As filed with the Securities and Exchange Commission on February 1, 2016.

1933 Act Registration No. 33-12911

1940 Act Registration No. 811-5075

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 81	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 82	☒
(Check appropriate box or boxes)

THRIVENT MUTUAL FUNDS

(Exact name of registrant as specified in charter)

625 FOURTH AVENUE SOUTH

MINNEAPOLIS, MINNESOTA 55415

(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (612) 844-4198

MICHAEL W. KREMENAK

SECRETARY AND CHIEF LEGAL OFFICER

THRIVENT MUTUAL FUNDS

625 FOURTH AVENUE SOUTH

MINNEAPOLIS, MINNESOTA 55415

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b):

☐	on (date) pursuant to paragraph (b)

☒	60 days after filing pursuant to paragraph (a)(1)

☐	on February 1, 2016 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FEBRUARY 1, 2016

MUTUAL FUNDS PROSPECTUS CLASS A SHARES

Some mutual fund account types may be restricted from eDelivery enrollment. See Thrivent.com for details.

Thrivent Aggressive Allocation Fund TAAAX Thrivent Opportunity Income Plus Fund AAINX Thrivent Large Cap Stock Fund AALGX Thrivent Moderately Aggressive Allocation Fund TMAAX Thrivent Partner Emerging Markets Equity Fund TPEAX Thrivent High Yield Fund LBHYX Thrivent Moderate Allocation Fund THMAX Thrivent Small Cap Stock Fund AASMX Thrivent Income Fund LUBIX

Thrivent Moderately Conservative Allocation Fund TCAAX Thrivent Mid Cap Stock Fund AASCX Thrivent Municipal Bond Fund AAMBX Thrivent Growth and Income Plus Fund TEIAX Thrivent Partner Worldwide Allocation Fund TWAAX Thrivent Government Bond Fund TBFAX Thrivent Balanced Income Plus Fund AABFX Thrivent Large Cap Growth Fund AAAGX Thrivent Limited Maturity Bond Fund LBLAX Thrivent Diversified Income Plus Fund AAHYX Thrivent Large Cap Value Fund AAUTX Thrivent Money Market Fund AMMXX

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Shares of Thrivent Mutual Funds are not deposits or other obligations of Thrivent Trust Company or any bank, or insured or otherwise protected by the Federal Deposit Insurance Corporation or any other federal agency. Shares of Thrivent Mutual Funds are subject to investment risk, including possible loss of the principal amount invested.

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2

Thrivent Aggressive Allocation Fund

TAAAX

Investment Objective

Thrivent Aggressive Allocation Fund seeks long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund or funds of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 91 through 93 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

Because the Fund invests, in part, in other Thrivent mutual funds (the “Underlying Funds”), there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the expenses associated with the Fund’s investments in the Underlying Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[1]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Management Fees
Distribution and Service (12b-1) Fees	0.25%
Other Expenses
Acquired Fund (Underlying Fund) Fees and Expenses
Total Annual Fund Operating Expenses
Less Expense Reimbursement[2]
Net Annual Fund Operating Expenses

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[2]

The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Fund as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio. The Fund’s portfolio turnover rate does not reflect the portfolio turnover rate of the Underlying Funds.

Principal Strategies

The Fund pursues its objective by investing in a combination of Underlying Funds and directly held financial instruments. The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities and debt securities). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style (such as growth or value), or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Fund will likely buy and sell equity index futures to either hedge its exposure or obtain exposure to the equity investments that comprise a particular stock market index. An equity index future is a cash-settled futures contract on the value of a particular stock market index. The Fund may also enter into credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

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Under normal circumstances, the Fund invests in the following broad asset classes within the ranges given:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	95%	75-100%
Debt Securities	5%	0-25%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. Thrivent Asset Management, LLC, the Fund’s investment adviser (“Thrivent Asset Mgt.” or the “Adviser”), will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders. In addition to the Underlying Funds listed below, the Fund may also invest in Underlying Funds that are only offered to the Thrivent Mutual Funds and its affiliates and that do not charge an investment advisory fee.

Equity Securities

Small Cap

Thrivent Small Cap Stock Fund

Mid Cap

Thrivent Mid Cap Stock Fund

Large Cap

Thrivent Large Cap Growth Fund

Thrivent Large Cap Value Fund

Thrivent Large Cap Stock Fund

Other

Thrivent Growth and Income Plus Fund

Thrivent Balanced Income Plus Fund

Thrivent Partner Worldwide Allocation Fund

Thrivent Partner Emerging Markets Equity Fund

Debt Securities

High Yield Bonds

Thrivent High Yield Fund

Intermediate/Long-Term Bonds

Thrivent Income Fund

Short-Term/Intermediate Bonds

Thrivent Government Bond Fund

Thrivent Limited Maturity Bond Fund

Other

Thrivent Diversified Income Plus Fund

Thrivent Opportunity Income Plus Fund

Short-Term Debt Securities

Money Market Funds

Thrivent Money Market Fund

Thrivent Cash Management Trust

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities, and vice versa. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take

4

other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods and since inception compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds, and the MSCI All Country World Index ex-USA – USD Net Returns, which measures the performance of stock markets in developed and emerging markets countries throughout the world (excluding the U.S.). Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart and table includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Aggressive Allocation Fund	1 Year	5 Years	10 Years
Class A (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
MSCI All Country World Index ex-US Net Returns (reflects no deduction for fees, expenses or taxes)

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Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio managers of the Fund since its inception in 2005. Mr. Swansen joined Thrivent Financial in 2003 and is the Chief Investment Officer of Thrivent Asset Mgt. and Thrivent Financial and serves as the team leader. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999.

Purchase and Sale of Fund Shares

Effective February 16, 2016, Class A shares of the Fund are closed to new shareholders. Class A shares are solely open to current Class A shareholders and others who reside at the same mailing address as current Class A shareholders. Existing Class A shareholders can continue to purchase shares and exchange into Class A shares of other Thrivent Mutual Funds. In addition, Class A shares are open to existing SEP and SIMPLE plans, and new and existing 403(b), 401(k), Defined Benefit, Deferred Compensation, Profit sharing, Money Purchase and Money Purchase Pension plans and participants.

The minimum initial investment requirement for this Fund is

$2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Thrivent Moderately Aggressive Allocation Fund

TMAAX

Investment Objective

Thrivent Moderately Aggressive Allocation Fund seeks long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund or funds of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 91 through 93 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

Because the Fund invests, in part, in other Thrivent mutual funds (the “Underlying Funds”), there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the expenses associated with the Fund’s investments in the Underlying Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[1]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees	0.25%
Other Expenses
Acquired Fund (Underlying Fund) Fees and Expenses
Total Annual Fund Operating Expenses
Less Expense Reimbursement[2]
Net Annual Fund Operating Expenses

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[2]

The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Fund as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio. The Fund’s portfolio turnover rate does not reflect the portfolio turnover rate of the Underlying Funds.

Principal Strategies

The Fund pursues its objective by investing in a combination of Underlying Funds and directly held financial instruments. The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities and debt securities). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style (such as growth or value), or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Fund will likely buy and sell equity index futures to either hedge its exposure or obtain exposure to the equity investments that comprise a particular stock market index. An equity index future is a cash-settled futures contract on the value of a particular stock market index. The Fund may also enter into credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

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Under normal circumstances, the Fund invests in the following broad asset classes within the ranges given:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	77%	55-90%
Debt Securities	23%	10-40%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders. In addition to the Underlying Funds listed below, the Fund may also invest in Underlying Funds that are only offered to the Thrivent Mutual Funds and its affiliates and that do not charge an investment advisory fee.

Equity Securities

Small Cap

Thrivent Small Cap Stock Fund

Mid Cap

Thrivent Mid Cap Stock Fund

Large Cap

Thrivent Large Cap Growth Fund

Thrivent Large Cap Value Fund

Thrivent Large Cap Stock Fund

Other

Thrivent Growth and Income Plus Fund

Thrivent Balanced Income Plus Fund

Thrivent Partner Worldwide Allocation Fund

Thrivent Partner Emerging Markets Equity Fund

Debt Securities

High Yield Bonds

Thrivent High Yield Fund

Intermediate/Long-Term Bonds

Thrivent Income Fund

Short-Term/Intermediate Bonds

Thrivent Government Bond Fund

Thrivent Limited Maturity Bond Fund

Other

Thrivent Diversified Income Plus Fund

Thrivent Opportunity Income Plus Fund

Short-Term Debt Securities

Money Market Funds

Thrivent Money Market Fund

Thrivent Cash Management Trust

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities, and vice versa. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to

8

meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods and since inception compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds, and the MSCI All Country World Index ex-USA – USD Net Returns, which measures the performance of stock markets in developed and emerging markets countries throughout the world (excluding the U.S.). Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Moderately Aggressive Allocation Fund	1 Year	5 Years	10 Years
Class A (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
MSCI All Country World Index ex-US Net Returns (reflects no deduction for fees, expenses or taxes)

9

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio managers of the Fund since its inception in 2005. Mr. Swansen joined Thrivent Financial in 2003 and is the Chief Investment Officer of Thrivent Asset Mgt. and Thrivent Financial and serves as the team leader. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999.

Purchase and Sale of Fund Shares

Effective February 16, 2016, Class A shares of the Fund are closed to new shareholders. Class A shares are solely open to current Class A shareholders and others who reside at the same mailing address as current Class A shareholders. Existing Class A shareholders can continue to purchase shares and exchange into Class A shares of other Thrivent Mutual Funds. In addition, Class A shares are open to existing SEP and SIMPLE plans, and new and existing 403(b), 401(k), Defined Benefit, Deferred Compensation, Profit sharing, Money Purchase and Money Purchase Pension plans and participants.

The minimum initial investment requirement for this Fund is

$2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10

Thrivent Moderate Allocation Fund

THMAX

Investment Objective

Thrivent Moderate Allocation Fund seeks long-term capital growth while providing reasonable stability of principal.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund or funds of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 91 through 93 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

Because the Fund invests, in part, in other Thrivent mutual funds (the “Underlying Funds”), there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the expenses associated with the Fund’s investments in the Underlying Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[1]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees	0.25%
Other Expenses
Acquired Fund (Underlying Fund) Fees and Expenses
Total Annual Fund Operating Expenses
Less Expense Reimbursement[2]
Net Annual Fund Operating Expenses

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[2]

The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Fund as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio. The Fund’s portfolio turnover rate does not reflect the portfolio turnover rate of the Underlying Funds.

Principal Strategies

The Fund pursues its objective by investing in a combination of Underlying Funds and directly held financial instruments. The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities and debt securities). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style (such as growth or value), or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Fund will likely buy and sell equity index futures to either hedge its exposure or obtain exposure to the equity investments that comprise a particular stock market index. An equity index future is a cash-settled futures contract on the value of a particular stock market index. The Fund may also enter into credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

11

Under normal circumstances, the Fund invests in the following broad asset classes within the ranges given:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	57%	35-75%
Debt Securities	43%	25-55%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders. In addition to the Underlying Funds listed below, the Fund may also invest in Underlying Funds that are only offered to the Thrivent Mutual Funds and its affiliates and that do not charge an investment advisory fee.

Equity Securities

Small Cap

Thrivent Small Cap Stock Fund

Mid Cap

Thrivent Mid Cap Stock Fund

Large Cap

Thrivent Large Cap Growth Fund

Thrivent Large Cap Value Fund

Thrivent Large Cap Stock Fund

Other

Thrivent Growth and Income Plus Fund

Thrivent Balanced Income Plus Fund

Thrivent Partner Worldwide Allocation Fund

Thrivent Partner Emerging Markets Equity Fund

Debt Securities

High Yield Bonds

Thrivent High Yield Fund

Intermediate/Long-Term Bonds

Thrivent Income Fund

Short-Term/Intermediate Bonds

Thrivent Government Bond Fund

Thrivent Limited Maturity Bond Fund

Other

Thrivent Diversified Income Plus Fund

Thrivent Opportunity Income Plus Fund

Short-Term Debt Securities

Money Market Funds

Thrivent Money Market Fund

Thrivent Cash Management Trust

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Underperformance in the equity markets or debt markets would have a material adverse effect on the Fund’s total return given its significant allocation to both equity securities and debt securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities, and vice versa. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to

12

meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods and since inception compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds, and the MSCI All Country World Index ex-USA – USD Net Returns, which measures the performance of stock markets in developed and emerging markets countries throughout the world (excluding the U.S.). Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Moderate Allocation Fund	1 Year	5 Years	10 Years
Class A (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
MSCI All Country World Index ex-US Net Returns (reflects no deduction for fees, expenses or taxes)

13

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio managers of the Fund since its inception in 2005. Mr. Swansen joined Thrivent Financial in 2003 and is the Chief Investment Officer of Thrivent Asset Mgt. and Thrivent Financial and serves as the team leader. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999.

Purchase and Sale of Fund Shares

Effective February 16, 2016, Class A shares of the Fund are closed to new shareholders. Class A shares are solely open to current Class A shareholders and others who reside at the same mailing address as current Class A shareholders. Existing Class A shareholders can continue to purchase shares and exchange into Class A shares of other Thrivent Mutual Funds. In addition, Class A shares are open to existing SEP and SIMPLE plans, and new and existing 403(b), 401(k), Defined Benefit, Deferred Compensation, Profit sharing, Money Purchase and Money Purchase Pension plans and participants.

The minimum initial investment requirement for this Fund is

$2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14

Thrivent Moderately Conservative Allocation Fund

TCAAX

Investment Objective

Thrivent Moderately Conservative Allocation Fund seeks long-term capital growth while providing reasonable stability of principal.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund or funds of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 91 through 93 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

Because the Fund invests, in part, in other Thrivent mutual funds (the “Underlying Funds”), there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the expenses associated with the Fund’s investments in the Underlying Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[1]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees	0.25%
Other Expenses
Acquired Fund (Underlying Fund) Fees and Expenses
Total Annual Fund Operating Expenses
Less Expense Reimbursements[2]
Total Annual Fund Operating Expenses

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[2]

The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Fund as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio. The Fund’s portfolio turnover rate does not reflect the portfolio turnover rate of the Underlying Funds.

Principal Strategies

The Fund pursues its objective by investing in a combination of Underlying Funds and directly held financial instruments. The Fund uses a prescribed asset allocation strategy involving a two-step process: The first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, debt securities and equity securities). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on maturity, duration, security type or credit rating for debt securities, or market capitalization, investment style (such as growth or value), or economic sector for equity securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Fund will likely buy and sell equity index futures to either hedge its exposure or obtain exposure to the equity investments that comprise a particular stock market index. An equity index future is a cash-settled futures contract on the value of a particular stock market index. The Fund may also enter into credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

15

Under normal circumstances, the Fund invests in the following broad asset classes within the ranges given:

Broad Asset Category	Target Allocation	Allocation Range
Debt Securities	63%	35-75%
Equity Securities	37%	25-65%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders. In addition to the Underlying Funds listed below, the Fund may also invest in Underlying Funds that are only offered to the Thrivent Mutual Funds and its affiliates and that do not charge an investment advisory fee.

Debt Securities

High Yield Bonds

Thrivent High Yield Fund

Intermediate/Long-Term Bonds

Thrivent Income Fund

Short-Term/Intermediate Bonds

Thrivent Government Bond Fund

Thrivent Limited Maturity Bond Fund

Other

Thrivent Diversified Income Plus Fund

Thrivent Opportunity Income Plus Fund

Equity Securities

Small Cap

Thrivent Small Cap Stock Fund

Mid Cap

Thrivent Mid Cap Stock Fund

Large Cap

Thrivent Large Cap Growth Fund

Thrivent Large Cap Value Fund

Thrivent Large Cap Stock Fund

Other

Thrivent Growth and Income Plus Fund

Thrivent Balanced Income Plus Fund

Thrivent Partner Worldwide Allocation Fund

Thrivent Partner Emerging Markets Equity Fund

Short-Term Debt Securities

Money Market Funds

Thrivent Money Market Fund

Thrivent Cash Management Trust

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Underperformance in the equity markets or debt markets would have a material adverse effect on the Fund’s total return given its significant allocation to both equity securities and debt securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time debt investments may fall out of favor as compared to investments in equity securities, and vice versa. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to

16

meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods and since inception compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds, and the MSCI All Country World Index ex-USA – USD Net Returns, which measures the performance of stock markets in developed and emerging markets countries throughout the world (excluding the U.S.). Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

17

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Moderately Conservative Allocation Fund	1 Year	5 Years	10 Years
Class A (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
MSCI All Country World Index ex-US Net Returns (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio managers of the Fund since its inception in 2005. Mr. Swansen joined Thrivent Financial in 2003 and is the Chief Investment Officer of Thrivent Asset Mgt. and Thrivent Financial and serves as the team leader. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999.

Purchase and Sale of Fund Shares

Effective February 16, 2016, Class A shares of the Fund are closed to new shareholders. Class A shares are solely open to current Class A shareholders and others who reside at the same mailing address as current Class A shareholders. Existing Class A shareholders can continue to purchase shares and exchange into Class A shares of other Thrivent Mutual Funds. In addition, Class A shares are open to existing SEP and SIMPLE plans, and new and existing 403(b), 401(k), Defined Benefit, Deferred Compensation, Profit sharing, Money Purchase and Money Purchase Pension plans and participants.

The minimum initial investment requirement for this Fund is

$2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

18

Thrivent Growth and Income Plus Fund

TEIAX

Investment Objective

Thrivent Growth and Income Plus Fund seeks income plus long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund or funds of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 91 through 93 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[1]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees	0.25%
Other Expenses
Acquired Fund (Underlying Fund) Fees and Expenses
Total Annual Fund Operating Expenses
Less Expense Reimbursement[2]
Net Annual Fund Operating Expenses

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[2]

The Adviser has contractually agreed, through at least February 28, 2017, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Growth and Income Plus Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of         % of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Fund invests in a combination of equity securities and debt securities within the ranges shown in the following table:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	70%	50-90%
Debt Securities	30%	10-50%

The equity securities in which the Fund invests are primarily income-producing and may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. Under normal circumstances, the Fund intends to invest in real estate investment trusts (“REITs”).

The debt securities in which the Fund invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser. The Fund may also invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. In addition, the Fund may

19

invest in investment-grade corporate bonds, asset-backed securities, mortgage-backed securities (including commercially backed ones), convertible bonds, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated).

The Fund may utilize derivatives, including credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

The Adviser may invest in foreign securities, including those of issuers in emerging markets. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell.

The Fund may invest in exchange-traded funds (“ETFs”), which are investment companies generally designed to track the performance of a securities or other index, including industry, sector, country and region indexes.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Fund’s shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Preferred Stock Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

High Yield Risk. High yield securities to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the

20

security. High-yield bonds and leveraged loans have a less liquid resale market. In addition, dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Real Estate Investment Trust (“REIT”) Risk. REITs generally can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and incomes from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.

ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one and five-year periods and since inception compared to broad-based securities market indices. These indices are the MSCI World Index – USD Net Returns, which measures the performance of stock markets in developed countries throughout the world, the Barclays U.S. Mortgage-Backed Securities Index, which covers the mortgage-backed securities component of the Barclays U.S. Aggregate Bond Index, and the Barclays U.S. High Yield Loan Index, which measures the performance of U.S.-dollar denominated syndicated term loans. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

21

Effective August 16, 2013, based on approval of the Fund’s board of trustees and notice to Fund shareholders, the Fund’s principal strategies were changed, which had the effect of decreasing the amount of income-producing equity securities in which the Fund generally invests and increasing the extent to which the Fund generally invests in debt securities. At the same time, the Fund’s name changed from Thrivent Equity Income Plus Fund to Thrivent Growth and Income Plus Fund. As a result, performance information presented below with respect to periods prior to August 16, 2013, reflects the performance of an investment portfolio that was materially different from the investment portfolio of the Fund.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Growth and Income Plus Fund	1 Year	5 Years	Since Inception (2/29/2008)
Class A (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
MSCI World Index – USD Net Returns (reflects no deduction for fees, expenses or taxes)
Barclays U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)
Barclays U.S. High Yield Loan Index (reflects no deduction for fees, expenses or taxes)
Barclays U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Stephen D. Lowe, CFA has been a portfolio manager of the Fund since 2013. Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA have served as portfolio managers of the Fund since 2015. Mr. Lowe has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as an equity portfolio manager since 2003.

Purchase and Sale of Fund Shares

Effective February 16, 2016, Class A shares of the Fund are closed to new shareholders. Class A shares are solely open to current Class A shareholders and others who reside at the same mailing address as current Class A shareholders. Existing Class A shareholders can continue to purchase shares and exchange into Class A shares of other Thrivent Mutual Funds. In addition, Class A shares are open to existing SEP and SIMPLE plans, and new and existing 403(b), 401(k), Defined Benefit, Deferred Compensation, Profit sharing, Money Purchase and Money Purchase Pension plans and participants.

The minimum initial investment requirement for this Fund is

$2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan.

22

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

23

Thrivent Balanced Income Plus Fund

AABFX

Investment Objective

Thrivent Balanced Income Plus Fund seeks long-term total return through a balance between income and the potential for long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund or funds of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 91 through 93 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[1]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees	0.25%
Other Expenses
Acquired Fund (Underlying Fund) Fees and Expenses
Total Annual Fund Operating Expenses

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Fund invests in a combination of equity securities and debt securities within the ranges shown in the following table:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	50%	25-75%
Debt Securities	50%	25-75%

The equity securities in which the Fund invests are primarily income-producing and may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. Under normal circumstances, the Fund intends to invest in real estate investment trusts (“REITs”).

The debt securities in which the Fund invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser. The Fund may also invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. In addition, the Fund may invest in investment-grade corporate bonds, asset-backed securities, mortgage-backed securities (including commercially backed ones), convertible bonds, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated).

The Fund may utilize derivatives, including credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities

24

exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

The Adviser may invest in foreign securities, including those of issuers in emerging markets. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell.

The Fund may invest in exchange-traded funds (“ETFs”), which are investment companies generally designed to track the performance of a securities or other index, including industry, sector, country and region indexes.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Underperformance in the equity markets or debt markets would have a material adverse effect on the Fund’s total return given its significant allocation to both equity securities and debt securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Fund’s shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

High Yield Risk. High yield securities to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal

25

securities laws with respect to leveraged loans that may not be in the form of “securities.”

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds and leveraged loans have a less liquid resale market. In addition, dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result, the Adviser may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Preferred Securities Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Real Estate Investment Trust (“REIT”) Risk. REITs generally can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and incomes from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. These indices are the S&P Composite 1500 Index, which measures the performance of a group of 1,500 publicly-traded stocks, the Barclays U.S. Mortgage-Backed Securities Index, which covers the mortgage-backed securities component of the Barclays U.S. Aggregate Bond Index, and the Barclays U.S. High Yield Loan Index, which measures the performance of U.S.-dollar denominated syndicated term loans. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual

26

after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Effective August 16, 2013, based on approval of the Fund’s board of trustees and notice to Fund shareholders, the Fund’s principal strategies were changed, which had the effect of decreasing the extent to which the Fund generally invests in equity securities and increasing the extent to which the Fund generally invests in debt securities. At the same time, the Fund’s name changed from Thrivent Balanced Fund to Thrivent Balanced Income Plus Fund. As a result, performance information presented below with respect to periods prior to August 16, 2013, reflects the performance of an investment portfolio that was materially different from the investment portfolio of the Fund.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Balanced Income Plus Fund	1 Year	5 Years	10 Years
Class A (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
MSCI World Index – USD Net Returns (reflects no deduction for fees, expenses or taxes)
Barclays U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)
Barclays U.S. High Yield Loan Index (reflects no deduction for fees, expenses or taxes)[1]
Barclays U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)
S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)

[1]	This index began on January 1, 2006.

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Darren M. Bagwell, CFA has served as a portfolio manager of the Fund since 2005. Stephen D. Lowe, CFA, has served as a portfolio manager of the Fund since 2013. Mark L. Simenstad, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA have served as portfolio managers of the Fund since 2015. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research. Mr. Lowe has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as an equity portfolio manager since 2003.

Purchase and Sale of Fund Shares

Effective February 16, 2016, Class A shares of the Fund are closed to new shareholders. Class A shares are solely open to current Class A shareholders and others who reside at the same mailing address as current Class A shareholders. Existing Class A shareholders can continue to purchase shares and exchange into Class A shares of other Thrivent Mutual Funds. In addition, Class A shares are open to existing SEP and SIMPLE plans, and new and existing 403(b), 401(k), Defined Benefit, Deferred Compensation, Profit sharing, Money Purchase and Money Purchase Pension plans and participants.

The minimum initial investment requirement for this Fund is

$2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

27

Thrivent Diversified Income Plus Fund

AAHYX

Investment Objective

Thrivent Diversified Income Plus Fund seeks to maximize income while maintaining prospects for capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund or funds of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 91 through 93 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[1]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees	0.25%
Other Expenses
Acquired Fund (Underlying Fund) Fees and Expenses
Total Annual Fund Operating Expenses

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Fund invests in a combination of equity securities and debt securities within the ranges shown in the following table:

Broad Asset Category	Target Allocation	Allocation Range
Debt Securities	70%	50-90%
Equity Securities	30%	10-50%

The equity securities in which the Fund invests are primarily income-producing and may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. Under normal circumstances, the Fund intends to invest in real estate investment trusts (“REITs”).

The debt securities in which the Fund invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser. The Fund may also invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. In addition, the Fund may invest in investment-grade corporate bonds, asset-backed securities, mortgage-backed securities (including commercially backed ones), convertible bonds, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated).

The Fund may utilize derivatives, including credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

28

The Adviser may invest in foreign securities, including those of issuers in emerging markets. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell.

The Fund may invest in exchange-traded funds (“ETFs”), which are investment companies generally designed to track the performance of a securities or other index, including industry, sector, country and region indexes.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the fixed income markets would have a material adverse effect on the Fund’s total return given its significant allocation to fixed income securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Fund’s shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. In addition, dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills

29

of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Real Estate Investment Trust (“REIT”) Risk. REITs generally can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and incomes from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Preferred Securities Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. These indices are the MSCI World Index – USD Net Returns, which measures the performance of stock markets in developed countries throughout the world, the Barclays U.S. Mortgage-Backed Securities Index, which covers the mortgage-backed securities component of the Barclays U.S. Aggregate Bond Index, and the Barclays U.S. High Yield Loan Index, which measures the performance of U.S.-dollar denominated syndicated term loans. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

Effective June 30, 2006, based on approval of the Fund’s board of trustees and Fund shareholders, the Fund’s investment objective and principal strategies were changed, which had the effect of converting the Fund from one which invested at least 80% of its assets in high yield securities to one which invests in a diversified portfolio of income-producing securities. At the same time, the Fund’s name changed from Thrivent High Yield Fund II to Thrivent Diversified Income Plus Fund. As a result, performance information presented below with respect to periods prior to June 30, 2006, reflects the performance of an investment portfolio that was materially different from the investment portfolio of Thrivent Diversified Income Plus Fund.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may

30

differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Diversified Income Plus Fund	1 Year	5 Years	10 Years
Class A (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
MSCI World Index – USD Net Returns (reflects no deduction for fees, expenses or taxes)
Barclays U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)
Barclays U.S. High Yield Loan Index (reflects no deduction for fees, expenses or taxes)[1]
Barclays U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)

[1]	This index began on January 1, 2006.

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Mark L. Simenstad, CFA has served as a portfolio manager of the Fund since 2006. Stephen D. Lowe, CFA, Darren M. Bagwell, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA have served as portfolio managers of the Fund since 2015. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Lowe has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as an equity portfolio manager since 2003.

Purchase and Sale of Fund Shares

Effective February 16, 2016, Class A shares of the Fund are closed to new shareholders. Class A shares are solely open to current Class A shareholders and others who reside at the same mailing address as current Class A shareholders. Existing Class A shareholders can continue to purchase shares and exchange into Class A shares of other Thrivent Mutual Funds. In addition, Class A shares are open to existing SEP and SIMPLE plans, and new and existing 403(b), 401(k), Defined Benefit, Deferred Compensation, Profit sharing, Money Purchase and Money Purchase Pension plans and participants.

The minimum initial investment requirement for this Fund is

$2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 or IRA for tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

31

Thrivent Opportunity Income Plus Fund

AAINX

Investment Objective

Thrivent Opportunity Income Plus Fund seeks a high level of current income, consistent with capital preservation.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund or funds of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 91 through 93 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[1]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees	0.25%
Other Expenses
Acquired Fund (Underlying Fund) Fees and Expenses
Total Annual Fund Operating Expenses
Less Expense Reimbursement[2]
Net Annual Fund Operating Expenses

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[2]

The Adviser has contractually agreed, through at least February 28, 2017, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Opportunity Income Plus Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of         % of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Fund invests in a broad range of debt securities and may invest in equity securities to a limited extent as shown in the following table:

Broad Asset Category	Target Allocation	Allocation Range
Debt Securities	95%	50-100%
Equity Securities	5%	0-50%

The debt securities in which the Fund invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser. The Fund may also invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. In addition, the Fund may invest in investment-grade corporate bonds, asset-backed securities, mortgage-backed securities (including commercially backed ones), convertible bonds, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated).

The Fund may utilize derivatives, including credit default swap agreements on security indexes. The Fund may enter into

32

standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

The Adviser may invest in foreign securities, including those of issuers in emerging markets. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell.

The Fund may invest in exchange-traded funds (“ETFs”), which are investment companies generally designed to track the performance of a securities or other index, including industry, sector, country and region indexes.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the fixed income markets would have a material adverse effect on the Fund’s total return given its significant allocation to fixed income securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds and leveraged loans have a less liquid resale market. In addition, dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for

33

example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market indices. These indices are the Barclays U.S. Mortgage-Backed Securities Index, which covers the mortgage-backed securities component of the Barclays U.S. Aggregate Bond Index, the Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which represents the performance of U.S. short duration, higher-rated high yield bonds, and the Barclays U.S. High Yield Loan Index, which measures the performance of U.S.-dollar denominated syndicated term loans. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart and the table includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Effective August 16, 2013, based on approval of the Fund’s board of trustees and notice to Fund shareholders, the Fund’s principal strategies were changed, which had the effect of changing the types of debt securities in which the Fund may invest. At the same time, the Fund’s name changed from Thrivent Core Bond Fund to Thrivent Opportunity Income Plus Fund. As a result, performance information presented below with respect to periods prior to August 16, 2013, reflects the performance of an investment portfolio that was materially different from the investment portfolio of the Fund.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

34

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Opportunity Income Plus Fund	1 Year	5 Years	10 Years
Class A (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
Barclays U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)
Barclays U.S. High Yield Loan Index (reflects no deduction for fees, expenses or taxes)[1]
Barclays U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)

[1]	This index began on January 1, 2006.

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Michael G. Landreville, CFA, CPA (inactive) has served as a portfolio manager of the Fund since 2002. Gregory R. Anderson, CFA, CPA (inactive) has served as a portfolio manager of the Fund since 2005. Conrad E. Smith, CFA has served as portfolio manager of the Fund since 2013. Paul J. Ocenasek, CFA and Kent L. White, CFA have served as portfolio managers of the Fund since 2015. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998. Mr. Smith has been with Thrivent Financial since 2004 and also manages the leveraged loan portfolio and the high yield bond portfolio of Thrivent Financial’s general account. Mr. Ocenasek has been with Thrivent Financial since 1987 and has served in a portfolio management capacity since 1997. Mr. White is the Director of Investment Grade Research at Thrivent Financial and has been with the firm since 1999.

Purchase and Sale of Fund Shares

Effective February 16, 2016, Class A shares of the Fund are closed to new shareholders. Class A shares are solely open to current Class A shareholders and others who reside at the same mailing address as current Class A shareholders. Existing Class A shareholders can continue to purchase shares and exchange into Class A shares of other Thrivent Mutual Funds. In addition, Class A shares are open to existing SEP and SIMPLE plans, and new and existing 403(b), 401(k), Defined Benefit, Deferred Compensation, Profit sharing, Money Purchase and Money Purchase Pension plans and participants.

The minimum initial investment requirement for this Fund is $2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

35

Thrivent Partner Emerging Markets Equity Fund

TPEAX

Investment Objective

Thrivent Partner Emerging Markets Equity Fund seeks long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund or funds of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 91 through 93 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[1]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees	0.25%
Other Expenses
Acquired Fund (Underlying Fund) Fees and Expenses
Total Annual Fund Operating Expenses
Less Expense Reimbursement[2]
Net Annual Fund Operating Expenses

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[2]

The Adviser has contractually agreed, through at least February 28, 2017, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Partner Emerging Markets Equity Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of         % of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes), at the time of initial purchase, in emerging market equities, including common stock, preferred stock, convertible securities, depositary receipts and rights and warrants to buy common stocks. Emerging market equities are securities of issuers that have their principal securities trading markets in an emerging market country; alone or on a consolidated basis derive 50% or more of annual revenue or assets from goods produced, sales made or service performed in emerging market countries; or are organized under the laws of, and have a principal office in, an emerging market country. An “emerging market” country is any country determined by the adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. These emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Fund’s investments are ordinarily diversified among regions, countries and currencies.

36

The Fund’s subadviser, Aberdeen Asset Managers Limited (“Aberdeen”), uses a disciplined investment process based on its proprietary research to determine security selection. Aberdeen seeks to identify “quality” companies, based on factors such as strength of management and business, that trade at reasonable valuations, based on factors such as earnings growth and other key financial measurements. Aberdeen makes investments for the long-term, although it may sell a security when it perceives a company’s business direction or growth prospects to have changed or the company’s valuations are no longer attractive.

Should the Adviser determine that the Fund would benefit from reducing the percentage of its net assets invested in emerging market equities from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market as measured by the Fund’s benchmark index. The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Foreign Securities Risk. Securities of foreign companies in which the Fund invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions – such as Latin America, Asia, Europe, and the Mediterranean region – can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Fund’s ability to repatriate capital or income. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the Fund’s share price to decline.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product of service markets, fewer financial resources, and less competitive strength than larger companies.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the subadviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

37

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the MSCI Emerging Markets Index, which is a modified capitalization-weighted index of selected emerging economies from around the world. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Effective February 26, 2015, Aberdeen replaced DuPont Capital Management Corporation as the subadviser of the Fund. Accordingly, Aberdeen has not yet subadvised the Fund for a full calendar year.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Partner Emerging Markets Equity Fund	1 Year	Since Inception (8/31/2012)
Class A (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC, which has engaged Aberdeen Asset Managers Limited to subadvise the Fund.

Portfolio Manager(s)

Aberdeen uses a team-based approach, with the following team members being primarily responsible for day-to-day management. Devan Kaloo has been with Aberdeen since 2000. He is the Head of Global Emerging Markets; he formerly served as a Senior Investment Manager on Aberdeen’s Asian Equity team. Joanne Irvine is the Head of Emerging Markets (ex-Asia) and has been with Aberdeen since 1996. Hugh Young is Head of Asian Equities and has been with Aberdeen since 1985. Mark Gordon-James, CFA, is a Senior Investment Manager and has been with Aberdeen since 2004. Fiona Manning, CFA, is a Senior Investment Manager and has been with Aberdeen since 2005.

Purchase and Sale of Fund Shares

Effective February 16, 2016, Class A shares of the Fund are closed to new shareholders. Class A shares are solely open to current Class A shareholders and others who reside at the same mailing address as current Class A shareholders. Existing Class A shareholders can continue to purchase shares and exchange into Class A shares of other Thrivent Mutual Funds. In addition, Class A shares are open to existing SEP and SIMPLE plans, and new and existing 403(b), 401(k), Defined Benefit, Deferred Compensation, Profit sharing, Money Purchase and Money Purchase Pension plans and participants.

The minimum initial investment requirement for this Fund is

$2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

38

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

39

Thrivent Small Cap Stock Fund

AASMX

Investment Objective

Thrivent Small Cap Stock Fund seeks long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund or funds of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 91 through 93 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[1]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees	0.25%
Other Expenses
Acquired Fund (Underlying Fund) Fees and Expenses
Total Annual Fund Operating Expenses

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. The Adviser focuses mainly in the securities of smaller U.S. companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index or the Russell 2000® Index. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of small companies stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser looks for small companies that, in its opinion:

•	have an improving fundamental outlook;
•	have capable management; and
•	are financially sound.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may

40

move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell 2000® Index, which is comprised of 2000 of the smaller companies in the Russell 3000® Index. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Small Cap Stock Fund	1 Year	5 Years	10 Years
Class A (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Matthew D. Finn, CFA has served as lead portfolio manager of the Fund since 2013. James M. Tinucci, CFA has served as the associate portfolio manager of the Fund since 2015. Mr. Finn has been a portfolio manager at Thrivent Financial since 2004, when he joined the firm. Mr. Tinucci has been with Thrivent Financial since 2014, and previously held various positions at Thrivent Financial from 2007 to 2012. Prior to rejoining Thrivent Financial, Mr. Tinucci was a manager at Deloitte Consulting.

Purchase and Sale of Fund Shares

Effective February 16, 2016, Class A shares of the Fund are closed to new shareholders. Class A shares are solely open to current Class A shareholders and others who reside at the same mailing address as current Class A shareholders. Existing Class A shareholders can continue to purchase shares and exchange into

41

Class A shares of other Thrivent Mutual Funds. In addition, Class A shares are open to existing SEP and SIMPLE plans, and new and existing 403(b), 401(k), Defined Benefit, Deferred Compensation, Profit sharing, Money Purchase and Money Purchase Pension plans and participants.

The minimum initial investment requirement for this Fund is

$2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

42

Thrivent Mid Cap Stock Fund

AASCX

Investment Objective

Thrivent Mid Cap Stock Fund seeks long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund or funds of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 91 through 93 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[1]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees	0.25%
Other Expenses
Total Annual Fund Operating Expenses

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of mid-sized companies. The Adviser focuses mainly on the securities of mid-sized U.S. companies which have market capitalizations similar to those included in widely known indices such as the Russell Midcap® Index or the S&P MidCap 400 Index. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap securities from 80% to a lesser amount, we will notify you at least 60 days’ prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser generally looks for mid-sized companies that, in its opinion:

•	have prospects for growth in their sales and earnings;
•	are in an industry with a good economic outlook;
•	have high-quality management; and/or
•	have a strong financial position.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when

43

security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. The index is the Russell Midcap® Index, which measures the performance of the smallest 800 securities in the Russell 1000® Index, as ranked by total market capitalization. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Mid Cap Stock Fund	1 Year	5 Years	10 Years
Class A (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Brian J. Flanagan, CFA has been a portfolio manager of the Fund since 2004. He has been with Thrivent Financial since 1994 and a portfolio manager since 2000.

Purchase and Sale of Fund Shares

Effective February 16, 2016, Class A shares of the Fund are closed to new shareholders. Class A shares are solely open to current Class A shareholders and others who reside at the same mailing address as current Class A shareholders. Existing Class A shareholders can continue to purchase shares and exchange into Class A shares of other Thrivent Mutual Funds. In addition, Class A shares are open to existing SEP and SIMPLE plans, and new and existing 403(b), 401(k), Defined Benefit, Deferred Compensation, Profit sharing, Money Purchase and Money Purchase Pension plans and participants.

The minimum initial investment requirement for this Fund is

$2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts.

44

These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

45

Thrivent Partner Worldwide Allocation Fund

TWAAX

Investment Objective

Thrivent Partner Worldwide Allocation Fund seeks long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund or funds of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 91 through 93 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[1]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees	0.25%
Other Expenses
Total Annual Fund Operating Expenses
Less Expense Reimbursement[2]
Net Annual Fund Operating Expenses

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[2]

The Adviser has contractually agreed, through at least February 28, 2017, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Partner Worldwide Allocation Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of         % of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Strategies

The Fund seeks to achieve its objective by investing primarily in equity and debt securities of issuers throughout the world. The Fund seeks to diversify its portfolio broadly among developed and emerging countries and among multiple asset classes. Under normal market conditions, the Fund invests at least 40% of its net assets in foreign assets. If market conditions are not deemed favorable by the Fund’s investment adviser, the Fund could invest a lower percentage, but at least 30% of its net assets in foreign assets. A foreign asset could be an investment in an issuer that is organized under the laws of a foreign jurisdiction; that is traded principally in a foreign country; that derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets in a foreign country; or that otherwise exposes the Fund’s portfolio to the economic fortunes and risks of a foreign country.

The debt securities in which the Fund invests may be of any maturity or credit quality and may include high-yield, high-risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield, high-risk debt securities are rated within or below the “BB” major rating category by Standard & Poor’s or the “Ba” major rating

46

category by Moody’s or are unrated but considered to be of comparable quality. The interest rates of the Fund’s debt securities may be fixed, floating or subject to periodic reset provisions.

The Adviser will make asset allocation decisions among the various asset classes and has selected multiple subadvisers to manage each such class, although the Adviser will directly manage the Fund’s assets that are allocated to U.S. securities. The subadvisers invest independently of one another and use their own methodologies for selecting assets.

The Fund will generally make the following allocations among the broad asset classes listed below:

International large-cap growth	0-45%
International large-cap value	0-45%
Emerging markets equity	0-30%
International small- and mid-cap equities	0-30%
Emerging markets debt	0-30%
U.S. securities	0-20%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performances among asset classes. These allocations may change without shareholder approval or advance notice to shareholders to the extent consistent with applicable law.

Principal Global Investors, LLC manages the international large-cap growth assets. Mercator Asset Management, LP manages the international large-cap value assets but also manages, to a lesser extent, emerging markets equity assets. Aberdeen Asset Managers Limited also manages the emerging markets equity assets. Goldman Sachs Asset Management, L.P. manages the international small-cap and mid-cap equities and the emerging markets debt assets. The Adviser manages the assets allocated to U.S. securities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Foreign Securities Risk. Securities of foreign companies in which the Fund invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Fund’s ability to repatriate capital or income. In addition, the issuer of non-U.S. sovereign debt in which the Fund invests or the governmental authorities that control the repayment of such debt may be unable or unwilling, for economic reasons or otherwise, to repay the principal or interest when due. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the

47

security. Foreign securities generally have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small cap companies seldom pay significant dividends that could cushion returns in a falling market.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Multi-Manager Risk. The investment styles employed by the subadvisers may not be complementary. The interplay of the various strategies employed by the subadvisers may result in the Fund indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Fund’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Fund’s realization of capital gains. It is also possible that one subadviser could be selling a particular security or security from a certain country while another subadviser could be purchasing the same security or a security from that same country.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period, five-year period, and since inception compared to a broad-based securities market index. The index is the MSCI All Country World Index ex-USA – USD Net Returns, which measures the performance of developed and emerging stock markets throughout the world. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

48

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Partner Worldwide Allocation Fund	1 Year	5 Year	Since Inception (2/29/2008)
Class A (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
MSCI All Country World Index ex-USA (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC (“Thrivent Asset Mgt.”), which has engaged Mercator Asset Management, LP (“Mercator”), Principal Global Investors, LLC (“Principal”), Aberdeen Asset Managers Limited (“Aberdeen”), and Goldman Sachs Asset Management, L.P. (“GSAM”) to subadvise the Fund. Thrivent Asset Mgt. may also manage a portion of the Fund.

Portfolio Manager(s)

James E. Chaney serves as portfolio manager for the Mercator portion of the Fund. Mr. Chaney is a General Partner of Mercator and has been with Mercator since 2000. Mark R. Nebelung, CFA and John Pihlblad, CFA have served as portfolio co-managers for the Principal portion of the Fund since 2010 and 2008, respectively. Paul Blankenhagen, CFA and Juliet Cohn have served as portfolio co-managers for the Principal portion of the Fund since 2015. Mr. Nebelung has co-portfolio management responsibilities of Principal’s international growth and global growth equity strategies and co-manages Principal’s Pan Asian strategies. He has been with Principal since 1997. Mr. Pihlblad is a senior investment officer at Principal and led the development of Principal’s proprietary Global Research Platform. He has been with Principal since 2000. Mr. Blankenhagen is a co-portfolio manager for the international core, international diversified and international ADR equity portfolios at Principal. He joined the firm in 1992, has been a member of the international equity team since 1995, and was named a portfolio manager in 2000. Ms. Cohn is responsible for co-managing Principal’s European, International Core and Diversified International equity portfolios at Principal. She joined the firm in 2003 as a portfolio manager for European equities. Aberdeen manages its portion of the portfolio using a team-based approach, with the following team members being primarily responsible for day-to-day management. Devan Kaloo has been with Aberdeen since 2000. He is the Head of Global Emerging Markets; he formerly served as a senior investment manager on Aberdeen’s Asian Equity team. Joanne Irvine is the Head of Emerging Markets (ex-Asia) and has been with Aberdeen since 1996. Mark Gordon-James, CFA, is a Senior Investment Manager and has been with Aberdeen since 2004. Fiona Manning, CFA, is a Senior Investment Manager and has been with Aberdeen since 2005. Hugh Young is Head of Asian Equities and has been with Aberdeen since 1985. GSAM uses its Quantitative Investment Strategies team (the “QIS” team) to manage the international small-and mid-cap equities of the Fund. Ron Hua is a Managing Director and is the Chief Investment Officer of Equity Alpha Strategies for GSAM’s QIS team. Mr. Hua joined GSAM as a partner in 2011, and oversees all research, portfolio management and trading for the QIS quantitative equity business. Prior to joining GSAM, Mr. Hua was the Chief Investment Officer and Head of Research for Equity Investments at PanAgora Asset Management from 2004 to 2011. Len Ioffe, Managing Director, joined the GSAM as an associate in 1995 and has been a portfolio manager since 1996. Osman Ali, Managing Director, joined GSAM in 2003 and has been a member of the research and portfolio management team within the QIS team since 2005. Takashi Suwabe is a Managing Director and is co-head of active equity research in the QIS team. Mr. Suwabe joined GSAM in 2004 and has been a member of the QIS team since 2009. Previously, Mr. Suwabe worked at Nomura Securities and Nomura Research Institute. Denis Suvorov, Vice President, joined GSAM in 2011 as a portfolio manager. Between 2007 and 2011 he was a portfolio manager at Numeric Investors, LLC. GSAM uses its Emerging Market Debt and Fundamental Currency Team (the “EMD” team) to manage the emerging market debt assets of the Fund. Samuel Finkelstein is a Managing Director, the Global Head of Macro Strategies and a member of the Fixed Income Strategy Group and Cross-Sector Strategy Team at GSAM. He is also the head of the EMD Team and the lead manager of GSAM’s portion of the Fund. Prior to joining the EMD Team in 2000, Mr. Finkelstein worked in the fixed-income risk and strategy group where he constructed portfolios and monitored risk exposure. He joined GSAM in 1997. Ricardo Penfold, Managing Director, joined GSAM in 2000. David C. Francis, CFA, Vice President of Investment Equities of Thrivent Asset Mgt., serves as lead portfolio manager for the portion of the Fund’s assets allocated to U.S. securities. Mr. Francis has been with Thrivent Financial since 2001.

Purchase and Sale of Fund Shares

Effective February 16, 2016, Class A shares of the Fund are closed to new shareholders. Class A shares are solely open to current Class A shareholders and others who reside at the same mailing address as current Class A shareholders. Existing Class A shareholders can continue to purchase shares and exchange into Class A shares of other Thrivent Mutual Funds. In addition, Class A shares are open to existing SEP and SIMPLE plans, and new and existing 403(b), 401(k), Defined Benefit, Deferred Compensation, Profit sharing, Money Purchase and Money Purchase Pension plans and participants.

The minimum initial investment requirement for this Fund is

$2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

49

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

50

Thrivent Large Cap Growth Fund

AAAGX

Investment Objective

Thrivent Large Cap Growth Fund seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund or funds of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 91 through 93 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[1]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees	0.25%
Other Expenses
Total Annual Fund Operating Expenses
Less Expense Reimbursement[2]
Net Annual Fund Operating Expenses

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[2]

The Adviser has contractually agreed, through at least February 28, 2017, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Large Cap Growth Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of         % of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/ Citigroup Growth Index, the Russell 1000® Growth Index, or the large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

51

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell 1000® Growth Index, which measures the performance of large-cap growth stocks. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Large Cap Growth Fund	1 Year	5 Years	10 Years
Class A (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)

52

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

David C. Francis, CFA has served as portfolio manager of the Fund since 2011. Darren M. Bagwell, CFA has served as a portfolio manager of the Fund since 2014. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is a Senior Equity Portfolio Manager.

Purchase and Sale of Fund Shares

Effective February 16, 2016, Class A shares of the Fund are closed to new shareholders. Class A shares are solely open to current Class A shareholders and others who reside at the same mailing address as current Class A shareholders. Existing Class A shareholders can continue to purchase shares and exchange into Class A shares of other Thrivent Mutual Funds. In addition, Class A shares are open to existing SEP and SIMPLE plans, and new and existing 403(b), 401(k), Defined Benefit, Deferred Compensation, Profit sharing, Money Purchase and Money Purchase Pension plans and participants.

The minimum initial investment requirement for this Fund is

$2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

53

Thrivent Large Cap Value Fund

AAUTX

Investment Objective

Thrivent Large Cap Value Fund seeks to achieve long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund or funds of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 91 through 93 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[1]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees	0.25%
Other Expenses
Total Annual Fund Operating Expenses

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/Citigroup Value Index, the Russell 1000® Value Index, or the large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value. These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s

54

benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell 1000® Value Index, which measures the performance of large-cap value stocks. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Large Cap Value Fund	1 Year	5 Years	10 Years
Class A (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Kurt J. Lauber, CFA has served as portfolio manager of the Fund since 2013. Mr. Lauber has been with Thrivent Financial since 2004 and previously served as an associate portfolio manager.

Purchase and Sale of Fund Shares

Effective February 16, 2016, Class A shares of the Fund are closed to new shareholders. Class A shares are solely open to current Class A shareholders and others who reside at the same mailing address as current Class A shareholders. Existing Class A shareholders can continue to purchase shares and exchange into Class A shares of other Thrivent Mutual Funds. In addition,

55

Class A shares are open to existing SEP and SIMPLE plans, and new and existing 403(b), 401(k), Defined Benefit, Deferred Compensation, Profit sharing, Money Purchase and Money Purchase Pension plans and participants.

The minimum initial investment requirement for this Fund is $2,000. The minimum subsequent investment requirement for this Fund is $50. These investment requirements may be different, however, for investors investing in the Fund through a retirement or automatic investment plan.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

56

Thrivent Large Cap Stock Fund

AALGX

Investment Objective

Thrivent Large Cap Stock Fund seeks long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund or funds of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 91 through 93 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[1]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees	0.25%
Other Expenses
Total Annual Fund Operating Expenses

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large domestic and international companies which have market capitalizations similar to those in widely known indices such as the S&P 500 Index, the Russell 1000® Index, or the large company market capitalizations classifications published by Lipper, Inc. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing primarily in domestic and international common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s

57

benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the MSCI World Large Cap Index – USD Net Returns, which measures the performance of large cap stocks in developed countries throughout the world. Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Large Cap Stock Fund	1 Year	5 Years	10 Years
Class A (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
MSCI World Large Cap Net Returns USD Index (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

David C. Francis, CFA and Kurt J. Lauber, CFA have served as portfolio managers of the Fund since 2011 and 2013, respectively. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Lauber has been with Thrivent Financial since 2004 and previously served as an associate portfolio manager.

Purchase and Sale of Fund Shares

Effective February 16, 2016, Class A shares of the Fund are closed to new shareholders. Class A shares are solely open to current Class A shareholders and others who reside at the same mailing

58

address as current Class A shareholders. Existing Class A shareholders can continue to purchase shares and exchange into Class A shares of other Thrivent Mutual Funds. In addition, Class A shares are open to existing SEP and SIMPLE plans, and new and existing 403(b), 401(k), Defined Benefit, Deferred Compensation, Profit sharing, Money Purchase and Money Purchase Pension plans and participants.

The minimum initial investment requirement for this Fund is

$2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

59

Thrivent High Yield Fund

LBHYX

Investment Objective

Thrivent High Yield Fund seeks high current income and, secondarily, growth of capital.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund or funds of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 91 through 93 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[1]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees	0.25%
Other Expenses
Total Annual Fund Operating Expenses

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high yield, high risk bonds, notes, debentures and other debt obligations (including leveraged loans, mortgaged-backed securities, convertible bonds, and convertible stock), or preferred stocks. These securities are commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by Standard & Poor’s Corporation or the “Ba” major rating category by Moody’s Investor Services, Inc. or are unrated but considered to be of comparable quality by the Adviser. The Fund invests in securities regardless of the securities’ maturity average and may also invest in foreign securities. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser focuses on U.S. companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may

60

move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Fund’s shares may be affected by weak equity markets when issuers of high yield, high risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. In addition, dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays U.S. Corporate High Yield Bond Index, which measures the performance of fixed-rate non-investment grade bonds. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

61

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent High Yield Fund	1 Year		5 Years	10 Years
Class A (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)		`
Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Paul J. Ocenasek, CFA has served as portfolio manager of the Fund since 1997. He has been with Thrivent Financial since 1987 and, since 1997, has served as portfolio manager to other Thrivent mutual funds.

Purchase and Sale of Fund Shares

Effective February 16, 2016, Class A shares of the Fund are closed to new shareholders. Class A shares are solely open to current Class A shareholders and others who reside at the same mailing address as current Class A shareholders. Existing Class A shareholders can continue to purchase shares and exchange into Class A shares of other Thrivent Mutual Funds. In addition, Class A shares are open to existing SEP and SIMPLE plans, and new and existing 403(b), 401(k), Defined Benefit, Deferred Compensation, Profit sharing, Money Purchase and Money Purchase Pension plans and participants.

The minimum initial investment requirement for this Fund is

$2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

62

Thrivent Income Fund

LUBIX

Investment Objective

Thrivent Income Fund seeks high current income while preserving principal. The Fund’s secondary investment objective is to obtain long-term growth of capital in order to maintain investors’ purchasing power.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund or funds of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 91 through 93 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[1]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees	0.25%
Other Expenses
Total Annual Fund Operating Expenses

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Strategies

The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, asset-backed securities, and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies or other providers of credit). Under normal conditions, at least 65% of the Fund’s assets will be invested in debt securities or preferred stock at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Fund’s Adviser.

The Fund may also invest in high yield, high risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. The Adviser may purchase bonds of any maturity and generally focuses on U.S. companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings. The Adviser purchases bonds of foreign issuers as well. Additionally, the Fund may invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. Please note that the Fund will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

63

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s

64

performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Income Fund	1 Year	5 Years	10 Years
Class A (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Stephen D. Lowe, CFA has served as the portfolio manager of the Fund since 2009. He has also been a senior portfolio manager of the high yield portion of Thrivent Financial’s general account since 2005. Prior to this position, Mr. Lowe was, since 2004, a high yield research manager and, since 2002, an associate portfolio manager of the high yield portion of the general account. He has been with Thrivent Financial since 1997.

Purchase and Sale of Fund Shares

Effective February 16, 2016, Class A shares of the Fund are closed to new shareholders. Class A shares are solely open to current Class A shareholders and others who reside at the same mailing address as current Class A shareholders. Existing Class A shareholders can continue to purchase shares and exchange into Class A shares of other Thrivent Mutual Funds. In addition, Class A shares are open to existing SEP and SIMPLE plans, and new and existing 403(b), 401(k), Defined Benefit, Deferred Compensation, Profit sharing, Money Purchase and Money Purchase Pension plans and participants.

The minimum initial investment requirement for this Fund is

$2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

65

Thrivent Municipal Bond Fund

AAMBX

Investment Objective

Thrivent Municipal Bond Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund or funds of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 91 through 93 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[1]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees	0.25%
Other Expenses
Total Annual Fund Operating Expenses

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in municipal bonds, the income of which is exempt from federal income taxation. The Fund may count securities that generate income subject to the alternative minimum tax toward the 80% investment requirement.

The Fund’s Adviser uses fundamental, quantitative, and technical investment research techniques to determine what municipal bonds to buy and sell. At the time of purchase, the Adviser generally buys investment-grade municipal bonds or unrated bonds it determines to be of comparable quality.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The Fund’s performance may be affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause

66

rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Some municipal bonds may be repaid prior to maturity if interest rates decrease.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Inventories of municipal bonds held by brokers and dealers have decreased in recent years, which has the potential to decrease the Fund’s ability to buy or sell bonds, and increase bond price volatility and trading costs, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal bonds, which may further decrease the Fund’s ability to buy or sell bonds. As a result, the Fund may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

Tax Risk. Changes in federal income tax laws or rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. Since the Fund may invest in municipal securities subject to the federal alternative minimum tax without limitation, the Fund may not be suitable for investors who already are or could be subject to the federal alternative minimum tax.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table shown provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays Municipal Bond Index, which is a market-value-weighted index of investment-grade municipal bonds with maturities of one year or more. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Municipal Bond Fund	1 Year	5 Years	10 Years
Class A (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Janet I. Grangaard, CFA has served as portfolio manager of the Fund since 2002. She has been with Thrivent Financial since 1988 and has served as a portfolio manager since 1994.

Purchase and Sale of Fund Shares

Effective February 16, 2016, Class A shares of the Fund are closed to new shareholders. Class A shares are solely open to current Class A shareholders and others who reside at the same mailing address as current Class A shareholders. Existing Class A shareholders can continue to purchase shares and exchange into

67

Class A shares of other Thrivent Mutual Funds. In addition, Class A shares are open to existing SEP and SIMPLE plans, and new and existing 403(b), 401(k), Defined Benefit, Deferred Compensation, Profit sharing, Money Purchase and Money Purchase Pension plans and participants.

The minimum initial investment requirement for this Fund is

$2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund generally intends to distribute tax-exempt income, although it may also make distributions that are taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

68

Thrivent Government Bond Fund

TBFAX

Investment Objective

Thrivent Government Bond Fund seeks total return, consistent with preservation of capital. The Fund’s investment objective may be changed without shareholder approval.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of a fund or funds of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the “Class A Shares” section on pages 91 through 93 of this prospectus and the “Sales Charges” section under the heading “Purchase, Redemption and Pricing of Shares” of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)[1]	1.00%
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees	0.13%
Other Expenses
Total Annual Fund Operating Expenses
Less Expense Reimbursement[2]
Net Annual Fund Operating Expenses

[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.
[2]

The Adviser has contractually agreed, through at least February 28, 2017, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Government Bond Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired (Underlying) Fund Fees and Expenses, if any) to an annual rate of         % of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in U.S. government bonds. For purposes of this disclosure, “U.S. government bonds” are debt instruments issued or guaranteed by the U.S. government or its agencies and instrumentalities, including Treasury Inflation Protected Securities (TIPS) and mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae), the Federal National Mortgage Association (FNMA or Fannie Mae) or the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). Should the Adviser determine that the Fund would benefit from reducing the percentage of its net assets invested in U.S. government bonds from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

The Fund’s portfolio securities may be of any maturity, and, under normal market conditions, the Fund’s duration will be targeted to approximately five years. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what debt obligations to buy and sell. The “total return” sought by the Fund consists of income earned on the Fund’s investments plus, if any, capital appreciation.

69

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.

Inflation-Linked Security Risk. Inflation-linked debt securities, such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.

There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.

Sovereign Debt Risk. The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s

70

performance from year to year and by showing how the Fund’s average annual returns for one-year and five-year periods and since inception compared to broad-based securities market indices. The indices are the Barclays U.S. Agency Index and the Barclays U.S. Treasury Index. The former measures the performance of the agency sector of the U.S. government bond market. The latter index measures the performance of the U.S. Treasury bond market. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Government Bond Fund	1 Year	5 Years	Since Inception (2/26/2010)
Class A (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
Barclays U.S. Agency Index (reflects no deduction for fees, expenses or taxes)
Barclays U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Michael G. Landreville, CFA and CPA (inactive) has served as portfolio manager of the Fund since its inception in February 2010. He has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998.

Purchase and Sale of Fund Shares

Effective February 16, 2016, Class A shares of the Fund are closed to new shareholders. Class A shares are solely open to current Class A shareholders and others who reside at the same mailing address as current Class A shareholders. Existing Class A shareholders can continue to purchase shares and exchange into Class A shares of other Thrivent Mutual Funds. In addition, Class A shares are open to existing SEP and SIMPLE plans, and new and existing 403(b), 401(k), Defined Benefit, Deferred Compensation, Profit sharing, Money Purchase and Money Purchase Pension plans and participants.

The minimum initial investment requirement for this Fund is

$2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

71

Thrivent Limited Maturity Bond Fund

LBLAX

Investment Objective

Thrivent Limited Maturity Bond Fund seeks a high level of current income consistent with stability of principal.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees	0.13%
Other Expenses
Total Annual Fund Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was         % of the average value of its portfolio.

Principal Strategies

The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, municipal bonds, mortgage-backed securities (including commercially backed ones), asset-backed securities, and collateralized debt obligations (including collateralized loan obligations). Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit; collateralized debt obligations are types of asset-backed securities. The dollar-weighted average effective maturity for the Fund is expected to be between one and five years. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Fund’s Adviser. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in such investment grade securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. The Adviser focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings. Some of these companies may be foreign ones. Additionally, the Fund may invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. Please note that the Fund will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

72

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized Debt Obligations Risk. The risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

73

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays Government/Credit 1-3 Year Bond Index, which measures the performance of government and corporate fixed-rate debt securities with maturities of 1-3 years. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Limited Maturity Bond Fund	1 Year	5 Years	10 Years
Class A (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
Barclays Government/Credit 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Gregory R. Anderson, CFA and Michael G. Landreville, CFA and CPA (inactive) have served as portfolio managers of the Fund since the respective years of 2005 and 1999. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998.

Purchase and Sale of Fund Shares

Effective February 16, 2016, Class A shares of the Fund are closed to new shareholders. Class A shares are solely open to current Class A shareholders and others who reside at the same mailing address as current Class A shareholders. Existing Class A shareholders can continue to purchase shares and exchange into Class A shares of other Thrivent Mutual Funds. In addition, Class A shares are open to existing SEP and SIMPLE plans, and new and existing 403(b), 401(k), Defined Benefit, Deferred Compensation, Profit sharing, Money Purchase and Money Purchase Pension plans and participants.

The minimum initial investment requirement for this Fund is

$2,000 and the minimum subsequent investment requirement is $100 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $100 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

74

Thrivent Money Market Fund

AMMXX

Investment Objective

Thrivent Money Market Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees	0.13%
Other Expenses
Total Annual Fund Operating Expenses
Less Expense Reimbursement[1]
Net Annual Fund Operating Expenses

[1]

The Adviser has contractually agreed, through at least February 28, 2017, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Money Market Fund equal in the aggregate to         % of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Principal Strategies

The Fund tries to produce current income while maintaining liquidity by investing at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash. Government securities are any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing.

The Adviser manages the Fund subject to strict rules established by the Securities and Exchange Commission that are designed so that the Fund may maintain a stable $1.00 share price. Those rules generally require the Fund, among other things, to invest only in high quality securities that are denominated in U.S. dollars and have short remaining maturities. In addition, the rules require the Fund to maintain a dollar-weighted average maturity (WAM) of not more than 60 days and a dollar-weighted average life (WAL) of not more than 120 days. When calculating its WAM, the Fund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. Generally, the Fund may not take into account these resets when calculating its WAL.

The Adviser typically uses U.S. Treasury securities, short-term discount notes issued by government-related organizations and government securities payable within seven-days or less to provide liquidity for reasonably foreseeable shareholder redemptions and to comply with regulatory requirements. The Adviser invests in other securities by selecting from the available supply of short-term government securities based on its interest rate outlook and analysis of quantitative and technical factors. Although the Fund frequently holds securities until maturity, the Adviser may sell securities to increase liquidity. The Adviser will select securities for such sales based on how close the sale price would be to their amortized costs.

Principal Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund,

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and you should not expect that the sponsor will provide financial support to the Fund at any time.

In addition, the Fund is subject to the following principal investment risks.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the Fund’s ability to maintain a stable share price. Credit risk is expected to be low for the Fund because of its investments in government securities.

Interest Rate Risk. A weak economy, strong equity markets, or changes by the Federal Reserve to its monetary policies may cause short-term interest rates to increase and affect the Fund’s ability to maintain a stable share price.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Federal Home Loan Bank, Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loans Banks, Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Federal Home Loan Banks, Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Redemption Risk. The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. Although the Fund does not have the ability to impose liquidity fees or temporarily suspend redemptions, the Fund may delay the payment of redemption proceeds or suspend redemptions during its liquidation when permitted by applicable regulations.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods. The bar chart and table include the effects of Fund expenses and assume that you sold your shares at the end of the period. Call(800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

The 7-day yield for the period ended December 31, 2015 for the Fund Class A shares was 0.00%. To obtain current yield information, you may contact the Fund at (800) THRIVENT (847-4836).

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
	1 Year	5 Years	10 Years
Thrivent Money Market Fund

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

William D. Stouten has served as portfolio manager of the Fund since 2003. Prior to this position, he was a research analyst and trader for the Thrivent money market funds since 2001, when he joined Thrivent Financial.

Purchase and Sale of Fund Shares

Effective February 16, 2016, Class A shares of the Fund are closed to new shareholders. Class A shares are solely open to current Class A shareholders and others who reside at the same mailing address as current Class A shareholders. Existing Class A shareholders can continue to purchase shares and exchange into Class A shares of other Thrivent Mutual Funds. In addition, Class A shares are open to existing SEP and SIMPLE plans, and new and existing 403(b), 401(k), Defined Benefit, Deferred Compensation, Profit sharing, Money Purchase and Money Purchase Pension plans and participants.

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The minimum initial investment requirement for this Fund is

$2,000 and the minimum subsequent investment requirement is $100 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $100 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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More about Investment Strategies and Risks

Each Fund’s investment objective and principal strategies are described in the “Summary Section” above. The principal strategies are the strategies that a Fund’s investment adviser and sub-adviser (if applicable) believe are most likely to be important in trying to achieve the Fund’s investment objective. Please note that each Fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the statement of additional information.

Other Securities and Investment Practices

This section provides additional information about some of the securities and other practices in which certain Funds may engage, along with their associated risks.

Repurchase agreements: Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

When-issued securities: Each Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Exchange Traded Funds (ETFs): Each of the Funds, except Thrivent Money Market Fund, may invest in ETFs. An ETF is an investment company that holds a portfolio of investments generally designed to track the performance of an index, including industry, sector, country and region indexes. An ETF trades on a securities exchange.

Generally, investments in other investment companies (including ETFs) are subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include a prohibition on a Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in the securities of any one investment company or more than 10% of its total assets, in the aggregate, in investment company securities. Many ETFs, however, have obtained exemptive relief from the Securities and Exchange Commission to permit unaffiliated funds to invest in the ETFs’ shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing Fund. The Funds may rely on these exemptive orders in order to invest in certain ETFs beyond the foregoing statutory limitations.

Real Estate Investment Trusts (REITs): Each of the Funds except the Thrivent Money Market Fund may invest in REITs. REITs generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All types of REITs may be affected by changes in interest rates. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. A REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by a Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through a Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.

Zero coupons: Each of the Funds may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Fund to liquidate Fund securities at a disadvantageous time.

Foreign securities: Each of the Funds may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of the Funds except Thrivent Money Market Fund may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International exposure: Each of the Funds may have some international exposure (including emerging markets) in their investments. Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.

Foreign Currency Transactions: The Thrivent Partner Worldwide Allocation Fund may conduct foreign currency exchange

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transactions, normally either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Fund will generally not enter into a forward contract with a term greater than one year.

Under unusual circumstances, the Fund may commit a substantial portion of their portfolios to the consummation of these contracts. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and the Fund’s total returns could be adversely affected as a result.

There are some markets where it is not possible to engage in effective foreign currency hedging. This is generally true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.

Restricted and illiquid securities: Each of the Funds may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

Securities lending: Each of the Funds except Thrivent Money Market Fund may seek additional income by lending Fund securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Derivatives: Each of the Funds except Thrivent Money Market Fund may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index, an interest rate or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives to obtain investment exposure to a certain asset class or speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, using derivatives adds to the fund’s expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected. For example, the price or value of the underlying instrument, asset, index, currency or rate may move in a different direction than expected or such movements may be of a magnitude greater or less than expected.

Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost (if any) incurred when the derivative is entered into by a Fund. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset, index or rate.

With some derivatives, whether used for hedging, replication or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund. In addition, suitable derivative investments for hedging, replication or speculative purposes may not be available.

Derivatives can be difficult to value and illiquid, which means a Fund may not be able to close out a derivatives transaction in a cost-efficient manner. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.

Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

Mortgage-backed and asset-backed securities: Each of the Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the repayment patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Collateralized Debt Obligations: Thrivent Limited Maturity Bond Fund may invest in collateralized debt obligations (“CDOs”) as a principal strategy; the other Funds may do so as a non-principal strategy. CDOs are types of asset-backed securities. Collateralized loan obligations (“CLOs”) are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Normally, collateralized bond obligations (“CBOs”), CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities.

High yield bonds: Each of the Funds except Thrivent Money Market Fund may invest in high yield bonds including defaulted

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high yield securities. Thrivent Municipal Bond Fund limits its investment in high yield bonds to no more than 5% of its net assets. High yield bonds are debt securities rated below BBB by S&P or Baa by Moody’s or unrated securities deemed to be of comparable quality by the Adviser. To the extent that a Fund invests in high yield bonds, it takes on the following risks:

•	The risk of a bond’s issuer defaulting on principal or interest payments is greater than on higher quality bonds.
•	Issuers of high yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government bonds and municipal bonds: Each of the Funds may invest in government bonds and municipal bonds. As a result, the Fund’s performance may be affected by political and economic conditions at the state, regional or Federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Adjustable Rate Securities: Each of the Funds may invest in bonds or other debt instruments that pay interest at an adjustable rate. The interest rate may be adjusted daily or at specified intervals (such as monthly, quarterly or annually). Adjustments may be based on a referenced market rate (such as the London Interbank Offer Rate or “LIBOR”) for a specified term (such as one, three or twelve months). For some securities, adjustments are made by a third-party or auction process designed to maintain a market value close to the security’s face amount. Adjustments may be limited by caps or floors.

Some adjustable rate securities are payable upon demand, which should reduce the volatility of their market values. The right to demand payment may be exercisable after a specified notice period (such as seven or thirty days) and only at specified intervals (such as at the end of a calendar month or quarter). The right to demand payment may terminate upon certain events (such as the issuer’s insolvency).

So long as the Adviser expects an adjustable rate security’s market value to approximate its face value after each interest rate adjustment, the Adviser may rely on the interest rate when calculating a Fund’s dollar-weighted average maturity or duration. The market value of an adjustable rate security may nevertheless decline, due to changes in market conditions or the financial condition of the issuer and the effects of caps or floors on interest rate adjustments.

Securities ratings: When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody’s, or unrated but considered of equivalent quality by the Fund’s adviser. High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Fund (other than Thrivent Money Market Fund) may choose to follow the higher rating. If a bond is unrated, the Fund may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Short-term trading: The investment strategy for each Fund at times may include short-term trading. While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a Fund’s transaction costs and may increase your tax liability.

Initial public offerings: Each of the Funds may purchase securities in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the Fund’s size is smaller, any gains from IPOs will have an exaggerated impact on the Fund’s reported performance than when the Fund is larger. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. There can be no assurance that a Fund will have favorable IPO investment opportunities.

Defensive investing: In response to market, economic, political or other conditions, each Fund may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes. If the Fund does this, different factors could affect the Fund’s performance and it may not achieve its investment objective.

Unusual opportunities: Each of the Funds may purchase some securities that do not meet its normal investment criteria when the investment adviser or subadviser perceives an unusual opportunity for gain, which could include a variety of factors, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. If the anticipated gains do not materialize, the Fund could lose money from such an investment.

Investing-in-Funds Risk: The Thrivent Asset Allocation Funds allocate their assets, in part, among certain of the other Funds (“Underlying Funds”). From time to time, one or more of the Underlying Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Asset Allocation Funds or other investors. These transactions may affect the Underlying Funds since Underlying Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Fund securities and since Underlying Funds that receive additional cash will have to invest such cash. These effects may be particularly important when one or more of the Thrivent Asset Allocation Funds owns a substantial portion of any Underlying Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Underlying Fund may be adversely affected if the Underlying Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent Asset Allocation Funds may own substantial portions of some Underlying Funds, a redemption or reallocation by a Thrivent Asset Allocation Fund

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away from an Underlying Fund could cause the Underlying Fund’s expenses to increase. As an investor in an Underlying Fund, a Thrivent Asset Allocation Fund will bear its ratable share of the Underlying Fund’s expenses, in addition to the expenses of the Thrivent Asset Allocation Fund with respect to the assets so invested.

In-Kind Redemptions: A Fund may redeem its shares in-kind (i.e., with portfolio securities of the Fund), subject to applicable regulatory requirements, to certain shareholders seeking an in-kind redemption.

Glossary of Principal Risks

The main risks associated with investing in each Fund are summarized in “Summary Section” above. More detailed descriptions of the main risks and additional risks of the Funds are described below. Please note that each Fund also may use strategies and be subject to risks that are not described in this prospectus, but that are described in the statement of additional information.

Allocation Risk. Certain Funds’ investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

In addition, in the case of the Aggressive Allocation Fund, the Moderately Aggressive Allocation Fund, the Moderate Allocation Fund, and the Growth and Income Fund, underperformance in the equity markets would have a material adverse effect on these Funds’ total returns given their significant allocation to equity securities.

In the case of the Moderately Conservative Allocation Fund, the Diversified Income Plus Fund, and the Opportunity Income Plus Fund, underperformance in the fixed income markets would have a material adverse effect on these Funds’ total returns given their significant allocation to fixed income securities.

Collateralized Debt Obligations Risk. The risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund. In the case of the Money Market Fund, credit risk is expected to be low because of that Fund’s emphasis on high quality, short-term money market securities.

Cyber Security Risk. With the increased use of the Internet and other technologies, the Funds and their service providers are subject to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Successful cyber-attacks against, or security breakdowns of, a Fund or any affiliated or third-party service provider may adversely affect the Fund or its shareholders. While the Fund and its service providers have established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. For index-based ETFs, while such ETFs seek to achieve the same returns as a particular market index, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) and a Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests. In addition, ETF shares may trade at a premium or discount to their net asset

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value. As ETFs trade on an exchange, they are subject to the risks of any exchange-traded instrument, including: (i) an active trading market for its shares may not develop or be maintained, (ii) trading of its shares may be halted by the exchange, and (iii) its shares may be delisted from the exchange.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Securities of foreign companies in which the Fund invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Fund’s ability to repatriate capital or income. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Government Securities Risk. Certain Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Inflation-Linked Security Risk. Inflation-linked debt securities, such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.

There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities. In the case of the Municipal Bond Fund, some municipal bonds may be repaid prior to maturity if interest rates decrease.

In addition, in the case of the Balanced Income Plus Fund, the Diversified Income Plus Fund, the Opportunity Income Plus Fund, the Income Fund, the Government Bond Fund and the Limited Maturity Bond Fund, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of these Funds to decline and reduce the overall return of the Funds.

In the case of the Money Market Fund, a weak economy, strong equity markets, or changes by the Federal Reserve to its monetary

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policies may cause short-term interest rates to decline and affect the value of the Fund.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. To the extent that the Fund invests in common stock, common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks, foreign securities and high-yield bonds) often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth. Less liquid securities can also become more difficult to value.

Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. In addition, inventories of municipal bonds held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. As a result of this decreased liquidity, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Multi-Manager Risk. Thrivent Mutual Funds (the “Trust”) and Thrivent Asset Mgt. have received an exemptive order from the SEC (known as a “multi-manager order”) that permits them to hire and fire one or more subadvisers for the Funds without a shareholder vote, subject to approval by the Trust’s Board of Trustees and shareholder notice. During the transition of management of Fund assets from one subadviser to another, it is possible that the Fund will not be fully invested in accordance with the Fund’s prospectus and, therefore, will not be fully pursuing its investment objective during such transition. In addition, the multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Fund’s realization of capital gains. These aspects of the risk applies to any Fund with one or more subadvisers. For a Fund that has multiple sub-advisers, the investment styles employed by the subadvisers may not be complementary. The interplay of the various strategies employed by the subadvisers may result in the Fund indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Fund’s performance depending upon the performance of those securities and the overall economic environment. It is also possible that one subadviser could be selling a particular security or security from a certain country while another subadviser could be purchasing the same security or a security from that same country.

Non-Diversified Risk. A Fund that is not “diversified” within the meaning of the 1940 Act may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified fund is generally more susceptible than a

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diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.

Preferred Stock Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

Real Estate Investment Trust (REIT) Risk. REITs generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.

Redemption Risk. A Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Tax Risk. Changes in federal income tax laws or rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. Since the Fund may invest in municipal securities subject to the federal alternative minimum tax without limitation, the Fund may not be suitable for investors who already are or could be subject to the federal alternative minimum tax.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks may include, among others, market risk, issuer risk, volatility risk, foreign securities risk, natural resources industry risk, credit risk, interest rate risk, high yield risk and investment adviser risk.

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

With respect to the Partner Worldwide Allocation Fund and Large Cap Growth Fund, growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

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With respect to the Partner Emerging Markets Equity Fund, Partner Worldwide Allocation Fund and Large Cap Value Fund, stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic values or if value stocks are out of favor. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

With respect to the Balanced Income Plus Fund, the value of the Fund’s shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

With respect to the High Yield Fund and the Diversified Income Plus Fund, the price of the Fund’s shares may be affected by weak equity markets when issuers of high yield, high risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.

With respect to the High Yield Fund, the Diversified Income Plus Fund, the Municipal Bond Fund, the Income Fund, the Opportunity Income Plus Fund and the Limited Maturity Bond Fund, bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of these Funds’ shares may fluctuate significantly in the short term.

With respect to the Municipal Bond Fund, the Fund’s performance may be affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

With respect to the Asset Allocation Funds, from time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Glossary of Investment Terms

Dollar-weighted average effective maturity. Measure of the Fund that is determined by calculating the average maturity of each debt security owned by the Fund, weighting each security according to the amount that it represents in the Fund. In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.

Duration. A measure of price sensitivity of a bond or bond fund to changes in interest rates. While duration is similar to maturity in that the result is stated in years, it is a better indicator of price sensitivity than maturity since it takes into account the time value of future cash flows generated over the bond’s life. Since duration can be computed for bond funds by using a weighted approach, the approximate effect on a bond fund’s price can be estimated by multiplying the fund’s duration by an expected change in interest rates. For example, if interest rates were to rise by 1%, the net asset value of a bond fund with an average duration of 5 years would be expected to fall 5%.

Fundamental investment research techniques. Research techniques that generally assess a company or security’s value based on a broad examination of financial data, quality of management, business concept and competition.

Maturity. A bond fund has no real maturity, but it does have a dollar-weighted average effective maturity that represents an average of the effective maturities of the underlying bonds, with each bond’s effective maturity “weighted” by the percent of fund assets it represents. For bonds that are most likely to be called before maturity, the effective maturity of a bond is usually the call date.

Quantitative investment research techniques. Research techniques that generally focus on a company’s financial statements and assess a company or security’s value based on appropriate financial ratios that measure revenue, profitability and financial structure.

Technical investment research techniques. Research techniques that generally involve the study of trends and movements in a security’s price, trading volume and other market-related factors in an attempt to discern patterns.

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Management, Organization and Capital Structure

Investment Adviser

Thrivent Asset Mgt., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect wholly owned subsidiary of Thrivent Financial for Lutherans (“Thrivent Financial”), serves as investment adviser for each of the Funds. Thrivent Asset Mgt. and its affiliates have been in the investment advisory business since 1986 and managed approximately $     billion in assets as of December 31, 2015, including approximately $     billion in mutual fund assets.

Thrivent Asset Mgt. provides investment research and supervision of the assets for each of the Funds except Thrivent Partner Emerging Markets Equity Fund and Thrivent Partner Worldwide Allocation Fund (the “Subadvised Funds”). Thrivent Asset Mgt. provides investment research and supervision of a portion of the Thrivent Partner Worldwide Allocation Fund, to the extent that this Fund invests in U.S. securities. For the Subadvised Funds, Thrivent Asset Mgt. has entered into a subadvisory agreement with each subadviser and pays each subadviser a portion of the net advisory fee Thrivent Asset Mgt. receives from each applicable Fund. Thrivent Asset Mgt. establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Trustees, one or more subadvisers to manage the investments of each Subadvised Fund. Thrivent Asset Mgt. also allocates assets to the subadvisers, monitors the performance, security holdings, and investment strategies for the subadvisers and, when appropriate, researches any potential new subadvisers for the Funds. Thrivent Asset Mgt. has ultimate responsibility to oversee each subadviser and recommend its hiring, termination and replacement. The Funds’ annual and semiannual reports to shareholders discuss the basis for the Board of Trustees approving any investment adviser agreement or investment subadviser agreement during the most recent six-month period covered by the report.

Thrivent Asset Mgt. and Thrivent Mutual Funds received an exemptive order from the SEC that permits Thrivent Asset Mgt. and the Funds, with the approval of Thrivent Mutual Funds’ Board of Trustees, to retain one or more subadvisers for the Funds, or subsequently change a subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable Fund. Thrivent Asset Mgt. will notify shareholders of a Fund if there is a new subadviser for that Fund.

Advisory Fees

Each Fund pays an annual investment advisory fee to the Adviser. The Adviser received the following advisory fees during the Fund’s most recent fiscal year, expressed as a percentage of the Fund’s average daily net assets.1

FUND	ADVISORY FEE
Thrivent Aggressive Allocation Fund[2]	%
Thrivent Moderately Aggressive Allocation Fund[2]	%
Thrivent Moderate Allocation Fund[2]	%
Thrivent Moderately Conservative Allocation Fund[2]	%
Thrivent Growth and Income Plus Fund	0.65%
Thrivent Balanced Income Plus Fund	0.55%
Thrivent Diversified Income Plus Fund	0.55%
Thrivent Opportunity Income Plus Fund	0.45%
Thrivent Partner Emerging Markets Equity Fund	1.20%
Thrivent Small Cap Stock Fund	0.68%
Thrivent Mid Cap Stock Fund	0.66%
Thrivent Partner Worldwide Allocation Fund	0.86%
Thrivent Large Cap Growth Fund	0.75%
Thrivent Large Cap Value Fund	0.45%
Thrivent Large Cap Stock Fund	0.56%
Thrivent High Yield Fund	0.38%
Thrivent Income Fund	0.34%
Thrivent Municipal Bond Fund	0.40%
Thrivent Government Bond Fund	0.40%
Thrivent Limited Maturity Bond Fund	0.29%
Thrivent Money Market Fund	0.50%

Certain of the Funds have breakpoints, which you can learn more about by consulting the Statement of Additional Information. In addition, the Trust’s annual report (in the case of the Growth and Income Plus Fund and the Diversified Income Plus Fund) and semiannual report (in the case of the other funds) each discuss the basis for the Board of Trustees’ approval of the investment adviser agreement between the Trust and the Adviser.

1	Thrivent Asset Mgt. reimbursed certain expenses of some of the Funds. This table does not reflect the effects of any reimbursements. In addition, with respect to the Subadvised Funds, Thrivent Asset Mgt. pays the applicable subadviser(s) a subadvisory fee from the advisory fee it receives from the Subadvised Fund. These subadvisory fees do not constitute an additional fee to you, the shareholder. To learn more about these subadvisory fees, please consult the Statement of Additional Information.
2	The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Fund as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.

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4	Management fees for the Thrivent Moderate Allocation Fund are calculated by multiplying the applicable advisory fee on direct investments (0.50%) by the value of direct investments and adding such amount to the applicable advisory fee on all assets (0.15%), which includes both direct investments and investments in other Thrivent mutual funds.
5	Management fees for the Thrivent Moderately Conservative Allocation Fund are calculated by multiplying the applicable advisory fee on direct investments (0.45%) by the value of direct investments and adding such amount to the applicable advisory fee on all assets (0.15%), which includes both direct investments and investments in other Thrivent mutual funds.

Portfolio Management

This section provides information about the portfolio management for each of the Funds. The Statement of Additional Information for the Funds provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Funds.

Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund and Thrivent Moderately Conservative Allocation Fund

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio managers of these Funds since their inception in 2005. Mr. Swansen joined Thrivent Financial in 2003 and is the Chief Investment Officer of Thrivent Asset Mgt. and Thrivent Financial and serves as the team leader. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999.

Thrivent Growth and Income Plus Fund

Stephen D. Lowe, CFA has been a portfolio manager of the Fund since 2013. Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA have served as portfolio managers of the Fund since 2015. Mr. Lowe has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as an equity portfolio manager since 2003.

Thrivent Balanced Income Plus Fund

Darren M. Bagwell, CFA has served as a portfolio manager of the Fund since 2005. Stephen D. Lowe, CFA, has served as a portfolio manager of the Fund since 2013. Mark L. Simenstad, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA have served as portfolio managers of the Fund since 2015. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research. Mr. Lowe has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as an equity portfolio manager since 2003.

Thrivent Diversified Income Plus Fund

Mark L. Simenstad, CFA has served as a portfolio manager of the Fund since 2006. Stephen D. Lowe, CFA, Darren M. Bagwell, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA have served as portfolio managers of the Fund since 2015. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Lowe has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as an equity portfolio manager since 2003.

Thrivent Opportunity Income Plus Fund

Michael G. Landreville, CFA, CPA (inactive) has served as a portfolio manager of the Fund since 2002. Gregory R. Anderson, CFA, CPA (inactive) has served as a portfolio manager of the Fund since 2005. Conrad E. Smith, CFA has served as portfolio manager of the Fund since 2013. Paul J. Ocenasek, CFA and Kent L. White, CFA have served as portfolio managers of the Fund since 2015. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998. Mr. Smith has been with Thrivent Financial since 2004 and also manages the leveraged loan portfolio and the high yield bond portfolio of Thrivent Financial’s general account. Mr. Ocenasek has been with Thrivent Financial since 1987 and has served in a portfolio management capacity since 1997. Mr. White is the Director of Investment Grade Research at Thrivent Financial and has been with the firm since 1999.

Thrivent Partner Emerging Markets Equity Fund

Thrivent Asset Mgt. has engaged Aberdeen Asset Managers Limited (“Aberdeen”), 10 Queens Terrace, Aberdeen, United Kingdom AB10 1YG, as investment subadviser of the Fund. Aberdeen is a subsidiary of Aberdeen Asset Management PLC (“Aberdeen PLC”), which was organized in 1983. Aberdeen PLC is the parent company of an asset management group managing approximately $__ billion in assets as of December 31, 2015 for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients. Aberdeen uses a team-based approach, with the following team members being primarily responsible for day-to-day management of the Fund. Devan Kaloo has been with Aberdeen since 2000. He is the Head of Global Emerging Markets; he formerly served as a senior investment manager on Aberdeen’s Asian Equity team. Joanne Irvine is the Head of Emerging Markets (ex-Asia) and has been with Aberdeen since 1996. Mark Gordon-James, CFA, is a Senior

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Investment Manager and has been with Aberdeen since 2004. Fiona Manning, CFA, is a Senior Investment Manager and has been with Aberdeen since 2005. Hugh Young is Head of Asian Equities and has been with Aberdeen since 1985.

Thrivent Small Cap Stock Fund

Matthew D. Finn, CFA has served as lead portfolio manager of the Fund since 2013. James M. Tinucci, CFA has served as the associate portfolio manager of the Fund since 2015. Mr. Finn has been a portfolio manager at Thrivent Financial since 2004, when he joined the firm. Mr. Tinucci has been with Thrivent Financial since 2014, and previously held various positions at Thrivent Financial from 2007 to 2012. Prior to rejoining Thrivent Financial, Mr. Tinucci was a manager at Deloitte Consulting.

Thrivent Mid Cap Stock Fund

Brian J. Flanagan, CFA has been a portfolio manager of the Fund since 2004. He has been with Thrivent Financial since 1994 and a portfolio manager since 2000.

Thrivent Partner Worldwide Allocation Fund

Thrivent Asset Mgt. has engaged Mercator Asset Management, LP (“Mercator”), 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486; Principal Global Investors, LLC (“Principal”), 801 Grand Avenue, Des Moines, Iowa 50392; Aberdeen; and Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282-2198, as investment subadvisers for the Fund.

Mercator was founded in 1984 and manages international equity funds for institutional clients, including retirement plans, endowments, and foundations. As of December 31, 2015, Mercator managed approximately $__ billion in assets. James E. Chaney serves as portfolio manager for the Mercator portion of the Fund. Mr. Chaney is a General Partner of Mercator and has been with Mercator since 2000.

Principal is a direct wholly owned subsidiary of Principal Life Insurance Company. Principal and its predecessor firms have subadvised mutual fund assets since 1969. Principal, together with its affiliated asset management companies, had approximately $__ billion in assets under management as of December 31, 2015. Principal has an investment management team that has day-to-day responsibility for managing its portion of the Fund’s assets. Mark R. Nebelung, CFA and John Pihlblad, CFA have served as portfolio co-managers for the Principal portion of the Fund since 2010 and 2008, respectively. Paul Blankenhagen, CFA and Juliet Cohn have served as portfolio co-managers for the Principal portion of the Fund since 2015. Mr. Nebelung has co-portfolio management responsibilities of Principal’s international growth and global growth equity strategies and co-manages Principal’s Pan-Asian strategies. He has been with Principal since 1997. Mr. Pihlblad is a senior investment officer at Principal and led the development of Principal’s proprietary Global Research Platform. He has been with Principal since 2000. Mr. Blankenhagen is a co-portfolio manager for the international core, international diversified and international ADR equity portfolios at Principal. He joined the firm in 1992, has been a member of the international equity team since 1995, and was named a portfolio manager in 2000. Ms. Cohn is responsible for co-managing Principal’s European, International Core and Diversified International equity portfolios at Principal. She joined the firm in 2003 as a portfolio manager for European equities.

The same portfolio management team that manages Thrivent Partner Emerging Markets Equity Fund (described above) manages Aberdeen’s portion of the Fund.

GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. As of December 31, 2015, GSAM, including its investment advisory affiliates, had assets under management of approximately $____ million. GSAM uses its Quantitative Investment Strategies team (the “QIS” team) to manage the international small-and mid-cap equities of the Fund. GSAM uses its Emerging Market Debt and Fundamental Currency Team (the “EMD” team) to manage the emerging market debt assets of the Fund. Ron Hua is a Managing Director and is the Chief Investment Officer of Equity Alpha Strategies for GSAM’s QIS team. Mr. Hua joined GSAM as a partner in 2011, and oversees all research, portfolio management and trading for the QIS quantitative equity business. Prior to joining GSAM, Mr. Hua was the Chief Investment Officer and Head of Research for Equity Investments at PanAgora Asset Management from 2004 to 2011. Len Ioffe, Managing Director, joined the GSAM as an associate in 1995 and has been a portfolio manager since 1996. Osman Ali, Managing Director, joined GSAM in 2003 and has been a member of the research and portfolio management team within the QIS team since 2005. Takashi Suwabe is a Managing Director and is co-head of active equity research in the QIS team. Mr. Suwabe joined GSAM in 2004 and has been a member of the QIS team since 2009. Previously, Mr. Suwabe worked at Nomura Securities and Nomura Research Institute. Denis Suvorov, Vice President, joined GSAM in 2011 and has been a portfolio manager since 2011. Between 2007 and 2011 he was a portfolio manager at Numeric Investors, LLC. Samuel Finkelstein is a Managing Director, the Global Head of Macro Strategies and a member of the Fixed Income Strategy Group and Cross-Sector Strategy Team at GSAM. He is also the head of the EMD Team and the lead manager of GSAM’s portion of the Fund. Prior to joining the EMD Team in 2000, Mr. Finkelstein worked in the fixed-income risk and strategy group where he constructed portfolios and monitored risk exposure. He joined GSAM in 1997. Ricardo Penfold, Managing Director, joined GSAM in 2000.

David C. Francis, CFA, Vice President of Investment Equities of Thrivent Asset Mgt., serves as lead portfolio manager for the portion of the Fund’s assets allocated to U.S. securities. Mr. Francis has been with Thrivent Financial since 2001.

Thrivent Large Cap Growth Fund

David C. Francis, CFA has served as portfolio manager of the Fund since 2011. Darren M. Bagwell, CFA has served as a portfolio manager of the Fund since 2014. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research.

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Thrivent Large Cap Value Fund

Kurt J. Lauber, CFA has served as portfolio manager of the Fund since 2013. Mr. Lauber has been with Thrivent Financial since 2004 and previously served as an associate portfolio manager.

Thrivent Large Cap Stock Fund

David C. Francis, CFA and Kurt J. Lauber, CFA have served as portfolio managers of the Fund since 2011 and 2013, respectively. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Lauber has been with Thrivent Financial since 2004 and previously served as an associate portfolio manager.

Thrivent High Yield Fund

Paul J. Ocenasek, CFA has served as portfolio manager of the Fund since 1997. He has been with Thrivent Financial since 1987 and, since 1997, has served as portfolio manager to other Thrivent mutual funds.

Thrivent Income Fund

Stephen D. Lowe, CFA has served as the portfolio manager of the Fund since 2009. He has also been a senior portfolio manager of the high yield portion of Thrivent Financial’s general account since 2005. Prior to this position, Mr. Lowe was, since 2004, a high yield research manager and, since 2002, an associate portfolio manager of the high yield portion of the general account. He has been with Thrivent Financial since 1997.

Thrivent Municipal Bond Fund

Janet I. Grangaard, CFA has served as portfolio manager of the Fund since 2002. She has been with Thrivent Financial since 1988 and has served as a portfolio manager since 1994.

Thrivent Government Bond Fund

Michael G. Landreville, CFA and CPA (inactive) has served as portfolio manager of the Fund since its inception in February 2010. He has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998.

Thrivent Limited Maturity Bond Fund

Gregory R. Anderson, CFA and Michael G. Landreville, CFA and CPA (inactive) have served as portfolio managers of the Fund since the respective years of 2005 and 1999. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998.

Thrivent Money Market Fund

William D. Stouten has served as portfolio manager of the Fund since 2003. Prior to this position, he was a research analyst and trader for the Thrivent money market funds since 2001, when he joined Thrivent Financial.

Personal Securities Investments

Personnel of Thrivent Asset Mgt. and the subadvisers may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions. Transactions in securities that may be held by the Funds are permitted by Thrivent Asset Mgt., subject to compliance with applicable provisions under the applicable codes of ethics.

Trademarks

The S&P 500 Index, S&P Composite 1500 Index, and S&P North American Natural Resources Index are products of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by the Funds. Copyright © 2015 S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial Inc., and/or its affiliates. All rights reserved. Redistribution, reproduction and/or photocopying in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

None of the MSCI information contained in this prospectus is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data should not be taken as an indication or guarantee of any future performance. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

“Russell 1000® Growth Index,” “Russell 1000 Value Index,” “Russell 2000 Growth Index,” “Russell 2000 Value Index,” “Russell 2000 Index,” “Russell 3000 Index,” “Russell Midcap Index,” “Russell Midcap Growth Index,” “Russell Midcap Value Index,” “Russell Developed Large Cap Index,” and “Russell Developed Index” are trademarks/service marks of the Frank Russell Company and have been licensed for use by Thrivent. Russell® is a trademark of the Frank Russell Company.

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Shareholder Information

HOW TO CONTACT US

Telephone:

1-800-847-4836

Internet:

ThriventFunds.com

New Applications:

Thrivent Mutual Funds

P.O. Box 219347

Kansas City, Missouri 64121-9347

Additional Investments:

Thrivent Mutual Funds

P.O. Box 219334

Kansas City, Missouri 64121-9334

Redemptions, Exchanges or Other Requests:

Thrivent Mutual Funds

P.O. Box 219348

Kansas City, Missouri 64121-9348

Express Mail:

Thrivent Mutual Funds

330 West 9th Street

Kansas City, Missouri 64105

Fax:

1-866-278-8363

Wire Transfer Instructions:

State Street Corp.

225 Franklin Street

Boston, MA 02101

ABA #011000028

Account #4195-538-6

Credit:

Thrivent Financial Investor Services Inc. as Agent for the benefit of Thrivent Mutual Funds

Further Credit:

[Name of the Fund]

[Shareholder Account Number]

[Shareholder Registration/Name]

Pricing Funds’ Shares

The price of a Fund’s shares is based on the Fund’s net asset value (“NAV”). Each Fund determines the NAV for a particular class of shares once daily at the close of trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The price at which you purchase or redeem shares of the Funds is based on the next calculation of the NAV after the Fund receives your purchase or redemption request.

Thrivent Money Market Fund seeks to maintain a stable $1.00 NAV, pursuant to procedures established by the Board of Trustees for the Funds, and utilizes the amortized cost method. Valuing securities held by Thrivent Money Market Fund on the basis of amortized cost (which approximates market value) involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method is explained further in the Statement of Additional Information.

Each other Fund determines the NAV for a particular class by dividing the total Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other Funds generally value their securities at current market value using readily available market prices. If market prices are not available or if the Adviser determines that they do not accurately reflect fair value for a security, the Board of Trustees has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes a review of various factors set forth in the pricing policies adopted by the Board of Trustees. For any portion of a Fund’s assets that are invested in other mutual funds, the NAV is calculated based upon the NAV of the mutual funds in which the Fund invests, and the prospectuses for those mutual funds explain the circumstances under which they will use fair value pricing and the effects of such a valuation.

Because many foreign markets close before the U.S. markets, significant events may occur between the close of the foreign market and the close of the U.S. markets, when the Fund’s assets are valued, that could have a material impact on the valuation of foreign securities (i.e., available price quotations for these securities may not necessarily reflect the occurrence of the significant event). The Funds, subject to oversight by the Board of Trustees, evaluate the impact of these significant events and adjust the valuation of

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foreign securities to reflect the fair value as of the close of the U.S. markets to the extent that the available price quotations do not, in the Adviser‘s opinion, adequately reflect the occurrence of the significant events. For more information about how the Funds discourage abusive trading practices (including those that may attempt to take advantage of significant events, the occurrence of which are not necessarily reflected in available price quotations of foreign securities), please see the section entitled “Frequent Trading Policies and Monitoring Processes” in this Prospectus.

Class A Shares

Thrivent Mutual Funds have adopted a system of multiple classes of shares for each of the Funds. Effective February 16, 2016, Class A shares are closed to new shareholders. Class A shares are solely open to current Class A shareholders and others who reside at the same mailing address as you (“household”). Existing Class A share shareholders can continue to purchase shares and exchange into other Class A Funds. In addition, Class A Shares are open to existing SEP and SIMPLE plans, and new and existing 403(b), 401(k), Defined Benefit, Deferred Compensation, Profit Sharing, Money Purchase and Money Purchase Pension plans and participants.

Because the sales charges and expenses vary between the Class A shares and Class S shares, performance will vary with respect to each class. A copy of the Class S prospectus may be obtained by writing to the Fund, calling (800) THRIVENT (847-4836), or downloading it from our website (ThriventFunds.com).

Thrivent Limited Maturity Bond Fund and Thrivent Money Market Fund are offered without an initial sales charge. The table below shows the sales charges you will pay if you purchase Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, Thrivent Moderately Conservative Allocation Fund, Thrivent Growth and Income Plus Fund, Thrivent Balanced Income Plus Fund, Thrivent Partner Emerging Markets Equity Fund, Thrivent Small Cap Stock Fund, Thrivent Mid Cap Stock Fund, Thrivent Partner Worldwide Allocation Fund, Thrivent Large Cap Growth Fund, Thrivent Large Cap Value Fund and Thrivent Large Cap Stock Fund.

WHEN YOU INVEST THIS AMOUNT	THIS % IS DEDUCTED FOR SALES CHARGES	WHICH EQUALS THIS % OF YOUR INVESTMENT**
Less than $50,000	5.5%	5.82%
$50,000 and above but less than $100,000	4.5%	4.71%
$100,000 and above but less than $250,000	3.5%	3.63%
$250,000 and above but less than $500,000	2.5%	2.56%
$500,000 and above but less than $1,000,000	2.0%	2.04%
$1,000,000 or more	0%*	0%*

*	A deferred sales charge of 1% will apply to shares redeemed within one year.
**	The actual sales charge that may be paid by the investor may differ slightly from the sales charge shown above due to rounding that occurs in the calculation of the offering price and in the number of shares purchased.

The table below shows the sales charges you will pay if you purchase Thrivent Opportunity Income Plus Fund, Thrivent Diversified Income Plus Fund, Thrivent High Yield Fund, Thrivent Income Fund and Thrivent Municipal Bond Fund.

WHEN YOU INVEST THIS AMOUNT	THIS % IS DEDUCTED FOR SALES CHARGES	WHICH EQUALS THIS % OF YOUR INVESTMENT**
Less than $50,000	4.5%	4.71%
$50,000 and above but less than $100,000	4.0%	4.17%
$100,000 and above but less than $250,000	3.5%	3.63%
$250,000 and above but less than $500,000	2.5%	2.56%
$500,000 and above but less than $1,000,000	2.0%	2.04%
$1,000,000 or more	0%*	0%*

*	A deferred sales charge of 1% will apply to shares redeemed within one year.
**	The actual sales charge that may be paid by the investor may differ slightly from the sales charge shown above due to rounding that occurs in the calculation of the offering price and in the number of shares purchased.

The table below shows the sales charges you will pay if you purchase Thrivent Government Bond Fund.

WHEN YOU INVEST THIS AMOUNT	THIS % IS DEDUCTED FOR SALES CHARGES	WHICH EQUALS THIS % OF YOUR INVESTMENT**
Less than $50,000	2.00%	2.04%
$50,000 and above but less than $250,000	1.75%	1.78%
$250,000 and above but less than $1,000,000	1.50%	1.52%
$1,000,000 or more	0%*	0%*

*	A deferred sales charge of 1% will apply to shares redeemed within one year.
**	The actual sales charge that may be paid by the investor may differ slightly from the sales charge shown above due to rounding that occurs in the calculation of the offering price and in the number of shares purchased.

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Ways to Eliminate or Reduce the Initial Sales Charges

•

Rights of Accumulation: You can combine the value of existing Class A and Class S share accounts (except the Excluded Shares as defined directly below) of Thrivent Mutual Funds in any eligible account type that you or others that reside at the same mailing address (“household”) own for the purpose of calculating the sales charge. To ensure you receive any applicable reduced sales charge through Rights of Accumulation, you must notify us at the time of purchase of the other existing accounts, and we may ask you to provide us with account statements of these accounts.

Shares not eligible for Rights of Accumulation privileges include Thrivent Limited Maturity Bond Fund, Thrivent Money Market Fund and shares purchased directly by you or your household through ThriventFunds.com (“Excluded Shares”).

The value of all shares in any multi-participant employer-sponsored retirement plan, certain corporate and partnership accounts (except for the Excluded Shares) will be accumulated for the purpose of determining the sales charge for shares purchased through that retirement plan or organization.

•

Automatic Reinvestments: Shares that you purchase by automatically reinvesting dividends or capital gains distributions from Class A shares of the Funds will not be subject to any initial sales charge.

•

Thirteen-month Letter of Intent: If you or your household intend to purchase at least $50,000 of Class A shares of one or more of the Funds (except for Excluded Shares) within a 13-month period, you may sign a Letter of Intent and receive the reduced sales charge on these purchases. The total amount of your intended purchases will determine the sales charge that will apply. Purchases made within 90 days prior to the execution of the Letter of Intent within Class A shares and Class S (the “90-day purchases”) will be used for purposes of meeting the applicable threshold (e.g., $50,000). In these cases, however, the 13-month period will begin on the date of the first 90-day period.

You may combine the value of all existing Class A and Class S share accounts (except for Excluded Shares) in any eligible account type that you or your household own for purposes of determining the amount that must be purchased to satisfy your commitment under the Letter of Intent. Accounts will be valued as of the day before the start date of the 13-month period. You must notify us, however, of the other existing accounts, and we may ask that you provide account statements for these other accounts. Please note that shares held in certain types of accounts (e.g., multi-participant employer-sponsored retirement plans and certain partnership and corporate accounts) are not included for purposes of taking advantage of reduced sales charges offered by a Letter of Intent.

The Fund will hold a certain portion of your investment in escrow until your commitment is met. If your commitment is not met, a portion of your investment will be redeemed to satisfy the higher sales charge applicable to the amount actually purchased.

•

Reinvestment of Redemption Proceeds/Cash Dividends: Except for participants in certain employer-sponsored retirement plans, if you redeem any or all of your Class A shares of any Fund other than Thrivent Limited Maturity Bond Fund or Thrivent Money Market Fund, or receive cash dividends from one of these Funds, you may reinvest any amount of your redemption or cash dividend in Class A shares of any of the Funds without paying a sales charge. You must make your reinvestment within 90 days after redeeming your Class A shares or receiving your dividend and inform the Fund that you qualify for this discount. Your redemption or receipt of a cash dividend may be a taxable event even if the cash proceeds are later reinvested. Please contact your tax advisor for more information.

•

Surrender, Dividend Withdrawal or Loan: If your assets are surrendered, you request a dividend withdrawal or you take out a loan from a life insurance or annuity contract issued by Thrivent Financial or Thrivent Life Insurance Company and you direct that the money should be used to purchase Class A shares of a Fund, the sales charge will be waived, provided that you inform the Fund that you qualify for this discount.

•

Purchases by Tax-exempt Organizations: Shares of any Fund are available at one-half of the regular sales charge, if any, if purchased by organizations qualifying for tax-exemption under Sections 501(c)(3) and 501(c)(13) of the Internal Revenue Code. You must notify us, at the time of initial purchase, if you are a tax-exempt organization under either 501(c)(3) or 501(c)(13). In addition, we may require that you provide proof of your tax-exempt status.

•

Periodic Waiver or Reduction of Initial Sales Charge: Thrivent Distributors, LLC (“Thrivent Distributors”) may, from time to time, waive or reduce the initial sales charge on certain shares offered uniformly to the public for specific time periods as specified in the disclosure documents of the applicable Fund (e.g., prospectus or supplement to the prospectus).

•	Certain Retirement Plans: Thrivent Distributors may waive the sales charge for purchases of shares by certain retirement plan accounts.

•

Certain Financial Intermediaries: Thrivent Distributors may waive the sales charge for shares purchased by certain banks, broker-dealers and other financial institutions, which have entered into an agreement with Thrivent Distributors or one of its affiliates, on behalf of clients participating in a fund supermarket, asset allocation program or other program.

Information on the Funds’ Website. Information regarding the ways to eliminate or reduce the initial sales charges is also available at ThriventFunds.com, including hyperlinks that facilitate access to the information.

Deferred Sales Charge and Applicable Waivers

As it pertains to Rights of Accumulation, if you invest $1,000,000 or more in Class A shares and redeem those shares within one year (the “one-year time period”), a deferred sales charge of 1% will apply to the net asset value of those shares, with the net asset value

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measured at the time of purchase (or sale, if lower). In order to ensure that you pay the lowest deferred sales charge possible, the Fund will first redeem shares that are not subject to the deferred sales charge and then shares subject to the deferred sales charge. There is no deferred sales charge on exchanges into Class A shares of another Fund. The date of your initial investment will continue to be used as the basis for deferred sales charge calculations when you exchange. If you exchange Class A shares of any other Fund for Class A shares of Thrivent Money Market Fund or Thrivent Limited Maturity Bond Fund, the elapsed time used to measure the one-year time period will stop during the period your investment is in the Class A shares of either the Thrivent Money Market Fund or the Thrivent Limited Maturity Bond Fund. The amount of any deferred sales charge will be paid to Thrivent Distributors.

No deferred sales charge will apply to the following:

•	Increases in the net asset value of shares above the purchase price;
•	Shares purchased through reinvestment of dividends and capital gains distributions;
•	Shares purchased more than one year prior to redemption;
•

Shares redeemed due to the death or disability of a sole individual shareholder (but not for shares held in joint accounts or “family,” ”living” or other trusts) and for mandatory retirement distributions from an IRA or a tax-sheltered custodial account (403(b) plan); or

•	Redemptions from certain retirement plans that are taken in substantially equal payments.

Rule 12b-1 Fees

Class A shares have an annual Rule 12b-1 fee for distribution and shareholder servicing activities. The Rule 12b-1 fee is no more than 0.25% each year of average daily net assets. The Funds pay the Rule 12b-1 fees to Thrivent Distributors. Those fees are paid out of a Fund’s assets attributable to the class of shares on an ongoing basis. As a result, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Buying Shares

Opening an Account

You must open an account to purchase Fund shares. Generally, you can purchase multiple Funds under one account registration if you are eligible to purchase Class A shares. Your Thrivent Investment Management Inc. (“Thrivent Investment Management”) financial representative is ready to help you open a new account. If you do not know the name of your representative, please call the Thrivent Mutual Funds Interaction Center (“Interaction Center”) at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax advisor to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of certain types of accounts such as a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary. Your ability to transfer Fund shares to another broker-dealer is limited to those broker-dealers with whom Thrivent Distributors maintains a selling agreement. Shares of each Fund are only sold in U.S. Jurisdictions.

Required Minimum Investments

REGULAR ACCOUNT	FIRST PURCHASE	ADDITIONAL PURCHASES
All Funds except Thrivent Money Market Fund and Thrivent Limited Maturity Bond Fund	$2,000	$50
Thrivent Money Market Fund and Thrivent Limited Maturity Bond Fund	$2,000	$100

IRA OR TAX-DEFERRED PLAN
All Funds except Thrivent Money Market Fund and Thrivent Limited Maturity Bond Fund	$1,000	$50
Thrivent Money Market Fund and Thrivent Limited Maturity Bond Fund	$1,000	$100

EMPLOYER SPONSORED QUALIFIED PLANS	NO MINIMUM REQUIREMENT
AUTOMATIC INVESTMENT PLAN	MINIMUM MONTHLY AMOUNT PER FUND ACCOUNT NUMBER
All Funds except Thrivent Money Market Fund and Thrivent Limited Maturity Bond Fund	$50
Thrivent Money Market Fund and Thrivent Limited Maturity Bond Fund	$100

Shares of the Funds are issued on days on which the NYSE is open, which generally are weekdays other than national holidays. Your order will be considered received when your check or other payment is received by the transfer agent in good order. Good order means that your instructions and any required payment have been received by the transfer agent in the form required by the Funds, including the name of the Fund, the account number, the amount of the transaction, and all required signatures. Orders received in good order by the transfer agent before the close of trading on the NYSE (generally 4:00 p.m. Eastern time) will be processed at the NAV calculated that day less any applicable sales charge. The Fund, its transfer agent, or any other authorized Fund agent may, in its sole discretion, determine whether any particular transaction request is in good order and reserves the right to change or waive any good order requirement at any time.

Purchase Policies

Your payment must be in U.S. dollars drawn on a U.S. Bank. Thrivent Mutual Funds does not accept cash, traveler’s checks, credit card courtesy checks or most third-party and starter checks. If you purchase shares by check, electronic funds transfer (other than bank wire) or automatic investment plan and you elect to redeem those shares soon after their purchase, the Funds may postpone paying the redemption proceeds until your payment has

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cleared, which could take up to 10 days or more from the date of purchase. You may also be required to submit additional paperwork to redeem shares for which payment has not yet cleared.

The Funds reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

Initial Purchases

You may purchase initial shares through your Thrivent Investment Management financial representative or in any of the following ways:

•	By mail;
•	By telephone;
•	By the Internet; or
•	By wire/ACH transfer.

During periods of extreme volume caused by dramatic economic or stock market changes or due to unforeseen technology issues, it is possible that shareholders may have difficulty reaching the Interaction Center by phone or Internet for short periods of time.

Initial Purchases by Mail

(See Address under “HOW TO CONTACT US.”)

To buy shares of the Funds by mail:

•	Complete and submit your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.
•	Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to “Thrivent Mutual Funds.”

Initial Purchases by Telephone

To buy initial shares of the Funds by telephone, please note the following:

•	Complete all of the bank information required on the application so that you may call the Fund to withdraw money from your bank checking or savings account to make your investment.
•	This privilege may not be available on certain accounts.

Initial Purchases by Internet

To buy initial shares of the Funds by the Internet, please note the following:

•	Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.
•	Complete all of the bank information required on the application so that you may contact the Fund to withdraw money from your bank checking or savings account to make your investment.
•	A User ID and Password is required prior to authorizing such transactions.
•	This privilege may not be available on certain accounts.

Initial Purchases by Wire Transfer

To buy initial shares of the Funds by wire transfer, please note the following:

•	Your bank must be a member of, or have a corresponding relationship with a member of, or use the Federal Reserve System.
•	Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.
•	Instruct your bank to wire transfer the funds. (See Wire Transfer Instructions under “HOW TO CONTACT US.”)
•

Thrivent Mutual Funds and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Purchases by Employer Sponsored Qualified Plans and IRAs or Other Tax-Deferred Plans

For SEPS, SIMPLES and 403(b) plans, while there is no Required Minimum Investment amount for purchases, we reserve the right to limit purchases to a single Fund until a minimum of $1,000 is achieved. In addition, the Required Minimum Investment on a purchase for IRAs or other Tax-Deferred Plans, as disclosed above in “Required Minimum Investments,” may be waived.

Additional Purchases

You may purchase additional shares in any of the following ways:

•	Through a Thrivent Investment Management financial representative;
•	By mail;
•	By telephone;
•	By the Internet;
•	By wire/ACH transfer; or
•	Through an Automatic Investment Plan.

During periods of extreme volume caused by dramatic economic or stock market changes or due to unforeseen technology issues, it is possible that shareholders may have difficulty reaching the Interaction Center by phone or Internet for short periods of time.

Additional Purchases by Mail

(See Address under “HOW TO CONTACT US.”)

To make additional purchases by mail, make your check payable to the specific Fund in which you are investing. If more than one Fund, make your check payable to Thrivent Mutual Funds. Please indicate your Fund account number on the face of your check. If you have more than one account, always verify that you are investing in the proper account. This will help ensure the proper handling of the transaction.

Additional Purchases by Telephone

Before you can buy additional shares by telephone, you may be required to select the Request for Telephone Purchase option on the application, or subsequently in writing, and submit additional documents. Once you have requested that this option be set up on

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your account, you can call the Interaction Center at (800) THRIVENT (847-4836) and the Fund will withdraw money from your bank checking or savings account to make your investment.

The Funds have implemented procedures designed to reasonably ensure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information and supplying transaction verification information. Please note, however, that the Funds will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, the Funds may rely on the instructions of any one account owner. This privilege may not be available on certain accounts.

Additional Purchases by the Internet

You may purchase additional shares within your Fund accounts over the Internet. A User ID and Password or Personal Identification Number (PIN) is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on certain accounts.

Additional Purchases by Wire Transfer

•

You may make additional purchases in an existing Fund account by wire transfer. In order to buy shares of the Funds by wire transfer, your bank must be a member, or have a corresponding relationship with a member, of the Federal Reserve System. This privilege may not be available on certain accounts.

•	Instruct your bank to wire transfer the funds. (See Wire Transfer Instructions under “HOW TO CONTACT US.”)
•

Thrivent Mutual Funds and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Automatic Investment Plans

The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds’ automatic investment plans, you may implement a strategy called dollar cost averaging. Dollar cost averaging involves investing a fixed amount of money at regular intervals. Generally, when you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high. Dollar cost averaging does not ensure a profit or protect against a loss during declining markets.

For further information regarding any of the following automatic investment plans, contact your Thrivent Investment Management financial representative or the Interaction Center at (800) THRIVENT (847-4836).

Automatic Purchase Plan

The Funds’ Automatic Purchase Plan allows you to make regular additional investments in an existing Fund account. Under this plan, the Funds will withdraw from an investor’s bank checking or savings account in the amount specified—on specified dates. The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draw. To use this plan, you must authorize the plan on your application form, or subsequently in writing, and may be required to submit additional documents. This privilege may not be available on certain accounts.

Automatic Payroll Deduction Savings and Investment Plan

The payroll deduction savings and investment plan allows employees, Social Security recipients, federal employees and military personnel to invest in the Funds through direct deduction from their paychecks or commission checks. For information about how to instruct another institution to send payroll deduction amounts to your mutual fund account, contact the Interaction Center at (800) THRIVENT (847-4836).

Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in Thrivent Mutual Funds. These accounts may offer you tax advantages. You should consult with your attorney and/or tax advisor before you establish a retirement plan. Additional fees may apply to some retirement accounts. Please review plan documents and/or custodial account agreements for more information. Your Thrivent Investment Management financial representative can provide you with the materials, documents and forms you need for establishing your retirement plan. Please note, however, that each Fund reserves the right to not make its shares available to certain retirement plan of accounts.

Redeeming Shares

When the transfer agent receives your redemption request for in good order, the Fund will redeem available shares at the next calculation of the Fund’s NAV. Orders received by the transfer agent in good order before the close of trading on the NYSE (generally 4:00 p.m. Eastern time) will be processed at the NAV calculated that day, less any applicable deferred sales charge.

The right to redeem shares may be suspended or payment upon redemption may be delayed for more than seven days only (i) for any period during which trading on the NYSE is restricted as determined by the SEC or during which the NYSE is closed (other than customary weekend and holiday closings), (ii) for any period during which an emergency exists, as defined by the SEC, as a result of which disposal of portfolio securities or determination of the net asset value of the Funds is not reasonably practicable, and (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund. If you purchase shares by check, electronic funds transfer (other than bank wire) or automatic investment plan and you elect to redeem those shares soon after their purchase, a Fund may delay paying the redemption proceeds until your payment has cleared, which could take up to 10 days or more from the date of purchase. You may also be required to submit additional paperwork to redeem shares for which payment has not yet cleared.

If an account has multiple owners, the Fund may rely on the instructions of any one account owner to redeem shares. If shares are held in the name of certain types of accounts such as a corporation, trust, estate, custodianship, guardianship, partnership

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or pension and profit sharing plan, additional documentation may be necessary.

You must have a Medallion Signature Guarantee if you want to sell shares with a value of $500,000 or more. A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the applicable form and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion Signature Guarantee Program. A Medallion Signature Guarantee may generally be obtained at any national bank or brokerage firm. We may waive the Medallion Signature Guarantee requirement in limited instances. The Funds do not accept Medallion Signature Guarantees by fax.

Submit your redemption request by mail or fax.

A written redemption request between $100,000 and $499,999.99 requires one of the following three procedures:

•	Your notarized signature;
•	An attestation of your signature by a Thrivent registered representative; or
•	A Medallion Signature Guarantee.

We may waive these requirements in limited instances. One of these three procedures would also be required for:

•	Requests to send redemption proceeds to an address other than the one listed on the account;
•	Requests to wire funds or directly deposit funds to a bank account with a bank name registration different than the bank name of the account;
•	Requests to make redemption proceeds payable to someone other than the current owner; and
•	Requests to sell shares if there has been a change of address on the account within the preceding 15 days.

If you have any questions regarding the foregoing, please contact your Thrivent registered representative or the Interaction Center at (800) THRIVENT (847-4836).

Please note that an additional fee of $12.50 will be assessed for a redemption delivered by weekday overnight mail and a fee of $20 will be assessed for a redemption delivered by overnight mail for Saturday delivery. In addition, if you request a redemption by wire transfer, a fee of up to $50 may be assessed. These fees will be satisfied by the redemption of account shares.

A Fund will mail payment proceeds within seven days following receipt of all required documents. A mailing may be delayed if the Fund is waiting for your purchase to clear.

During periods of extreme volume caused by dramatic economic or stock market changes or due to unforeseen technology issues, it is possible that shareholders may have difficulty reaching the Interaction Center by phone or Internet for short periods of time.

You may redeem shares in any of the following ways:

•	Through a Thrivent Investment Management financial representative;
•	By mail;
•	By telephone;
•	By the Internet;
•	By wire/ACH transfer; or
•	Through the Systematic Withdrawal Plan.

Redemptions from certain accounts may be subject to additional plan provisions.

Redemptions by Mail

(See Address under “HOW TO CONTACT US.”)

Complete a Thrivent redemption form. You may obtain this form by contacting your Thrivent Investment Management financial representative or the Interaction Center or by downloading the form on Thrivent.com. As an alternative, you may prepare a written request including the following information:

•	Name(s) of the account owner(s);
•	Your account number;
•	The name of the Fund(s) whose shares are being redeemed;
•	Dollar amount or number of shares you wish to redeem; and
•	Signature of authorized signer(s).

Redemptions by Telephone

The privilege to redeem shares by telephone is automatically extended to most shareholder accounts, unless the option is specifically declined on your application. Certain accounts are not extended this privilege. If you do not want the telephone redemption option, please call the Interaction Center at (800) THRIVENT (847-4836). By accepting this privilege, you assume some risks for unauthorized transactions.

Telephone redemption checks will be issued to the same payee(s) as the account registration and sent to the address of record.

Telephone redemptions are not allowed if, among other examples:

•	You have not expressly selected the option to permit telephone or Internet redemptions;
•	There has been a change of address in the preceding 15 days; or
•	The request is for $500,000 or more.

Redemptions by the Internet

To redeem shares from your accounts over the Internet, a User ID and Password is required prior to authorizing transactions on your accounts. This privilege may not be available on certain accounts.

Internet redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record.

Internet redemptions are not allowed if, among other examples:

•	You have not expressly selected the option to permit telephone or Internet redemptions;
•	There has been a change of address in the preceding 15 days; or
•	The request is for $100,000 or more.

Redemptions by Wire Transfer

When redeeming shares by wire transfer, the following conditions apply:

•	Your bank must be a member, or have a corresponding relationship with a member, of the Federal Reserve System.

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•	A fee of up to $50 may be assessed for redemptions by wire.
•	Other restrictions may apply if Thrivent Mutual Funds does not already have information related to your bank account.
•	This privilege may not be available on certain accounts.

Automatic Redemption Plan

The Automatic Redemption Plan allows you to have money automatically withdrawn from your Fund account(s) on a regular basis. The plan allows you to receive funds or direct payments at regular intervals. The following rules and/or guidelines apply:

•	You need a minimum of $5,000 in your account to start the plan.
•	To stop or change your plan, please notify Thrivent Mutual Funds 10 days prior to the next withdrawal.
•	Because of sales charges, you must consider carefully the costs of frequent investments in and withdrawals from your account.
•	This privilege may not be available on certain accounts.

Thrivent Money Market Fund Checks

The Thrivent Money Market Fund allows you to write checks against your existing shares in the account if you complete a check writing signature card and agreement. You can request checks on your application or in writing. The Fund does not charge a fee for supplying your checks. The following rules and/or guidelines apply:

•	The checks you write on Thrivent Money Market Fund must be for $500 or more. (Because the Fund is not a bank, some features, such as stop payment, may not be available.)
•	The transfer agent may impose reasonable fees for each check that is returned.
•	Unless you purchased shares by wire, you must wait up to 10 days after you purchase a Thrivent Money Market Fund shares to write checks against that purchase.
•	Unless you redeem via the Internet or phone, you need a written request—not a check—to close Thrivent Money Market Fund account.
•	You may earn daily income dividends on Fund shares up to the date they are redeemed.
•	This privilege may not be available on certain accounts.

Exchanging Shares Between Funds

You may exchange some or all of your shares of one Fund for shares of any of the other Funds. You may make exchanges by using the options described in this section or by using the automatic exchange plan, which allows you to make exchanges on a regular basis. If you exchange shares of a Fund for which you have previously paid an initial sales charge for shares of another Fund, you will not be charged an initial sales charge for the exchange. If the shares to be exchanged have not previously paid a sales charge, that portion of the shares acquired through reinvested dividends and capital gains will not be subject to a sales charge. All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements.

There are no exchange privileges between Class A shares and Class S shares.

The Funds reserve the right to terminate the exchange privilege of any shareholder who is believed to be engaging in abusive trading activity, as discussed in “Abusive Trading Policy and Monitoring Process.” Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds’ Trustees determine that continuing the privilege may be detrimental to shareholders. If the exchange policies are materially modified or terminated, the Fund will give you at least 60 days prior notice.

You may receive more information about making exchanges between Funds by contacting your Thrivent Investment Management financial representative or the Interaction Center. Orders received by the transfer agent in good order before the close of trading on the NYSE (generally 4:00 p.m. Eastern time) will be processed at the NAV calculated that day.

During periods of extreme volume caused by dramatic economic or stock market changes or due to unforeseen technology issues, shareholders may have difficulty reaching the Interaction Center by phone or Internet for short periods of time.

You may exchange funds in any of the following ways:

•	Through a Thrivent Investment Management financial representative;
•	By mail;
•	By telephone;
•	By the Internet; or
•	By the Automatic Exchange Plan.

Exchanges by Mail

Complete a Thrivent exchange form. You may obtain this form by contacting your Thrivent Investment Management financial representative or the Interaction Center. As an alternative, you may prepare a written request including the following information:

•	Name(s) of the account owner(s);
•	Your Fund(s) and account number(s);
•	Dollar or share amount you wish to exchange;
•	The name of the Fund(s) and account number(s) you are exchanging into; and
•	Signatures of all account owners.

Exchanges by Telephone

The privilege to exchange shares by telephone is automatically extended to most accounts, unless the option is specifically declined on your application. This privilege may not be available on certain accounts. If you do not want the telephone exchange option, please call the Interaction Center at (800) THRIVENT (847-4836). By accepting this privilege, you assume some risks for unauthorized transactions.

Exchanges by the Internet

To exchange shares within your Fund accounts over the Internet, a User ID and Password is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on certain accounts.

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Automatic Exchange Plans

The Automatic Exchange Plan allows you to exchange shares on a regular basis. The plan allows you to exchange funds at regular intervals, on dates you select, between the different funds of the Thrivent Mutual Funds. To start the plan, you will, in most cases, be required to complete paperwork.

To stop or change your plan, notify Thrivent Mutual Funds 10 days prior to the next exchange date.

For further instructions on how to start, stop, or make changes to the plan, call the Interaction Center at (800) THRIVENT (847-4836), or notify the Fund in writing.

Transaction Confirmations

Typically, you will receive written confirmation of your transaction within five business days following the date of your transaction. You will receive confirmation of check writing transactions in Thrivent Money Market Fund monthly. You will be mailed confirmation of certain purchases and sales at least quarterly, including purchases under an automatic investment plan, purchases under an automatic exchange election, purchases of shares from reinvested dividends and/or capital gains, and systematic redemptions. You also can check your account activity at any time on Thrivent.com.

Accounts with Low Balances

Due to the high cost to shareholders of maintaining accounts with low balances, a Fund may, by redeeming account shares, charge an annual fee of $12 (a “small account/low balance fee”) if the value of shares in the account falls to an amount of $2,000 or less in the case of a non-qualified account, and $1,000 or less in the case of a qualified account. The small account/low balance fee, which will be satisfied by the redemption of account shares, may be waived for certain accounts (e.g., certain retirement plans and investors in certain fee-based investment advisory programs). Small account/low balance fees will be automatically deducted from your account once each year. Alternatively, your account could be closed (rather than assessing an annual small account/low balance fee) by redeeming the shares in your account. Before your account is closed, however, you will be notified in writing and allowed 60 days to purchase additional shares. If additional shares are not purchased, any such close-out redemption may be at a time that is not favorable to you.

Frequent Trading Policies and Monitoring Processes

Because short-term or excessive trading in Fund shares may disrupt management of a Fund and increase Fund expenses, the Funds place certain limits on frequent trading in the Funds. Except with respect to systematic purchases and redemptions, transactions solely in your Thrivent Money Market Fund, omnibus accounts and other specifically approved accounts, the Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. The Board of Trustees of the Funds has adopted the policy set forth below to deter frequent trading activity.

Several different tactics are used to reduce the frequency and effect that frequent trading can have on the Funds. The Funds may use a combination of monitoring shareholder activity and restricting shareholder transactions on certain accounts to combat such trading practices. The Funds’ use of effective fair value pricing procedures also reduces the opportunities for short term traders, especially for the Funds with securities that pose more frequent pricing challenges, such as international securities, high yield securities, and other securities whose market prices may not accurately reflect their fair value (see “Pricing Funds’ Shares”).

When monitoring shareholder activity, the Funds may consider several factors to evaluate shareholder activity including, but not limited to, the amount and frequency of transactions, the amount of time between purchases and redemptions (including exchanges), trading patterns, and total assets in the Funds that are purchased and redeemed. In making this evaluation, the Funds may consider trading in multiple accounts under common ownership or control. The Funds reserve the right, in their sole discretion, to consider other relevant factors when monitoring shareholder activity.

If a shareholder is believed to be engaging in frequent trading activity, the Funds may request the shareholder to cease such activity, restrict the frequency and number of exchanges allowed on an account, or take other action as the Funds deem necessary to limit or restrict the account privileges to the shareholder. The Funds may also reject or cancel any purchase request, including the purchase side of an exchange, without notice for any reason. If it becomes necessary to cancel a transaction of a shareholder whose account has been restricted, the Funds will promptly reverse the exchange or (if the purchase request is not associated with an exchange) refund the full purchase price to the shareholder.

Although the Funds seek to deter frequent trading practices, there are no guarantees that all activity can be detected or prevented. Shareholders engaging in such trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify all frequent trading activity. Omnibus accounts like those maintained by brokers and retirement plans aggregate purchases and redemptions for multiple investors whose identities may not be known to the Funds. The Funds monitor aggregate trading activity of the omnibus accounts, and if suspicious activity is detected, the Funds will contact the intermediary associated with the account to determine if short-term or excessive trading has occurred. If the Funds believe that its frequent trading policy has been violated, it will ask the intermediary to impose restrictions on excessive trades. However, the financial intermediary associated with the omnibus account may be limited in its ability to restrict trading practices of its clients.

In addition, transactions by certain institutional accounts, asset allocation programs and Funds in other Funds may be exempt from the policies discussed above, subject to approval by designated persons at Thrivent Financial. The Statement of Additional Information includes a description of arrangements permitting frequent purchases and redemptions of Fund shares.

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Disclosure of Fund Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Statement of Additional Information for the Funds and at ThriventFunds.com.

Standing Allocation Order

The Thrivent Asset Allocation Funds purchase and redeem shares of the other Funds (the “Underlying Funds”) each business day pursuant to a standing allocation order (the “Allocation Order”). The Allocation Order provides daily instructions for how a purchase or redemption order by a Thrivent Asset Allocation Fund should be allocated among the Underlying Funds. Each day, pursuant to the Allocation Order, a Thrivent Asset Allocation Fund will purchase or redeem shares of the relevant Underlying Funds at the NAV for the Underlying Fund calculated that day. Any modification to the daily instruction provided by the Allocation Order must be before the close of trading on the NYSE.

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Distributions

Dividends

Dividends of the Funds, if any, are generally declared and paid as follows:

Declared Daily and Paid Monthly

•   Thrivent High Yield Fund

•   Thrivent Municipal Bond Fund

•   Thrivent Income Fund

•   Thrivent Opportunity Income Plus Fund

•   Thrivent Government Bond Fund

•   Thrivent Limited Maturity Bond Fund

•   Thrivent Money Market Fund

Declared Monthly and Paid Monthly	• Thrivent Diversified Income Plus Fund

Declared and Paid Quarterly	• Thrivent Moderate Allocation Fund • Thrivent Moderately Conservative Allocation Fund • Thrivent Growth and Income Plus Fund • Thrivent Balanced Income Plus Fund

Declared and Paid Annually

•   Thrivent Aggressive Allocation Fund

•   Thrivent Moderately Aggressive Allocation Fund

•   Thrivent Partner Emerging Markets Equity Fund

•   Thrivent Small Cap Stock Fund

•   Thrivent Mid Cap Stock Fund

•   Thrivent Partner Worldwide Allocation Fund

•   Thrivent Large Cap Growth Fund

•   Thrivent Large Cap Value Fund

•   Thrivent Large Cap Stock Fund

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by the Fund.

Capital Gains

Capital gains distributions, if any, usually will be declared and paid in December for the prior twelve-month period ending October 31, except for Thrivent Growth and Income Plus Fund and Thrivent Diversified Income Plus Fund which are for the prior twelve-month period ending December 31.

Distribution Options

When completing your application, you must select one of the following options for dividends and capital gains distributions. Notify Thrivent of a change in your distribution option 10 days before the record date of the dividend or distribution.

•

Full Reinvestment. Distributions from a Fund will be reinvested in additional shares of the same class of that Fund. This option will be selected automatically unless one of the other options is specified.

•	Full Reinvestment in a Different Fund. You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within the Thrivent Mutual Funds.

•	Part Cash and Part Reinvestment. You may request to have part of your distributions paid in cash and part of your distributions reinvested in additional shares of the same class of the Fund.

•	All Cash. Distributions will be paid in cash. You may choose to send your distributions directly to your bank account or request to have a check sent to you.

The Funds reserve the right to automatically reinvest any distributions into your account that are less than $10.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

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Taxes

General

The Funds intend to make distributions that may be taxed as ordinary income or capital gains. In general, any net investment income and short-term capital gain distributions you receive from a Fund are taxable as ordinary income. To the extent a Fund receives and distributes qualified dividend income, you may be eligible for a tax rate lower than that on other ordinary income distributions. Distributions of other net capital gains by the Fund are generally taxable as capital gains—in most cases, at different rates from those that apply to ordinary income. In addition, there is a possibility that some of the distributions of Thrivent Growth and Income Plus Fund and Thrivent Diversified Income Plus Fund may be classified as return of capital.

The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the Fund securities it sold. It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

Every year, the Funds will send you a statement detailing the tax status of all your distributions for the previous year. The tax statement for all Funds except Thrivent Growth and Income Plus Fund and Thrivent Diversified Income Plus Fund will be mailed in January. The REIT investments of Thrivent Growth and Income Plus Fund and Thrivent Diversified Income Plus Fund do not provide complete tax information until after the calendar year-end. Consequently, Thrivent Growth and Income Plus Fund and Thrivent Diversified Income Plus Fund expect to send your tax statement in late February.

The sale of shares in your account may produce a gain or loss, which may be a taxable event. For tax purposes, an exchange between Funds is the same as a sale.

For Fund shares purchased on or after January 1, 2012 through 1099-B reportable accounts (“covered shares”), the Fund (other than the Money Market Fund) tracks the cost basis of these shares pursuant to your cost basis election (e.g., average cost; last-in, first-out (LIFO)). In the event that you do not elect a particular method, the average cost method will be used on your covered shares. When you redeem your covered shares, the Fund will provide you with a tax statement indicating your capital gains or losses, if any, on the redemption of covered shares during the applicable tax period and will also report this information to the Internal Revenue Service. You are required to use this provided information when filling out your Federal tax return. For more information about the Funds’ practices regarding cost basis, please visit ThriventFunds.com.

Retirement Plans

Pre-tax contributions to traditional/SEP/SIMPLE IRAs, 403(b) plans, and tax-qualified retirement plans are taxable upon withdrawal. Investment earnings inside traditional/SEP/SIMPLE IRAs, 403(b) plans, and tax-qualified retirement plans accumulate on a tax-deferred basis and are taxable upon withdrawal. The investment earnings portion of any “non-qualified” Roth IRA withdrawal is also taxable upon withdrawal. If you have any questions regarding your tax status, please consult with a tax professional.

Back-Up Withholding

By law, the Funds must withhold 28% of your distributions and proceeds as a prepayment of federal income tax if you have not provided complete, correct taxpayer information. In addition, to the extent that a Fund invests less than 50% of its total assets in municipal bonds, income generated from those bonds and distributed to Fund shareholders would generally be subject to federal income tax.

Thrivent Partner Worldwide Allocation Fund and Thrivent Emerging Markets Equity Fund

Foreign investments pose special tax issues for this Fund and its shareholders. For example, certain gains and losses from currency fluctuations may be taxable as ordinary income. Also, certain foreign countries withhold taxes on some interest and dividends that otherwise would be payable to this Fund. If the amount withheld is material, this Fund may elect to pass through a credit to shareholders.

Thrivent Municipal Bond Fund

Dividend distributions from the Thrivent Municipal Bond Fund, when not held in an IRA, 403(b) plan, or tax-qualified retirement plan, are generally exempt from federal income tax. The Fund may, however, invest a portion of its assets in securities that generate income that is not exempt from federal income tax or securities that are subject to the alternative minimum tax. In addition, income of the Fund that is exempt from federal income tax may be subject to state and local income tax. Any capital gains distributed by Thrivent Municipal Bond Fund will be subject to federal and state taxes.

When held in an IRA, 403(b) plan, or tax-qualified retirement plan, the Thrivent Municipal Bond Fund is treated like any other IRA, 403(b) plan, or tax-qualified retirement plan investment—accumulating on a tax-deferred basis and taxable upon withdrawal. By electing to invest your IRA, 403(b) plan, or tax-qualified retirement plan in the Thrivent Municipal Bond Fund, you are not able to take advantage of the federal tax exemption on any earnings (dividends and capital gains) upon withdrawal. Dividends and capital gains distributions from the Thrivent Municipal Bond Fund, when held in an IRA, 403(b) plan, or tax-qualified retirement plan, are reported as taxable income when received. Please consult with your tax professional for more information.

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Financial Highlights

The financial highlights tables for each of the Funds are intended to help you understand the Funds’ financial performance for the past five complete fiscal years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose reports, along with the Funds’ financial statements, are included in the Annual Reports to Shareholders for the fiscal year ended October 31, 2015 (for all funds except, Thrivent Growth and Income Plus Fund and Thrivent Diversified Income Plus Fund) and December 31, 2015 (for Thrivent Growth and Income Plus Fund and Thrivent Diversified Income Plus Fund), which are available upon request. The financial highlights should be read in conjunction with the financial statements and notes thereto. The tables do not show the effect of a sales charge for any of the Funds.

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Thrivent Mutual Funds

Financial Highlights

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital
AGGRESSIVE ALLOCATION FUND
Class A Shares
Year Ended 10/31/2015	$—	$—	$—	$—	$—	$—	$—
Year Ended 10/31/2014	14.15	0.05	1.21	1.26	(0.10)	(0.54)	—
Year Ended 10/31/2013	11.54	0.07	2.73	2.80	(0.09)	(0.10)	—
Year Ended 10/31/2012	10.70	0.04	0.85	0.89	(0.05)	—	—
Year Ended 10/31/2011	10.35	0.07	0.33	0.40	(0.05)	—	—

MODERATELY AGGRESSIVE ALLOCATION FUND
Class A Shares
Year Ended 10/31/2015	—	—	—	—	—	—	—
Year Ended 10/31/2014	13.69	0.12	0.97	1.09	(0.16)	(0.45)	—
Year Ended 10/31/2013	11.64	0.15	2.16	2.31	(0.17)	(0.09)	—
Year Ended 10/31/2012	10.83	0.11	0.84	0.95	(0.14)	—	—
Year Ended 10/31/2011	10.65	0.16	0.17	0.33	(0.15)	—	—

MODERATE ALLOCATION FUND
Class A Shares
Year Ended 10/31/2015	—	—	—	—	—	—	—
Year Ended 10/31/2014	12.88	0.17	0.73	0.90	(0.20)	(0.32)	—
Year Ended 10/31/2013	11.55	0.18	1.48	1.66	(0.19)	(0.14)	—
Year Ended 10/31/2012	10.80	0.16	0.77	0.93	(0.17)	(0.01)	—
Year Ended 10/31/2011	10.67	0.22	0.13	0.35	(0.22)	—	—

MODERATELY CONSERVATIVE ALLOCATION FUND
Class A Shares
Year Ended 10/31/2015	—	—	—	—	—	—	—
Year Ended 10/31/2014	11.98	0.20	0.48	0.68	(0.21)	(0.26)	—
Year Ended 10/31/2013	11.34	0.20	0.83	1.03	(0.20)	(0.19)	—
Year Ended 10/31/2012	10.75	0.19	0.65	0.84	(0.19)	(0.06)	—
Year Ended 10/31/2011	10.73	0.25	0.02	0.27	(0.25)	—	—

GROWTH AND INCOME PLUS FUND
Class A Shares
Period Ended 6/30/2015	—	—	—	—	—	—	—
Year Ended 12/31/2014	10.38	0.19	0.01	0.20	(0.20)	(0.35)	—
Year Ended 12/31/2013	9.59	0.18	1.83	2.01	(0.19)	(1.03)	—
Year Ended 12/31/2012	8.70	0.20	0.89	1.09	(0.20)	—	—
Year Ended 12/31/2011	9.08	0.13	(0.38)	(0.25)	(0.13)	—	—

BALANCED INCOME PLUS FUND
Class A Shares
Year Ended 10/31/2015	—	—	—	—	—	—	—
Year Ended 10/31/2014	14.21	0.24	0.72	0.96	(0.22)	(1.52)	—
Year Ended 10/31/2013	12.63	0.14	2.24	2.38	(0.15)	(0.65)	—
Year Ended 10/31/2012	12.11	0.13	0.83	0.96	(0.13)	(0.31)	—
Year Ended 10/31/2011	11.68	0.16	0.42	0.58	(0.15)	—	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

104

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	RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$—	$—	—	$—	—	—	—	—	—
(0.64)	14.77	9.34%	687.6	0.81%	0.30%	0.81%	0.30%	51%
(0.19)	14.15	24.64%	612.4	0.81%	0.52%	0.82%	0.51%	44%
(0.05)	11.54	8.42%	494.3	0.82%	0.33%	0.86%	0.29%	66%
(0.05)	10.70	3.87%	462.1	0.75%	0.64%	0.89%	0.51%	72%

—	—	—	—	—	—	—	—	—
(0.61)	14.17	8.29%	1,746.7	0.76%	0.85%	0.76%	0.85%	61%
(0.26)	13.69	20.28%	1,558.9	0.72%	1.15%	0.74%	1.13%	51%
(0.14)	11.64	8.92%	1,268.2	0.77%	0.99%	0.77%	0.99%	78%
(0.15)	10.83	3.06%	1,168.6	0.70%	1.44%	0.75%	1.39%	58%

—	—	—	—	—	—	—	—	—
(0.52)	13.26	7.22%	1,683.8	0.72%	1.29%	0.72%	1.29%	73%
(0.33)	12.88	14.74%	1,541.3	0.68%	1.51%	0.70%	1.48%	85%
(0.18)	11.55	8.68%	1,316.5	0.71%	1.47%	0.71%	1.47%	94%
(0.22)	10.80	3.27%	1,207.6	0.65%	2.02%	0.68%	1.99%	46%

—	—	—	—	—	—	—	—	—
(0.47)	12.19	5.86%	731.4	0.77%	1.64%	0.77%	1.64%	140%
(0.39)	11.98	9.32%	701.3	0.71%	1.70%	0.75%	1.67%	166%
(0.25)	11.34	7.92%	632.9	0.75%	1.70%	0.75%	1.70%	145%
(0.25)	10.75	2.49%	559.7	0.64%	2.28%	0.69%	2.23%	46%

—	—	—	—	—	—	—	—	—
(0.55)	10.03	1.89%	76.5	1.15%	1.93%	1.42%	1.66%	167%
(1.22)	10.38	21.08%	49.8	1.15%	1.69%	1.50%	1.34%	162%
(0.20)	9.59	12.60%	25.6	1.15%	2.18%	1.47%	1.86%	164%
(0.13)	8.70	(2.79)%	21.0	1.15%	1.47%	1.47%	1.15%	193%

—	—	—	—	—	—	—	—	—
(1.74)	13.43	7.60%	222.1	1.06%	1.85%	1.06%	1.85%	124%
(0.80)	14.21	19.95%	167.8	1.09%	1.08%	1.10%	1.08%	236%
(0.44)	12.63	8.22%	141.0	1.11%	1.06%	1.12%	1.06%	197%
(0.15)	12.11	4.98%	141.0	1.12%	1.25%	1.13%	1.24%	211%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

105

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	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital

DIVERSIFIED INCOME PLUS FUND
Class A Shares
Period Ended 6/30/2015	$—	$—	$—	$—	$—	$—	$—
Year Ended 12/31/2014	7.25	0.24	0.02	0.26	(0.23)	(0.18)	—
Year Ended 12/31/2013	6.82	0.23	0.47	0.70	(0.23)	(0.04)	—
Year Ended 12/31/2012	6.22	0.27	0.59	0.86	(0.26)	—	—
Year Ended 12/31/2011	6.39	0.27	(0.15)	0.12	(0.29)	—	—

OPPORTUNITY INCOME PLUS FUND
Class A Shares
Year Ended 10/31/2015	—	—	—	—	—	—	—
Year Ended 10/31/2014	10.32	0.36	0.06	0.42	(0.36)	—	—
Year Ended 10/31/2013	10.70	0.26	(0.39)	(0.13)	(0.25)	—	—
Year Ended 10/31/2012	10.19	0.26	0.50	0.76	(0.25)	—	—
Year Ended 10/31/2011	10.11	0.37	0.08	0.45	(0.37)	—	—

PARTNER EMERGING MARKETS EQUITY FUND
Class A Shares
Year Ended 10/31/2015	—	—	—	—	—	—	—
Year Ended 10/31/2014	10.51	0.14	(1.10)	(0.96)	(0.10)	—	—
Year Ended 10/31/2013	10.27	0.08	0.26	0.34	—	(0.10)	—
Year Ended 10/31/2012(c)	10.00	e0.01	0.26	0.27	—	—	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since fund inception, August 31, 2012.
*	All per share amounts have been rounded to the nearest cent.

106

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	RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$—	$—	—	$—	—	—	—	—	—
(0.41)	7.10	3.54%	581.7	0.98%	3.33%	0.98%	3.33%	137%
(0.27)	7.25	10.40%	459.1	1.00%	3.34%	1.00%	3.34%	155%
(0.26)	6.82	14.08%	290.7	0.99%	4.14%	1.03%	4.10%	153%
(0.29)	6.22	1.78%	200.5	0.97%	4.29%	1.06%	4.20%	126%

—	—	—	—	—	—	—	—	—
(0.36)	10.38	4.13%	271.1	0.85%	3.48%	0.95%	3.38%	169%
(0.25)	10.32	(1.26)%	228.4	0.85%	2.42%	0.94%	2.33%	387%
(0.25)	10.70	7.59%	249.2	0.85%	2.53%	0.94%	2.44%	355%
(0.37)	10.19	4.53%	236.3	0.85%	3.64%	0.95%	3.54%	333%

—	—	—	—	—	—	—	—	—
(0.10)	9.45	(9.17)%	12.8	1.67%	1.32%	3.23%	(0.25)%	69%
(0.10)	10.51	3.26%	14.6	1.64%	0.81%	3.41%	(0.96)%	103%
—	10.27	2.70%	14.4	1.61%	0.60%	3.02%	(0.81)%	33%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

107

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	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments

SMALL CAP STOCK FUND
Class A Shares
Year Ended 10/31/2015	$—	$—	$—	$—	$—	$—
Year Ended 10/31/2014	18.52	(0.05)	1.80	1.75	—	(0.15)
Year Ended 10/31/2013	14.28	(0.05)	4.29	4.24	—	—
Year Ended 10/31/2012	13.35	(0.06)	0.99	0.93	—	—
Year Ended 10/31/2011	12.56	(0.11)	0.90	0.79	—	—

MID CAP STOCK FUND
Class A Shares
Year Ended 10/31/2015	—	—	—	—	—	—
Year Ended 10/31/2014	20.38	0.07	3.10	3.17	—	—
Year Ended 10/31/2013	15.34	0.01	5.03	5.04	—	—
Year Ended 10/31/2012	14.30	(0.01)	1.05	1.04	—	—
Year Ended 10/31/2011	13.49	(0.02)	0.83	0.81	—	—

PARTNER WORLDWIDE ALLOCATION FUND
Class A Shares
Year Ended 10/31/2015	—	—	—	—	—	—
Year Ended 10/31/2014	10.29	0.16	(0.25)	(0.09)	(0.17)	—
Year Ended 10/31/2013	8.73	0.16	1.58	1.74	(0.18)	—
Year Ended 10/31/2012	8.30	0.19	0.32	0.51	(0.08)	—
Year Ended 10/31/2011	8.80	0.10	(0.50)	(0.40)	(0.10)	—

LARGE CAP GROWTH FUND
Class A Shares
Year Ended 10/31/2015	—	—	—	—	—	—
Year Ended 10/31/2014	7.10	(0.02)	1.23	1.21	—	—
Year Ended 10/31/2013	5.48	0.01	1.63	1.64	(0.02)	—
Year Ended 10/31/2012	4.92	0.01	0.55	0.56	—	—
Year Ended 10/31/2011	4.80	(0.01)	0.13	0.12	—	—

LARGE CAP VALUE FUND
Class A Shares
Year Ended 10/31/2015	—	—	—	—	—	—
Year Ended 10/31/2014	18.60	0.20	2.02	2.22	(0.17)	—
Year Ended 10/31/2013	14.66	0.22	3.96	4.18	(0.24)	—
Year Ended 10/31/2012	12.94	0.22	1.67	1.89	(0.17)	—
Year Ended 10/31/2011	12.61	0.19	0.26	0.45	(0.12)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

108

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	RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$—	$—	—	$—	—	—	—	—	—
(0.15)	20.12	9.48%	259.8	1.25%	(0.15)%	1.25%	(0.15)%	56%
—	18.52	29.69%	255.6	1.29%	(0.16)%	1.29%	(0.16)%	66%
—	14.28	6.97%	216.6	1.33%	(0.31)%	1.33%	(0.31)%	91%
—	13.35	6.29%	226.3	1.37%	(0.67)%	1.37%	(0.67)%	99%

—	—	—	—	—	—	—	—	—
—	23.55	15.55%	678.2	1.11%	0.30%	1.11%	0.30%	27%
—	20.38	32.86%	625.4	1.15%	0.07%	1.15%	0.07%	39%
—	15.34	7.27%	517.5	1.18%	(0.08)%	1.18%	(0.08)%	36%
—	14.30	6.00%	538.7	1.20%	(0.15)%	1.20%	(0.15)%	35%

—	—	—	—	—	—	—	—	—
(0.17)	10.03	(0.89)%	178.2	1.40%	1.57%	1.55%	1.41%	77%
(0.18)	10.29	20.26%	181.6	1.37%	1.60%	1.60%	1.37%	74%
(0.08)	8.73	6.20%	159.5	1.30%	2.02%	1.61%	1.71%	57%
(0.10)	8.30	(4.60)%	179.9	1.30%	1.86%	1.61%	1.55%	101%

—	—	—	—	—	—	—	—	—
—	8.31	17.10%	183.6	1.20%	(0.25)%	1.34%	(0.38)%	45%
(0.02)	7.10	29.99%	157.0	1.20%	0.14%	1.41%	(0.07)%	63%
—	5.48	11.38%	125.0	1.20%	0.19%	1.48%	(0.09)%	101%
—	4.92	2.50%	117.7	1.20%	(0.23)%	1.56%	(0.59)%	249%

—	—	—	—	—	—	—	—	—
(0.17)	20.65	12.00%	237.1	0.94%	1.00%	0.94%	1.00%	24%
(0.24)	18.60	28.92%	214.6	0.98%	1.25%	0.98%	1.25%	39%
(0.17)	14.66	14.82%	171.1	1.04%	1.42%	1.04%	1.42%	92%
(0.12)	12.94	3.49%	164.5	1.06%	1.22%	1.06%	1.22%	74%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

109

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	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments

LARGE CAP STOCK FUND
Class A Shares
Year Ended 10/31/2015	$—	$—	$—	$—	$—	$—
Year Ended 10/31/2014	27.54	0.22	2.57	2.79	(0.10)	(2.48)
Year Ended 10/31/2013	23.64	0.19	5.24	5.43	(0.25)	(1.28)
Year Ended 10/31/2012	21.30	0.20	2.29	2.49	(0.15)	—
Year Ended 10/31/2011	20.87	0.13	0.37	0.50	(0.07)	—

HIGH YIELD FUND
Class A Shares
Year Ended 10/31/2015	—	—	—	—	—	—
Year Ended 10/31/2014	5.09	0.29	(0.05)	0.24	(0.29)	—
Year Ended 10/31/2013	5.01	0.31	0.07	0.38	(0.30)	—
Year Ended 10/31/2012	4.71	0.34	0.30	0.64	(0.34)	—
Year Ended 10/31/2011	4.86	0.36	(0.15)	0.21	(0.36)	—

INCOME FUND
Class A Shares
Year Ended 10/31/2015	—	—	—	—	—	—
Year Ended 10/31/2014	9.09	0.32	0.20	0.52	(0.32)	—
Year Ended 10/31/2013	9.38	0.31	(0.29)	0.02	(0.31)	—
Year Ended 10/31/2012	8.77	0.33	0.61	0.94	(0.33)	—
Year Ended 10/31/2011	8.80	0.38	(0.03)	0.35	(0.38)	—

MUNICIPAL BOND FUND
Class A Shares
Year Ended 10/31/2015	—	—	—	—	—	—
Year Ended 10/31/2014	11.18	0.42	0.50	0.92	(0.42)	—
Year Ended 10/31/2013	11.93	0.42	(0.74)	(0.32)	(0.42)	(0.01)
Year Ended 10/31/2012	11.30	0.44	0.63	1.07	(0.44)	—
Year Ended 10/31/2011	11.42	0.46	(0.10)	0.36	(0.46)	(0.02)

GOVERNMENT BOND FUND
Class A Shares
Year Ended 10/31/2015	—	—	—	—	—	—
Year Ended 10/31/2014	10.02	0.11	0.14	0.25	(0.11)	(0.11)
Year Ended 10/31/2013	10.76	0.07	(0.33)	(0.26)	(0.08)	(0.40)
Year Ended 10/31/2012	10.69	0.11	0.32	0.43	(0.11)	(0.25)
Year Ended 10/31/2011	10.56	0.19	0.21	0.40	(0.19)	(0.08)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

110

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	RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$—	$—	—	$—	—	—	—	—	—
(2.58)	27.75	11.06%	1,594.0	1.02%	0.82%	1.02%	0.82%	65%
(1.53)	27.54	24.57%	1,556.5	1.05%	0.81%	1.05%	0.81%	66%
(0.15)	23.64	11.75%	1,382.5	1.09%	0.84%	1.09%	0.84%	124%
(0.07)	21.30	2.39%	1,393.5	1.11%	0.56%	1.11%	0.56%	146%

—	—	—	—	—	—	—	—	—
(0.29)	5.04	4.72%	540.1	0.80%	5.59%	0.80%	5.59%	43%
(0.30)	5.09	7.85%	540.0	0.81%	6.03%	0.81%	6.03%	61%
(0.34)	5.01	13.96%	520.0	0.82%	6.95%	0.82%	6.95%	52%
(0.36)	4.71	4.37%	445.3	0.84%	7.43%	0.84%	7.43%	63%

—	—	—	—	—	—	—	—	—
(0.32)	9.29	5.79%	400.5	0.77%	3.47%	0.77%	3.47%	97%
(0.31)	9.09	0.23%	419.5	0.77%	3.40%	0.77%	3.40%	121%
(0.33)	9.38	10.92%	448.0	0.77%	3.69%	0.77%	3.69%	117%
(0.38)	8.77	4.11%	397.9	0.79%	4.38%	0.79%	4.38%	138%

—	—	—	—	—	—	—	—	—
(0.42)	11.68	8.33%	1,446.3	0.75%	3.65%	0.75%	3.65%	8%
(0.43)	11.18	(2.76)%	1,397.2	0.74%	3.65%	0.74%	3.65%	24%
(0.44)	11.93	9.61%	1,532.0	0.74%	3.76%	0.74%	3.76%	13%
(0.48)	11.30	3.39%	1,339.6	0.76%	4.19%	0.76%	4.19%	8%

—	—	—	—	—	—	—	—	—
(0.22)	10.05	2.56%	14.1	0.90%	1.08%	1.07%	0.90%	130%
(0.48)	10.02	(2.51)%	13.0	0.90%	0.71%	1.03%	0.57%	184%
(0.36)	10.76	4.08%	14.5	0.89%	1.02%	0.99%	0.93%	191%
(0.27)	10.69	3.99%	7.3	0.92%	1.82%	1.00%	1.74%	183%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

111

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	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments

LIMITED MATURITY BOND FUND
Class A Shares
Year Ended 10/31/2015	$—	$—	$—	$—	$—	$—
Year Ended 10/31/2014	12.53	0.18	(0.02)	0.16	(0.18)	(0.07)
Year Ended 10/31/2013	12.62	0.15	(0.09)	0.06	(0.15)	—
Year Ended 10/31/2012	12.41	0.19	0.20	0.39	(0.18)	—
Year Ended 10/31/2011	12.58	0.28	(0.17)	0.11	(0.28)	—

MONEY MARKET FUND
Class A Shares
Year Ended 10/31/2015	—	—	—	—	—	—
Year Ended 10/31/2014	1.00	—	—	—	—	—
Year Ended 10/31/2013	1.00	—	—	—	—	—
Year Ended 10/31/2012	1.00	—	—	—	—	—
Year Ended 10/31/2011	1.00	—	—	—	—	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

112

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	RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$—	$—	—	$—	—	—	—	—	—
(0.25)	12.44	1.27%	360.2	0.62%	1.44%	0.62%	1.44%	102%
(0.15)	12.53	0.46%	415.6	0.60%	1.21%	0.61%	1.20%	121%
(0.18)	12.62	3.18%	408.2	0.60%	1.51%	0.61%	1.50%	113%
(0.28)	12.41	0.87%	344.8	0.61%	2.20%	0.61%	2.19%	109%

—	—	—	—	—	—	—	—	—
—	1.00	0.00%	422.7	0.19%	0.00%	0.94%	(0.75)%	N/A
—	1.00	0.00%	469.0	0.23%	0.00%	0.94%	(0.71)%	N/A
—	1.00	0.00%	493.9	0.29%	0.00%	0.93%	(0.64)%	N/A
—	1.00	0.00%	587.9	0.30%	0.00%	0.93%	(0.63)%	N/A

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

113

4321 N Ballard Rd, Appleton, WI 54919

WE’RE LISTENING TO YOU!

In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Mutual Funds to each household. This process is known as householding. This consolidation helps reduce printing and postage costs, thereby saving money. If you wish to receive an additional copy of this report, call us toll-free at 800-847-4836. If you wish to revoke householding in the future, you may write to us at 4321 N. Ballard Road, Appleton, WI, 54919-0001 or by calling us at 800-847-4836. We will begin to mail separate regulatory mailings within 30 days of receiving your request.

CONTACT THRIVENT MUTUAL FUNDS

Phone: 800-847-4836 Fax: 866-278-8363 Web: ThriventFunds.com

New Applications:

Thrivent Mutual Funds PO Box 219347

Kansas City, Missouri 64121-9347

Additional Investments:

Thrivent Mutual Funds PO Box 219334

Kansas City, Missouri 64121-9334

Redemptions, Exchanges, or Other Requests:

Thrivent Mutual Funds PO Box 219348

Kansas City, Missouri 64121-9348

Express Mail:

Thrivent Mutual Funds 330 West 9th Street Kansas City, Missouri 64105

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds. Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Funds during its last fiscal year. You may request a free copy of the Statement of Additional Information, the annual report or the semiannual report, or you may make additional requests or inquiries by calling 800-847-4836. The Statement of Additional Information, the annual report and the semiannual report are also available, free of charge, at ThriventFunds.com. You also may review and copy information about the Funds (including the Statement of Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You may get more information about the Public Reference Room by calling 202-551-8090. You also may get information about the Funds on the EDGAR data base at the SEC website (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-1520, or by sending an email to: publicinfo@sec.gov.

1940 Act File No. 811-5075

Securities offered through Thrivent Distributors LLC, 625 Fourth Ave. S., Minneapolis, MN 55415, a FINRA member and a wholly owned subsidiary of Thrivent Financial, the marketing name for Thrivent Financial for Lutherans, Appleton, WI.

32001PR R2-16

FEBRUARY 1, 2016

MUTUAL FUNDS PROSPECTUS CLASS S SHARES

Thrivent Aggressive Allocation Fund TAAIX Thrivent Opportunity Income Plus Fund IIINX Thrivent Large Cap Stock Fund IILGX Thrivent Moderately Aggressive Allocation Fund TMAFX Thrivent Partner Emerging Markets Equity Fund TPEIX Thrivent High Yield Fund LBHIX Thrivent Moderate Allocation Fund TMAIX Thrivent Small Cap Stock Fund TSCSX Thrivent Income Fund LBIIX

Thrivent Moderately Conservative Allocation Fund TCAIX Thrivent Mid Cap Stock Fund TMSIX Thrivent Municipal Bond Fund TMBIX Thrivent Growth and Income Plus Fund TEIIX Thrivent Partner Worldwide Allocation Fund TWAIX Thrivent Government Bond Fund TBFIX Thrivent Balanced Income Plus Fund IBBFX Thrivent Large Cap Growth Fund THLCX Thrivent Limited Maturity Bond Fund THLIX Thrivent Diversified Income Plus Fund THYFX Thrivent Large Cap Value Fund TLVIX Thrivent Money Market Fund AALXX

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Shares of Thrivent Mutual Funds are not deposits or other obligations of Thrivent Trust Company or any bank, or insured or otherwise protected by the Federal Deposit Insurance Corporation or any other federal agency. Shares of Thrivent Mutual Funds are subject to investment risk, including possible loss of the principal amount invested.

4321 N Ballard Rd, Appleton, WI 54919

1

2

Thrivent Aggressive Allocation Fund

TAAIX

Investment Objective

Thrivent Aggressive Allocation Fund seeks long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in other Thrivent mutual funds (the “Underlying Funds”), there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the expenses associated with the Fund’s investments in the Underlying Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees
Other Expenses
Acquired Fund (Underlying Fund) Fees and Expenses
Total Annual Fund Operating Expenses
Less Expense Reimbursement[1]
Net Annual Fund Operating Expenses

[1]

The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Fund as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio. The Fund’s portfolio turnover rate does not reflect the portfolio turnover rate of the Underlying Funds.

Principal Strategies

The Fund pursues its objective by investing in a combination of Underlying Funds and directly held financial instruments. The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities and debt securities). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style (such as growth or value), or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Fund will likely buy and sell equity index futures to either hedge its exposure or obtain exposure to the equity investments that comprise a particular stock market index. An equity index future is a cash-settled futures contract on the value of a particular stock market index. The Fund may also enter into credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

Under normal circumstances, the Fund invests in the following broad asset classes within the ranges given:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	95%	75-100%
Debt Securities	5%	0-25%

3

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. Thrivent Asset Management, LLC, the Fund’s investment adviser (“Thrivent Asset Mgt.” or the “Adviser”), will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders. In addition to the Underlying Funds listed below, the Fund may also invest in Underlying Funds that are only offered to the Thrivent Mutual Funds and its affiliates and that do not charge an investment advisory fee.

Equity Securities
Small Cap
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Other
Thrivent Growth and Income Plus Fund
Thrivent Balanced Income Plus Fund
Thrivent Partner Worldwide Allocation Fund
Thrivent Partner Emerging Markets Equity Fund

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund
Other
Thrivent Diversified Income Plus Fund
Thrivent Opportunity Income Plus Fund

Short-Term Debt Securities
Money Market Funds
Thrivent Money Market Fund
Thrivent Cash Management Trust

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities, and vice versa. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.

4

Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods and since inception compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds, and the MSCI All Country World Index ex-USA – USD Net Returns, which measures the performance of stock markets in developed and emerging markets countries throughout the world (excluding the U.S.). Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Aggressive Allocation Fund	1 Year	5 Year	10 Years
S Shares (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
MSCI All Country World Index ex-US Net Returns (reflects no deduction for fees, expenses or taxes)

5

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio managers of the Fund since its inception in 2005. Mr. Swansen joined Thrivent Financial in 2003 and is the Chief Investment Officer of Thrivent Asset Mgt. and Thrivent Financial and serves as the team leader. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund directly from the Fund or through certain broker-dealers.

The minimum initial investment requirement for this Fund is $2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan or through certain fee-based investment advisory programs.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com or ThriventFunds.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Thrivent Moderately Aggressive Allocation Fund

TMAFX

Investment Objective

Thrivent Moderately Aggressive Allocation Fund seeks long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in other Thrivent mutual funds (the “Underlying Funds”), there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the expenses associated with the Fund’s investments in the Underlying Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees
Other Expenses
Acquired Fund (Underlying Fund) Fees and Expenses
Total Annual Fund Operating Expenses
Less Expense Reimbursement[1]
Net Annual Fund Operating Expenses

[1]

The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Fund as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio. The Fund’s portfolio turnover rate does not reflect the portfolio turnover rate of the Underlying Funds.

Principal Strategies

The Fund pursues its objective by investing in a combination of Underlying Funds and directly held financial instruments. The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities and debt securities). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style (such as growth or value), or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Fund will likely buy and sell equity index futures to either hedge its exposure or obtain exposure to the equity investments that comprise a particular stock market index. An equity index future is a cash-settled futures contract on the value of a particular stock market index. The Fund may also enter into credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

Under normal circumstances, the Fund invests in the following broad asset classes within the ranges given:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	77%	55-90%
Debt Securities	23%	10-40%

7

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders. In addition to the Underlying Funds listed below, the Fund may also invest in Underlying Funds that are only offered to the Thrivent Mutual Funds and its affiliates and that do not charge an investment advisory fee.

Equity Securities
Small Cap
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Other
Thrivent Growth and Income Plus Fund
Thrivent Balanced Income Plus Fund
Thrivent Partner Worldwide Allocation Fund
Thrivent Partner Emerging Markets Equity Fund

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund
Other
Thrivent Diversified Income Plus Fund
Thrivent Opportunity Income Plus Fund

Short-Term Debt Securities
Money Market Funds
Thrivent Money Market Fund
Thrivent Cash Management Trust

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities, and vice versa. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make

8

it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods and since inception of the Class S shares compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds, and the MSCI All Country World Index ex-USA – USD Net Returns, which measures the performance of stock markets in developed and emerging markets countries throughout the world (excluding the U.S.). Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Moderately Aggressive Allocation Fund	1 Year	5 Year	10 Years
S Shares (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
MSCI All Country World Index ex-US Net Returns (reflects no deduction for fees, expenses or taxes)

9

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio managers of the Fund since its inception in 2005. Mr. Swansen joined Thrivent Financial in 2003 and is the Chief Investment Officer of Thrivent Asset Mgt. and Thrivent Financial and serves as the team leader. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund directly from the Fund or through certain broker-dealers.

The minimum initial investment requirement for this Fund is $2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan or through certain fee-based investment advisory programs.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com or ThriventFunds.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10

Thrivent Moderate Allocation Fund

TMAIX

Investment Objective

Thrivent Moderate Allocation Fund seeks long-term capital growth while providing reasonable stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in other Thrivent mutual funds (the “Underlying Funds”), there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the expenses associated with the Fund’s investments in the Underlying Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees
Other Expenses
Acquired Fund (Underlying Fund) Fees and Expenses
Total Annual Fund Operating Expenses
Less Expense Reimbursement[1]
Net Annual Fund Operating Expenses

[1]

The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Fund as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio. The Fund’s portfolio turnover rate does not reflect the portfolio turnover rate of the Underlying Funds.

Principal Strategies

The Fund pursues its objective by investing in a combination of Underlying Funds and directly held financial instruments. The Fund uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, equity securities and debt securities). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style (such as growth or value), or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Fund will likely buy and sell equity index futures to either hedge its exposure or obtain exposure to the equity investments that comprise a particular stock market index. An equity index future is a cash-settled futures contract on the value of a particular stock market index. The Fund may also enter into credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

Under normal circumstances, the Fund invests in the following broad asset classes within the ranges given:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	57%	35-75%
Debt Securities	43%	25-55%

11

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders. In addition to the Underlying Funds listed below, the Fund may also invest in Underlying Funds that are only offered to the Thrivent Mutual Funds and its affiliates and that do not charge an investment advisory fee.

Equity Securities
Small Cap
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Other
Thrivent Growth and Income Plus Fund
Thrivent Balanced Income Plus Fund
Thrivent Partner Worldwide Allocation Fund
Thrivent Partner Emerging Markets Equity Fund

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund
Other
Thrivent Diversified Income Plus Fund
Thrivent Opportunity Income Plus Fund

Short-Term Debt Securities
Money Market Funds
Thrivent Money Market Fund
Thrivent Cash Management Trust

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Underperformance in the equity markets or debt markets would have a material adverse effect on the Fund’s total return given its significant allocation to both equity securities and debt securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities, and vice versa. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at

12

an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods and since inception of the Class S shares compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds, and the MSCI All Country World Index ex-USA – USD Net Returns, which measures the performance of stock markets in developed and emerging markets countries throughout the world (excluding the U.S.). Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Moderate Allocation Fund	1 Year	5 Year	10 Years
S Shares (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
MSCI All Country World Index ex-US Net Returns (reflects no deduction for fees, expenses or taxes)

13

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio managers of the Fund since its inception in 2005. Mr. Swansen joined Thrivent Financial in 2003 and is the Chief Investment Officer of Thrivent Asset Mgt. and Thrivent Financial and serves as the team leader. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund directly from the Fund or through certain broker-dealers.

The minimum initial investment requirement for this Fund is $2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan or through certain fee-based investment advisory programs.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com or ThriventFunds.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14

Thrivent Moderately Conservative Allocation Fund

TCAIX

Investment Objective

Thrivent Moderately Conservative Allocation Fund seeks long-term capital growth while providing reasonable stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund invests, in part, in other Thrivent mutual funds (the “Underlying Funds”), there are two layers of fees and expenses associated with an investment in the Fund that you will bear: (1) the fees and expenses directly incurred by the Fund itself, and (2) the expenses associated with the Fund’s investments in the Underlying Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees
Other Expenses
Acquired Fund (Underlying Fund) Fees and Expenses
Total Annual Fund Operating Expenses
Less Expense Reimbursements[1]
Total Annual Fund Operating Expenses

[1]

The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Fund as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$74	$230	$401	$894

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the Underlying Funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio. The Fund’s portfolio turnover rate does not reflect the portfolio turnover rate of the Underlying Funds.

Principal Strategies

The Fund pursues its objective by investing in a combination of Underlying Funds and directly held financial instruments. The Fund uses a prescribed asset allocation strategy involving a two-step process: The first step is the construction of a model for the allocation of the Fund’s assets across broad asset categories (namely, debt securities and equity securities). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on maturity, duration, security type or credit rating for debt securities, or market capitalization, investment style (such as growth or value), or economic sector for equity securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. Please note that the Fund will likely buy and sell equity index futures to either hedge its exposure or obtain exposure to the equity investments that comprise a particular stock market index. An equity index future is a cash-settled futures contract on the value of a particular stock market index. The Fund may also enter into credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

Under normal circumstances the Fund invests in the following broad asset classes within the ranges given:

Broad Asset Category	Target Allocation	Allocation Range
Debt Securities	63%	35-75%
Equity Securities	37%	25-65%

15

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Fund at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Funds which are currently available for investment by the Fund are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Funds without shareholder approval or advance notice to shareholders. In addition to the Underlying Funds listed below, the Fund may also invest in Underlying Funds that are only offered to the Thrivent Mutual Funds and its affiliates and that do not charge an investment advisory fee.

Debt Securities
High Yield Bonds
Thrivent High Yield Fund
Intermediate/Long-Term Bonds
Thrivent Income Fund
Short-Term/Intermediate Bonds
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund
Other
Thrivent Diversified Income Plus Fund
Thrivent Opportunity Income Plus Fund

Equity Securities
Small Cap
Thrivent Small Cap Stock Fund
Mid Cap
Thrivent Mid Cap Stock Fund
Large Cap
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Other
Thrivent Growth and Income Plus Fund
Thrivent Balanced Income Plus Fund
Thrivent Partner Worldwide Allocation Fund
Thrivent Partner Emerging Markets Equity Fund

Short-Term Debt Securities
Money Market Funds
Thrivent Money Market Fund
Thrivent Cash Management Trust

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Underperformance in the equity markets or debt markets would have a material adverse effect on the Fund’s total return given its significant allocation to both equity securities and debt securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time debt investments may fall out of favor as compared to investments in equity securities, and vice versa. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at

16

an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods and since inception of the Class S shares compared to broad-based securities market indices. These indices are the S&P 500 Index, which measures the performance of 500 widely held, publicly traded stocks, the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds, and the MSCI All Country World Index ex-USA – USD Net Returns, which measures the performance of stock markets in developed and emerging markets countries throughout the world (excluding the U.S.). Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Moderately Conservative Allocation Fund	1 Year	5 Year	10 Years
S Shares (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
MSCI All Country World Index ex-US Net Returns (reflects no deduction for fees, expenses or taxes)

17

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio managers of the Fund since its inception in 2005. Mr. Swansen joined Thrivent Financial in 2003 and is the Chief Investment Officer of Thrivent Asset Mgt. and Thrivent Financial and serves as the team leader. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund directly from the Fund or through certain broker-dealers.

The minimum initial investment requirement for this Fund is $2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan or through certain fee-based investment advisory programs.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com or ThriventFunds.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

18

Thrivent Growth and Income Plus Fund

TEIIX

Investment Objective

Thrivent Growth and Income Plus Fund seeks income plus long-term capital growth and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees
Other Expenses
Acquired Fund (Underlying Fund) Fees and Expenses
Total Annual Fund Operating Expenses
Less Expense Reimbursement[1]
Net Annual Fund Operating Expenses

[1]

The Adviser has contractually agreed, through at least February 28, 2017, to waive certain fees and/or reimburse certain expenses associated with the Class S shares of the Thrivent Growth and Income Plus Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, if any) to an annual rate of     % of the average daily net assets of the Class S shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Fund invests in a combination of equity securities and debt securities within the ranges shown in the following table:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	70%	50-90%
Debt Securities	30%	10-50%

The equity securities in which the Fund invests are primarily income-producing and may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. Under normal circumstances, the Fund intends to invest in real estate investment trusts (“REITs”).

The debt securities in which the Fund invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser. The Fund may also invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. In addition, the Fund may invest in investment-grade corporate bonds, asset-backed securities, mortgage-backed securities (including commercially backed ones), convertible bonds, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated).

The Fund may utilize derivatives, including credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

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The Adviser may invest in foreign securities, including those of issuers in emerging markets. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell.

The Fund may invest in exchange-traded funds (“ETFs”), which are investment companies generally designed to track the performance of a securities or other index, including industry, sector, country and region indexes.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Fund’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Fund’s shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Preferred Stock Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

High Yield Risk. High yield securities to which the Fund portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds and leveraged loans have a less liquid resale market. In addition, dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

20

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Real Estate Investment Trust (“REIT”) Risk. REITs generally can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and incomes from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.

ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one- and five-year periods and since inception compared to broad-based securities market indices. These indices are the MSCI World Index – USD Net Returns, which measures the performance of stock markets in developed countries throughout the world, the Barclays U.S. Mortgage-Backed Securities Index, which covers the mortgage-backed securities component of the Barclays U.S. Aggregate Bond Index, and the Barclays U.S. High Yield Loan Index, which measures the performance of U.S.-dollar denominated syndicated term loans. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

Effective August 16, 2013, based on approval of the Fund’s board of trustees and notice to Fund shareholders, the Fund’s principal strategies were changed, which had the effect of decreasing the amount of income-producing equity securities in which the Fund generally invests and increasing the extent to which the Fund generally invests in debt securities. At the same time, the Fund’s name changed from Thrivent Equity Income Plus Fund to Thrivent Growth and Income Plus Fund. As a result, performance information presented below with respect to periods prior to

21

August 16, 2013, reflects the performance of an investment portfolio that was materially different from the investment portfolio of the Fund.

The bar chart includes the effects of Fund expenses and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Growth and Income Plus Fund	1 Year	5 Year	Since Inception (2/29/2008)
S Shares (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
MSCI World Index-USD Net Returns (reflects no deduction for fees, expenses or taxes)
Barclays U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)
Barclays U.S. High Yield Loan Index (reflects no deduction for fees, expenses or taxes)
Barclays U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Stephen D. Lowe, CFA has been a portfolio manager of the Fund since 2013. Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA have served as portfolio managers of the Fund since 2015. Mr. Lowe has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as an equity portfolio manager since 2003.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund directly from the Fund or through certain broker-dealers.

The minimum initial investment requirement for this Fund is $2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan or through certain fee-based investment advisory programs.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com or ThriventFunds.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22

Thrivent Balanced Income Plus Fund

IBBFX

Investment Objective

Thrivent Balanced Income Plus Fund seeks long-term total return through a balance between income and the potential for long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees
Other Expenses
Acquired Fund (Underlying Fund) Fees and Expenses
Total Annual Fund Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Fund invests in a combination of equity securities and debt securities within the ranges shown in the following table:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	50%	25-75%
Debt Securities	50%	25-75%

The equity securities in which the Fund invests are primarily income-producing and may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. Under normal circumstances, the Fund intends to invest in real estate investment trusts (“REITs”).

The debt securities in which the Fund invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser. The Fund may also invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. In addition, the Fund may invest in investment-grade corporate bonds, asset-backed securities, mortgage-backed securities (including commercially backed ones), convertible bonds, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated).

The Fund may utilize derivatives, including credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

The Adviser may invest in foreign securities, including those of issuers in emerging markets. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell.

The Fund may invest in exchange-traded funds (“ETFs”), which are investment companies generally designed to track the performance of a securities or other index, including industry, sector, country and region indexes.

23

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Underperformance in the equity markets or debt markets would have a material adverse effect on the Fund’s total return given its significant allocation to both equity securities and debt securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Fund’s shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

High Yield Risk. High yield securities to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds and leveraged loans have a less liquid resale market. In addition, dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market

24

stress. As a result, the Adviser may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Preferred Securities Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Real Estate Investment Trust (“REIT”) Risk. REITs generally can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and incomes from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. These indices are the S&P Composite 1500 Index, which measures the performance of a group of 1,500 publicly-traded stocks, the Barclays U.S. Mortgage-Backed Securities Index, which covers the mortgage-backed securities component of the Barclays U.S. Aggregate Bond Index, and the Barclays U.S. High Yield Loan Index, which measures the performance of U.S.-dollar denominated syndicated term loans. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as individual retirement accounts.

Effective August 16, 2013, based on approval of the Fund’s board of trustees and notice to Fund shareholders, the Fund’s principal strategies were changed, which had the effect of decreasing the

25

extent to which the Fund generally invests in equity securities and increasing the extent to which the Fund generally invests in debt securities. At the same time, the Fund’s name changed from Thrivent Balanced Fund to Thrivent Balanced Income Plus Fund. As a result, performance information presented below with respect to periods prior to August 16, 2013, reflects the performance of an investment portfolio that was materially different from the investment portfolio of the Fund.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Balanced Income Plus Fund	1 Year	5 Years	10 Years
S Shares (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
MSCI World Index-USD Net Returns (reflects no deduction for fees, expenses or taxes)
Barclays U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)
Barclays U.S. High Yield Loan Index (reflects no deduction for fees, expenses or taxes)[1]
Barclays U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)
S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)

[1]	This index began on January 1, 2006.

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Darren M. Bagwell, CFA has served as a portfolio manager of the Fund since 2005. Stephen D. Lowe, CFA, has served as a portfolio manager of the Fund since 2013. Mark L. Simenstad, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA have served as portfolio managers of the Fund since 2015. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research. Mr. Lowe has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as an equity portfolio manager since 2003.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund directly from the Fund or through certain broker-dealers.

The minimum initial investment requirement for this Fund is $2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan or through certain fee-based investment advisory programs.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com or ThriventFunds.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

26

Thrivent Diversified Income Plus Fund

THYFX

Investment Objective

Thrivent Diversified Income Plus Fund seeks to maximize income while maintaining prospects for capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees
Other Expenses
Acquired Fund (Underlying Fund) Fees and Expenses
Total Annual Fund Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 137% of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Fund invests in a combination of equity securities and debt securities within the ranges shown in the following table:

Broad Asset Category	Target Allocation	Allocation Range
Debt Securities	70%	50-90%
Equity Securities	30%	10-50%

The equity securities in which the Fund invests are primarily income-producing and may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. Under normal circumstances, the Fund intends to invest in real estate investment trusts (“REITs”).

The debt securities in which the Fund invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser. The Fund may also invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. In addition, the Fund may invest in investment-grade corporate bonds, asset-backed securities, mortgage-backed securities (including commercially backed ones), convertible bonds, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated).

The Fund may utilize derivatives, including credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

The Adviser may invest in foreign securities, including those of issuers in emerging markets. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell.

The Fund may invest in exchange-traded funds (“ETFs”), which are investment companies generally designed to track the performance of a securities or other index, including industry, sector, country and region indexes.

27

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the fixed income markets would have a material adverse effect on the Fund’s total return given its significant allocation to fixed income securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Fund’s shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. In addition, dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested.

28

Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Real Estate Investment Trust (“REIT”) Risk. REITs generally can be divided into three types: equity REITs, mortgage REITS, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and incomes from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Preferred Securities Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. These indices are the MSCI World Index – USD Net Returns, which measures the performance of stock markets in developed countries throughout the world, the Barclays U.S. Mortgage-Backed Securities Index, which covers the mortgage-backed securities component of the Barclays U.S. Aggregate Bond Index, and the Barclays U.S. High Yield Loan Index, which measures the performance of U.S.-dollar denominated syndicated term loans. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

Effective June 30, 2006, based on approval of the Fund’s board of trustees and Fund shareholders, the Fund’s investment objective and principal strategies were changed, which had the effect of converting the Fund from one which invested at least 80% of its assets in high yield securities to one which invests in a diversified portfolio of income-producing securities. At the same time, the Fund’s name changed from Thrivent High Yield Fund II to Thrivent Diversified Income Plus Fund. As a result, performance information presented below with respect to periods prior to June 30, 2006, reflects the performance of an investment portfolio that was materially different from the investment portfolio of Thrivent Diversified Income Plus Fund.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

29

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Diversified Income Plus Fund	1 Year	5 Years	10 Years
S Shares (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
MSCI World Index-USD Net Returns (reflects no deduction for fees, expenses or taxes)
Barclays U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)
Barclays U.S. High Yield Loan Index (reflects no deduction for fees, expenses or taxes)[1]
Barclays U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)

[1]	This index began on January 1, 2006.

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Mark L. Simenstad, CFA has served as a portfolio manager of the Fund since 2006. Stephen D. Lowe, CFA, Darren M. Bagwell, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA have served as portfolio managers of the Fund since 2015. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Lowe has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as an equity portfolio manager since 2003.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund directly from the Fund or through certain broker-dealers.

The minimum initial investment requirement for this Fund is $2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan or through certain fee-based investment advisory programs.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com or ThriventFunds.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

30

Thrivent Opportunity Income Plus Fund

IIINX

Investment Objective

Thrivent Opportunity Income Plus Fund seeks a high level of current income, consistent with capital preservation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees
Other Expenses
Acquired Fund (Underlying Fund) Fees and Expenses
Total Annual Fund Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Fund invests in a broad range of debt securities and may invest in equity securities to a limited extent as shown in the following table:

Broad Asset Category	Target Allocation	Allocation Range
Debt Securities	95%	50-100%
Equity Securities	5%	0-50%

The debt securities in which the Fund invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser. The Fund may also invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. In addition, the Fund may invest in investment-grade corporate bonds, asset-backed securities, mortgage-backed securities (including commercially backed ones), convertible bonds, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated).

The Fund may utilize derivatives, including credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

The Adviser may invest in foreign securities, including those of issuers in emerging markets. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell.

The Fund may invest in exchange-traded funds (“ETFs”), which are investment companies generally designed to track the performance of a securities or other index, including industry, sector, country and region indexes.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the fixed income markets would have a material adverse effect on the Fund’s total return given its

31

significant allocation to fixed income securities. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds and leveraged loans have a less liquid resale market. In addition, dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove

32

incorrect, resulting in losses or poor performance, even in rising markets.

ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. These indices are the Barclays U.S. Mortgage-Backed Securities Index, which covers the mortgage-backed securities component of the Barclays U.S. Aggregate Bond Index, the Barclays U.S. High Yield Ba/B 2% Issuer Capped Index, which represents the performance of U.S. short duration, higher-rated high yield bonds, and the Barclays U.S. High Yield Loan Index, which measures the performance of U.S.-dollar denominated syndicated term loans. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as individual retirement accounts.

Effective August 16, 2013, based on approval of the Fund’s board of trustees and notice to Fund shareholders, the Fund’s principal strategies were changed, which had the effect of changing the types of debt securities in which the Fund may invest. At the same time, the Fund’s name changed from Thrivent Core Bond Fund to Thrivent Opportunity Income Plus Fund. As a result, performance information presented below with respect to periods prior to August 16, 2013, reflects the performance of an investment portfolio that was materially different from the investment portfolio of the Fund.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Opportunity Income Plus Fund	1 Year	5 Years	10 Years
S Shares (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
Barclays U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)
Barclays U.S. High Yield Loan Index (reflects no deduction for fees, expenses or taxes)[1]
Barclays U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)

[1]	This index began on January 1, 2006.

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Michael G. Landreville, CFA, CPA (inactive) has served as a portfolio manager of the Fund since 2002. Gregory R. Anderson, CFA, CPA (inactive) has served as a portfolio manager of the Fund since 2005. Conrad E. Smith, CFA has served as portfolio manager of the Fund since 2013. Paul J. Ocenasek, CFA and Kent L. White, CFA have served as portfolio managers of the Fund since 2015. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998. Mr. Smith has been with Thrivent Financial since 2004 and also manages the leveraged loan portfolio and the high yield bond portfolio of Thrivent Financial’s general account. Mr. Ocenasek has been with Thrivent Financial since 1987 and has served in a portfolio management capacity since

33

1997. Mr. White is the Director of Investment Grade Research at Thrivent Financial and has been with the firm since 1999.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund directly from the Fund or through certain broker-dealers.

The minimum initial investment requirement for this Fund is $2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan or through certain fee-based investment advisory programs.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com or ThriventFunds.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34

Thrivent Partner Emerging Markets Equity Fund

TPEIX

Investment Objective

Thrivent Partner Emerging Markets Equity Fund seeks long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees
Other Expenses
Acquired Fund (Underlying Fund) Fees and Expenses
Total Annual Fund Operating Expenses
Less Expense Reimbursement[1]
Net Annual Fund Operating Expenses

[1]

The Adviser has contractually agreed, through at least February 28, 2017, to waive a portion of the management fees associated with the Class S shares of the Fund in order to limit the Net Annual Fund Operating Expenses to an annual rate of     % of the average daily net assets of the Class S shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes), at the time of initial purchase, in emerging market equities, including common stock, preferred stock, convertible securities, depositary receipts and rights and warrants to buy common stocks. Emerging market equities are securities of issuers that have their principal securities trading markets in an emerging market country; alone or on a consolidated basis derive 50% or more of annual revenue or assets from goods produced, sales made or service performed in emerging market countries; or are organized under the laws of, and have a principal office in, an emerging market country. An “emerging market” country is any country determined by the adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. These emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Fund’s investments are ordinarily diversified among regions, countries and currencies.

The Fund’s subadviser, Aberdeen Asset Managers Limited (“Aberdeen”), uses a disciplined investment process based on its proprietary research to determine security selection. Aberdeen seeks to identify “quality” companies, based on factors such as strength of management and business, that trade at reasonable valuations, based on factors such as earnings growth and other key financial measurements. Aberdeen makes investments for the long-term, although it may sell a security when it perceives a company’s business direction or growth prospects to have changed or the company’s valuations are no longer attractive.

Should the Adviser determine that the Fund would benefit from reducing the percentage of its net assets invested in emerging market equities from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

35

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market as measured by the Fund’s benchmark index. The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Foreign Securities Risk. Securities of foreign companies in which the Fund invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions – such as Latin America, Asia, Europe, and the Mediterranean region – can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Fund’s ability to repatriate capital or income. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the Fund’s share price to decline.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product of service markets, fewer financial resources, and less competitive strength than larger companies.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the subadviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the MSCI Emerging Markets Index, which is a modified capitalization-weighted index of selected emerging economies from around the world. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses

36

and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Effective February 26, 2015, Aberdeen replaced DuPont Capital Management Corporation as the subadviser of the Fund. Accordingly, Aberdeen has not yet subadvised the Fund for a full calendar year.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Partner Emerging Markets Equity Fund	1 Year	Since Inception (8/31/2012)
S Shares (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC, which has engaged Aberdeen Asset Managers Limited to subadvise the Fund.

Portfolio Manager(s)

Aberdeen uses a team-based approach, with the following team members being primarily responsible for day-to-day management. Devan Kaloo has been with Aberdeen since 2000. He is the Head of Global Emerging Markets; he formerly served as a Senior Investment Manager on Aberdeen’s Asian Equity team. Joanne Irvine is the Head of Emerging Markets (ex-Asia) and has been with Aberdeen since 1996. Hugh Young is Head of Asian Equities and has been with Aberdeen since 1985. Mark Gordon-James, CFA, is a Senior Investment Manager and has been with Aberdeen since 2004. Fiona Manning, CFA, is a Senior Investment Manager and has been with Aberdeen since 2005.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund directly from the Fund or through certain broker-dealers.

The minimum initial investment requirement for this Fund is $2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan or through certain fee-based investment advisory programs.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com or ThriventFunds.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

37

Thrivent Small Cap Stock Fund

TSCSX

Investment Objective

Thrivent Small Cap Stock Fund seeks long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees
Other Expenses
Acquired Fund (Underlying Fund) Fees and Expenses
Total Annual Fund Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. The Adviser focuses mainly in the securities of smaller U.S. companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index or the Russell 2000® Index. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of small companies stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser looks for small companies that, in its opinion:

•	have an improving fundamental outlook;
•	have capable management; and
•	are financially sound.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service

38

markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell 2000® Index, which is comprised of 2000 of the smaller companies in the Russell 3000® Index. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Small Cap Stock Fund	1 Year	5 Years	10 Years
S Shares (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Matthew D. Finn, CFA has served as lead portfolio manager of the Fund since 2013. James M. Tinucci, CFA has served as the associate portfolio manager of the Fund since 2015. Mr. Finn has been a portfolio manager at Thrivent Financial since 2004, when he joined the firm. Mr. Tinucci has been with Thrivent Financial since 2014, and previously held various positions at Thrivent Financial from 2007 to 2012. Prior to rejoining Thrivent Financial, Mr. Tinucci was a manager at Deloitte Consulting.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund directly from the Fund or through certain broker-dealers.

The minimum initial investment requirement for this Fund is $2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan or through certain fee-based investment advisory programs.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions

39

by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com or ThriventFunds.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40

Thrivent Mid Cap Stock Fund

TMSIX

Investment Objective

Thrivent Mid Cap Stock Fund seeks long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees
Other Expenses
Total Annual Fund Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of mid-sized companies. The Adviser focuses mainly on the securities of mid-sized U.S. companies which have market capitalizations similar to those included in widely known indices such as the Russell Midcap® Index or the S&P MidCap 400 Index. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap securities from 80% to a lesser amount, we will notify you at least 60 days’ prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser generally looks for mid-sized companies that, in its opinion:

•	have prospects for growth in their sales and earnings;
•	are in an industry with a good economic outlook;
•	have high-quality management; and/or
•	have a strong financial position.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller

41

shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. The index is the Russell Midcap® Index, which measures the performance of the smallest 800 securities in the Russell 1000® Index, as ranked by total market capitalization. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Mid Cap Stock Fund	1 Year	5 Years	10 Years
S Shares (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Brian J. Flanagan, CFA has been a portfolio manager of the Fund since 2004. He has been with Thrivent Financial since 1994 and a portfolio manager since 2000.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund directly from the Fund or through certain broker-dealers.

The minimum initial investment requirement for this Fund is $2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan or through certain fee-based investment advisory programs.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com or ThriventFunds.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

42

Thrivent Partner Worldwide Allocation Fund

TWAIX

Investment Objective

Thrivent Partner Worldwide Allocation Fund seeks long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees
Other Expenses
Total Annual Fund Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Strategies

The Fund seeks to achieve its objective by investing primarily in equity and debt securities of issuers throughout the world. The Fund seeks to diversify its portfolio broadly among developed and emerging countries and among multiple asset classes. Under normal market conditions, the Fund invests at least 40% of its net assets in foreign assets. If market conditions are not deemed favorable by the Fund’s investment adviser, the Fund could invest a lower percentage, but at least 30% of its net assets in foreign assets. A foreign asset could be an investment in an issuer that is organized under the laws of a foreign jurisdiction; that is traded principally in a foreign country; that derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets in a foreign country; or that otherwise exposes the Fund’s portfolio to the economic fortunes and risks of a foreign country.

The debt securities in which the Fund invests may be of any maturity or credit quality and may include high-yield, high-risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield, high-risk debt securities are rated within or below the “BB” major rating category by Standard & Poor’s or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality. The interest rates of the Fund’s debt securities may be fixed, floating or subject to periodic reset provisions.

The Adviser will make asset allocation decisions among the various asset classes and has selected multiple subadvisers to manage each such class, although the Adviser will directly manage the Fund’s assets that are allocated to U.S. securities. The subadvisers invest independently of one another and use their own methodologies for selecting assets.

The Fund will generally make the following allocations among the broad asset classes listed below:

International large-cap growth	0-45%
International large-cap value	0-45%
Emerging markets equity	0-30%
International small- and mid-cap equities	0-30%
Emerging markets debt	0-30%
U.S. securities	0-20%

The Fund’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performances among asset classes. These allocations may change without shareholder approval or advance notice to shareholders to the extent consistent with applicable law.

Principal Global Investors, LLC manages the international large-cap growth assets. Mercator Asset Management, LP manages the international large-cap value assets but also manages, to a lesser extent, emerging markets equity assets. Aberdeen Asset Managers

43

Limited also manages the emerging markets equity assets. Goldman Sachs Asset Management, L.P. manages the international small-cap and mid-cap equities and the emerging markets debt assets. The Adviser manages the assets allocated to U.S. securities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Foreign Securities Risk. Securities of foreign companies in which the Fund invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Fund’s ability to repatriate capital or income. In addition, the issuer of non-U.S. sovereign debt in which the Fund invests or the governmental authorities that control the repayment of such debt may be unable or unwilling, for economic reasons or otherwise, to repay the principal or interest when due. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small cap companies seldom pay significant dividends that could cushion returns in a falling market.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Changes by the Federal Reserve to

44

monetary policies could affect interest rates and the value of some securities.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Multi-Manager Risk. The investment styles employed by the subadvisers may not be complementary. The interplay of the various strategies employed by the subadvisers may result in the Fund indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Fund’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Fund’s realization of capital gains. It is also possible that one subadviser could be selling a particular security or security from a certain country while another subadviser could be purchasing the same security or a security from that same country.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for a one-year period, five-year period, and since inception compared to a broad-based securities market index. The index is the MSCI All Country World Index ex-USA – USD Net Returns, which measures the performance of developed and emerging stock markets throughout the world. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Partner Worldwide Allocation Fund	1 Year	5 Year	Since Inception (2/29/2008)
S Shares (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
MSCI All Country World Index ex-USA (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC (“Thrivent Asset Mgt.”), which has engaged Mercator Asset Management, LP (“Mercator”), Principal Global Investors, LLC (“Principal”), Aberdeen Asset Managers Limited (“Aberdeen”), and Goldman Sachs Asset Management, L.P. (“GSAM”) to subadvise the Fund. Thrivent Asset Mgt. may also manage a portion of the Fund.

Portfolio Manager(s)

James E. Chaney serves as portfolio manager for the Mercator portion of the Fund. Mr. Chaney is a General Partner of Mercator and has been with Mercator since 2000. Mark R. Nebelung, CFA and John Pihlblad, CFA have served as portfolio co-managers for the Principal portion of the Fund since 2010 and 2008, respectively. Paul Blankenhagen, CFA and Juliet Cohn have served as portfolio co-managers for the Principal portion of the Fund since 2015. Mr. Nebelung has co-portfolio management responsibilities of Principal’s international growth and global growth equity strategies and co-manages Principal’s Pan Asian strategies. He has been with Principal since 1997. Mr. Pihlblad is a senior investment officer at Principal and led the development of Principal’s proprietary Global

45

Research Platform. He has been with Principal since 2000. Mr. Blankenhagen is a co-portfolio manager for the international core, international diversified and international ADR equity portfolios at Principal. He joined the firm in 1992, has been a member of the international equity team since 1995, and was named a portfolio manager in 2000. Ms. Cohn is responsible for co-managing Principal’s European, International Core and Diversified International equity portfolios at Principal. She joined the firm in 2003 as a portfolio manager for European equities. Aberdeen manages its portion of the portfolio using a team-based approach, with the following team members being primarily responsible for day-to-day management. Devan Kaloo has been with Aberdeen since 2000. He is the Head of Global Emerging Markets; he formerly served as a senior investment manager on Aberdeen’s Asian Equity team. Joanne Irvine is the Head of Emerging Markets (ex-Asia) and has been with Aberdeen since 1996. Mark Gordon-James, CFA, is a Senior Investment Manager and has been with Aberdeen since 2004. Fiona Manning, CFA, is a Senior Investment Manager and has been with Aberdeen since 2005. Hugh Young is Head of Asian Equities and has been with Aberdeen since 1985. GSAM uses its Quantitative Investment Strategies team (the “QIS” team) to manage the international small-and mid-cap equities of the Fund. Ron Hua is a Managing Director and is the Chief Investment Officer of Equity Alpha Strategies for GSAM’s QIS team. Mr. Hua joined GSAM as a partner in 2011, and oversees all research, portfolio management and trading for the QIS quantitative equity business. Prior to joining GSAM, Mr. Hua was the Chief Investment Officer and Head of Research for Equity Investments at PanAgora Asset Management from 2004 to 2011. Len Ioffe, Managing Director, joined the GSAM as an associate in 1995 and has been a portfolio manager since 1996. Osman Ali, Managing Director, joined GSAM in 2003 and has been a member of the research and portfolio management team within the QIS team since 2005. Takashi Suwabe is a Managing Director and is co-head of active equity research in the QIS team. Mr. Suwabe joined GSAM in 2004 and has been a member of the QIS team since 2009. Previously, Mr. Suwabe worked at Nomura Securities and Nomura Research Institute. Denis Suvorov, Vice President, joined GSAM in 2011 as a portfolio manager. Between 2007 and 2011 he was a portfolio manager at Numeric Investors, LLC. GSAM uses its Emerging Market Debt and Fundamental Currency Team (the “EMD” team) to manage the emerging market debt assets of the Fund. Samuel Finkelstein is a Managing Director, the Global Head of Macro Strategies and a member of the Fixed Income Strategy Group and Cross-Sector Strategy Team at GSAM. He is also the head of the EMD Team and the lead manager of GSAM’s portion of the Fund. Prior to joining the EMD Team in 2000, Mr. Finkelstein worked in the fixed-income risk and strategy group where he constructed portfolios and monitored risk exposure. He joined GSAM in 1997. Ricardo Penfold, Managing Director, joined GSAM in 2000. David C. Francis, CFA, Vice President of Investment Equities of Thrivent Asset Mgt., serves as lead portfolio manager for the portion of the Fund’s assets allocated to U.S. securities. Mr. Francis has been with Thrivent Financial since 2001.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund directly from the Fund or through certain broker-dealers.

The minimum initial investment requirement for this Fund is $2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan or through certain fee-based investment advisory programs.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com or ThriventFunds.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

46

Thrivent Large Cap Growth Fund

THLCX

Investment Objective

Thrivent Large Cap Growth Fund seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees
Other Expenses
Total Annual Fund Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/Citigroup Growth Index, the Russell 1000® Growth Index, or the large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

47

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell 1000® Growth Index, which measures the performance of large-cap growth stocks. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Large Cap Growth Fund	1 Year	5 Years	10 Years
S Shares (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

David C. Francis, CFA has served as portfolio manager of the Fund since 2011. Darren M. Bagwell, CFA has served as a portfolio manager of the Fund since 2014. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is Senior Equity Portfolio Manager.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund directly from the Fund or through certain broker-dealers.

The minimum initial investment requirement for this Fund is $2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan or through certain fee-based investment advisory programs.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet

48

(Thrivent.com or ThriventFunds.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

49

Thrivent Large Cap Value Fund

TLVIX

Investment Objective

Thrivent Large Cap Value Fund seeks to achieve long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees
Other Expenses
Total Annual Fund Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/Citigroup Value Index, the Russell 1000® Value Index, or the large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value. These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated

50

with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Russell 1000® Value Index, which measures the performance of large-cap value stocks. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Large Cap Value Fund	1 Year	5 Years	10 Years
S Shares (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Kurt J. Lauber, CFA has served as portfolio manager of the Fund since 2013. Mr. Lauber has been with Thrivent Financial since 2004 and previously served as an associate portfolio manager.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund directly from the Fund or through certain broker-dealers.

The minimum initial investment requirement for this Fund is $2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan or through certain fee-based investment advisory programs.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com or ThriventFunds.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

51

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

52

Thrivent Large Cap Stock Fund

IILGX

Investment Objective

Thrivent Large Cap Stock Fund seeks long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees
Other Expenses
Total Annual Fund Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large domestic and international companies which have market capitalizations similar to those in widely known indices such as the S&P 500 Index, the Russell 1000® Index, or the large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing primarily in domestic and international common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

53

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the MSCI World Large Cap Index – USD Net Returns, which measures the performance of large cap stocks in developed countries throughout the world. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Large Cap Stock Fund	1 Year	5 Years	10 Years
S Shares (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
MSCI World Large Cap Net Returns USD Index (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

David C. Francis, CFA and Kurt J. Lauber, CFA have served as portfolio managers of the Fund since 2011 and 2013, respectively. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Lauber has been with Thrivent Financial since 2004 and previously served as an associate portfolio manager.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund directly from the Fund or through certain broker-dealers.

The minimum initial investment requirement for this Fund is $2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan or through certain fee-based investment advisory programs.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com or ThriventFunds.com), by wire/ACH transfer or

54

through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

55

Thrivent High Yield Fund

LBHIX

Investment Objective

Thrivent High Yield Fund seeks high current income and, secondarily, growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees
Other Expenses
Total Annual Fund Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high yield, high risk bonds, notes, debentures and other debt obligations (including, leveraged loans, mortgaged-backed securities, convertible bonds, and convertible stock), or preferred stocks. These securities are commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by Standard & Poor’s Corporation or the “Ba” major rating category by Moody’s Investor Services, Inc. or are unrated but considered to be of comparable quality by the Adviser. The Fund invests in securities regardless of the securities’ maturity average and may also invest in foreign securities. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. The Adviser focuses on U.S. companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate

56

such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Fund’s shares may be affected by weak equity markets when issuers of high yield, high risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. In addition, dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays U.S. Corporate High Yield Bond Index, which measures the performance of fixed-rate non-investment grade bonds. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

57

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent High Yield Fund	1 Year	5 Years	10 Years
S Shares (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Paul J. Ocenasek, CFA has served as portfolio manager of the Fund since 1997. He has been with Thrivent Financial since 1987 and, since 1997, has served as portfolio manager to other Thrivent mutual funds.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund directly from the Fund or through certain broker-dealers.

The minimum initial investment requirement for this Fund is $2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan or through certain fee-based investment advisory programs.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com or ThriventFunds.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

58

Thrivent Income Fund

LBIIX

Investment Objective

Thrivent Income Fund seeks high current income while preserving principal. The Fund’s secondary investment objective is to obtain long-term growth of capital in order to maintain investors’ purchasing power.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees
Other Expenses
Total Annual Fund Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Strategies

The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit). Under normal conditions, at least 65% of the Fund’s assets will be invested in debt securities or preferred stock at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality the Fund’s Adviser.

The Fund may also invest in high yield, high risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. The Adviser may purchase bonds of any maturity and generally focuses on U.S. companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings. The Adviser purchases bonds of foreign issuers as well. Additionally, the Fund may invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. Please note that the Fund will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund.

59

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays U.S. Aggregate Bond Index, which measures the performance of U.S. investment grade bonds. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent moth-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

60

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Income Fund	1 Year	5 Years	10 Years
S Shares (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Stephen D. Lowe, CFA has served as the portfolio manager of the Fund since 2009. He has also been a senior portfolio manager of the high yield portion of Thrivent Financial’s general account since 2005. Prior to this position, Mr. Lowe was, since 2004, a high yield research manager and, since 2002, an associate portfolio manager of the high yield portion of the general account. He has been with Thrivent Financial since 1997.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund directly from the Fund or through certain broker-dealers.

The minimum initial investment requirement for this Fund is $2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan or through certain fee-based investment advisory programs.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com or ThriventFunds.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

61

Thrivent Municipal Bond Fund

TMBIX

Investment Objective

Thrivent Municipal Bond Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees
Other Expenses
Total Annual Fund Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in municipal bonds, the income of which is exempt from federal income taxation. The Fund may count securities that generate income subject to the alternative minimum tax toward the 80% investment requirement.

The Fund’s Adviser uses fundamental, quantitative, and technical investment research techniques to determine what municipal bonds to buy and sell. At the time of purchase, the Adviser generally buys investment-grade municipal bonds or unrated bonds it determines to be of comparable quality.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The Fund’s performance may be affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Some municipal bonds may be repaid prior to maturity if interest rates decrease. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

62

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Inventories of municipal bonds held by brokers and dealers have decreased in recent years, which has the potential to decrease the Fund’s ability to buy or sell bonds, and increase bond price volatility and trading costs, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal bonds, which may further decrease the Fund’s ability to buy or sell bonds. As a result, the Fund may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

Tax Risk. Changes in federal income tax laws or rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. Since the Fund may invest in municipal securities subject to the federal alternative minimum tax without limitation, the Fund may not be suitable for investors who already are or could be subject to the federal alternative minimum tax.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the Barclays Municipal Bond Index, which is a market-value-weighted index of investment-grade municipal bonds with maturities of one year or more. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Municipal Bond Fund	1 Year	5 Years	10 Years
S Shares (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Janet I. Grangaard, CFA has served as portfolio manager of the Fund since 2002. She has been with Thrivent Financial since 1988 and has served as a portfolio manager since 1994.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund directly from the Fund or through certain broker-dealers.

The minimum initial investment requirement for this Fund is $2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan or through certain fee-based investment advisory programs.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com or ThriventFunds.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

63

Tax Information

The Fund generally intends to distribute tax-exempt income, although it may also make distributions that are taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

64

Thrivent Government Bond Fund

TBFIX

Investment Objective

Thrivent Government Bond Fund seeks total return, consistent with preservation of capital. The Fund’s investment objective may be changed without shareholder approval.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees
Other Expenses
Total Annual Fund Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in U.S. government bonds. For purposes of this disclosure, “U.S. government bonds” are debt instruments issued or guaranteed by the U.S. government or its agencies and instrumentalities, including Treasury Inflation Protected Securities (TIPS) and mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae), the Federal National Mortgage Association (FNMA or Fannie Mae) or the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). Should the Adviser determine that the Fund would benefit from reducing the percentage of its net assets invested in U.S. government bonds from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

The Fund’s portfolio securities may be of any maturity, and, under normal market conditions, the Fund’s duration will be targeted to approximately five years. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what debt obligations to buy and sell. The “total return” sought by the Fund consists of income earned on the Fund’s investments plus, if any, capital appreciation.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

65

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.

Inflation-Linked Security Risk. Inflation-linked debt securities, such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.

There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.

Sovereign Debt Risk. The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-year and five-year periods and since inception compared to broad-based securities market indices. The indices are the Barclays U.S. Agency Index and the Barclays U.S. Treasury Index. The former measures the performance of the agency sector of the U.S. government bond market. The latter index measures the performance of the U.S. Treasury bond market. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

66

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Government Bond Fund	1 Year	5 Year	Since Inception (2/26/2010)
S Shares (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
Barclays U.S. Agency Index (reflects no deduction for fees, expenses or taxes)
Barclays U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Michael G. Landreville, CFA and CPA (inactive) has served as portfolio manager of the Fund since its inception in February 2010. He has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund directly from the Fund or through certain broker-dealers.

The minimum initial investment requirement for this Fund is $2,000 and the minimum subsequent investment requirement is $50 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $50 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan or through certain fee-based investment advisory programs.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com or ThriventFunds.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

67

Thrivent Limited Maturity Bond Fund

THLIX

Investment Objective

Thrivent Limited Maturity Bond Fund seeks a high level of current income consistent with stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees
Other Expenses
Total Annual Fund Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was     % of the average value of its portfolio.

Principal Strategies

The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, municipal bonds, mortgage-backed securities (including commercially backed ones), asset-backed securities, and collateralized debt obligations (including collateralized loan obligations). Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit; collateralized debt obligations are types of asset-backed securities. The dollar-weighted average effective maturity for the Fund is expected to be between one and five years. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Fund’s Adviser. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in such investment grade securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. The Adviser focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings. Some of these companies may be foreign ones. Additionally, the Fund may invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. Please note that the Fund will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund.

68

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized Debt Obligations Risk. The risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods

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compared to a broad-based securities market index. The index is the Barclays Government/Credit 1-3 Year Bond Index, which measures the performance of government and corporate fixed-rate debt securities with maturities of 1-3 years. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Limited Maturity Bond Fund	1 Year	5 Years	10 Years
S Shares (before taxes)
(after taxes on distributions)
(after taxes on distributions and redemptions)
Barclays Government/Credit 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

Gregory R. Anderson, CFA and Michael G. Landreville, CFA and CPA (inactive) have served as portfolio managers of the Fund since the respective years of 2005 and 1999. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund directly from the Fund or through certain broker-dealers.

The minimum initial investment requirement for this Fund is $2,000 and the minimum subsequent investment requirement is $100 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $100 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan or through certain fee-based investment advisory programs.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com or ThriventFunds.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Thrivent Money Market Fund

AALXX

Investment Objective

Thrivent Money Market Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Fund assets)
Management Fees
Distribution and Service (12b-1) Fees
Other Expenses
Total Annual Fund Operating Expenses
Less Expense Reimbursement[1]
Net Annual Fund Operating Expenses

[1]

The Adviser has contractually agreed, through at least February 28, 2017, to waive certain fees and/or reimburse certain expenses associated with the Class S shares of the Thrivent Money Market Fund equal in the aggregate to     % of the average daily net assets of the Class S shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

Principal Strategies

The Fund tries to produce current income while maintaining liquidity by investing at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash. Government securities are any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing.

The Adviser manages the Fund subject to strict rules established by the Securities and Exchange Commission that are designed so that the Fund may maintain a stable $1.00 share price. Those rules generally require the Fund, among other things, to invest only in high quality securities that are denominated in U.S. dollars and have short remaining maturities. In addition, the rules require the Fund to maintain a dollar-weighted average maturity (WAM) of not more than 60 days and a dollar-weighted average life (WAL) of not more than 120 days. When calculating its WAM, the Fund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. Generally, the Fund may not take into account these resets when calculating its WAL.

The Adviser typically uses U.S. Treasury securities, short-term discount notes issued by government-related organizations and government securities payable within seven-days or less to provide liquidity for reasonably foreseeable shareholder redemptions and to comply with regulatory requirements. The Adviser invests in other securities by selecting from the available supply of short-term government securities based on its interest rate outlook and analysis of quantitative and technical factors. Although the Fund frequently holds securities until maturity, the Adviser may sell securities to increase liquidity. The Adviser will select securities for such sales based on how close the sale price would be to their amortized costs.

Principal Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

In addition, the Fund is subject to the following principal investment risks.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its

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debt. As a result of such an event, the bond may decline in price and affect the Fund’s ability to maintain a stable share price. Credit risk is expected to be low for the Fund because of its investments in government securities.

Interest Rate Risk. A weak economy, strong equity markets, or changes by the Federal Reserve to its monetary policies may cause short-term interest rates to increase and affect the Fund’s ability to maintain a stable share price.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Federal Home Loan Bank, Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loans Banks, Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Federal Home Loan Banks, Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

Redemption Risk. The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. Although the Fund does not have the ability to impose liquidity fees or temporarily suspend redemptions, the Fund may delay the payment of redemption proceeds or suspend redemptions during its liquidation when permitted by applicable regulations.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-, five- and ten-year periods. The bar chart and table include the effects of Fund expenses and assume that you sold your shares at the end of the period. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Best Quarter:
Worst Quarter:

The 7-day yield for the period ended December 31, 2015 for the Fund Class S shares was 0.00%. To obtain current yield information, you may contact the Fund at (800) THRIVENT (847-4836).

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2015)
Thrivent Money Market Fund	1 Year	5 Years	10 Years
S Shares

Management

Investment Adviser(s)

The Fund is managed by Thrivent Asset Management, LLC.

Portfolio Manager(s)

William D. Stouten has served as portfolio manager of the Fund since 2003. Prior to this position, he was a research analyst and trader for the Thrivent money market funds since 2001, when he joined Thrivent Financial.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund directly from the Fund or through certain broker-dealers.

The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $100 for regular accounts. The minimum initial investment requirement for this Fund is $1,000 and the minimum subsequent investment requirement is $100 for IRA or tax-deferred accounts. These investment requirements may be different, however, for investors investing in the Fund through an automatic investment plan or through certain fee-based investment advisory programs.

You may purchase or redeem Fund shares on days that the New York Stock Exchange is open. You may conduct such transactions by mail, telephone (800) THRIVENT (847-4836), the Internet (Thrivent.com or ThriventFunds.com), by wire/ACH transfer or through an automatic investment plan (for purchases) or a systematic withdrawal plan (for redemptions), subject to certain limitations.

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Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Investing in the Fund through a retirement plan could have different tax consequences.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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More about Investment Strategies and Risks

Each Fund’s investment objective and principal strategies are described in the “Summary Section” above. The principal strategies are the strategies that a Fund’s investment adviser and sub-adviser (if applicable) believe are most likely to be important in trying to achieve the Fund’s investment objective. Please note that each Fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the statement of additional information.

Other Securities and Investment Practices

This section provides additional information about some of the securities and other practices in which certain Funds may engage, along with their associated risks.

Repurchase agreements: Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

When-issued securities: Each Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Exchange Traded Funds (ETFs): Each of the Funds, except Thrivent Money Market Fund, may invest in ETFs. An ETF is an investment company that holds a portfolio of investments generally designed to track the performance of an index, including industry, sector, country and region indexes. An ETF trades on a securities exchange.

Generally, investments in other investment companies (including ETFs) are subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include a prohibition on a Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in the securities of any one investment company or more than 10% of its total assets, in the aggregate, in investment company securities. Many ETFs, however, have obtained exemptive relief from the Securities and Exchange Commission to permit unaffiliated funds to invest in the ETFs’ shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing Fund. The Funds may rely on these exemptive orders in order to invest in certain ETFs beyond the foregoing statutory limitations.

Real Estate Investment Trusts (REITs): Each of the Funds except the Thrivent Money Market Fund may invest in REITs. REITs generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All types of REITs may be affected by changes in interest rates. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. A REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by a Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through a Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.

Zero coupons: Each of the Funds may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Fund to liquidate Fund securities at a disadvantageous time.

Foreign securities: Each of the Funds may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of the Funds except Thrivent Money Market Fund may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International exposure: Each of the Funds may have some international exposure (including emerging markets) in their investments. Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.

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Foreign Currency Transactions: The Thrivent Partner Worldwide Allocation Fund may conduct foreign currency exchange transactions, normally either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Fund will generally not enter into a forward contract with a term greater than one year.

Under unusual circumstances, the Fund may commit a substantial portion or the entire value of their portfolios to the consummation of these contracts. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and the Fund’s total returns could be adversely affected as a result.

There are some markets where it is not possible to engage in effective foreign currency hedging. This is generally true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.

Restricted and illiquid securities: Each of the Funds may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

Securities lending: Each of the Funds except Thrivent Money Market Fund may seek additional income by lending Fund securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Derivatives: Each of the Funds except Thrivent Money Market Fund may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index, an interest rate or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives to obtain investment exposure to a certain asset class or speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, using derivatives adds to the fund’s expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected. For example, the price or value of the underlying instrument, asset, index, currency or rate may move in a different direction than expected or such movements may be of a magnitude greater or less than expected.

Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of (if any) incurred when the derivative is entered into by a Fund. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset, index or rate.

With some derivatives, whether used for hedging, replication or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund. In addition, suitable derivative investments for hedging, replication or speculative purposes may not be available.

Derivatives can be difficult to value and illiquid, which means a Fund may not be able to close out a derivatives transaction in a cost-efficient manner. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.

Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

Mortgage-backed and asset-backed securities: Each of the Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the repayment patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Collateralized Debt Obligations: Thrivent Limited Maturity Bond Fund may invest in collateralized debt obligations (“CDOs”) as a principal strategy; the other Funds may do so as a non-principal strategy. CDOs are types of asset-backed securities. Collateralized loan obligations (“CLOs”) are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Normally, collateralized bond obligations (“CBOs”), CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities.

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High yield bonds: Each of the Funds except Thrivent Money Market Fund may invest in high yield bonds, including defaulted high yield securities. Thrivent Municipal Bond Fund limits its investment in high yield bonds to no more than 5% of its assets. High yield bonds are debt securities rated below BBB by S&P or Baa by Moody’s or unrated securities deemed to be of comparable quality by the Adviser. To the extent that a Fund invests in high yield bonds, it takes on the following risks:

•	The risk of a bond’s issuer defaulting on principal or interest payments is greater than on higher quality bonds.
•	Issuers of high yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government bonds and municipal bonds: Each of the Funds may invest in government bonds and municipal bonds. As a result, the Fund’s performance may be affected by political and economic conditions at the state, regional or Federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Adjustable Rate Securities: Each of the Funds may invest in bonds or other debt instruments that pay interest at an adjustable rate. The interest rate may be adjusted daily or at specified intervals (such as monthly, quarterly or annually). Adjustments may be based on a referenced market rate (such as the London Interbank Offer Rate or “LIBOR”) for a specified term (such as one, three or twelve months). For some securities, adjustments are made by a third-party or auction process designed to maintain a market value close to the security’s face amount. Adjustments may be limited by caps or floors.

Some adjustable rate securities are payable upon demand, which should reduce the volatility of their market values. The right to demand payment may be exercisable after a specified notice period (such as seven or thirty days) and only at specified intervals (such as at the end of a calendar month or quarter). The right to demand payment may terminate upon certain events (such as the issuer’s insolvency).

So long as the Adviser expects an adjustable rate security’s market value to approximate its face value after each interest rate adjustment, the Adviser may rely on the interest rate when calculating a Fund’s dollar-weighted average maturity or duration. The market value of an adjustable rate security may nevertheless decline, due to changes in market conditions or the financial condition of the issuer and the effects of caps or floors on interest rate adjustments.

Securities ratings: When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody’s, or unrated but considered of equivalent quality by the Fund’s adviser. High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Fund (other than Thrivent Money Market Fund) may choose to follow the higher rating. If a bond is unrated, the Fund may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Short-term trading: The investment strategy for each Fund at times may include short-term trading. While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a Fund’s transaction costs and may increase your tax liability.

Initial public offerings: Each of the Funds may purchase securities in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the Fund’s size is smaller, any gains from IPOs will have an exaggerated impact on the Fund’s reported performance than when the Fund is larger. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. There can be no assurance that a Fund will have favorable IPO investment opportunities.

Defensive investing: In response to market, economic, political or other conditions, each Fund may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes. If the Fund does this, different factors could affect the Fund’s performance and it may not achieve its investment objective.

Unusual Opportunities: Each of the Funds may purchase some securities that do not meet its normal investment criteria when the investment adviser or subadviser perceives an unusual opportunity for gain, which could include a variety of factors, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. If the anticipated gains do not materialize, the Fund could lose money from such an investment.

Investing-in-Funds Risk: The Thrivent Asset Allocation Funds allocate their assets, in part, among certain of the other Funds (“Underlying Funds”). From time to time, one or more of the Underlying Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Asset Allocation Funds or other investors. These transactions may affect the Underlying Funds since Underlying Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Fund securities and since Underlying Funds that receive additional cash will have to invest such cash. These effects may be particularly important when one or more of the Thrivent Asset Allocation Funds owns a substantial portion of any Underlying Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Underlying Fund may be adversely affected if the Underlying Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent Asset Allocation Funds may own substantial portions of some Underlying Funds, a

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redemption or reallocation by a Thrivent Asset Allocation Fund away from an Underlying Fund could cause the Underlying Fund’s expenses to increase. As an investor in an Underlying Fund, a Thrivent Asset Allocation Fund will bear its ratable share of the Underlying Fund’s expenses, in addition to the expenses of the Thrivent Asset Allocation Fund with respect to the assets so invested.

In-Kind Redemptions: A Fund may redeem its shares in-kind (i.e., with portfolio securities of the Fund), subject to applicable regulatory requirements, to certain shareholders seeking an in-kind redemption.

Glossary of Principal Risks

The main risks associated with investing in each Fund are summarized in “Summary Section” above. More detailed descriptions of the main risks and additional risks of the Funds are described below. Please note that each Fund also may use strategies and be subject to risks that are not described in this prospectus, but that are described in the statement of additional information.

Allocation Risk. Certain Funds’ investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.

In addition, in the case of the Aggressive Allocation Fund, the Moderately Aggressive Allocation Fund, the Moderate Allocation Fund, and the Growth and Income Fund, underperformance in the equity markets would have a material adverse effect on these Funds’ total returns given their significant allocation to equity securities.

In the case of the Moderately Conservative Allocation Fund, the Diversified Income Plus Fund, and the Opportunity Income Plus Fund, underperformance in the fixed income markets would have a material adverse effect on these Funds’ total returns given their significant allocation to fixed income securities.

Collateralized Debt Obligations Risk. The risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Fund’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund. In the case of the Money Market Fund, credit risk is expected to be low because of that Fund’s emphasis on high quality, short-term money market securities.

Cyber Security Risk. With the increased use of the Internet and other technologies, the Funds and their service providers are subject to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Successful cyber-attacks against, or security breakdowns of, a Fund or any affiliated or third-party service provider may adversely affect the Fund or its shareholders. While the Fund and its service providers have established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Fund’s share price to decline.

ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. For index-based ETFs, while such ETFs seek to achieve the same returns as a particular market index, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) and a Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests. In addition, ETF shares may trade at a premium or discount to their net asset

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value. As ETFs trade on an exchange, they are subject to the risks of any exchange-traded instrument, including: (i) an active trading market for its shares may not develop or be maintained, (ii) trading of its shares may be halted by the exchange, and (iii) its shares may be delisted from the exchange.

Foreign Securities Risk. To the extent the Fund’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Securities of foreign companies in which the Fund invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Fund’s ability to repatriate capital or income. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Government Securities Risk. Certain Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

High Yield Risk. High yield securities to which the Fund’s portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected.

Inflation-Linked Security Risk. Inflation-linked debt securities, such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.

There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities. In the case of the Municipal Bond Fund, some municipal bonds may be repaid prior to maturity if interest rates decrease.

In addition, in the case of the Balanced Income Plus Fund, the Diversified Income Plus Fund, the Opportunity Income Plus Fund, the Income Fund, the Government Bond Fund and the Limited Maturity Bond Fund, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of these Funds to decline and reduce the overall return of the Funds.

In the case of the Money Market Fund a weak economy, strong equity markets, or changes by the Federal Reserve to its monetary

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policies may cause short-term interest rates to decline and affect the value of the Fund.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. To the extent that the Fund invests in common stock, common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks, foreign securities and high-yield bonds) often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth. Less liquid securities can also become more difficult to value.

Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. In addition, inventories of municipal bonds held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. As a result of this decreased liquidity, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Multi-Manager Risk. Thrivent Mutual Funds (the “Trust”) and Thrivent Asset Mgt. have received an exemptive order from the SEC (known as a “multi-manager order”) that permits them to hire and fire one or more subadvisers for the Funds without a shareholder vote, subject to approval by the Trust’s Board of Trustees and shareholder notice. During the transition of management of Fund assets from one subadviser to another, it is possible that the Fund will not be fully invested in accordance with the Fund’s prospectus and, therefore, will not be fully pursuing its investment objective during such transition. In addition, the multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Fund’s realization of capital gains. These aspects of the risk applies to any Fund with one or more subadvisers. For a Fund that has multiple sub-advisers, the investment styles employed by the subadvisers may not be complementary. The interplay of the various strategies employed by the subadvisers may result in the Fund indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Fund’s performance depending upon the performance of those securities and the overall economic environment. It is also possible that one subadviser could be selling a particular security or security from a certain country while another subadviser could be purchasing the same security or a security from that same country.

Non-Diversified Risk. A Fund that is not “diversified” within the meaning of the 1940 Act may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified fund is generally more susceptible than a

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diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.

Preferred Stock Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

Real Estate Investment Trust (REIT) Risk. REITs generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.

Redemption Risk. A Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Tax Risk. Changes in federal income tax laws or rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. Since the Fund may invest in municipal securities subject to the federal alternative minimum tax without limitation, the Fund may not be suitable for investors who already are or could be subject to the federal alternative minimum tax.

Underlying Fund Risk. The performance of the Fund is dependent, in part, upon the performance of the Underlying Funds in which the Fund invests. As a result, the Fund is subject to the same risks as those faced by the Underlying Funds. Those risks may include, among others, market risk, issuer risk, volatility risk, foreign securities risk, natural resources industry risk, credit risk, interest rate risk, high yield risk and investment adviser risk.

As a shareholder of the Fund, you will bear your share of the Fund’s operating expenses as well as the Fund’s share of the Underlying Funds’ operating expenses. Consequently, an investment in the Fund would result in higher aggregate operating costs than investing directly in the Underlying Funds.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

With respect to the Partner Worldwide Allocation Fund and Large Cap Growth Fund, growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

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With respect to the Partner Emerging Markets Equity Fund, Partner Worldwide Allocation Fund and Large Cap Value Fund, stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic values or if value stocks are out of favor. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

With respect to the Balanced Income Plus Fund, the value of the Fund’s shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.

With respect to the High Yield Fund and the Diversified Income Plus Fund, the price of the Fund’s shares may be affected by weak equity markets when issuers of high yield, high risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.

With respect to the High Yield Fund, the Diversified Income Plus Fund, the Municipal Bond Fund, the Income Fund, the Opportunity Income Plus Fund and the Limited Maturity Bond Fund, bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of these Funds’ shares may fluctuate significantly in the short term.

With respect to the Municipal Bond Fund, the Fund’s performance may be affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

With respect to the Asset Allocation Funds, from time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Fund or an Underlying Fund favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Fund or an Underlying Fund uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Glossary of Investment Terms

Dollar-weighted average effective maturity. Measure of the Fund that is determined by calculating the average maturity of each debt security owned by the Fund, weighting each security according to the amount that it represents in the Fund. In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.

Duration. A measure of price sensitivity of a bond or bond fund to changes in interest rates. While duration is similar to maturity in that the result is stated in years, it is a better indicator of price sensitivity than maturity since it takes into account the time value of future cash flows generated over the bond’s life. Since duration can be computed for bond funds by using a weighted approach, the approximate effect on a bond fund’s price can be estimated by multiplying the fund’s duration by an expected change in interest rates. For example, if interest rates were to rise by 1%, the net asset value of a bond fund with an average duration of 5 years would be expected to fall 5%.

Fundamental investment research techniques. Research techniques that generally assess a company or security’s value based on a broad examination of financial data, quality of management, business concept and competition.

Maturity. A bond fund has no real maturity, but it does have a dollar-weighted average effective maturity that represents an average of the effective maturities of the underlying bonds, with each bond’s effective maturity “weighted” by the percent of fund assets it represents. For bonds that are most likely to be called before maturity, the effective maturity of a bond is usually the call date.

Quantitative investment research techniques. Research techniques that generally focus on a company’s financial statements and assess a company or security’s value based on appropriate financial ratios that measure revenue, profitability and financial structure.

Technical investment research techniques. Research techniques that generally involve the study of trends and movements in a security’s price, trading volume and other market-related factors in an attempt to discern patterns.

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Management, Organization and Capital Structure

Investment Adviser

Thrivent Asset Mgt., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect wholly owned subsidiary of Thrivent Financial for Lutherans (“Thrivent Financial”), serves as investment adviser for each Fund. Thrivent Asset Mgt. and its affiliates have been in the investment advisory business since 1986 and managed approximately $    billion in assets as of December 31, 2015, including approximately $     billion in mutual fund assets.

Thrivent Asset Mgt. provides investment research and supervision of the assets for each of the Funds except Thrivent Partner Emerging Markets Equity Fund and Thrivent Partner Worldwide Allocation Fund (the “Subadvised Funds”). Thrivent Asset Mgt., provides investment research and supervision of a portion of the Thrivent Partner Worldwide Allocation Fund, to the extent that this Fund invests in U.S. securities. For the Subadvised Funds, Thrivent Asset Mgt. has entered into a subadvisory agreement with each subadviser and pays each subadviser a portion of the net advisory fee Thrivent Asset Mgt. receives from each applicable Fund. Thrivent Asset Mgt. establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Trustees, one or more subadvisers to manage the investments of each Subadvised Fund. Thrivent Asset Mgt. also allocates assets to the subadvisers, monitors the performance, security holdings, and investment strategies for the subadvisers and, when appropriate, researches any potential new subadvisers for the Funds. Thrivent Asset Mgt. has ultimate responsibility to oversee each subadviser and recommend its hiring, termination and replacement. The Funds’ annual and semiannual reports to shareholders discuss the basis for the Board of Trustees approving any investment adviser agreement or investment subadviser agreement during the most recent six-month period covered by the report.

Thrivent Asset Mgt. and Thrivent Mutual Funds received an exemptive order from the SEC that permits Thrivent Asset Mgt. and the Funds, with the approval of Thrivent Mutual Funds’ Board of Trustees, to retain one or more subadvisers for the Funds, or subsequently change a subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable Fund. Thrivent Asset Mgt. will notify shareholders of a Fund if there is a new subadviser for that Fund.

Advisory Fees

Each Fund pays an annual investment advisory fee to the Adviser. The Adviser received the following advisory fees during the Fund’s most recent fiscal year, expressed as a percentage of the Fund’s average daily net assets.1

FUND	ADVISORY FEE
Thrivent Aggressive Allocation Fund[2]	%
Thrivent Moderately Aggressive Allocation Fund[2]	%
Thrivent Moderate Allocation Fund[2]	%
Thrivent Moderately Conservative Allocation Fund[2]	%
Thrivent Growth and Income Plus Fund	0.65%
Thrivent Balanced Income Plus Fund	0.55%
Thrivent Diversified Income Plus Fund	0.55%
Thrivent Opportunity Income Plus Fund	0.45%
Thrivent Partner Emerging Markets Equity Fund	1.20%
Thrivent Small Cap Stock Fund	0.68%
Thrivent Mid Cap Stock Fund	0.66%
Thrivent Partner Worldwide Allocation Fund	0.86%
Thrivent Large Cap Growth Fund	0.75%
Thrivent Large Cap Value Fund	0.45%
Thrivent Large Cap Stock Fund	0.56%
Thrivent High Yield Fund	0.38%
Thrivent Income Fund	0.34%
Thrivent Municipal Bond Fund	0.40%
Thrivent Government Bond Fund	0.40%
Thrivent Limited Maturity Bond Fund	0.29%
Thrivent Money Market Fund	0.50%

Certain of the Funds have breakpoints, which you can learn more about by consulting the Statement of Additional Information. In addition, the Trust’s annual report (in the case of the Growth and Income Plus Fund and the Diversified Income Plus Fund) and semiannual report (in the case of the other funds) each discuss the basis for the Board of Trustees’ approval of the investment adviser agreement between the Trust and the Adviser.

1	Thrivent Asset Mgt. reimbursed certain expenses of some of the Funds. This table does not reflect the effects of any reimbursements. In addition, with respect to the Subadvised Funds, Thrivent Asset Mgt. pays the applicable subadviser(s) a subadvisory fee from the advisory fee it receives from the Subadvised Fund. These subadvisory fees do not constitute an additional fee to you, the shareholder. To learn more about these subadvisory fees, please consult the Statement of Additional Information.
2	The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Fund as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.

Portfolio Management

This section provides information about the portfolio management for each of the Funds. The Statement of Additional Information for the Funds provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Funds.

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Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund and Thrivent Moderately Conservative Allocation Fund

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio managers of these Funds since their inception in 2005. Mr. Swansen joined Thrivent Financial in 2003 and is the Chief Investment Officer of Thrivent Asset Mgt. and Thrivent Financial and serves as the team leader. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999.

Thrivent Growth and Income Plus Fund

Stephen D. Lowe, CFA has been a portfolio manager of the Fund since 2013. Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA have served as portfolio managers of the Fund since 2015. Mr. Lowe has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as an equity portfolio manager since 2003.

Thrivent Balanced Income Plus Fund

Darren M. Bagwell, CFA has served as a portfolio manager of the Fund since 2005. Stephen D. Lowe, CFA, has served as a portfolio manager of the Fund since 2013. Mark L. Simenstad, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA have served as portfolio managers of the Fund since 2015. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research. Mr. Lowe has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as an equity portfolio manager since 2003.

Thrivent Diversified Income Plus Fund

Mark L. Simenstad, CFA has served as a portfolio manager of the Fund since 2006. Stephen D. Lowe, CFA, Darren M. Bagwell, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA have served as portfolio managers of the Fund since 2015. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Lowe has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as an equity portfolio manager since 2003.

Thrivent Opportunity Income Plus Fund

Michael G. Landreville, CFA, CPA (inactive) has served as a portfolio manager of the Fund since 2002. Gregory R. Anderson, CFA, CPA (inactive) has served as a portfolio manager of the Fund since 2005. Conrad E. Smith, CFA has served as portfolio manager of the Fund since 2013. Paul J. Ocenasek, CFA and Kent L. White, CFA have served as portfolio managers of the Fund since 2015. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998. Mr. Smith has been with Thrivent Financial since 2004 and also manages the leveraged loan portfolio and the high yield bond portfolio of Thrivent Financial’s general account. Mr. Ocenasek has been with Thrivent Financial since 1987 and has served in a portfolio management capacity since 1997. Mr. White is the Director of Investment Grade Research at Thrivent Financial and has been with the firm since 1999.

Thrivent Partner Emerging Markets Equity Fund

Thrivent Asset Mgt. has engaged Aberdeen Asset Managers Limited (“Aberdeen”), 10 Queens Terrace, Aberdeen, United Kingdom AB10 1YG, as investment subadviser of the Fund. Aberdeen is a subsidiary of Aberdeen Asset Management PLC (“Aberdeen PLC”), which was organized in 1983. Aberdeen PLC is the parent company of an asset management group managing approximately $     billion in assets as of December 31, 2015 for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients. Aberdeen uses a team-based approach, with the following team members being primarily responsible for day-to-day management of the Fund. Devan Kaloo has been with Aberdeen since 2000. He is the Head of Global Emerging Markets; he formerly served as a senior investment manager on Aberdeen’s Asian Equity team. Joanne Irvine is the Head of Emerging Markets (ex-Asia) and has been with Aberdeen since 1996. Mark Gordon-James, CFA, is a Senior Investment Manager and has been with Aberdeen since 2004. Fiona Manning, CFA, is a Senior Investment Manager and has been with Aberdeen since 2005. Hugh Young is Head of Asian Equities and has been with Aberdeen since 1985.

Thrivent Small Cap Stock Fund

Matthew D. Finn, CFA has served as lead portfolio manager of the Fund since 2013. James M. Tinucci, CFA has served as the associate portfolio manager of the Fund since 2015. Mr. Finn has been a portfolio manager at Thrivent Financial since 2004, when he joined the firm. Mr. Tinucci has been with Thrivent Financial since 2014, and previously held various positions at Thrivent Financial from 2007 to 2012. Prior to rejoining Thrivent Financial, Mr. Tinucci was a manager at Deloitte Consulting.

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Thrivent Mid Cap Stock Fund

Brian J. Flanagan, CFA has been a portfolio manager of the Fund since 2004. He has been with Thrivent Financial since 1994 and a portfolio manager since 2000.

Thrivent Partner Worldwide Allocation Fund

Thrivent Asset Mgt. has engaged Mercator Asset Management, LP (“Mercator”), 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486; Principal Global Investors, LLC (“Principal”), 801 Grand Avenue, Des Moines, Iowa 50392; Aberdeen; and Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282-2198, as investment subadvisers for the Fund.

Mercator was founded in 1984 and manages international equity funds for institutional clients, including retirement plans, endowments, and foundations. As of December 31, 2015, Mercator managed approximately $     billion in assets. James E. Chaney serves as portfolio manager for the Mercator portion of the Fund. Mr. Chaney is a General Partner of Mercator and has been with Mercator since 2000.

Principal is a direct wholly owned subsidiary of Principal Life Insurance Company. Principal and its predecessor firms have subadvised mutual fund assets since 1969. Principal, together with its affiliated asset management companies, had approximately $     billion in assets under management as of December 31, 2015. Principal has an investment management team that has day-to-day responsibility for managing its portion of the Fund’s assets. Mark R. Nebelung, CFA and John Pihlblad, CFA have served as portfolio co-managers for the Principal portion of the Fund since 2010 and 2008, respectively. Paul Blankenhagen, CFA and Juliet Cohn have served as portfolio co-managers for the Principal portion of the Fund since 2015. Mr. Nebelung has co-portfolio management responsibilities of Principal’s international growth and global growth equity strategies and co-manages Principal’s Pan-Asian strategies. He has been with Principal since 1997. Mr. Pihlblad is a senior investment officer at Principal and led the development of Principal’s proprietary Global Research Platform. He has been with Principal since 2000. Mr. Blankenhagen is a co-portfolio manager for the international core, international diversified and international ADR equity portfolios at Principal. He joined the firm in 1992, has been a member of the international equity team since 1995, and was named a portfolio manager in 2000. Ms. Cohn is responsible for co-managing Principal’s European, International Core and Diversified International equity portfolios at Principal. She joined the firm in 2003 as a portfolio manager for European equities.

The same portfolio management team that manages Thrivent Partner Emerging Markets Equity Fund (described above) manages Aberdeen’s portion of the Fund.

GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. As of December 31, 2015, GSAM, including its investment advisory affiliates, had assets under management approximately of $     million. GSAM uses its Quantitative Investment Strategies team (the “QIS” team) to manage the international small-and mid-cap equities of the Fund. GSAM uses its Emerging Market Debt and Fundamental Currency Team (the “EMD” team) to manage the emerging market debt assets of the Fund. Ron Hua is a Managing Director and is the Chief Investment Officer of Equity Alpha Strategies for GSAM’s QIS team. Mr. Hua joined GSAM as a partner in 2011, and oversees all research, portfolio management and trading for the QIS quantitative equity business. Prior to joining GSAM, Mr. Hua was the Chief Investment Officer and Head of Research for Equity Investments at PanAgora Asset Management from 2004 to 2011. Len Ioffe, Managing Director, joined the GSAM as an associate in 1995 and has been a portfolio manager since 1996. Osman Ali, Managing Director, joined GSAM in 2003 and has been a member of the research and portfolio management team within the QIS team since 2005. Takashi Suwabe is a Managing Director and is co-head of active equity research in the QIS team. Mr. Suwabe joined GSAM in 2004 and has been a member of the QIS team since 2009. Previously, Mr. Suwabe worked at Nomura Securities and Nomura Research Institute. Denis Suvorov, Vice President, joined GSAM in 2011 and has been a portfolio manager since 2011. Between 2007 and 2011 he was a portfolio manager at Numeric Investors, LLC. Samuel Finkelstein is a Managing Director, the Global Head of Macro Strategies and a member of the Fixed Income Strategy Group and Cross-Sector Strategy Team at GSAM. He is also the head of the EMD Team and the lead manager of GSAM’s portion of the Fund. Prior to joining the EMD Team in 2000, Mr. Finkelstein worked in the fixed-income risk and strategy group where he constructed portfolios and monitored risk exposure. He joined GSAM in 1997. Ricardo Penfold, Managing Director, joined GSAM in 2000.

David C. Francis, CFA, Vice President of Investment Equities of Thrivent Asset Mgt., serves as lead portfolio manager for the portion of the Fund’s assets allocated to U.S. securities. Mr. Francis has been with the Adviser since 2001.

Thrivent Large Cap Growth Fund

David C. Francis, CFA has served as portfolio manager of the Fund since 2011. Darren M. Bagwell, CFA has served as a portfolio manager of the Fund since 2014. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research.

Thrivent Large Cap Value Fund

Kurt J. Lauber, CFA has served as portfolio manager of the Fund since 2013. Mr. Lauber has been with Thrivent Financial since 2004 and previously served as an associate portfolio manager.

Thrivent Large Cap Stock Fund

David C. Francis, CFA and Kurt J. Lauber, CFA have served as portfolio managers of the Fund since 2011 and 2013, respectively. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Lauber has been with Thrivent Financial since 2004 and previously served as an associate portfolio manager.

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Thrivent High Yield Fund

Paul J. Ocenasek, CFA has served as portfolio manager of the Fund since 1997. He has been with Thrivent Financial since 1987 and, since 1997, has served as portfolio manager to other Thrivent mutual funds.

Thrivent Income Fund

Stephen D. Lowe, CFA has served as the portfolio manager of the Fund since 2009. He has also been a senior portfolio manager of the high yield portion of Thrivent Financial’s general account since 2005. Prior to this position, Mr. Lowe was, since 2004, a high yield research manager and, since 2002, an associate portfolio manager of the high yield portion of the general account. He has been with Thrivent Financial since 1997.

Thrivent Municipal Bond Fund

Janet I. Grangaard, CFA has served as portfolio manager of the Fund since 2002. She has been with Thrivent Financial since 1988 and has served as a portfolio manager since 1994.

Thrivent Government Bond Fund

Michael G. Landreville, CFA and CPA (inactive) has served as portfolio manager of the Fund since its inception in February 2010. He has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998.

Thrivent Limited Maturity Bond Fund

Gregory R. Anderson, CFA and Michael G. Landreville, CFA and CPA (inactive) have served as portfolio managers of the Fund since the respective years of 2005 and 1999. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998.

Thrivent Money Market Fund

William D. Stouten has served as portfolio manager of the Fund since 2003. Prior to this position, he was a research analyst and trader for the Thrivent money market funds since 2001, when he joined Thrivent Financial.

Personal Securities Investments

Personnel of Thrivent Asset Mgt. and the subadvisers may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions. Transactions in securities that may be held by the Funds are permitted by Thrivent Asset Mgt., subject to compliance with applicable provisions under the applicable codes of ethics.

Trademarks

The S&P 500 Index, S&P Composite 1500 Index, and S&P North American Natural Resources Index are products of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by the Funds. Copyright © 2015 S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial Inc., and/or its affiliates. All rights reserved. Redistribution, reproduction and/or photocopying in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

None of the MSCI information contained in this prospectus is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data should not be taken as an indication or guarantee of any future performance. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

“Russell 1000® Growth Index,” “Russell 1000 Value Index,” “Russell 2000 Index,” “Russell 2000 Growth Index,” “Russell 2000 Value Index,” “Russell 3000 Index,” “Russell Midcap Index,” “Russell Midcap Growth Index,” “Russell Midcap Value Index,” “Russell Developed Large Cap Index,” and “Russell Developed Index” are trademarks/service marks of the Frank Russell Company and have been licensed for use by Thrivent. Russell® is a trademark of the Frank Russell Company.

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Shareholder Information

HOW TO CONTACT US

Internet:

ThriventFunds.com

Telephone:

1-800-847-4836

New Applications:

Thrivent Mutual Funds

P.O. Box 219347

Kansas City, Missouri 64121-9347

Additional Investments:

Thrivent Mutual Funds

P.O. Box 219334

Kansas City, Missouri 64121-9334

Redemptions, Exchanges or Other Requests:

Thrivent Mutual Funds

P.O. Box 219348

Kansas City, Missouri 64121-9348

Express Mail:

Thrivent Mutual Funds

330 West 9th Street

Kansas City, Missouri 64105

Fax:

1-866-278-8363

Wire Transfer Instructions:

State Street Corp.

225 Franklin Street

Boston, MA 02101

ABA #011000028

Account #4195-538-6

Credit:

Thrivent Financial Investor Services Inc. as Agent for the benefit of Thrivent Mutual Funds

Further Credit:

[Name of the Fund]

[Shareholder Account Number]

[Shareholder Registration/Name]

Pricing Funds’ Shares

The price of a Fund’s shares is based on the Fund’s net asset value (“NAV”). Each Fund determines the NAV for a particular class of shares once daily at the close of trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The price at which you purchase or redeem shares of the Funds is based on the next calculation of the NAV after the Funds receive your purchase or redemption request.

Thrivent Money Market Fund seeks to maintain a stable $1.00 NAV, pursuant to procedures established by the Board of Trustees for the Funds, and utilizes the amortized cost method. Valuing securities held by Thrivent Money Market Fund on the basis of amortized cost (which approximates market value) involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method is explained further in the Statement of Additional Information.

Each other Fund determines the NAV for a particular class by dividing the total Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other Funds generally value their securities at current market value using readily available market prices. If market prices are not available or if the Adviser determines that they do not accurately reflect fair value for a security, the Board of Trustees has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes a review of various factors set forth in the pricing policies adopted by the Board of Trustees. For any portion of a Fund’s assets that are invested in other mutual funds, the NAV is calculated based upon the NAV of the mutual funds in which the Fund invests, and the prospectuses for those mutual funds explain the circumstances under which they will use fair value pricing and the effects of such a valuation.

Because many foreign markets close before the U.S. markets, significant events may occur between the close of the foreign market and the close of the U.S. markets, when the Fund’s assets are valued, that could have a material impact on the valuation of foreign securities (i.e., available price quotations for these securities may not necessarily reflect the occurrence of the significant event). The Funds, subject to oversight by the Board of Trustees, evaluate the impact of these significant events and adjust the valuation of

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foreign securities to reflect the fair value as of the close of the U.S. markets to the extent that the available price quotations do not, in the Adviser’s opinion, adequately reflect the occurrence of the significant events. For more information about how the Funds discourage abusive trading practices (including those that may attempt to take advantage of significant events, the occurrence of which are not necessarily reflected in available price quotations of foreign securities), please see the section entitled “Frequent Trading Policies and Monitoring Processes” in this Prospectus.

Class S Shares

Thrivent Mutual Funds has adopted a system of multiple classes of shares for each of the Funds. There is no sales load imposed in connection with the purchase of Class S shares and such shares are not subject to any Rule 12b-1 fee. Because the sales charges and expenses vary between the Class A shares and Class S shares, performance will vary with respect to each class. A copy of the Class A prospectus may be obtained by writing to the Fund, calling toll free (800) THRIVENT (847-4836), or downloading it from our website (ThriventFunds.com).

You may purchase Class S shares directly from Thrivent Mutual Funds at our website, ThriventFunds.com. You may also purchase Class S shares through a broker-dealer who has entered into a selling agreement with the Funds’ principal underwriter. Class S shares may be sold through a broker-dealer’s fee-based investment advisory programs or, effective February 16, 2016, may be subject to an account service fee imposed by the broker-dealer. Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund and Thrivent Moderately Conservative Allocation Fund are not available to participants in Thrivent Investment Management’s fee-based investment advisory programs.

Class S shares are not available to 403(b), 401(k), Defined Benefit, Deferred Compensation, Profit Sharing, Money Purchase and Money Purchase Pension plans and participants.

Buying Shares

Opening an Account

You must open an account for each Fund that you want to purchase. Generally, you can purchase multiple Funds under one account registration. If you are eligible to purchase Class S shares and you would like the assistance of a Thrivent Investment Management financial representative to help you open a new account, but you do not know the name of your representative, please call the Thrivent Mutual Funds Interaction Center (“Interaction Center”) at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship or partnership, additional documentation may be necessary. Your ability to transfer Fund shares to another broker-dealer is limited to those broker-dealers with whom Thrivent Distributors, LLC maintains a selling agreement. Shares of each Fund are only sold in U.S. Jurisdictions.

Required Minimum Investments

REGULAR ACCOUNT	INITIAL PURCHASE	ADDITIONAL PURCHASES
All Funds except Thrivent Money Market Fund and Thrivent Limited Maturity Bond Fund	$2,000	$50
Thrivent Money Market Fund	$1,000	$100
Thrivent Limited Maturity Bond Fund	$2,000	$100

IRA OR TAX-DEFERRED PLAN
All funds except Thrivent Money Market Fund and Thrivent Limited Maturity Bond Fund	$1,000	$50
Thrivent Money Market Fund and Thrivent Limited Maturity Bond Fund	$1,000	$100

EMPLOYER SPONSORED QUALIFIED PLANS	NO MINIMUM REQUIREMENT
AUTOMATIC INVESTMENT PLAN	MINIMUM MONTHLY AMOUNT PER FUND ACCOUNT NUMBER
All funds except Thrivent Money Market Fund and Thrivent Limited Maturity Bond Fund	$50
Thriven Money Market Fund and Thrivent Limited Maturity Bond Fund	$100

Please note that these minimums are not applicable to investors in certain fee-based investment advisory programs.

Shares of the Funds are issued on days on which the New York Stock Exchange (“NYSE”) is open, which generally are weekdays other than national holidays. Your order will be considered received when your check or other payment is received in good order. Good order means that your instructions and any required payment have been received by the transfer agent in the form required by the Funds, including the name of the Fund, the account number, the amount of the transaction, and all required signatures. Orders received by the transfer agent in good order before the close of trading on the NYSE (generally 4:00 pm Eastern time) will be processed at the NAV calculated that day. The Fund, its transfer agent, or any other authorized Fund agent may, in its sole discretion, determine whether any particular transaction request is in good order and reserves the right to change or waive any good order requirement at any time.

Purchase Policies

Your payment must be in U.S. dollars drawn on a U.S. bank. Thrivent Mutual Funds does not accept cash, traveler’s checks, credit card courtesy checks or most third-party and starter checks. If you purchase shares by check, electronic funds transfer (other than bank wire) or automatic investment plan and you elect to

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redeem those shares soon after their purchase, the Funds may postpone paying the redemption proceeds until your payment has cleared, which could take up to 10 days or more from the date of purchase. You may also be required to submit additional paperwork to redeem shares for which payment has not yet cleared.

The Funds reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

Initial Purchases

Initial share purchases may be made in any of the following ways:

•	Through a Thrivent Investment Management financial representative;
•	By mail;
•	By telephone;
•	By the Internet; or
•	By wire/ACH transfer

During periods of extreme volume caused by dramatic economic or stock market changes or due to unforeseen technology issues, it is possible that shareholders may have difficulty reaching the Interaction Center by phone or Internet for short periods of time.

Initial Purchases by Mail

(See Address under “HOW TO CONTACT US.”)

To buy shares of the Funds by mail:

•	Complete and submit your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.
•	Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to “Thrivent Mutual Funds.”

Initial Purchases by Telephone

To buy initial shares of the Funds by telephone, please note the following:

•	Complete all of the bank information required on the application so that you may call the Fund to withdraw money from your bank checking or savings account to make your investment.
•	This privilege may not be available on certain accounts.

Initial Purchases by Internet

To buy initial shares of the Funds by the Internet, please note the following:

•

Complete your application on-line, or complete your application and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.

•	Complete all of the bank information required on the application so that you may contact the Fund to withdraw money from your bank checking or savings account to make your investment.
•	A User ID is required prior to authorizing such transactions.
•	This privilege may not be available on certain accounts.

Initial Purchases by Wire Transfer

To buy initial shares of the Funds by wire transfer, please note the following:

•	Your bank must be a member of, or have a corresponding relationship with a member of, or use the Federal Reserve System.
•	Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.
•	Instruct your bank to wire transfer the funds. (See Wire Transfer Instructions under “HOW TO CONTACT US.”)
•

Thrivent Mutual Funds and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Purchases by Employer Sponsored Qualified Plans and IRAs or Other Tax-Deferred Plans

For SEP and SIMPLE plans, while there is no required minimum investment amount for purchases, we reserve the right to limit purchases to a single Fund until a minimum of $1,000 is achieved. In addition, the required minimum investment on a purchase for IRAs or other Tax-Deferred Plans as disclosed above in “Required Minimum Investments,” may be waived.

Additional Purchases

You may purchase additional shares in any of the following ways:

•	Through a Thrivent Investment Management financial representative;
•	By mail;
•	By telephone;
•	By the Internet;
•	By wire/ACH transfer; or
•	Through the Automatic Investment Plan.

During periods of extreme volume caused by dramatic economic or stock market changes or due to unforeseen technology issues, it is possible that shareholders may have difficulty reaching the Interaction Center by phone or Internet for short periods of time.

Additional Purchases by Mail

(See Address under “HOW TO CONTACT US.”)

To make additional purchases by mail, make your check payable to the specific Fund in which you are investing. If more than one Fund, make your check payable to Thrivent Mutual Funds. Please indicate your Fund account number on the face of your check. If you have more than one account, always verify that you are investing in the proper account. This will help ensure the proper handling of the transaction.

Additional Purchases by Telephone

Before you can buy additional shares by telephone, you may be required to select the Request for Telephone Purchase option on the application, or subsequently in writing, and submit additional documents. Once you have requested that this option be set up on your account, you can call the Interaction Center at (800) THRIVENT (847-4836) and the Fund will withdraw money from your bank checking or savings account to make your investment.

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The Funds have implemented procedures designed to reasonably ensure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information and supplying transaction verification information. Please note, however, that the Funds will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, the Funds may rely on the instructions of any one account owner. This privilege may not be available on all accounts.

Additional Purchases by the Internet

You may purchase additional shares within your Fund accounts over the Internet. A User ID and Password is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on all accounts.

Additional Purchases by Wire Transfer

•

You may make additional purchases in an existing Fund account by wire transfer. In order to buy shares of the Funds by wire transfer, your bank must be a member, or have a corresponding relationship with a member, of the Federal Reserve System. This privilege may not be available on all accounts.

•	Instruct your bank to wire transfer the funds. (See Wire Transfer Instructions under “HOW TO CONTACT US.”)
•

Thrivent Mutual Funds and its transfer agent are not res-ponsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Automatic Investment Plans

The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds’ automatic investment plans, you may implement a strategy called dollar cost averaging. Dollar cost averaging involves investing a fixed amount of money at regular intervals. When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high. Dollar cost averaging does not ensure a profit or protect against a loss during declining markets.

For further information regarding any of the following automatic investment plans, contact your Thrivent Investment Management financial representative or the Interaction Center at (800) THRIVENT (847-4836).

Automatic Purchase Plan

The Funds’ Automatic Purchase Plan allows you to make regular additional investments in an existing Fund account. Under this plan, the Funds will withdraw from an investor’s bank checking or savings account in the amount specified (subject to the required minimum investments) on specified dates. The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draw. To use this plan, you must authorize the plan on your application form, or subsequently in writing, and may be required to submit additional documents. This privilege may not be available on all accounts.

Automatic Payroll Deduction Savings and Investment Plan

The payroll deduction savings and investment plan allows employees, Social Security recipients, federal employees and military personnel to invest in the Funds through direct deduction from their paychecks or commission checks. For information about how to instruct another institution to send payroll deduction amounts to your mutual fund account, contact the Interaction Center at (800) THRIVENT (847-4836).

Retirement Plans

Certain types of individual and employer-sponsored retirement plans may be established with assets invested in Thrivent Mutual Funds. These accounts may offer you tax advantages. You should consult your attorney and/or tax advisor before you establish a retirement plan. Additional fees may apply to some retirement accounts. Please review plan documents and/or custodial account agreements for more information. Your Thrivent Investment Management financial representative can provide you with the materials, documents and forms you need for establishing your retirement plan. Please note, however, that each Fund reserves the right to not make its shares available to certain retirement plan accounts.

Redeeming Shares

When the transfer agent receives your redemption request in good order, the Fund will redeem available shares at the next calculation of the Fund’s NAV. Orders received by the transfer agent in good order before the close of trading on the NYSE (generally 4 p.m. Eastern time) will be processed at the NAV calculated that day.

The right to redeem shares may be suspended or payment upon redemption may be delayed for more than seven days only (i) for any period during which trading on the NYSE is restricted as determined by the SEC or during which the NYSE is closed (other than customary weekend and holiday closings), (ii) for any period during which an emergency exists, as defined by the SEC, as a result of which disposal of portfolio securities or determination of the net asset value of the Funds is not reasonably practicable, and (iii) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund. If you purchase shares by check, electronic funds transfer (other than bank wire) or automatic investment plan and you elect to redeem those shares soon after their purchase, a Fund may delay paying the redemption proceeds until your payment has cleared, which could take up to 10 days or more from the date of purchase. You may also be required to submit additional paperwork to redeem shares for which payment has not yet cleared.

If an account has multiple owners, the Fund may rely on the instructions of any one account owner to redeem shares. If shares are held in the name of certain types of accounts such as a corporation, trust, estate, custodianship, guardianship, or partnership, additional documentation may be necessary.

You must have a Medallion Signature Guarantee if you want to sell shares with a value of $500,000 or more. A Medallion Signature Guarantee is a stamp provided by a financial institution that

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verifies your signature. You endorse the applicable form and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion Signature Guarantee Program. A Medallion Signature Guarantee may generally be obtained at any national bank or brokerage firm. We may waive the Medallion Signature Guarantee requirement in limited instances. The Funds do not accept Medallion Signature Guarantees by fax.

A written redemption request between $100,000 and $499,999.99 requires one of the following three procedures:

•	Your notarized signature;
•	An attestation of your signature by a Thrivent registered representative; or
•	A Medallion Signature Guarantee.

We may waive these requirements in limited instances.

One of these three procedures would also be required for:

•	Requests to send redemption proceeds to an address other than the one listed on the account;
•	Requests to wire funds or directly deposit funds to a bank account with a bank name registration different than the bank name of the account;
•	Requests to make redemption proceeds payable to someone other than the current owner; and
•	Requests to sell shares if there has been a change of address on the account within the preceding 15 days.

If you have any questions regarding the foregoing, please contact your Thrivent registered representative or the Interaction Center at (800) THRIVENT (847-4836).

Please note that an additional fee of $12.50 will be assessed for a redemption delivered by weekday overnight mail and a fee of $20 will be assessed for a redemption delivered by overnight mail for Saturday delivery. In addition, if you request a redemption by wire transfer, a fee of up to $50 may be assessed. These fees will be satisfied by the redemption of account shares.

A Fund will mail payment proceeds within seven days following receipt of all required documents. A mailing may be delayed if the Fund is waiting for your purchase to clear.

During periods of extreme volume caused by dramatic economic or stock market changes or due to unforeseen technology issues, it is possible that shareholders may have difficulty reaching the Interaction Center by phone or Internet for short periods of time.

You may redeem shares in any of the following ways:

•	Through a Thrivent Investment Management financial representative;
•	By mail;
•	By telephone;
•	By the Internet;
•	By wire/ACH transfer; or
•	Through the Systematic Withdrawal Plan.

Redemptions from certain accounts may be subject to additional plan provisions.

Redemptions by Mail

(See Address under “HOW TO CONTACT US.”)

Complete a Thrivent redemption form. You may obtain this form by contacting your Thrivent Investment Management financial representative or the Interaction Center or by downloading the form on ThriventFunds.com. As an alternative, you may prepare a written request including the following information:

•	Name(s) of the account owner(s);
•	Your account number;
•	The name of the Fund(s) whose shares are being redeemed;
•	Dollar amount or number of shares you wish to redeem; and
•	Signature of authorized signer(s).

Submit your redemption request by mail or fax.

Redemptions by Telephone

The privilege to redeem shares by telephone is automatically extended to most shareholder accounts, unless the option is specifically declined on your application. Certain accounts are not extended this privilege. If you do not want the telephone redemption option, please call the Interaction Center at (800) THRIVENT (847-4836). By accepting this privilege, you assume some risks for unauthorized transactions.

Telephone redemption checks will be issued to the same payee(s) as the account registration and sent to the address of record.

Telephone redemptions are not allowed if, among other examples:

•	You have not expressly selected the option to permit telephone or Internet redemptions;
•	There has been a change of address in the preceding 15 days; or
•	The request is for $500,000 or more.

Redemptions by the Internet

To redeem shares from your accounts over the Internet, a User ID and Password is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on all accounts.

Internet redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record.

Internet redemptions are not allowed if, among other examples:

•	You have not expressly selected the option to permit telephone or Internet redemptions;
•	There has been a change of address in the preceding 15 days; or
•	The request is for $500,000 or more.

Redemptions by Wire Transfer

To redeem shares by wire transfer, your bank must be a member, or have a corresponding relationship with a member, of the Federal Reserve System. A fee of up to $50 may be assessed for redemptions by wire. Other restrictions may apply if Thrivent Mutual Funds does not already have information related to your bank account. This privilege may not be available on certain accounts.

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Automatic Redemption Plan

The Automatic Redemption Plan allows you to have money automatically withdrawn from your Fund account(s) on a regular basis. The plan allows you to receive funds or direct payments at regular intervals. The following rules and/or guidelines apply:

•	You need a minimum of $5,000 in your account to start the plan.
•	To stop or change your plan, please notify Thrivent Mutual Funds 10 days prior to the next withdrawal.
•	This privilege may not be available on all accounts.

Thrivent Money Market Fund Checks

Effective February 16, 2016, the checkwriting feature is not available to be added to a Class S share account and additional checks are not available. We may discontinue the checkwriting feature with notice to current shareholders.

Exchanging Shares Between Funds

You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds. You may make exchanges by using the options described in this section or by using the automatic exchange plan, which allows you to make exchanges on a regular basis. All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. All exchanges will be based on the NAV of shares you are exchanging and acquiring and will be subject to the minimum investment requirements.

There are no exchange privileges between Class S shares and Class A shares.

The Funds reserve the right to terminate the exchange privilege of any shareholder who is believed to be engaging in abusive trading activity, as discussed in “Abusive Trading Policy and Monitoring Process.” Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds’ Trustees determine that continuing the privilege may be detrimental to shareholders. If the exchange policies are materially modified or terminated, the Fund will give you at least 60 days’ prior notice.

You may receive more information about making exchanges between Funds by contacting your Thrivent Investment Management financial representative or the Interaction Center. Orders received by the transfer agent in good order before the close of trading on the NYSE (generally 4:00 p.m. Eastern time) will be processed at the NAV calculated that day.

During periods of extreme volume caused by dramatic economic or stock market changes or due to unforeseen technology issues, shareholders may have difficulty reaching the Interaction Center by phone or Internet for short periods of time.

You may exchange funds in any of the following ways:

•	Through a Thrivent Investment Management financial representative;
•	By mail;
•	By telephone;
•	By the Internet; or
•	By the Automatic Exchange Plan.

Exchanges by Mail

Complete a Thrivent exchange form. You may obtain this form by contacting your Thrivent Investment Management financial representative or the Interaction Center. As an alternative, you may prepare a written request including the following information:

•	Name(s) of the account owner(s);
•	Your Fund(s) and account number(s);
•	Dollar or share amount you wish to exchange;
•	The name of the Fund(s) and account number(s) you are exchanging into; and
•	Signatures of all account owners.

Exchanges by Telephone

The privilege to exchange shares by telephone is automatically extended to most accounts, unless the option is specifically declined on your application. This privilege may not be available on all accounts. If you do not want the telephone exchange option, please call the Interaction Center at (800) THRIVENT (847-4836). By accepting this privilege, you assume some risks for unauthorized transactions.

Exchanges by the Internet

To exchange shares within your Fund accounts over the Internet, a User ID and Password is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on all accounts.

Automatic Exchange Plans

The Automatic Exchange Plan allows you to exchange shares on a regular basis. The plan allows you to exchange funds at regular intervals, on dates you select, between the different funds of the Thrivent Mutual Funds. To start the plan, you will, in most cases, be required to complete paperwork.

To stop or change your plan, please notify Thrivent Mutual Funds 10 days prior to the next exchange date.

For further instructions on how to start, stop, or make changes to the plan, call the Interaction Center at (800) THRIVENT (847-4836), or notify the Fund in writing.

Transaction Confirmations

Typically, you will receive written confirmation of your transactions within five business days following the date of your transaction. You will receive confirmation of check writing transactions in Thrivent Money Market Fund monthly. You will receive confirmation of certain purchases and sales at least quarterly, including purchases under an automatic investment plan, purchases under an automatic exchange election, purchases of shares from reinvested dividends and/or capital gains, and automatic redemptions. You also can check your account activity at any time on ThriventFunds.com.

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Accounts with Low Balances

Due to the high cost to shareholders of maintaining accounts with low balances, a Fund may, by redeeming account shares, charge an annual fee of $12 (a “small account/low balance fee”) if the value of shares in the account falls to an amount of $2,000 or less (or $500 for Thrivent Money Market Fund) in the case of a non-qualified account, and $1,000 or less (or $500 for Thrivent Money Market Fund) in the case of a qualified account. The small account/low balance fee may be waived for certain accounts (e.g. certain retirement plans and investors in certain fee-based investment advisory programs). Small account/low balance fees will be automatically deducted from your account once each year. Alternatively, your account could be closed (rather than assessing an annual small account/low balance fee) by redeeming the shares in your account. Before your account is closed however, you will be notified in writing and allowed 60 days to purchased additional shares. If additional shares are not purchased, any such close-out redemption may be at a time that is not favorable to you.

Frequent Trading Policies and Monitoring Processes

Because short-term or excessive trading in Fund shares may disrupt management of a Fund and increase Fund expenses, the Funds place certain limits on frequent trading in the Funds. Except with respect to systematic purchases and redemptions, transactions solely in your Thrivent Money Market Fund, omnibus accounts and other specifically approved accounts, the Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. The Board of Trustees of the Funds has adopted the policy set forth below to deter frequent trading activity.

Several different tactics are used to reduce the frequency and effect that frequent trading can have on the Funds. The Funds may use a combination of monitoring shareholder activity and restricting shareholder transactions on certain accounts to combat such trading practices. The Funds’ use of effective fair value pricing procedures also reduces the opportunities for short term traders, especially for the Funds with securities that pose more frequent pricing challenges, such as international securities, high yield securities, and other securities whose market prices may not accurately reflect their fair value (see “Pricing Funds’ Shares”).

When monitoring shareholder activity, the Funds may consider several factors to evaluate shareholder activity including, but not limited to, the amount and frequency of transactions, the amount of time between purchases and redemptions (including exchanges), trading patterns, and total assets in the Funds that are purchased and redeemed. In making this evaluation, the Funds may consider trading in multiple accounts under common ownership or control. The Funds reserve the right, in their sole discretion, to consider other relevant factors when monitoring shareholder activity.

If a shareholder is believed to be engaging in frequent trading activity, the Funds may request the shareholder to cease such activity, restrict the frequency and number of exchanges allowed on an account, or take other action as the Funds deem necessary to limit or restrict the account privileges to the shareholder. The Funds may also reject or cancel any purchase request, including the purchase side of an exchange, without notice for any reason. If it becomes necessary to cancel a transaction of a shareholder whose account has been restricted, the Funds will promptly reverse the exchange or (if the purchase request is not associated with an exchange) refund the full purchase price to the shareholder.

Although the Funds seek to deter frequent trading practices, there are no guarantees that all activity can be detected or prevented. Shareholders engaging in such trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify all frequent trading activity. Omnibus accounts like those maintained by brokers and retirement plans aggregate purchases and redemptions for multiple investors whose identities may not be known to the Funds. The Funds monitor aggregate trading activity of the omnibus accounts, and if suspicious activity is detected, the Funds will contact the intermediary associated with the account to determine if short-term or excessive trading has occurred. If the Funds believe that its frequent trading policy has been violated, it will ask the intermediary to impose restrictions on excessive trades. However, the financial intermediary associated with the omnibus account may be limited in its ability to restrict trading practices of its clients.

In addition, transactions by certain institutional accounts, asset allocation programs and Funds in other Funds may be exempt from the policies discussed above, subject to approval by designated persons at Thrivent Financial. The Statement of Additional Information includes a description of arrangements permitting frequent purchases and redemptions of Fund shares.

Disclosure of Fund Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Statement of Additional Information for the Funds and at ThriventFunds.com.

Standing Allocation Order

The Thrivent Asset Allocation Funds purchase and redeem shares of the other Funds (the “Underlying Funds”) each business day pursuant to a standing allocation order (the “Allocation Order”). The Allocation Order provides daily instructions for how a purchase or redemption order by a Thrivent Asset Allocation Fund should be allocated among the Underlying Funds. Each day, pursuant to the Allocation Order, a Thrivent Asset Allocation Fund will purchase or redeem shares of the relevant Underlying Funds at the NAV for the Underlying Fund calculated that day. Any modification to the daily instruction provided by the Allocation Order must be before the close of trading on the NYSE.

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Distributions

Dividends

Dividends of the Funds, if any, are generally declared and paid as follows:

Declared Daily and Paid Monthly

• Thrivent High Yield Fund

• Thrivent Municipal Bond Fund

• Thrivent Income Fund

• Thrivent Opportunity Income Plus Fund

• Thrivent Government Bond Fund

• Thrivent Limited Maturity Bond Fund

• Thrivent Money Market Fund

Declared Monthly and Paid Monthly	• Thrivent Diversified Income Plus Fund

Declared and Paid Quarterly	• Thrivent Moderate Allocation Fund • Thrivent Moderately Conservative Allocation Fund • Thrivent Growth and Income Plus Fund • Thrivent Balanced Income Plus Fund

Declared and Paid Annually

• Thrivent Aggressive Allocation Fund

• Thrivent Moderately Aggressive Allocation Fund

• Thrivent Partner Emerging Markets Equity Fund

• Thrivent Small Cap Stock Fund

• Thrivent Mid Cap Stock Fund

• Thrivent Partner Worldwide Allocation Fund

• Thrivent Large Cap Growth Fund

• Thrivent Large Cap Value Fund

• Thrivent Large Cap Stock Fund

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by the Fund.

Capital Gains

Capital gains distributions, if any, usually will be declared and paid in December for the prior twelve-month period ending October 31, except for Thrivent Growth and Income Plus Fund and Thrivent Diversified Income Plus Fund which are for the prior twelve-month period ending December 31.

Distribution Options

When completing your application, you may select one of the following options for dividends and capital gains distributions. Notify Thrivent of a change in your distribution option 10 days before the record date of the dividend or distribution.

•

Full Reinvestment. Distributions from a Fund will be reinvested in additional shares of the same class of that Fund. This option will be selected automatically unless one of the other options is specified.

•	Full Reinvestment in a Different Fund. You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within the Thrivent Mutual Funds.

•	Part Cash and Part Reinvestment. You may request to have part of your distributions paid in cash and part of your distributions reinvested in additional shares of the same class of the Fund.

•	All Cash. Distributions will be paid in cash. You may choose to send your distributions directly to your bank account or request to have a check sent to you.

The Fund reserves the right to automatically reinvest any distributions into your account that are less than $10.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

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Taxes

General

The Funds intend to make distributions that may be taxed as ordinary income or taxable gains. In general, any net investment income and short-term capital gain distributions you receive from a Fund are taxable as ordinary income. To the extent a Fund receives and distributes qualified dividend income, you may be eligible for a tax rate lower than that on other ordinary income distributions. Distributions of other net capital gains by the Fund are generally taxable as capital gains—in most cases, at different rates from those that apply to ordinary income. In addition, there is a possibility that some of the distributions from Thrivent Growth and Income Plus Fund and Thrivent Diversified Income Plus Fund may be classified as return of capital.

The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the Fund securities it sold. It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

Every year, the Funds will send you a statement detailing the tax status amount of qualified dividends, ordinary income and capital gains distributed to you for the previous year. The tax statement for all Funds except Thrivent Growth and Income Plus Fund and Thrivent Diversified Income Plus Fund will be mailed in January. The REIT investments of Thrivent Growth and Income Plus Fund and Thrivent Diversified Income Plus Fund do not provide complete tax information until after the calendar year-end. Consequently, Thrivent Growth and Income Plus Fund and Thrivent Diversified Income Plus Fund expect to send your tax statement in late February.

The sale of shares in your account may produce a gain or loss, which may be a taxable event. For tax purposes, an exchange between Funds is the same as a sale.

For Fund shares purchased on or after January 1, 2012 through 1099-B reportable accounts (“covered shares”), the Fund (other than the Money Market Fund) tracks the cost basis of these shares pursuant to your cost basis election (e.g., average cost; last-in, first-out (LIFO)). In the event that you do not elect a particular method, the average cost method will be used on your covered shares. When you redeem your covered shares, the Fund will provide you with a tax statement indicating your capital gains or losses, if any, on the redemption of covered shares during the applicable tax period and will also report this information to the Internal Revenue Service. You are required to use this provided information when filling out your Federal tax return. For more information about the Funds’ practices regarding cost basis, please visit Thrivent.com or ThriventFunds.com.

Retirement Plans

Pre-tax contributions to traditional/SEP/SIMPLE IRAs, and tax-qualified retirement plans are taxable upon withdrawal. Investment earnings inside traditional/SEP/SIMPLE IRAs, and tax-qualified retirement plans accumulate on a tax-deferred basis and are taxable upon withdrawal. The investment earnings portion of any “non-qualified” Roth IRA withdrawal is also taxable upon withdrawal. If you have any questions regarding your tax status, please consult with a tax professional.

Back-Up Withholding

By law, the Funds must withhold 28% of your distributions and proceeds as a prepayment of federal income tax if you have not provided complete, correct taxpayer information. In addition, to the extent that a Fund invests less than 50% of its total assets in municipal bonds, income generated from those bonds and distributed to Fund shareholders would generally be subject to federal income tax.

Thrivent Partner Worldwide Allocation Fund and Thrivent Partner Emerging Markets Equity Fund

Foreign investments pose special tax issues for this Fund and its shareholders. For example, certain gains and losses from currency fluctuations may be taxable as ordinary income. Also, certain foreign countries withhold taxes on some interest and dividends that otherwise would be payable to this Fund. If the amount withheld is material, this Fund may elect to pass through a credit to shareholders.

Thrivent Municipal Bond Fund

Dividend distributions from the Thrivent Municipal Bond Fund, when not held in an IRA are generally exempt from federal income tax. The Fund may, however, invest a portion of its assets in securities that generate income that is not exempt from federal income tax or securities that are subject to the alternative minimum tax. In addition, income of the Fund that is exempt from federal income tax may be subject to state and local income tax. Any capital gains distributed by Thrivent Municipal Bond Fund will be subject to federal and state taxes.

When held in an IRA, the Thrivent Municipal Bond Fund is treated like any other IRA investment – accumulating on a tax-deferred basis and taxable upon withdrawal. By electing to invest your IRA in the Thrivent Municipal Bond Fund, you are not able to take advantage of the federal tax exemption on any earnings (dividends and capital gains) upon withdrawal. Dividends and capital gains distributions from the Thrivent Municipal Bond Fund, when held in an IRA are reported as taxable income when received. Please consult with your tax professional for more information.

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Financial Highlights

The financial highlights tables for each of the Funds are intended to help you understand the Funds’ financial performance for the past five complete fiscal years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose reports, along with the Funds’ financial statements, are included in the Annual Reports to Shareholders for the fiscal year ended October 31, 2015 (for all Funds except Thrivent Growth and Income Plus Fund and Thrivent Diversified Income Plus Fund) and December 31, 2015 (Thrivent Growth and Income Plus Fund, and Thrivent Diversified Income Plus Fund), which are available upon request. The financial highlights should be read in conjuction with the financial statements and notes thereto.

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Thrivent Mutual Funds

Financial Highlights

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
AGGRESSIVE ALLOCATION FUND
Class S Shares
Year Ended 10/31/2015	$—	$—	$—	$—	$—	$—
Year Ended 10/31/2014	14.27	0.10	1.23	1.33	(0.16)	(0.54)
Year Ended 10/31/2013	11.64	0.12	2.75	2.87	(0.14)	(0.10)
Year Ended 10/31/2012	10.78	0.09	0.86	0.95	(0.09)	—
Year Ended 10/31/2011	10.43	0.11	0.33	0.44	(0.09)	—

MODERATELY AGGRESSIVE ALLOCATION FUND
Class S Shares
Year Ended 10/31/2015	—	—	—	—	—	—
Year Ended 10/31/2014	13.79	0.17	0.98	1.15	(0.20)	(0.45)
Year Ended 10/31/2013	11.73	0.20	2.17	2.37	(0.22)	(0.09)
Year Ended 10/31/2012	10.92	0.16	0.83	0.99	(0.18)	—
Year Ended 10/31/2011	10.72	0.20	0.18	0.38	(0.18)	—

MODERATE ALLOCATION FUND
Class S Shares
Year Ended 10/31/2015	—	—	—	—	—	—
Year Ended 10/31/2014	12.91	0.21	0.73	0.94	(0.24)	(0.32)
Year Ended 10/31/2013	11.57	0.22	1.49	1.71	(0.23)	(0.14)
Year Ended 10/31/2012	10.82	0.20	0.77	0.97	(0.21)	(0.01)
Year Ended 10/31/2011	10.69	0.26	0.13	0.39	(0.26)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

96

Thrivent Mutual Funds

Financial Highlights – continued

	RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$ —	$ —	—%	$ —	—%	—%	—%	—%	—%
(0.70)	14.90	9.73%	112.3	0.41%	0.70%	0.41%	0.70%	51%
(0.24)	14.27	25.11%	94.6	0.40%	0.96%	0.40%	0.96%	44%
(0.09)	11.64	8.94%	81.2	0.42%	0.73%	0.42%	0.73%	66%
(0.09)	10.78	4.16%	80.0	0.40%	1.01%	0.41%	1.00%	72%

—	—	—	—	—	—	—	—	—
(0.65)	14.29	8.73%	120.3	0.39%	1.22%	0.39%	1.22%	61%
(0.31)	13.79	20.66%	107.5	0.35%	1.50%	0.35%	1.50%	51%
(0.18)	11.73	9.29%	90.2	0.37%	1.39%	0.37%	1.39%	78%
(0.18)	10.92	3.55%	85.1	0.32%	1.82%	0.33%	1.81%	58%

—	—	—	—	—	—	—	—	—
(0.56)	13.29	7.56%	89.0	0.38%	1.62%	0.38%	1.62%	73%
(0.37)	12.91	15.18%	75.2	0.35%	1.83%	0.35%	1.83%	85%
(0.22)	11.57	9.05%	66.0	0.35%	1.83%	0.35%	1.83%	94%
(0.26)	10.82	3.62%	59.7	0.30%	2.36%	0.31%	2.35%	46%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

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Thrivent Mutual Funds

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital
MODERATELY CONSERVATIVE ALLOCATION FUND
Class S Shares
Year Ended 10/31/2015	$—	$—	$—	$—	$—	$—	$—
Year Ended 10/31/2014	12.01	0.24	0.48	0.72	(0.25)	(0.26)	—
Year Ended 10/31/2013	11.37	0.23	0.83	1.06	(0.23)	(0.19)	—
Year Ended 10/31/2012	10.78	0.22	0.65	0.87	(0.22)	(0.06)	—
Year Ended 10/31/2011	10.75	0.28	0.03	0.31	(0.28)	—	—

GROWTH AND INCOME PLUS FUND
Class S Shares
Period Ended 6/30/2015	—	—	—	—	—	—	—
Year Ended 12/31/2014	10.39	0.29	(0.05)	0.24	(0.23)	(0.35)	—
Year Ended 12/31/2013	9.60	0.44	1.61	2.05	(0.23)	(1.03)	—
Year Ended 12/31/2012	8.71	0.24	0.88	1.12	(0.23)	—	—
Year Ended 12/31/2011	9.08	0.16	(0.37)	(0.21)	(0.16)	—	—

BALANCED INCOME PLUS FUND
Class S Shares
Year Ended 10/31/2015	—	—	—	—	—	—	—
Year Ended 10/31/2014	14.19	0.30	0.70	1.00	(0.27)	(1.52)	—
Year Ended 10/31/2013	12.61	0.20	2.24	2.44	(0.20)	(0.66)	—
Year Ended 10/31/2012	12.09	0.19	0.82	1.01	(0.18)	(0.31)	—
Year Ended 10/31/2011	11.66	0.21	0.43	0.64	(0.21)	—	—

DIVERSIFIED INCOME PLUS FUND
Class S Shares
Period Ended 6/30/2015	—	—	—	—	—	—	—
Year Ended 12/31/2014	7.19	0.26	0.02	0.28	(0.25)	(0.18)	—
Year Ended 12/31/2013	6.77	0.26	0.46	0.72	(0.26)	(0.04)	—
Year Ended 12/31/2012	6.19	0.30	0.57	0.87	(0.29)	—	—
Year Ended 12/31/2011	6.36	0.29	(0.15)	0.14	(0.31)	—	—

OPPORTUNITY INCOME PLUS FUND
Class S Shares
Year Ended 10/31/2015	—	—	—	—	—	—	—
Year Ended 10/31/2014	10.32	0.39	0.05	0.44	(0.38)	—	—
Year Ended 10/31/2013	10.71	0.29	(0.40)	(0.11)	(0.28)	—	—
Year Ended 10/31/2012	10.19	0.30	0.51	0.81	(0.29)	—	—
Year Ended 10/31/2011	10.11	0.40	0.08	0.48	(0.40)	—	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

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Thrivent Mutual Funds

Financial Highlights – continued

	RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$ —	$ —	—%	$ —	—%	—%	—%	—%	—%
(0.51)	12.22	6.20%	32.3	0.44%	1.97%	0.44%	1.97%	140%
(0.42)	12.01	9.62%	31.7	0.41%	2.01%	0.41%	2.01%	166%
(0.28)	11.37	8.26%	28.0	0.41%	2.03%	0.41%	2.03%	145%
(0.28)	10.78	2.88%	22.4	0.33%	2.59%	0.33%	2.59%	46%

—	—	—	—	—	—	—	—	—
(0.58)	10.05	2.34%	1.8	0.80%	2.24%	1.12%	1.92%	167%
(1.26)	10.39	21.56%	2.3	0.80%	2.02%	0.92%	1.90%	162%
(0.23)	9.60	12.97%	35.3	0.80%	2.52%	0.94%	2.38%	164%
(0.16)	8.71	(2.35)%	30.6	0.80%	1.80%	0.94%	1.66%	193%

—	—	—	—	—	—	—	—	—
(1.79)	13.40	7.95%	54.9	0.66%	2.24%	0.66%	2.24%	124%
(0.86)	14.19	20.49%	54.7	0.66%	1.52%	0.67%	1.51%	236%
(0.49)	12.61	8.72%	49.9	0.66%	1.52%	0.67%	1.51%	197%
(0.21)	12.09	5.50%	52.7	0.65%	1.73%	0.65%	1.72%	211%

—	—	—	—	—	—	—	—	—
(0.43)	7.04	3.90%	116.2	0.69%	3.60%	0.69%	3.60%	137%
(0.30)	7.19	10.70%	107.5	0.70%	3.66%	0.70%	3.66%	155%
(0.29)	6.77	14.23%	54.2	0.72%	4.47%	0.72%	4.47%	153%
(0.31)	6.19	2.18%	17.4	0.74%	4.53%	0.74%	4.52%	126%

—	—	—	—	—	—	—	—	—
(0.38)	10.38	4.35%	113.1	0.64%	3.72%	0.64%	3.72%	169%
(0.28)	10.32	(1.04)%	24.8	0.53%	2.58%	0.55%	2.56%	387%
(0.29)	10.71	8.03%	37.0	0.53%	2.93%	0.54%	2.91%	355%
(0.40)	10.19	4.88%	56.5	0.52%	3.97%	0.53%	3.95%	333%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

99

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	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital
PARTNER EMERGING MARKETS EQUITY FUND
Class S Shares
Year Ended 10/31/2015	$—	$—	$—	$—	$—	$—	$—
Year Ended 10/31/2014	10.55	0.23	(1.16)	(0.93)	(0.15)	—	—
Year Ended 10/31/2013	10.27	0.12	0.26	0.38	—	(0.10)	—
Year Ended 10/31/2012(c)	10.00	0.02	0.25	0.27	—	—	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since fund inception, August 31, 2012.
*	All per share amounts have been rounded to the nearest cent.

100

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	RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$ —	$ —	—%	$ —	—%	—%	—%	—%	—%
(0.15)	9.47	(8.90)%	0.6	1.32%	1.64%	2.90%	0.06%	69%
(0.10)	10.55	3.65%	1.0	1.32%	1.12%	3.14%	(0.70)%	103%
—	10.27	2.70%	1.0	1.32%	0.89%	2.75%	(0.54)%	33%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

101

Thrivent Mutual Funds

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	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
SMALL CAP STOCK FUND
Class S Shares
Year Ended 10/31/2015	$—	$—	$—	$—	$—	$—
Year Ended 10/31/2014	20.98	0.05	2.04	2.09	—	(0.15)
Year Ended 10/31/2013	16.09	0.09	4.80	4.89	—	—
Year Ended 10/31/2012	14.96	0.05	1.08	1.13	—	—
Year Ended 10/31/2011	13.99	0.07	0.90	0.97	—	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

102

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	RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$ —	$ —	—%	$ —	—%	—%	—%	—%	—%
(0.15)	22.92	10.00%	90.8	0.75%	0.35%	0.75%	0.35%	56%
—	20.98	30.39%	80.2	0.76%	0.36%	0.76%	0.36%	66%
—	16.09	7.55%	63.4	0.77%	0.26%	0.77%	0.26%	91%
—	14.96	6.93%	60.3	0.76%	(0.05)%	0.76%	(0.05)%	99%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

103

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	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
MID CAP STOCK FUND
Class S Shares
Year Ended 10/31/2015	$—	$—	$—	$—	$—	$—
Year Ended 10/31/2014	22.09	0.22	3.31	3.53	(0.08)	—
Year Ended 10/31/2013	16.63	0.10	5.43	5.53	(0.07)	—
Year Ended 10/31/2012	15.43	0.07	1.13	1.20	—	—
Year Ended 10/31/2011	14.53	0.06	0.89	0.95	(0.05)	—

PARTNER WORLDWIDE ALLOCATION FUND
Class S Shares
Year Ended 10/31/2015	—	—	—	—	—	—
Year Ended 10/31/2014	10.36	0.21	(0.25)	(0.04)	(0.21)	—
Year Ended 10/31/2013	8.79	0.19	1.59	1.78	(0.21)	—
Year Ended 10/31/2012	8.34	0.19	0.35	0.54	(0.09)	—
Year Ended 10/31/2011	8.83	0.08	(0.45)	(0.37)	(0.12)	—

LARGE CAP GROWTH FUND
Class S Shares
Year Ended 10/31/2015	—	—	—	—	—	—
Year Ended 10/31/2014	7.65	0.01	1.33	1.34	(0.03)	—
Year Ended 10/31/2013	5.91	0.04	1.74	1.78	(0.04)	—
Year Ended 10/31/2012	5.28	0.03	0.60	0.63	—	—
Year Ended 10/31/2011	5.13	0.01	0.14	0.15	—	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

104

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	RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$ —	$ —	—%	$ —	—%	—%	—%	—%	—%
(0.08)	25.54	16.01%	264.0	0.71%	0.70%	0.71%	0.70%	27%
(0.07)	22.09	33.41%	290.0	0.71%	0.50%	0.71%	0.50%	39%
—	16.63	7.78%	220.4	0.72%	0.38%	0.72%	0.38%	36%
(0.05)	15.43	6.51%	215.6	0.71%	0.33%	0.71%	0.33%	35%

—	—	—	—	—	—	—	—	—
(0.21)	10.11	(0.40)%	651.9	0.97%	1.99%	0.99%	1.98%	77%
(0.21)	10.36	20.64%	671.5	0.98%	1.99%	0.98%	1.99%	74%
(0.09)	8.79	6.58%	544.6	0.98%	2.31%	0.98%	2.31%	57%
(0.12)	8.34	(4.24)%	478.0	1.00%	2.16%	1.06%	2.10%	101%

—	—	—	—	—	—	—	—	—
(0.03)	8.96	17.53%	338.3	0.81%	0.14%	0.81%	0.14%	45%
(0.04)	7.65	30.30%	286.9	0.82%	0.52%	0.82%	0.52%	63%
—	5.91	11.94%	224.9	0.83%	0.57%	0.83%	0.57%	101%
—	5.28	2.92%	204.3	0.83%	0.14%	0.83%	0.14%	249%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

105

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	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
LARGE CAP VALUE FUND
Class S Shares
Year Ended 10/31/2015	$—	$—	$—	$—	$—	$—
Year Ended 10/31/2014	18.73	0.29	2.03	2.32	(0.25)	—
Year Ended 10/31/2013	14.76	0.29	3.99	4.28	(0.31)	—
Year Ended 10/31/2012	13.04	0.27	1.70	1.97	(0.25)	—
Year Ended 10/31/2011	12.71	0.24	0.28	0.52	(0.19)	—

LARGE CAP STOCK FUND
Class S Shares
Year Ended 10/31/2015	—	—	—	—	—	—
Year Ended 10/31/2014	27.75	0.35	2.58	2.93	(0.21)	(2.48)
Year Ended 10/31/2013	23.82	0.30	5.27	5.57	(0.36)	(1.28)
Year Ended 10/31/2012	21.48	0.30	2.30	2.60	(0.26)	—
Year Ended 10/31/2011	21.05	0.24	0.38	0.62	(0.19)	—

HIGH YIELD FUND
Class S Shares
Year Ended 10/31/2015	—	—	—	—	—	—
Year Ended 10/31/2014	5.10	0.30	(0.05)	0.25	(0.30)	—
Year Ended 10/31/2013	5.01	0.32	0.09	0.41	(0.32)	—
Year Ended 10/31/2012	4.72	0.35	0.29	0.64	(0.35)	—
Year Ended 10/31/2011	4.86	0.38	(0.14)	0.24	(0.38)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

106

Thrivent Mutual Funds

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	RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$ —	$ —	—%	$ —	—%	—%	—%	—%	—%
(0.25)	20.80	12.47%	562.0	0.52%	1.42%	0.52%	1.42%	24%
(0.31)	18.73	29.57%	508.9	0.52%	1.72%	0.52%	1.72%	39%
(0.25)	14.76	15.37%	403.0	0.53%	1.92%	0.53%	1.92%	92%
(0.19)	13.04	4.03%	356.0	0.52%	1.76%	0.52%	1.76%	74%

—	—	—	—	—	—	—	—	—
(2.69)	27.99	11.53%	174.2	0.61%	1.24%	0.61%	1.24%	65%
(1.64)	27.75	25.10%	192.8	0.61%	1.25%	0.61%	1.25%	66%
(0.26)	23.82	12.27%	170.3	0.62%	1.30%	0.62%	1.30%	124%
(0.19)	21.48	2.89%	170.2	0.60%	1.06%	0.60%	1.06%	146%

—	—	—	—	—	—	—	—	—
(0.30)	5.05	5.05%	246.2	0.49%	5.90%	0.49%	5.90%	43%
(0.32)	5.10	8.42%	240.7	0.48%	6.36%	0.48%	6.36%	61%
(0.35)	5.01	14.12%	285.7	0.47%	7.30%	0.47%	7.30%	52%
(0.38)	4.72	4.98%	243.4	0.47%	7.80%	0.47%	7.80%	63%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

107

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	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
INCOME FUND
Class S Shares
Year Ended 10/31/2015	$—	$—	$—	$—	$—	$—
Year Ended 10/31/2014	9.08	0.35	0.21	0.56	(0.35)	—
Year Ended 10/31/2013	9.37	0.35	(0.30)	0.05	(0.34)	—
Year Ended 10/31/2012	8.76	0.37	0.60	0.97	(0.36)	—
Year Ended 10/31/2011	8.79	0.42	(0.03)	0.39	(0.42)	—

MUNICIPAL BOND FUND
Class S Shares
Year Ended 10/31/2015	—	—	—	—	—	—
Year Ended 10/31/2014	11.18	0.44	0.50	0.94	(0.44)	—
Year Ended 10/31/2013	11.93	0.45	(0.74)	(0.29)	(0.45)	(0.01)
Year Ended 10/31/2012	11.30	0.47	0.63	1.10	(0.47)	—
Year Ended 10/31/2011	11.42	0.49	(0.10)	0.39	(0.49)	(0.02)

GOVERNMENT BOND FUND
Class S Shares
Year Ended 10/31/2015	—	—	—	—	—	—
Year Ended 10/31/2014	10.02	0.14	0.14	0.28	(0.14)	(0.11)
Year Ended 10/31/2013	10.76	0.11	(0.34)	(0.23)	(0.11)	(0.40)
Year Ended 10/31/2012	10.69	0.14	0.32	0.46	(0.14)	(0.25)
Year Ended 10/31/2011	10.57	0.23	0.20	0.43	(0.23)	(0.08)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

108

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	RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$ —	$ —	—%	$ —	—%	—%	—%	—%	—%
(0.35)	9.29	6.29%	438.1	0.40%	3.83%	0.40%	3.83%	97%
(0.34)	9.08	0.60%	403.3	0.40%	3.77%	0.40%	3.77%	121%
(0.36)	9.37	11.34%	456.1	0.39%	4.07%	0.39%	4.07%	117%
(0.42)	8.76	4.52%	401.1	0.39%	4.78%	0.39%	4.77%	138%

—	—	—	—	—	—	—	—	—
(0.44)	11.68	8.61%	97.2	0.49%	3.90%	0.49%	3.90%	8%
(0.46)	11.18	(2.51)%	91.8	0.49%	3.91%	0.49%	3.91%	24%
(0.47)	11.93	9.89%	102.5	0.49%	4.02%	0.49%	4.02%	13%
(0.51)	11.30	3.67%	86.5	0.49%	4.46%	0.49%	4.46%	8%

—	—	—	—	—	—	—	—	—
(0.25)	10.05	2.90%	88.7	0.57%	1.41%	0.57%	1.41%	130%
(0.51)	10.02	(2.18)%	95.1	0.57%	1.06%	0.57%	1.06%	184%
(0.39)	10.76	4.44%	98.0	0.55%	1.38%	0.55%	1.38%	191%
(0.31)	10.69	4.25%	94.6	0.57%	2.18%	0.57%	2.18%	183%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

109

Thrivent Mutual Funds

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	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
LIMITED MATURITY BOND FUND
Class S Shares
Year Ended 10/31/2015	$—	$—	$—	$—	$—	$—
Year Ended 10/31/2014	12.53	0.21	(0.02)	0.19	(0.21)	(0.07)
Year Ended 10/31/2013	12.62	0.18	(0.09)	0.09	(0.18)	—
Year Ended 10/31/2012	12.40	0.22	0.21	0.43	(0.21)	—
Year Ended 10/31/2011	12.58	0.31	(0.18)	0.13	(0.31)	—

MONEY MARKET FUND
Class S Shares
Year Ended 10/31/2015	—	—	—	—	—	—
Year Ended 10/31/2014	1.00	—	—	—	—	—
Year Ended 10/31/2013	1.00	—	—	—	—	—
Year Ended 10/31/2012	1.00	—	—	—	—	—
Year Ended 10/31/2011	1.00	—	—	—	—	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

110

Thrivent Mutual Funds

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	RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$ —	$ —	—%	$ —	—%	—%	—%	—%	—%
(0.28)	12.44	1.52%	467.3	0.37%	1.69%	0.37%	1.69%	102%
(0.18)	12.53	0.70%	448.1	0.37%	1.44%	0.37%	1.44%	121%
(0.21)	12.62	3.52%	472.6	0.36%	1.77%	0.36%	1.77%	113%
(0.31)	12.40	1.05%	584.7	0.35%	2.45%	0.36%	2.45%	109%

—	—	—	—	—	—	—	—	—
—	1.00	0.00%	6.2	0.19%	0.00%	0.61%	(0.42)%	N/A
—	1.00	0.00%	6.5	0.23%	0.00%	0.59%	(0.37)%	N/A
—	1.00	0.00%	12.5	0.29%	0.00%	0.58%	(0.29)%	N/A
—	1.00	0.00%	11.6	0.30%	0.00%	0.56%	(0.27)%	N/A

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

111

4321 N Ballard Rd, Appleton, WI 54919

CONTACT THRIVENT MUTUAL FUNDS

Phone: 800-847-4836 Fax: 866-278-8363 Web: ThriventFunds.com

New Applications:

Thrivent Mutual Funds PO Box 219347

Kansas City, Missouri 64121-9347

Additional Investments:

Thrivent Mutual Funds PO Box 219334

Kansas City, Missouri 64121-9334

Redemptions, Exchanges, or Other Requests:

Thrivent Mutual Funds PO Box 219348

Kansas City, Missouri 64121-9348

Express Mail:

Thrivent Mutual Funds 330 West 9th Street Kansas City, Missouri 64105

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds. Additional information about the Funds’ investments is available in the Funds’ annual and semiannual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Funds during its last fiscal year. You may request a free copy of the Statement of Additional Information, the annual report or the semiannual report, or you may make additional requests or inquiries by calling 800-847-4836. The Statement of Additional Information, the annual report and the semiannual report are also available, free of charge, at ThriventFunds.com. You also may review and copy information about the Funds (including the Statement of Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You may get more information about the Public Reference Room by calling 202-551-8090. You also may get information about the Funds on the EDGAR data base at the SEC website (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-1520, or by sending an email to: publicinfo@sec.gov.

1940 Act File No. 811-5075

Securities offered through Thrivent Distributors LLC, 625 Fourth Ave. S., Minneapolis, MN 55415, a FINRA and SIPC member and a wholly owned subsidiary of Thrivent Financial, the marketing name for Thrivent Financial for Lutherans, Appleton, WI.

22039PR R2-16

Fund	Class A	Class S
Thrivent Aggressive Allocation Fund	TAAAX	TAAIX
Thrivent Moderately Aggressive Allocation Fund	TMAAX	TMAFX
Thrivent Moderate Allocation Fund	THMAX	TMAIX
Thrivent Moderately Conservative Allocation Fund	TCAAX	TCAIX
Thrivent Growth and Income Plus Fund	TEIAX	TEIIX
Thrivent Balanced Income Plus Fund	AABFX	IBBFX
Thrivent Diversified Income Plus Fund	AAHYX	THYFX
Thrivent Opportunity Income Plus Fund	AAINX	IIINX
Thrivent Partner Emerging Markets Equity Fund	TPEAX	TPEIX
Thrivent Small Cap Stock Fund	AASMX	TSCSX
Thrivent Mid Cap Stock Fund	AASCX	TMSIX
Thrivent Partner Worldwide Allocation Fund	TWAAX	TWAIX
Thrivent Large Cap Growth Fund	AAAGX	THLCX
Thrivent Large Cap Value Fund	AAUTX	TLVIX
Thrivent Large Cap Stock Fund	AALGX	IILGX
Thrivent High Yield Fund	LBHYX	LBHIX
Thrivent Income Fund	LUBIX	LBIIX
Thrivent Municipal Bond Fund	AAMBX	TMBIX
Thrivent Government Bond Fund	TBFAX	TBFIX
Thrivent Limited Maturity Bond Fund	LBLAX	THLIX
Thrivent Money Market Fund	AMMXX	AALXX

Series of

Thrivent Mutual Funds

Statement of Additional Information

Dated February 1, 2016

Each of the above-referenced mutual funds (each a “Fund” and collectively the “Funds”) are series of Thrivent Mutual Funds (the “Trust”). Class A and Class S shares are offered through separate prospectuses. Each such prospectus is referred to hereinafter as a “Prospectus.” This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Prospectus dated February 1, 2016 for the applicable class of the above-referenced series of the Trust. The Reports of the Independent Registered Public Accounting Firm and financial statements included in the Annual Reports for the Trust for the fiscal year ended October 31, 2015 (for all series except Thrivent Growth and Income Plus Fund and Thrivent Diversified Income Plus Fund) and December 31, 2015 (for Thrivent Growth and Income Plus Fund and Thrivent Diversified Income Plus Fund) are separate reports furnished with this SAI and are incorporated herein by reference. To receive a copy of a Prospectus or the Annual Reports, write to Thrivent Mutual Funds, 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call toll-free (800) THRIVENT (847-4836). The Prospectus and the Annual Reports are also available on the Thrivent Financial website (ThriventFunds.com).

GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust is authorized to issue shares of beneficial interest, par value $.01 per share, divisible into an indefinite number of different series and classes and operates as a “series company” as provided by Rule 18f-2 under the 1940 Act. The Trust commenced operations on July 16, 1987 and currently consists of 21 series (each a “Fund” and collectively the “Funds”). Each Fund other than the Thrivent Asset Allocation Funds, as defined below, is diversified.

The following table provides the inception date and the available classes of shares of the Funds described in this SAI.

Fund Name	Class A Inception Date	Class S Inception Date
Thrivent Aggressive Allocation Fund	6/30/05	6/30/05
Thrivent Moderately Aggressive Allocation Fund	6/30/05	6/30/05
Thrivent Moderate Allocation Fund	6/30/05	6/30/05
Thrivent Moderately Conservative Allocation Fund	6/30/05	6/30/05
Thrivent Growth and Income Plus Fund	2/29/08	2/29/08
Thrivent Balanced Income Plus Fund	12/29/97	12/29/97
Thrivent Diversified Income Plus Fund	1/08/97	12/29/97
Thrivent Opportunity Income Plus Fund	7/16/87	12/29/97
Thrivent Partner Emerging Markets Equity Fund	8/31/12	8/31/12
Thrivent Small Cap Stock Fund	7/01/96	12/29/97
Thrivent Mid Cap Stock Fund	6/30/93	12/29/97
Thrivent Partner Worldwide Allocation Fund	2/29/08	2/29/08
Thrivent Large Cap Growth Fund	10/29/99	10/29/99
Thrivent Large Cap Value Fund	10/29/99	10/29/99
Thrivent Large Cap Stock Fund	7/16/87	12/29/97
Thrivent High Yield Fund	4/3/87	10/31/97
Thrivent Income Fund	6/1/72	10/31/97
Thrivent Municipal Bond Fund	12/3/76	10/31/97
Thrivent Government Bond Fund	2/26/2010	2/26/2010
Thrivent Limited Maturity Bond Fund	10/29/99	10/29/99
Thrivent Money Market Fund	3/10/88	12/29/97

The Declaration of Trust provides that each shareholder shall be deemed to have agreed to be bound by its terms. A vote of shareholders and the Board of Trustees may amend the Declaration of Trust. The Trust may issue an unlimited number of shares in one or more series as the Board of Trustees may authorize.

Each class is subject to such investment minimums and other conditions as set forth in the Trust’s prospectuses as from time to time is in effect. Differences in expenses among classes are described in the Trust’s Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940. Class A and Class S shares pay the expenses associated with their different distribution arrangements. Each class may, at the Trustees’ discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust’s assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other class. All other expenses will be allocated to each class on the basis of the net asset value of the particular Fund.

Each class of shares has identical voting rights except that each class has exclusive voting rights on any matter submitted to shareholders relating solely to the class or where the interests of one class differ from the interests of the other class. Class A shares have exclusive voting rights on matters involving the Rule 12b-1 Distribution Plan as applied to that class. Matters submitted to shareholder vote must be approved by each Fund separately except:

1.	when required otherwise by the 1940 Act; or

2.	when the Trustees determine that the matter does not affect all Funds; then, only the shareholders of the affected Funds may vote.

Shares are freely transferable, and holders thereof are entitled to receive dividends declared by the Trustees, and receive the assets of their respective Fund in the event of liquidation. The Trust generally holds shareholder meetings only when required by law or at the written request of shareholders owning at least 10% of the Trust’s outstanding shares. Shareholders may remove the Trustees from office by votes cast in person or by proxy at a shareholder meeting.

At the request of shareholders holding 10% or more of the outstanding shares of the Trust, the Trust will hold a special meeting for the purpose of considering the removal of a Trustee(s) from office, and the Trust will cooperate with and assist shareholders of record who notify the Trust that they wish to communicate with other shareholders for the purpose of obtaining signatures to request such a meeting, all pursuant to and in accordance with Section 16(c) of the 1940 Act, as amended.

Under Massachusetts law, shareholders of a business trust may be held personally liable, under certain circumstances, for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder, Trustee and/or officer liability for acts performed on behalf of the Trust or for Trust obligations that are binding only on the assets and property of the Trust. The Funds intend to include this disclaimer in each agreement, obligation, or contract entered into or executed by the Trust or the Board. The Declaration of Trust provides for indemnification out of the Trust’s assets for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is remote because it is limited to circumstances where the Trust itself is unable to meet its obligations.

INVESTMENT POLICIES AND RESTRICTIONS

Additional Investment Practices

In addition to those practices stated in the Prospectuses, various Funds may purchase the following securities or may engage in the following transactions. Each of these investment practices are non-principal investment strategies except as otherwise noted.

Investments of Thrivent Asset Allocation Funds

Each of the Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund and Thrivent Moderately Conservative Allocation Fund (each, a “Thrivent Asset Allocation Fund” and collectively, the “Thrivent Asset Allocation Funds”) seeks to achieve its investment objective by investing in a combination of other series of the Trust and directly held financial instruments. Each of the Thrivent Asset Allocation Funds may also invest in (i) Government Securities and Short-Term Paper (as such terms are defined in the 1940 Act), (ii) unaffiliated mutual funds or other unaffiliated investment companies, to the extent permitted under Section 12(d)(1) of the 1940 Act, and (iii) other investments, as permitted by Rule 12d1-2 under the 1940 Act or by exemptive order.

None of the Thrivent Asset Allocation Funds is “diversified” within the meaning of the 1940 Act. A mutual fund is diversified if at least 75% of the value of its total assets is represented by Government Securities (as defined in the 1940 Act), cash and cash items, securities of other investment companies and other securities, excluding investments of more than 5% of the fund’s total assets in any one issuer and investments representing more than 10% of the outstanding voting securities of any one issuer.

Other Securities

Thrivent Partner Emerging Markets Equity Fund, Thrivent Small Cap Stock Fund, Thrivent Mid Cap Stock Fund, Thrivent Partner Worldwide Allocation Fund, Thrivent Large Cap Growth Fund, Thrivent Large Cap Value Fund, Thrivent Large Cap Stock Fund, Thrivent Growth and Income Plus Fund, Thrivent Balanced Income Plus Fund, and, to the extent set forth above, Thrivent Asset Allocation Funds may invest in other types of securities, including bonds, preferred stocks, convertible bonds, convertible preferred stocks, warrants, American Depository Receipts (ADRs), and other debt or equity securities. In addition, each of these Funds may invest in U.S. Government securities or cash, European Depository Receipts (EDRs) and the securities of foreign investment trusts.

Thrivent Partner Emerging Markets Equity Fund, Thrivent Small Cap Stock Fund, Thrivent Mid Cap Stock Fund, Thrivent Partner Worldwide Allocation Fund, Thrivent Large Cap Growth Fund, Thrivent Large Cap Value Fund, and Thrivent Large Cap Stock Fund will not use any minimum level of credit quality. Debt obligations may be rated less than investment grade, which is defined as having a quality rating below “Baa,” as rated by Moody’s Investors Service, Inc. (“Moody’s”), or below “BBB,” as rated by Standard & Poor’s Corporation (“S&P”). For a description of Moody’s and S&P’s ratings, see “Description of Debt Ratings.”  Securities rated below investment grade (sometimes referred to as “high yield bonds” or “junk bonds”) are considered to be speculative and involve certain risks, including a higher risk of default and greater sensitivity to economic changes.

Thrivent High Yield Fund, Thrivent Income Fund, Thrivent Government Bond Fund and Thrivent Limited Maturity Bond Fund also may invest in common stocks, warrants to purchase stocks, bonds or preferred stocks convertible into common stock, and other equity securities.

Thrivent Municipal Bond Fund does not generally intend to purchase any securities that would cause 25% or more of the value of its total assets to be invested in the securities of governmental subdivisions located in any one state, territory or possession of the United States. The Fund may invest 25% or more of the value of its total assets in industrial development bonds. The Fund also may invest up to 25% of its total assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds or electric power project revenue bonds, or in industrial development revenue bonds which are based, directly or indirectly, on the credit of private entities in any one industry. Thrivent Municipal Bond Fund may invest up to 5% of its assets in high yield securities.

Bank Instruments

Each Fund may invest in bank instruments in pursuit of its investment objective. These instruments include, but are not limited to, certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker’s acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker’s acceptance may be obtained from a domestic or foreign bank including an U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are non-negotiable deposits for a fixed period of time at a stated interest rate.

U.S. branches of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated under federal or state law. U.S. federal branches of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective state or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. U.S. branches of foreign banks can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

Investing in foreign branches of U.S. banks and U.S. branches of foreign banks may involve risks. These risks may include future unfavorable political and economic developments, possible withholding or confiscatory taxes, seizure of foreign deposits, currency controls, interest limitations and other governmental restrictions that might affect payment of principal or interest, and possible difficulties pursuing or enforcing claims against banks located outside the U.S. Additionally, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory requirements and practices comparable to U.S. issuers, and there may be less public information available about foreign banks and their branches and agencies.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Fund must take possession of collateral either directly or through a third-party custodian. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Fund could incur a loss due to a drop in the market value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending court action. A Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Funds’ investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), (or a subadviser) to be creditworthy. The Thrivent Money Market Fund may enter into repurchase agreements that are collateralized by government securities or cash.

Restricted Securities

The Funds may buy or sell restricted securities, including securities that meet the requirements of Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Rule 144A Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule. Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, a Fund may be adversely impacted by the subjective valuation of such securities in the absence of an active market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A securities. None of the Funds will invest more than 15% of its net assets in illiquid securities (5% in the case of Thrivent Money Market Fund).

Reverse Repurchase Agreements

Each Fund also may enter into reverse repurchase agreements, which may be viewed as borrowings made by a Fund. A reverse repurchase agreement is a transaction in which the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument’s market value in cash, with an agreement that at a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. However, the ability to enter into reverse repurchase agreements does not assure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

The Funds will engage in reverse repurchase agreements that are not in excess of 60 days to maturity and will do so to avoid borrowing cash and not for the purpose of investment leverage or to speculate on interest rate changes. When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Fund’s records at the trade date and maintained until the transaction is settled.

When-Issued and Delayed Delivery Transactions

Each Fund may purchase securities on a when-issued and delayed delivery basis. When-issued and delayed delivery transactions arise when U.S. Government obligations and other types of securities are bought by the Fund with payment and delivery taking place in the future. The settlement dates of these transactions, which may be a month or more after entering into the transaction, are determined by mutual agreement of the parties. There are no fees or other expenses associated with these types of transactions other than normal transaction costs.

To the extent a Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio instruments consistent with its investment objective and policies and not for the purpose of investment leverage. On the settlement date, the value of such instruments may be less than the cost thereof. When effecting when-issued and delayed delivery transactions, a Fund will maintain liquid securities, cash, or cash equivalents of a dollar amount sufficient to make payment for the obligations to be purchased until the transaction has been settled.

Dollar Roll Transactions

The Funds may enter into dollar roll transactions with respect to securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Funds to “roll over” their purchase commitments. While the dollar roll transactions may result in higher transaction costs or higher taxes for the Funds, the Adviser believes that the benefits of investing in such a program will outweigh the potential for such increased costs.

Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities

As described in the Prospectuses, the principal strategies of certain Funds include investing in mortgage-backed securities, including collateralized mortgage obligations (“CMOs”) and Multi-Class Pass-Through Securities (“MCPTS”), and the other Funds may invest in such instruments as a non-principal strategy. CMOs and MCPTS are debt instruments issued by special purpose entities secured by pools of mortgage loans or other mortgage-backed securities. MCPTS are interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provide the money to pay debt service on the CMO or make scheduled distributions on the multi-class pass-through security. MCPTS, CMOs, and classes thereof (including those discussed below) are examples of the types of financial instruments commonly referred to as “derivatives.”

A CMO contains a series of bonds or certificates issued in multiple classes. Each CMO class (referred to as “tranche”) has a specified coupon rate and stated maturity or final distribution date. When people start prepaying the principal on the collateral underlying a CMO (such as mortgages underlying a CMO), some classes may retire substantially earlier than the stated maturity or final distribution dates. The issuer structures a CMO to pay or accrue interest on all classes on a monthly, quarterly or semi-annual basis. The issuer may allocate the principal and interest on the underlying mortgages among the classes in many ways. In a common structure, the issuer applies the principal payments on the underlying mortgages to the classes according to scheduled cash flow priorities.

There are many classes of CMOs. Interest only classes (“IOs”) entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the interest in an underlying pool of mortgages or mortgage-backed securities (mortgage assets). Principal only classes (“POs”) entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the underlying pool of mortgage assets. In addition, there are “inverse floaters,” which have coupon rates that move in the reverse direction to an applicable index, and accrual (or Z) bonds (described below).

Inverse floating CMO classes are typically more volatile than fixed or adjustable rate CMO classes. The Funds would only invest in inverse floating CMOs to protect against a reduction in the income earned on investments due to a predicted decline in interest rates. In the event interest rates increased, the Funds would lose money on investments in inverse floating CMO classes. An interest rate increase would cause the coupon rate on an inverse CMO class to decrease.

Cash flow and yields on IO and PO classes are extremely sensitive to principal payment rates (including prepayments) on the underlying mortgage loans or mortgage-backed securities. For example, rapid or slow principal payment rates may adversely affect the yield to maturity of IO or PO bonds, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the holder of an IO bond may incur a complete loss in value due to the lost interest stream even if the IO bond has a AAA rating. If the underlying mortgage assets experience slower than anticipated prepayments of principal, the PO bond will incur substantial losses in value due to lost prepayments. Rapid or slow principal payment rates may cause IO and PO bond holders to incur substantially more losses in market value than if they had invested in traditional mortgage-backed securities. On the other hand, if interest rates rise, the value of an IO might increase and partially offset other bond value declines in a Fund’s portfolio. If interest rates fall, the value of a PO might increase offsetting lower reinvestment rates in a Fund’s portfolio.

An accrual or Z bondholder does not receive cash payments until one or more of the other classes have received their full payments on the mortgage loans underlying the CMO. During the period when the Z bondholders do not receive cash payments, interest accrues on the Z class at a stated rate. The accrued interest is added to the amount of principal due to the Z class. After the other classes have received their payments in full, the Z class begins receiving cash payments until it receives its full amount of principal (including the accrued interest added to the principal amount) and interest at the stated rate.

Generally, the date when cash payments begin on the Z class depends on the prepayment rate of the mortgage loans underlying the CMO. A faster prepayment rate results in an earlier commencement of cash payments on the Z class. Like a zero coupon bond, during its accrual period the Z class has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining interest rates. Like a zero coupon bond, the market value of a Z class bond fluctuates more widely with changes in interest rates than would the market value of a bond from a class that pays interest currently. Changing interest rates influence prepayment rates. As noted above, such changes in prepayment rates affect the date at which cash payments begin on a Z tranche, which in turn influences its market value.

Collateralized Debt Obligations

The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”), collateralized bond obligations (“CBOs”), and other similarly structured securities. CDOs are types of asset-backed securities. A CLO is ordinarily issued by a trust or other special purpose entity (“SPE”) and is typically collateralized by a pool of loans, which may include, among others, domestic and nonU.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. A CBO is ordinarily issued by a trust or other SPE and is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities) held by such issuer. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, overcollateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDO issuers may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAl. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.

For both CLOs and CBOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CLO or CBO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CLO or CBO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CLO or CBO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs, CBOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization (“NRSRO”); (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Senior Loans (All Funds except Thrivent Money Market Fund)

The Funds may invest in senior loans. Senior loans hold the most senior position in the capital structure of a business entity, are typically secured with specific collateral and have a claim on the general assets of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. The proceeds of senior loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, and, to a lesser extent, to finance internal growth and for other corporate purposes. Senior loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates generally are LIBOR, the prime rate offered by one or more major United States banks or the certificate of deposit rate or other base lending rates used by commercial lenders.

Senior loans may not be rated by a rating organization, will not be registered with the Securities and Exchange Commission (SEC) or any state securities commission and generally will not be listed or traded on any national securities exchange. Therefore, the amount of public information available about senior loans will be limited, and the performance of investments in senior loans will be more dependent on the analytical abilities of the Adviser than would be the case for investments in more widely-rated, registered or exchange-listed or traded securities. In evaluating the creditworthiness of borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. Moreover, certain senior loans will be subject to contractual restrictions on resale and, therefore, will be illiquid.

Structured Securities

The Funds may invest in structured securities. The issuer of a structured security links the security’s coupon, dividend or redemption amount at maturity to some sort of financial indicator. Such financial indicators can include currencies, interest rates, individual securities, commodities and indexes. The coupon, dividend and/or redemption amount at maturity may increase or decrease depending on the value of the linked or underlying instrument.

Investments in structured securities involve certain risks. In addition to the normal credit and interest rate risks inherent with a debt security, the redemption amount may increase or decrease as a result of price changes in the underlying instrument. Depending on how the issuer links the coupon and/or dividend to the underlying instrument, the amount of the dividend may be reduced to zero. Any further declines in the value of the underlying instrument may then reduce the redemption amount at maturity. Structured securities may have more volatility than the price of the underlying instrument.

In addition, structured securities include equity linked notes. An equity linked note is a note whose performance is tied to a single stock, a stock index or a basket of stocks. Equity linked notes can combine the principal protection normally associated with fixed income investments with the potential for capital appreciation normally associated with equity investments. Not all equity linked notes, however, provide principal protection. Upon the maturity of the note, the holder receives, but is not guaranteed, a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the note, equity linked notes may also have a “cap” or “floor” on the maximum principal amount to be repaid to holders, irrespective of the performance of the underlying linked securities. The secondary market for equity linked notes may be limited, and the lack of liquidity in the secondary market may make these securities difficult to dispose of and to value. Equity linked notes will be considered equity securities for purposes of a Fund’s investment objective and policies.

The Thrivent Municipal Bond Fund may invest in derivative variable rate municipal securities such as inverse floaters whose rates vary inversely with changes in market rates of interest or range floaters or capped floaters whose rates are subject to periodic or lifetime caps. Derivative variable rate securities may pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of derivative variable rate securities in response to changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity.

Variable Rate Demand Notes

The Funds may purchase variable rate master demand notes. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. These notes are normally not traded, and there is no secondary market for the notes. However, a Fund may demand payment of the principal for such Fund at any time. If an issuer of a variable rate master demand note defaulted on its payment obligation, a Fund might not be able to dispose of the note due to the absence of a secondary market. A Fund might suffer a loss to the extent of the default.

Lending Securities (All Funds except Thrivent Money Market Fund)

Consistent with applicable regulatory requirements, each of the Funds may from time to time lend the securities it holds to broker-dealers, provided that such loans are made pursuant to written agreements and are initially secured by collateral in the form of cash, U.S. Government securities, irrevocable standby letters of credit or other liquid securities in an amount equal to at least 102% of the market value of the loaned domestic securities and international fixed income securities and 105% of the market value of the loaned international equity securities. In electing to engage in securities lending for a Fund, the Adviser will take into account the investment objective and principal strategies of the Fund. For the period during which the securities are on loan, the lending Fund will be entitled to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities and a fee from the borrower or interest on the investment of the cash collateral. The right to terminate the loan will be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities.

The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly increasing in value. In such event, if the borrower fails to return the loaned security, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage, but the lending Fund would be an unsecured creditor with respect to such shortage and might not be able to recover all or any portion thereof. However, this risk may be minimized by carefully selecting borrowers and securities to be lent and by monitoring collateral.

No Fund may lend any security or make any other loan if, as a result, more than one-third of its total assets would be lent to other parties.

Non-Standard Warrants (all Funds Except Thrivent Money Market Fund)

A Fund may use non-standard warrants, including low exercise price warrants or low exercise price options and participatory notes, to gain indirect exposure to issuers in certain countries. Non-standard warrants are different from standard warrants in that they do not give their holders the right to receive a security of the issuer upon exercise. Rather, they pay the holder the difference in price of the underlying security between the date the non-standard warrant was purchased and the date it is sold. Non-standard warrants are generally a type of equity-linked derivative that are traded over-the-counter and constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue non-standard warrants that are designed to replicate the performance of certain issuers and markets. The performance results of non-standard warrants will not replicate exactly the performance of the issuers or markets that they seek to replicate due to transaction costs and other expenses. The holder of a non-standard warrant typically does not receive voting or other rights as it would if it directly owned the underlying security, and non-standard warrants present similar risks to investing directly in the underlying security. Additionally, non-standard warrants entail the same risks as other over-the-counter derivatives. These include the risk that the counterparty or issuer of the non-standard warrant may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Additionally, there is no guarantee that a liquid market will exist for a particular non-standard warrant or that the counterparty or issuer of a non-standard warrant will be willing to repurchase such instrument when the Fund wishes to sell it.

Put and Call Options (All Funds except Thrivent Money Market Fund)

As described below, each of the Funds may invest in options on another security, an index, a currency, or a futures contract. If the option is described as “covered,” the applicable Fund holds the investment underlying the option or has the right to obtain it at no additional cost. If the option is not covered, the Fund will earmark cash or liquid securities. To ensure that the Fund has sufficient assets to meet its obligations in respect of the option. When a Fund sells put options, the earmarked assets must be equal to the purchase obligation of the Fund, less any amount maintained as margin. When a Fund sells a call option, earmarked assets must be equal to the market value of the instruments underlying the call options less any amount maintained as margin.

Selling (“Writing”) Covered Call Options:  The Funds may from time to time sell (“write”) covered call options on any portion of their portfolios as a hedge to provide partial protection against adverse movements in prices of securities in those Funds and, subject to the limitations described below, for the non-hedging purpose of attempting to create additional income. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined (“strike”) price. As the writer of a call option, a

Fund assumes the obligation to deliver the underlying security to the holder of the option on demand at the strike price. This obligation is held by the Fund until either the option expires or an offsetting transaction is entered into by the Fund.

If the price of a security hedged by a call option falls below or remains below the strike price of the option, a Fund will generally not be called upon to deliver the security. A Fund will, however, retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. If the price of a hedged security rises above or remains above the strike price of the option, the Fund will generally be called upon to deliver the security. In this event, a Fund limits its potential gain by limiting the value it can receive from the security to the strike price of the option plus the option premium.

Buying Call Options:  The Funds may also from time to time purchase call options on securities in which those Funds may invest. As the holder of a call option, a Fund has the right (but not the obligation) to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). A Fund generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities that the Fund intends to purchase. In purchasing a call option, a Fund would realize a gain if, during the option period, the price of the underlying security increased by more than the amount of the premium paid. A Fund would realize a loss equal to all or a portion of the premium paid if the price of the underlying security decreased, remained the same, or did not increase by more than the premium paid.

Selling Put Options:  The Funds may from time to time sell (“write”) put options. As the writer of a put option, the Fund assumes the obligation to pay a predetermined (“strike”) price for the option’s underlying security if the holder of the option chooses to exercise it. Until the option expires or a closing transaction is made, the Fund must continue to be prepared to pay the strike price, regardless of price movements in the underlying security.

If the price of the underlying security remains the same or rises above the strike price, the Fund generally will not be called upon to purchase the security. The Fund will, however, retain the premium received for the option as additional income. If the price of the underlying security falls below the strike price, the Fund may be called upon to purchase the security at the strike price.

When a Fund writes a put option on a security, the option must be covered by segregating liquid assets on the Fund’s books with a value equal to or greater than the strike price of the underlying security to secure the Fund’s obligation.

Buying Put Options:  The Funds may from time to time purchase put options on any portion of their portfolios. A put option gives the buyer of the option, upon payment of a premium, the right (but not the obligation) to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined (“strike”) price. A Fund generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities in the Fund. In purchasing a put option, a Fund would realize a gain if, during the option period, the price of the security declined by an amount in excess of the premium paid. A Fund would realize a loss equal to all or a portion of the premium paid if the price of the security increased, remained the same, or did not decrease by more than the premium paid.

Options on Foreign Currencies:  The Funds may also write covered call options and purchase put and call options on foreign currencies as a hedge against changes in prevailing levels of currency exchange rates.

Index Options:  The Funds may also purchase and sell call options and put options on stock and bond indices. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.

Negotiated Transactions:  The Funds will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges, a Fund may purchase and sell options in negotiated transactions. A Fund effects negotiated transactions only with investment dealers and other financial institutions deemed creditworthy by its Adviser or subadviser. Despite the Adviser’s or subadviser’s best efforts to enter into negotiated options transactions with only creditworthy parties, there is always a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price, resulting in a possible loss by the Fund. This risk is described more completely in the section of this Statement of Additional Information entitled, “Risks of Transactions in Options and Futures.”

Options written or purchased by a Fund in negotiated transactions are illiquid and there is no assurance that a Fund will be able to effect a closing purchase or closing sale transaction at a time when the Adviser or subadviser believes it would be advantageous to do so. In the event the Fund is unable to effect a closing transaction with the holder of a call option written by the Fund, the Fund may not sell the security underlying the option until the call written by the Fund expires or is exercised.

Closing Transactions:  The Funds may dispose of options that they have written by entering into “closing purchase transactions.” Those Funds may dispose of options that they have purchased by entering into “closing sale transactions.” A closing transaction terminates the rights of a holder, or the obligation of a writer, of an option and does not result in the ownership of an option.

A Fund realizes a profit from a closing purchase transaction if the premium paid to close the option is less than the premium received by the Fund from writing the option. The Fund realizes a loss if the premium paid is more than the premium received. The Fund may not enter into a closing purchase transaction with respect to an option it has written after it has been notified of the exercise of such option.

A Fund realizes a profit from a closing sale transaction if the premium received to close out the option is more than the premium paid for the option. A Fund realizes a loss if the premium received is less than the premium paid.

Financial Futures and Options on Futures (All Funds except Thrivent Money Market Fund)

Selling Futures Contracts:  The Funds may sell financial futures contracts (“futures contracts”) as a hedge against adverse movements in the prices of securities in those Funds. Such contracts may involve futures on items such as U.S. Government Treasury bonds, notes and bills; specified interest rates; mortgage-backed securities; corporate and municipal bonds; stocks; and indices of any of the foregoing. A futures contract sale creates an obligation for the Fund, as seller, to deliver the specific type of instrument called for in the contract (or cash) at a specified future time for a specified price. In selling a futures contract, the Fund would realize a gain on the contract if, during the contract period, the price of the securities underlying the futures contract decreased. Such a gain would be expected to approximately offset the decrease in value of the same or similar securities in the Fund. The Fund would realize a loss if the price of the securities underlying the contract increased. Such a loss would be expected to approximately offset the increase in value of the same or similar securities in the Fund.

Futures contracts have been designed by and are traded on boards of trade that have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”). These boards of trade, through their clearing corporations, guarantee performance of the contracts. Although the terms of some financial futures contracts specify actual delivery or receipt of securities, in most instances these contracts are closed out before the settlement due date without the making or taking of delivery of the securities. Other financial futures contracts, such as futures contracts on a securities index, by their terms call for cash settlements. The closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction.

When a Fund sells a futures contract, or a call option on a futures contract, it is required to make payments to the commodities broker which are called “margin” by commodities exchanges and brokers.

The payment of “margin” in these transactions is different than purchasing securities “on margin.” In purchasing securities “on margin” an investor pays part of the purchase price in cash and receives an extension of credit from the broker, in the form of a loan secured by the securities, for the unpaid balance. There are two categories of “margin” involved in these transactions: initial margin and variation margin. Initial margin does not represent a loan between a Fund and its broker, but rather is a “good faith deposit” by a Fund to secure its obligations under a futures contract or an option. Each day during the term of certain futures transactions, a Fund will receive or pay “variation margin” equal to the daily change in the value of the position held by the Fund.

Buying Futures Contracts:  The Funds may purchase financial futures contracts as a hedge against adverse movements in the prices of securities they intend to purchase. The Funds may buy futures contracts for a number of reasons, including: (1) to manage their exposure to changes in securities prices and foreign currencies as an efficient means of adjusting their overall exposure to certain markets in an effort to enhance income; and (2) to protect the value of portfolio securities.

A futures contract purchase creates an obligation by a Fund, as buyer, to take delivery of the specific type of instrument called for in the contract (or cash) at a specified future time for a specified price. In purchasing a futures contract, a Fund would realize a gain if, during the contract period, the price of the investments underlying the futures contract increased. Such a gain would approximately offset the increase in cost of the same or similar investments that a Fund intends to purchase. A Fund would realize a loss if the price of the investments underlying the contract decreased. Such a loss would approximately offset the decrease in cost of the same or similar investments that a Fund intends to purchase.

Options on Futures Contracts:  The Funds may also sell (“write”) and purchase covered call and put options on futures contracts in connection with the above strategies. An option on a futures contract gives the buyer of the option, in return for the premium paid for the option, the right to assume a position in the underlying futures contract (a long position if the option is a call and a short position if the option is a put). The writing of a call option on a futures contract constitutes a partial hedge against declining prices of securities underlying the futures contract to the extent of the premium received for the option. The purchase of a put option on a futures contract constitutes a hedge against price declines below the exercise price of the option and net of the premium paid for the option. The purchase of a call option constitutes a hedge, net of the premium, against an increase in cost of securities that a Fund intends to purchase.

Currency Futures Contracts and Options:  The Funds may also sell and purchase currency futures contracts (or options thereon) as a hedge against changes in prevailing levels of currency exchange rates. Such contracts may be traded on U.S. or foreign exchanges. The Fund will not use such contracts or options for leveraging purposes.

Limitations:  The Funds may engage in futures transactions, and transactions involving options on futures, only on regulated commodity exchanges or boards of trade. In instances involving the purchase of futures contracts or call options thereon, a Fund will maintain liquid securities, cash, or cash equivalents in an amount equal to the market value of such contracts.

Swap Transactions (All Funds except Thrivent Money Market Fund)

The Funds may enter into swap transactions, including, but not limited to, credit default, total return and interest rate swap agreements, and may purchase or sell caps, floors and collars. A credit default swap is an agreement between two parties to exchange the credit risk of a particular issuer or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay an agreed upon amount to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. There may be times, however, when a Fund buys a credit default swap, without owning the underlying reference entity or entities, as a potential means of enhancing the Fund’s investment returns. A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset plus any capital gains and losses over the payment period. The underlying asset is typically an index, loan or a basket of assets. Total return swaps provide the Funds with the additional flexibility of gaining exposure to a market or securities index by using the most cost-effective vehicle available. An interest rate swap involves the exchange by a Fund with another party of their respective commitments to pay or receive interest. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate floor. An interest rate collar combines the elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount but foregoes the benefit of an interest rate decline below the minimum amount.

Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swaps generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to a swap defaulting, the net amount of payments that the Fund is contractually entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Currency Forward Contracts (All Funds except Thrivent Money Market Fund)

The Funds may also sell and purchase currency forward contracts as a hedge against changes in prevailing levels of currency exchange rates. A currency forward contract is an OTC derivative that represents an obligation to purchase or sell a specific currency at a future date, at a price set at the time of the contract and for a period agreed upon by the parties which may be either a window of time or a fixed number of days from the date of the contract. A Fund may lose money on currency forward contracts if changes in currency rates do not occur as anticipated or if the Fund’s counterparty to the contract were to default. A Fund will not use such forward contracts for leveraging purposes.

Central Clearing and Trade Execution Regulations

The Commodity Exchange Act (the “CEA”) and related regulations enacted by the CFTC may require the Fund to clear certain derivative contracts (including swaps) through a clearinghouse or central counterparty (a “CCP”). At the present time, only certain interest rate swaps and credit default index swaps are subject to mandatory clearing. To clear a derivative with the CCP, the Funds submit the derivative to, and post margin with a futures commission merchant (“FCM”) that is a clearinghouse member. If a Fund must centrally clear a derivative transaction, the CFTC’s regulations may also require that the Fund enter into (or “execute”) that derivative over a market facility known as a swap execution facility (or “SEF”). The Funds may enter into the swap or other derivative with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the transaction to be transferred to the FCM for clearing. It may also enter into the trade with the FCM itself. The CCP, the FCM, SEF and the Executing Dealer are all subject to regulatory oversight by the CFTC. A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from a SEF or an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral or margin, or fully implementing its investment strategies. It is likely that in the future the CFTC will require additional types of derivatives to be traded on a SEF. The regulatory requirement to clear certain contracts or execute the contracts over a SEF could, either temporarily or permanently, reduce the liquidity of the derivatives or increase the costs of entering into those derivatives.

Exclusion from Regulation as a Commodity Pool Operator

Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the CFTC and the National Futures Association, neither the Trust nor any of the individual Funds is deemed to be a “commodity pool operator” under the Commodity Exchange Act (the “CEA”), which, through the CFTC, regulates investments in futures, options on futures and swaps. The Funds are, therefore, not subject to registration or regulation as such under the CEA. Under CFTC Rule 4.5 as currently in effect, each Fund will limit its trading activity in futures, option on futures and swaps (excluding activity for “bona fide hedging purposes,” as defined by the CFTC) such that it meets one of the following tests:

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Aggregate initial margin and premiums required to establish its futures, options on futures and swap positions do not exceed 5% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions; or

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Aggregate net notional value of its futures, options on futures and swap positions does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions.

Hybrid Investments (All Funds except Thrivent Money Market Fund)

As part of their investment program and to maintain greater flexibility, the Funds may invest in hybrid instruments (a potentially high-risk derivative) which have the characteristics of futures, options and securities. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency, security index or commodity at a future point in time. The risks of such investments would reflect both the risks of investing in futures, options, currencies and securities, including volatility and illiquidity. Under certain conditions, the redemption value of a hybrid instrument could be zero.

In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market or in a private transaction between a Fund and the seller of the hybrid instrument, the creditworthiness of the counterparty to the transaction would be a risk factor which a Fund would have to consider. Hybrid instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Risks of Transactions in Options and Futures

There are certain risks involved in the use of futures contracts, options on securities and securities index options, and options on futures contracts, as hedging devices. There is a risk that the movement in the prices of the index or instrument underlying an option or futures contract may not correlate perfectly with the movement in the prices of the assets being hedged. The lack of correlation could render a Fund’s hedging strategy unsuccessful and could result in losses. The loss from investing in futures transactions is potentially unlimited.

There is a risk that Thrivent Asset Mgt. or a subadviser could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In such a case, a Fund would have been better off without the hedge. In addition, while the principal purpose of hedging is to limit the effects of adverse market movements, the attendant expense may cause a Fund’s return to be less than if hedging had not taken place. The overall effectiveness of hedging, therefore, depends on the expense of hedging and Thrivent Asset Mgt.’s or a subadviser’s accuracy in predicting the future market factors, such as changes in interest rate levels and securities price movements.

A Fund will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges, a Fund may purchase and sell options in negotiated transactions. When a Fund uses negotiated options transactions, it will seek to enter into such transactions involving only those options and futures contracts for which there appears to be an active secondary market.

There is, nonetheless, no assurance that a liquid secondary market, such as an exchange or board of trade, will exist for any particular option or futures contract at any particular time. If a futures market were to become unavailable, in the event of an adverse movement, a Fund would be required to continue to make daily cash payments of maintenance margin if it could not close a futures position. If an options market were to become unavailable and a closing transaction could not be entered into, an option holder would be able to realize profits or limit losses only by exercising an option, and an option writer would remain obligated until exercise or expiration.

In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund’s access to other assets held to cover its options or futures positions could also be impaired.

When conducting negotiated options transactions there is a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price. In the event of such a default, a Fund could lose all or part of the benefit it would otherwise have realized from the transaction, including the ability to sell securities it holds at a price above the current market price or to purchase a security from another party at a price below the current market price.

Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, a Fund could experience delays and might not be able to trade or exercise options or futures purchased through that broker or clearing member. In addition, a Fund could have some or all of its positions closed out without its consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves.

Leverage Risks

Leverage risk is created when an investment, (which includes, for example, an investment in a futures contract, option, or swap) exposes the Fund to a level of risk that exceeds the amount invested.

Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security, currency, or other benchmark.

Foreign Securities

Foreign securities may include debt, equity and derivative securities that the Adviser determines are “foreign” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. Foreign securities may also include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar-denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interest-holder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Investing in foreign securities is subject to certain risks. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. The Fund may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which would reduce a Fund’s return on these securities. Other risks include: possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.

Risks associated with investments in foreign securities are increased with respect to investments in emerging market countries. Political and economic structures in many emerging market countries are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Foreign Futures and Options

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from customers for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges.

In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Short Sales Against the Box (All Funds except Thrivent Money Market Fund)

The Funds may effect short sales, but only if such transactions are short sale transactions known as short sales “against the box.” A short sale is a transaction in which a Fund sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where a Fund owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss. The Funds will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Foreign Currency Exchange-Related Securities and Foreign Currency Transactions

The Funds may invest in foreign currency exchange-related securities or engage in foreign currency transactions.

Foreign Currency Warrants.  Foreign currency warrants are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars). The cash amount is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined. During this time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently. This would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign currency warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.

The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies.

Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Foreign Currency Transactions.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A Fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A Fund’s use of such contracts would include, but not be limited to, the following:

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When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

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When a Fund determines that one currency may experience a substantial movement against another currency, including the U.S. dollar, a Fund may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of a Fund’s portfolio securities denominated in such foreign currency.

Alternatively, where appropriate, a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Under normal circumstances, currency risk will be considered when deciding whether to buy or sell a security and as part of the overall diversification strategies. However, Thrivent Asset Mgt. or a subadviser have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

A Fund may enter into forward contracts for any other purpose consistent with the Fund’s investment objective and program. However, a Fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Fund’s holdings of cash or liquid securities available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the Fund may net offsetting positions.

At the maturity of a forward contract, a Fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

A Fund’s dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Funds reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Funds are not required to enter into forward contracts with regard to foreign currency-denominated securities and will not do so unless deemed appropriate. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might result from an increase in the value of that currency.

The use of forward contracts involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract or the failure of that party to make required payments or otherwise comply with the terms of the contract. Accordingly, the adviser must assess the creditworthiness of the other party to determine the likelihood that the terms of the contract will be satisfied. In addition, as a general matter, forward contracts are not currently entered into or traded on exchanges and there is currently no central clearing function for these contracts; therefore, a Fund to a forward contract may find it difficult to exit the position.

Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

Principal Exchange Rate Linked Securities.  Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar. “Reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.

Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).

Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper.  Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation. Generally, the guaranteed minimum rate of return is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper. In addition, both the minimum and maximum rates of return on the investment generally correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

U.S. Government Securities

Certain Funds may invest in U.S. government securities. U.S. government securities refer to a variety of debt securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government and by various instrumentalities that have been established or sponsored by the U.S. government. The term also refers to repurchase agreements collateralized by such securities.

U.S. Treasury securities are backed by the full faith and credit of the U.S. government. Other types of securities issued or guaranteed by Federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government. The U.S. government, however, does not guarantee the market price of any U.S. government securities. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

In the case of securities not backed by the full faith and credit of the U.S. government, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment. The investor may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment.

Foreign Government Securities

Certain Funds may invest in foreign government securities. Foreign government securities generally consist of fixed-income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed-income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Other Investment Companies

Each Fund may invest in securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies and exchange-traded funds, which represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses which would result in the Fund paying its proportionate share. Certain other investment companies may utilize financial leverage. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. None of the Funds will invest in other investment companies for the purpose of gaining control of the investment company. The extent to which a Fund can invest in other investment companies is limited by federal securities laws.

Exchange Traded Funds (ETFs) (All Funds except Thrivent Money Market Fund)

Each Fund may purchase the securities of ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Each Fund could purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning shares in an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs. Certain ETFs may utilize financial leverage.

Exchange-Traded Notes

Certain Funds may invest in exchange-traded notes (“ETNs”). ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees and expenses. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.

There may be restrictions on a Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.

Passive Foreign Investment Companies (All Funds except Thrivent Money Market Fund)

Each Fund may purchase the securities of certain foreign entities and foreign investment funds or trusts, treated as passive foreign investment companies for U.S. federal income tax purposes. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the trust’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Funds hold their investments.

In addition, the Funds may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and interest, the Funds intend to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The Funds will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.

Inflation-Linked Debt Securities

The Funds may invest in inflation linked securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation-Protected Securities (“TIPS”), as well as securities issued by other entities such as corporations, municipalities, foreign governments and foreign issuers, including foreign issuers from emerging markets. Typically, such securities are structured as fixed income investments whose principal value is periodically adjusted according to the rate of inflation. The following two structures are common: (i) the U.S. Treasury and some other issuers issue inflation-linked securities that accrue inflation into the principal value of the security and (ii) other issuers may pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Other types of inflation-linked securities exist which use an inflation index other than the CPI.

Inflation-linked securities issued by the U.S. Treasury, such as TIPS, have maturities of varying years. Typically, TIPS pay interest on a semi-annual basis equal to a fixed percentage of the inflation adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation of 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. Other inflation-related bonds exist that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-linked securities.

While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-linked securities is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-linked securities issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or a foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the U.S.

Any increase in the principal amount of an inflation-linked security will be considered taxable ordinary income, even though the Fund does not receive their principal until maturity.

Funding Agreements

The Funds may invest in funding agreements, which are contracts issued by insurance companies that provide investors the right to receive a rate of interest and the full return of principal at maturity. Funding agreements often include a put option that allows a fund to terminate the agreement at a specified time prior to maturity. Funding agreements generally offer a higher yield than other securities with similar credit ratings. The primary risks of a funding agreement are the credit quality of the insurance company that issues it and its general lack of liquidity.

Taxable Municipal Bonds

The Funds may invest in taxable municipal bonds. States, local governments and municipalities issue municipal bonds to raise money for certain purposes. Municipal bonds issued to finance activities with a broad public purpose are generally exempt from federal income tax. Taxable municipal bonds are most often used to finance private development projects but can be issued whenever the municipality exhausts its allowed limits of tax-exempt bonds. As such, the interest paid to holders of such bonds is taxable as ordinary income. Many taxable municipal bonds offer yields comparable to those of other taxable bonds, such as corporate and agency bonds. Taxable municipal bonds may be rated investment-grade or below investment-grade and pay interest based on fixed or floating rate coupons. Maturities may range from long-term to short-term. Taxable municipal bonds are subject to much of the same risks to which municipal bonds are subject. These risks include, among others, market risk, credit risk and interest rate risk.

Disclosure of Portfolio Holdings

The Trust has adopted, on behalf of the Funds, policies and procedures relating to disclosure of the Funds’ portfolio securities. These policies and procedures are designed to allow disclosure of portfolio holdings information where necessary to the operation of the Funds or useful to the Funds’ shareholders without compromising the integrity or performance of the Funds. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds and their shareholders) are met, the Funds do not provide or permit others to provide information about a Fund’s portfolio holdings on a selective basis.

The Funds include portfolio holdings information as required in regulatory filings and shareholder reports, disclose portfolio holdings information as required by federal or state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. In addition, Thrivent Asset Mgt. may post portfolio holdings information on its website (ThriventFunds.com). For each portfolio security, the posted information includes its name, the number of shares held by a Fund, the market value of the Fund’s holdings, and the percentage of the Fund’s assets represented by each industry sector. The day after portfolio holdings information is publicly available on the website, it may be mailed, e-mailed or otherwise transmitted to any person.

Thrivent Asset Mgt. may distribute or authorize the distribution of information about a Fund’s portfolio holdings that is not publicly available, on the website or otherwise, to its employees and affiliates that provide services to the Fund. Thrivent Asset Mgt. may also distribute or authorize distribution of information about a Fund’s portfolio holdings that is not publicly available to the Fund’s service providers who require access to the information in order to fulfill their contractual duties relating to the Funds, including the custodian, auditor, proxy voting service provider, pricing service vendors, securities lending agent, subadvisers, publisher, printer and mailing agent, or to facilitate the review of the Funds by rating agencies. In addition, the Fund may provide early disclosure of portfolio holdings information to certain other parties, such as third-party consultants. A Fund may also disclose portfolio holdings information to broker/dealers and certain other entities in order to assist the Fund with potential transactions and management of the Fund. Information may be disclosed with any frequency and any time lag, as appropriate.

Before any non-public disclosure of information about a Fund’s portfolio holdings is permitted, however, the Trust’s Chief Compliance Officer or a designated attorney in the Asset Management Law Department of Thrivent Financial for Lutherans (“Thrivent Financial”) must determine that the Fund has a legitimate business purpose for providing the portfolio holdings information, that the disclosure is in the best interests of the Fund’s shareholders, and that the recipient agrees or has a duty to keep the information confidential and agrees not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. Accordingly, all of the persons with whom an arrangement is made for non-public disclosure will have satisfied the aforementioned requirements. Under no circumstances may the Trust, Thrivent Asset Mgt. or their affiliates receive any consideration or compensation for disclosing the information.

In accordance with these policies and procedures, the Funds have ongoing arrangements to provide the Funds’ portfolio holdings information to the custodian, proxy voting agent, pricing service vendors, accounting vendor and securities lending agent at the end of each day; to Lipper on a monthly basis one day after the end of the month; to Morningstar on a monthly basis 60 days after the end of the month; to Wolters Kluwer on a monthly basis on the third day after the end of the month; to Callan Associates on a quarterly basis one day after the end of a calendar quarter; to Cambridge Associates on a quarterly basis 14 days after the end of a calendar quarter; to Bloomberg on a quarterly basis 60 days after the end of the quarter; and to the financial printer on a quarterly basis (monthly for Thrivent Money Market Fund).

As part of the annual review of the compliance policies and procedures of the Funds, the Chief Compliance Officer will discuss the operation and effectiveness of this policy and any changes to the Policy that have been made or recommended with the Board.

Investment Limitations

The fundamental investment restrictions for the Funds are set forth below. These fundamental investment restrictions may not be changed by a Fund except by the affirmative vote of a majority of the outstanding voting securities of that Fund as defined in the 1940 Act. (Under the 1940 Act, a “vote of the majority of the outstanding voting securities” means the vote, at a meeting of security holders duly called, (i) of 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less (a “1940 Act Majority Vote”).) Under these restrictions, with respect to each Fund:

1.	None of the Funds may borrow money, except that a Fund may borrow money (through the issuance of debt securities or otherwise) in an amount not exceeding one-third of the Fund’s total assets immediately after the time of such borrowing.

2.	None of the Funds may issue senior securities, except as permitted under the 1940 Act or any exemptive order or rule issued by the SEC.

3.	None of the Funds will, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. Government securities, and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund. This restriction does not apply to the Thrivent Asset Allocation Funds which are “non-diversified” within the meaning of the 1940 Act.

4.	None of the Funds may buy or sell real estate, except that any Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

5.	None of the Funds may purchase or sell commodities or commodity contracts, except that any Fund may purchase and sell derivatives (including but not limited to options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

6.	None of the Funds may make loans, except that any Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies.

7.	None of the Funds will underwrite the securities of other issuers, except where the Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities; with investments in other investment companies; and with loans that a Fund may make pursuant to its fundamental investment restriction on lending.

8.	None of the Funds will purchase a security if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that this restriction does not apply to Government Securities (as such term is defined in the 1940 Act). This restriction does not apply to the Thrivent Asset Allocation Funds, which primarily invest in other Funds of the Trust that could be considered to be in the same industry. In addition, with respect to the Thrivent Money Market Fund, this restriction does not apply to instruments issued by domestic banks.

The following nonfundamental investment restriction may be changed without shareholder approval. Under this restriction:

1.	None of the Funds will purchase any security while borrowings, including reverse repurchase agreements, representing more than 5% of the Fund’s total assets are outstanding. The Funds intend to limit borrowings to amounts borrowed from a bank, reverse repurchase agreements (insofar as they are considered borrowings), or an interfund lending agreement.

2.	The fundamental investment restriction with respect to industry concentration (number 8 above) will be applied pursuant to SEC policy at 25% (instead of “more than 25%”) of a Fund’s total assets.

3.	None of the Funds currently intend to purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

4.	The fundamental investment restriction with respect to diversification (number 3 above) will be applied so securities issued by U.S. Government agencies, instrumentalities, or authorities will be eligible for the exception only if those securities qualify as a “Government Security” under the 1940 Act.

5.	The exception for exemptive orders in the fundamental investment restriction with respect to senior securities (number 2 above) will be applied only for exemptive orders issued to the Funds.

The Trust has received an exemptive order from the SEC that allows the Funds to engage in an interfund lending program. In an interfund lending arrangement, the Funds directly lend to and borrow money from each other for temporary purposes. This arrangement allows the borrowing Funds to borrow at a lower interest rate than banks offer, allows lending Funds to earn extra income, and reduces the need for bank lines of credit. Section 17(a) of the 1940 Act makes it unlawful for an affiliated person of a registered investment company, and underwriter, or a promoter (or any affiliated person thereof), acting as principal, to engage in “self-dealing,” i.e., knowingly sell any security (other than securities the buyer or seller issues) or other property to the company or to buy any security (other than securities the investment company issues) or other property from the company. Because an interfund lending arrangement raises issues under Section 17(a), along with other sections of the 1940 Act, its use requires an order for exemptive relief from the SEC. The Funds’ interfund lending arrangement is designed to ensure that each Fund has an equal opportunity to borrow and lend on equal terms consistent with its investment policies and limitations.

Section 18(g) of the 1940 Act defines a “senior security” as any bond, debenture, note, or similar obligation constituting a security and evidencing indebtedness. Section 18(f)(1) of the 1940 Act prohibits an open-end investment company from issuing senior securities but permits borrowings from a bank if immediately after the borrowing there is asset coverage of at least 300% and provided further that, in the event that such asset coverage falls below 300%, the investment company will, within 3 days (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The SEC staff has taken the position that a fund may engage in certain leveraged transactions, such as short sales and financial futures contracts, without violating Section 18(f)(1) if it segregates fund assets.

Each of the Funds, other than the Thrivent Asset Allocation Funds, has adopted a non-fundamental policy that prohibits it from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. This policy is required as a condition for the ability of the Thrivent Asset Allocation Funds to invest in other Funds of the Trust.

MANAGEMENT OF THE FUNDS

Board of Trustees and Executive Officers

The Board of Trustees is responsible for the management and supervision of the Funds’ business affairs and for exercising all powers except those reserved to the shareholders. Each Trustee oversees each of 21 series of the Trust and also serves as:

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Director of Thrivent Series Fund, Inc., a registered investment company consisting of 27 Portfolios that serve as underlying funds for variable contracts issued by Thrivent Financial and Thrivent Life Insurance Company (“TLIC”) and investment options in the retirement plan offered by Thrivent Financial.

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Trustee of Thrivent Cash Management Trust, a registered investment company consisting of one Fund that serves as a cash collateral fund for a securities lending program sponsored by Thrivent Financial.

The Trust, Thrivent Series Fund, Inc. and Thrivent Cash Management Trust are collectively referred to as the “Fund Complex.”

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Trust and its Funds rests with the Board of Trustees (the “Board”). The Board has engaged Thrivent Asset Mgt. to manage the Funds on a day-to-day basis. The Board is responsible for overseeing Thrivent Asset Mgt. and other service providers in the operation of the Trust in accordance with the provisions of the 1940 Act, applicable provisions of Massachusetts law, other applicable laws and the Trust’s charter. The Board is currently composed of ten members, including eight independent trustees and two interested trustees. The Board conducts regular meetings four times a year. In addition, the Board holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees have engaged independent legal counsel and an industry consultant to assist them in performance of their oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairperson. The Chairperson’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairperson may also perform such other functions as may be delegated by the Board from time to time. Except for duties specified herein or pursuant to the Trust’s charter documents, the designation of Chairperson does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally. The Board has established five standing committees (described in more detail below) to assist the Board in the oversight and direction of the business and affairs of the Trust, and from time to time may establish informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. The Board believes that the Board’s current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of the Trustees and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

The Trust and the Funds are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of Thrivent Asset Mgt., the sub-advisers and other service providers (depending on the nature of the risk), which carry out the Funds’ investment management and business affairs. Each of Thrivent Asset Mgt., the sub-advisers and other service providers have their own, independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.

Risk oversight forms part of the Board’s general oversight of the Trust and Funds and is addressed as part of various Board and committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Trust, the Board, directly or through a committee, interacts with and reviews reports from, among others, Thrivent Asset Mgt., sub-advisers, the Chief Compliance Officer of the Trust, the independent registered public accounting firm for the Trust, and internal auditors for Thrivent Asset Mgt., as appropriate, regarding risks faced by the Trust and its Funds, and Thrivent Asset Mgt.’s risk functions.

The Audit Committee of the Board, which is composed of all Independent Trustees, oversees management of financial risks and controls. The Audit Committee serves as the channel of communication between the independent auditors of the Trust and the Board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process. A representative of business risk management, which functions as the Adviser’s internal audit group, meets with the Audit Committee and provides reports to the Committee in writing and in person on an as-needed basis (but at least annually). Although the Audit Committee is responsible for overseeing the management of financial risks, the entire Board is regularly informed of these risks through Committee reports.

The Ethics and Compliance Committee of the Board, which is composed of all Independent Trustees, monitors ethical risks and oversees the legal and regulatory compliance matters of the Funds. A representative of business risk management meets with the Ethics and Compliance Committee and provides reports to the Committee in writing and in person on an as-needed basis (but at least annually). In addition, the Trust’s Anti-Money Laundering Officer meets with the Ethics and Compliance Committee and provides reports to the Committee in writing and in person on a regular basis. The Anti-Money Laundering Officer’s reports relate to privacy and anti-money laundering concerns. The Committee also meets with a representative from the Business Continuity Plan area to learn more about that program. Although the Ethics and Compliance Committee is responsible for overseeing ethical and compliance risks, the entire Board is regularly informed of these risks through Committee reports.

The Investment Committee of the Board, which is composed of all Independent Trustees, is designed to review investment policies and risks in conjunction with its review of the Funds’ performance. Although the Investment Committee is responsible for oversight of investment risks, the entire Board will be regularly informed of these risks through Committee reports.

The Contracts Committee and the Governance Committee, each of which is comprised of all of the Independent Trustees, oversee matters relating to annual contract review and corporate governance, respectively, and related risks.

The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board’s annual review of the Trust’s advisory, sub-advisory and other service provider agreements, the Board considers risk management aspects of these entities’ operations and the functions for which they are responsible. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

The Trust’s charter documents do not set forth any specific qualifications to serve as a Trustee. The charter of the Governance Committee also does not set forth any specific qualification. However, the Governance Committee has adopted qualification guidelines that the Committee may take into account in considering Trustee candidates and a process for evaluating potential candidates. The qualifications that the Committee takes into consideration include, but are not limited to, a candidate’s connections to the Christian community, experience on other boards, occupation, business experience, education, knowledge regarding investment matters, diversity of experience, personal integrity and reputation and willingness to devote time to attend and prepare for Board and Committee meetings. No one factor is controlling, either with respect to the group or any individual.

The Board has concluded, based on each Trustee’s experience, qualifications, attributes or skills, on an individual basis and in combination with those of other Trustees, that each Trustee is qualified to serve on the Board of Trustees. Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with each of the other Trustees, the Adviser, the sub-advisers, counsel, the Trust’s independent registered public accounting firm and other service providers, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service or academic positions and through experience from service as a board member of the Trust and the other funds in the Fund Complex, another fund complex, public companies, or non-profit entities or other organizations as set forth below. Each Trustee’s ability to perform his or her duties effectively has been enhanced by his or her educational background, professional training, and/or other experiences. The following is a summary of each Trustee’s particular professional and other experience that qualifies each person to serve as a Trustee of the Trust as of the date of this SAI. Additional details regarding the background of each Trustee are included in the table below this section.

Janice B. Case.  Ms. Case has served as a Trustee on the Board of the Fund Complex since 2011 and as Chair of the Governance Committee since 2012. She has nearly 25 years of experience in the electric utilities industry, including ten years as an executive officer of a Florida-based electric utility and holding company. Since leaving full-time corporate employment, Ms. Case gained mutual fund industry experience as a former director on the board of another fund complex. While a director on that board, she served on board committees, including as chair of the compensation and proxy voting committees, and as a member of the governance/nominating, contract review and audit committees. Ms. Case has also served as a director on several corporate and non-profit boards.

Richard L. Gady.  Mr. Gady has served as a Trustee on the Board of the Fund Complex since 1987. He has experience as an executive officer and economist for a large public company in the agribusiness. Mr. Gady also has experience as a director as a former board member of the International Agricultural Marketing Association.

Richard A. Hauser.  Mr. Hauser has served as a Trustee on the Board of the Fund Complex since 2004, as Chair of the Board since 2012 and as Chair of the Ethics and Compliance Committee from 2005 through 2011. He is a licensed attorney and is currently Vice President and Assistant General Counsel for a large publicly traded aerospace company. Mr. Hauser was formerly a partner in a large national law firm and has held senior positions in government, including as deputy White House counsel to President Ronald Reagan and as general counsel for the U.S. Department of Housing and Urban Development. He has experience as a director as a former board member and chairman of The Luther Institute and the Pennsylvania Avenue Development Corporation and a former director on the board of the Washington Hospital Center.

Marc S. Joseph.  Mr. Joseph has served as a Trustee on the Board of the Fund Complex since 2011 and as Chair of the Ethics and Compliance Committee since 2012. He has more than 20 years of experience in the investment industry, including over five years as a portfolio manager for mutual funds and institutional accounts and three years as a chief investment officer. Mr. Joseph is the co-founder of a consulting and advisory firm registered with the Financial Conduct Authority, the regulator of financial service providers in the United Kingdom. As the founder and Managing Director of another private investing and consulting company, he has provided services as a mediator or arbitrator for cases involving disputes with broker-dealers.

Paul R. Laubscher.  Mr. Laubscher has served as a Trustee on the Board of the Fund Complex since 2009 and as Chair of the Investment Committee since 2010. He is a holder of the Chartered Financial Analyst designation and has over 20 years of experience as a portfolio manager. Mr. Laubscher has for the last 17 years served as a senior investment manager of the retirement fund of a large public technology company.

James A. Nussle.  Mr. Nussle has served as a Trustee on the Board of the Fund Complex since 2011. He has more than 20 years of public service experience, including serving as a Representative from Iowa in the House of Representatives from 1991 through 2007 and as Director of the U.S. Office of Management and Budget. Mr. Nussle is a founding member, president and chief executive officer of the Nussle Group, a public affairs media and strategic consulting firm, and he also serves as an executive officer of a trade association of renewable energy companies. Mr. Nussle has gained experience as a director on the advisory board of a private equity firm and on the board of several non-profit organizations.

Douglas D. Sims.  Mr. Sims has served as a Trustee on the Board of the Fund Complex since 2006 and as Chair of the Audit Committee since 2009. Mr. Sims has over 37 years of experience in the financial services industry, including experience gained as the former chief executive officer of CoBank, a cooperative bank that provided financing to agribusinesses and rural-based customers.

Constance L. Souders.  Ms. Souders has served as a Trustee on the Board of the Fund Complex since 2007 and as Chair of the Contracts Committee since 2010. She also serves as the Audit Committee financial expert. Ms. Souders has over 20 years of experience in the mutual fund industry, including eight years as the former Treasurer of a mutual fund complex and registered investment adviser and the Financial and Operations General Securities Principal of a mutual fund distributor.

Russell W. Swansen.  Mr. Swansen has served as a Trustee on the Board of the Fund Complex since 2009. He has over 25 years of experience as a portfolio manager and has served as a Senior Vice President and Chief Investment Officer of Thrivent Financial since 2003. Mr. Swansen has executive and business experience as a former managing director of an investment bank and as a former president of another registered investment adviser. He has gained experience as a director on the board of several companies (both public and private) and a non-profit organization that supports medical research for the treatment and cure of childhood cancers. Mr. Swansen was formerly a director on the board of a mining equipment manufacturer and has been a board member of several private companies.

David S. Royal.  Mr. Royal has 18 years of experience advising and working for mutual fund complexes. He is currently the President of the Fund Complex. Prior to his current position, Mr. Royal was Deputy General Counsel for Thrivent Financial and the Secretary and Chief Legal Officer of the Fund Complex. Before joining Thrivent, Mr. Royal was a partner at an international law firm based in Chicago. Mr. Royal teaches a course at a law school about the investment management industry. He also serves on the board of directors of a non-profit organization and is currently the Vice Chair.

The following tables provide additional information about the Trustees and officers of the Trust.

Interested Trustees (1)

Name, Address and Year of Birth	Position with Trust and Length of Service (2)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During Past 5 Years	Other Directorships Held Currently and within Past Five Years
Russell W. Swansen 625 Fourth Avenue South Minneapolis, MN (1957)	Chief Investment Officer since 2015; Trustee since 2009	49	Senior Vice President, Chief Investment Officer, Thrivent Financial since 2003	Currently, Director of Twin Bridge Capital Partners, Invenshure LLC, Children’s Cancer Research Fund, and Intellectual Takeout.

Name, Address and Year of Birth	Position with Trust and Length of Service (2)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During Past 5 Years	Other Directorships Held Currently and within Past Five Years
David S. Royal 625 Fourth Avenue South Minneapolis, MN (1971)	President since 2015	49	President, Thrivent Mutual Funds, Thrivent Financial since 2015, Vice President and Deputy General Counsel from 2006 to 2015	Currently, Fairview Hospital Foundation

Independent Trustees (3)

Name, Address and Year of Birth	Position with Trust and Length of Service (2)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During the Past 5 Years	Other Directorships Held Currently and within Past Five Years
Janice B. Case 625 Fourth Avenue South Minneapolis, MN (1952)	Trustee since 2011	49	Retired	Independent Trustee of North American Electric Reliability Corporation (the electric reliability organization (“ERD”) for North America) since 2008

Richard L. Gady 625 Fourth Avenue South Minneapolis, MN (1943)	Trustee since 1987	49	Retired	None

Richard A. Hauser 625 Fourth Avenue South Minneapolis, MN (1943)	Trustee since 2004	49	Vice President and Assistant General Counsel, The Boeing Company since 2007.	None

Marc S. Joseph 625 Fourth Avenue South Minneapolis, MN (1960)	Trustee since 2011	49	Managing Director of Granite Ridge LLP (consulting and advisory firm) since 2009; Managing Director of Triangle Crest (private investing and consulting firm) since 2004.	None

Paul R. Laubscher 625 Fourth Avenue South Minneapolis, MN (1956)	Trustee since 2009	49	Portfolio Manager for U.S. private real estate portfolios of IBM Retirement Funds.	None

Name, Address and Year of Birth	Position with Trust and Length of Service (2)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During the Past 5 Years	Other Directorships Held Currently and within Past Five Years
James A. Nussle 625 Fourth Avenue South Minneapolis, MN (1960)	Trustee since 2011	49	President and Chief Executive Officer of Credit Union National Association since September 2014; President and Chief Operating Officer of Growth Energy (trade association) from 2010 through August 2014; Advisory Board member of AVISTA Capital Partners (private equity firm) since 2010; CEO of The Nussle Group LLC (consulting firm) since 2009.	Currently, Advisory Board member of AVISTA Capital Partners and Director of Portfolio Recovery Associates (PRAA)

Douglas D. Sims 625 Fourth Avenue South Minneapolis, MN (1946)	Trustee since 2006	49	Retired	Currently, Director of Keystone Science School. Previously, Director of the Center for Corporate Excellence

Constance L. Souders 625 Fourth Avenue South Minneapolis, MN (1950)	Trustee since 2007	49	Retired	None

Officers

Name, Address and Year of Birth	Position with Trust and Length of Service (2)	Principal Occupation During the Past 5 Years
David S. Royal 625 Fourth Avenue South Minneapolis, MN (1971)	President since 2015	Vice President, Mutual Funds, Thrivent Financial since 2015; Vice President and Deputy General Counsel from 2006 to 2015

Russell W. Swansen 625 Fourth Avenue South Minneapolis, MN (1957)	Chief Investment Officer since 2015; Trustee since 2009	Senior Vice President and Chief Investment Officer, Thrivent Financial since 2003

Gerard V. Vaillancourt 625 Fourth Avenue South Minneapolis, MN (1967)	Treasurer and Principal Accounting Officer since 2005	Vice President, Mutual Fund Accounting since 2006

Name, Address and Year of Birth	Position with Trust and Length of Service (2)	Principal Occupation During the Past 5 Years
Michael W. Kremenak 625 Fourth Avenue South Minneapolis, MN (1978)	Secretary and Chief Legal Officer since 2015	Vice President, Thrivent Financial since 2015; Senior Counsel, Thrivent Financial from 2013 to 2015; Vice President and Assistant General Counsel at Nuveen Investments from 2011 to 2013

Ted S. Dryden 625 Fourth Avenue South Minneapolis, MN (1965)	Chief Compliance Officer since 2010	Investment Company and Investment Adviser Chief Compliance Officer, Thrivent Financial since December 2010

Janice M. Guimond 625 Fourth Avenue South Minneapolis, MN (1964)	Vice President since 2005	Vice President, Investment Operations, Thrivent Financial since 2004

Kathleen M. Koelling 4321 North Ballard Road Appleton, WI (1977)	Privacy and Identity Theft and Anti-Money Laundering Officer since 2011	Privacy and Identity Theft and Anti-Money Laundering Officer, Thrivent Financial since 2011; Senior Counsel, Thrivent Financial since 2002

Mark D. Anema 625 Fourth Avenue South Minneapolis, MN (1961)	Vice President since 2012	Vice President, New Product Management and Development, Thrivent Financial since 2007

Kathryn A. Stelter 625 Fourth Avenue South Minneapolis, MN (1962)	Vice President since 2015	Director, Mutual Fund Operations, Thrivent Financial since 2014; Director, Mutual Fund Operations at Hartford Funds from 2006 to 2014

James M. Odland 625 Fourth Avenue South Minneapolis, MN (1955)	Assistant Secretary since 2006	Vice President, Managing Counsel, Thrivent Financial since 2005

Todd J. Kelly 4321 North Ballard Road Appleton, WI (1969)	Assistant Treasurer since 1999	Director, Fund Accounting Operations, Thrivent Financial since 2002

Sarah L. Bergstrom 625 Fourth Avenue South Minneapolis, MN (1977)	Assistant Treasurer since 2007	Director, Fund Accounting Administration, Thrivent Financial since 2007

(1)	“Interested person” of the Trust as defined in the 1940 Act by virtue of a position with Thrivent Financial. Mr. Swansen and Mr. Royal are considered an interested person because of their principal occupation with Thrivent Financial.
(2)	Each Trustee generally serves an indefinite term until her or his successor is duly elected and qualified. Officers generally serve at the discretion of the board until their successors are duly appointed and qualified.
(3)	The Trustees, other than Mr. Swansen or Mr. Royal, are not “interested persons” of the Trust and are referred to as “Independent Trustees.”

Committees of the Board of Trustees

Committee	Members (1)	Function	Meetings Held During Last Fiscal Year
Audit	Janice B. Case Richard L. Gady Richard A. Hauser Marc S. Joseph Paul R. Laubscher James A. Nussle Douglas D. Sims Constance L. Souders	The 1940 Act requires that the Trusts’ independent auditors be selected by a majority of those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust. The Audit Committee is responsible for recommending the engagement or retention of the Trust’s independent accountants, reviewing with the independent accountants the plan and the results of the auditing engagement, approving professional services, including permitted non-audit services, provided by the independent accountants prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent accountants, reviewing the scope and results of procedures of internal auditing, and reviewing the system of internal accounting control.	6

Contracts	Janice B. Case Richard L. Gady Richard A. Hauser Marc S. Joseph Paul R. Laubscher James A. Nussle Douglas D. Sims Constance L. Souders	The function of the Contracts Committee is to assist the Board of Trustees in fulfilling its duties with respect to the review and approval of contracts between the Trust and other entities, including entering into new contracts and the renewal of existing contracts. The Contracts Committee considers investment advisory, distribution, transfer agency, administrative service and custodial contracts, and such other contracts as the Board of Trustees deems necessary or appropriate for the continuation of operations of each Fund.	6

Ethics and Compliance	Janice B. Case Richard L. Gady Richard A. Hauser Marc S. Joseph Paul R. Laubscher James A. Nussle Douglas D. Sims Constance L. Souders	The function of the Ethics and Compliance Committee is to monitor the ethics of the Adviser and oversee the legal and regulatory compliance matters of the Funds.	4

Committee	Members (1)	Function	Meetings Held During Last Fiscal Year
Governance	Janice B. Case Richard L. Gady Richard A. Hauser Marc S. Joseph Paul R. Laubscher James A. Nussle Dougles D. Sims Constance L. Souders	The Governance Committee assists the Board of Trustees in fulfilling its duties with respect to the governance of the Trust, including recommendations regarding evaluation of the Board of Trustees, compensation of the Trustees and composition of the committees and the Board’s membership. The Governance Committee makes recommendations regarding nominations for Trustees and will consider nominees suggested by shareholders sent to the attention of the President of the Trust.	4

Investments	Janice B. Case Richard L. Gady Richard A. Hauser Marc S. Joseph Paul R. Laubscher James A. Nussle Dougles D. Sims Constance L. Souders	The Investment Committee assists the Board of Trustees in its oversight of the investment performance of the Funds; the Funds’ consistency with their investment objectives and styles; management’s selection of benchmarks, peer groups and other performance measures for the Funds; and the range of investment options offered to investors in the Funds. In addition, the Committee assists the Board in its review of investment-related aspects of management’s proposals such as new Funds or Fund reorganizations.	4

(1)	The Independent Trustees serve as members of each Committee.

Beneficial Interest in the Funds by Trustees

The following tables provide information, as of December 31, 2015, regarding the dollar range of beneficial ownership by each Trustee in each series of the Trust. The dollar range shown in the third column reflects the aggregate amount of each Trustee’s beneficial ownership in all registered investment companies, not including ownership through deferred compensation, within the investment company complex that are overseen by the Trustee. For Independent Trustees only, the last column sets forth the dollar range of each Trustee’s deferred compensation, which is effectively invested in the Thrivent Mutual Funds and allocated among individual Funds as determined by the Trustee. For more information on the deferred compensation plan and for the aggregate amount of each Trustee’s deferred compensation, see “Compensation of Trustees” below.

Interested Trustees

Name of Trustee	Dollar Range of Beneficial Ownership in the Funds	Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies
David S. Royal	Thrivent Aggressive Allocation Fund
Thrivent Moderately Aggressive Allocation Fund
Thrivent Moderate Allocation Fund
Thrivent Moderately Conservative Allocation Fund
Thrivent Partner Emerging Markets Equity Fund
Thrivent Small Cap Stock Fund
Thrivent Mid Cap Stock Fund
Thrivent Partner Worldwide Allocation Fund
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Thrivent Growth and Income Plus Fund
Thrivent Balanced Income Plus Fund
Thrivent High Yield Fund
Thrivent Diversified Income Plus Fund
Thrivent Municipal Bond Fund
Thrivent Income Fund
Thrivent Opportunity Income Plus Fund
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund
Thrivent Money Market Fund

Russell W. Swansen	Thrivent Aggressive Allocation Fund
Thrivent Moderately Aggressive Allocation Fund
Thrivent Moderate Allocation Fund
Thrivent Moderately Conservative Allocation Fund
Thrivent Partner Emerging Markets Equity Fund
Thrivent Small Cap Stock Fund
Thrivent Mid Cap Stock Fund
Thrivent Partner Worldwide Allocation Fund
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Thrivent Growth and Income Plus Fund
Thrivent Balanced Income Plus Fund
Thrivent High Yield Fund
Thrivent Diversified Income Plus Fund
Thrivent Municipal Bond Fund
Thrivent Income Fund
Thrivent Opportunity Income Plus Fund
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund
Thrivent Money Market Fund

Independent Trustees

Name of Trustee	Dollar Range of Beneficial Ownership in the Funds	Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies	Dollar Range through Deferred Compensation
Janice B. Case	Thrivent Aggressive Allocation Fund
Thrivent Moderately Aggressive Allocation Fund
Thrivent Moderate Allocation Fund
Thrivent Moderately Conservative Allocation Fund
Thrivent Partner Emerging Markets Equity Fund
Thrivent Small Cap Stock Fund
Thrivent Mid Cap Stock Fund
Thrivent Partner Worldwide Allocation Fund
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Thrivent Growth and Income Plus Fund
Thrivent Balanced Income Plus Fund
Thrivent High Yield Fund
Thrivent Diversified Income Plus Fund
Thrivent Municipal Bond Fund
Thrivent Income Fund
Thrivent Opportunity Income Plus Fund
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund
Thrivent Money Market Fund

Richard L. Gady	Thrivent Aggressive Allocation Fund
Thrivent Moderately Aggressive Allocation Fund
Thrivent Moderate Allocation Fund
Thrivent Moderately Conservative Allocation Fund
Thrivent Partner Emerging Markets Equity Fund
Thrivent Small Cap Stock Fund
Thrivent Mid Cap Stock Fund
Thrivent Partner Worldwide Allocation Fund
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Thrivent Growth and Income Plus Fund
Thrivent Balanced Income Plus Fund
Thrivent High Yield Fund
Thrivent Diversified Income Plus Fund
Thrivent Municipal Bond Fund
Thrivent Income Fund
Thrivent Opportunity Income Plus Fund
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund
Thrivent Money Market Fund

Richard A. Hauser	Thrivent Aggressive Allocation Fund
Thrivent Moderately Aggressive Allocation Fund
Thrivent Moderate Allocation Fund

Name of Trustee	Dollar Range of Beneficial Ownership in the Funds	Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies	Dollar Range through Deferred Compensation
Thrivent Moderately Conservative Allocation Fund
Thrivent Partner Emerging Markets Equity Fund
Thrivent Small Cap Stock Fund
Thrivent Mid Cap Stock Fund
Thrivent Partner Worldwide Allocation Fund
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Thrivent Growth and Income Plus Fund
Thrivent Balanced Income Plus Fund
Thrivent High Yield Fund
Thrivent Diversified Income Plus Fund
Thrivent Municipal Bond Fund
Thrivent Income Fund
Thrivent Opportunity Income Plus Fund
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund
Thrivent Money Market Fund

Marc S. Joseph	Thrivent Aggressive Allocation Fund
Thrivent Moderately Aggressive Allocation Fund
Thrivent Moderate Allocation Fund
Thrivent Moderately Conservative Allocation Fund
Thrivent Partner Emerging Markets Equity Fund
Thrivent Small Cap Stock Fund
Thrivent Mid Cap Stock Fund
Thrivent Partner Worldwide Allocation Fund
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Thrivent Growth and Income Plus Fund
Thrivent Balanced Income Plus Fund
Thrivent High Yield Fund
Thrivent Diversified Income Plus Fund
Thrivent Municipal Bond Fund
Thrivent Income Fund
Thrivent Opportunity Income Plus Fund
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund
Thrivent Money Market Fund

Paul R. Laubscher	Thrivent Aggressive Allocation Fund
Thrivent Moderately Aggressive Allocation Fund
Thrivent Moderate Allocation Fund
Thrivent Moderately Conservative Allocation Fund
Thrivent Partner Emerging Markets Equity Fund
Thrivent Small Cap Stock Fund
Thrivent Mid Cap Stock Fund

Name of Trustee	Dollar Range of Beneficial Ownership in the Funds	Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies	Dollar Range through Deferred Compensation
Thrivent Partner Worldwide Allocation Fund
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Thrivent Growth and Income Plus Fund
Thrivent Balanced Income Plus Fund
Thrivent High Yield Fund
Thrivent Diversified Income Plus Fund
Thrivent Municipal Bond Fund
Thrivent Income Fund
Thrivent Opportunity Income Plus Fund
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund
Thrivent Money Market Fund

James A. Nussle	Thrivent Aggressive Allocation Fund
Thrivent Moderately Aggressive Allocation Fund
Thrivent Moderate Allocation Fund
Thrivent Moderately Conservative Allocation Fund
Thrivent Partner Emerging Markets Equity Fund
Thrivent Small Cap Stock Fund
Thrivent Mid Cap Stock Fund
Thrivent Partner Worldwide Allocation Fund
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Thrivent Growth and Income Plus Fund
Thrivent Balanced Income Plus Fund
Thrivent High Yield Fund
Thrivent Diversified Income Plus Fund
Thrivent Municipal Bond Fund
Thrivent Income Fund
Thrivent Opportunity Income Plus Fund
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund
Thrivent Money Market Fund

Douglas D. Sims	Thrivent Aggressive Allocation Fund
Thrivent Moderately Aggressive Allocation Fund
Thrivent Moderate Allocation Fund
Thrivent Moderately Conservative Allocation Fund
Thrivent Partner Emerging Markets Equity Fund
Thrivent Small Cap Stock Fund
Thrivent Mid Cap Stock Fund
Thrivent Partner Worldwide Allocation Fund
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund

Name of Trustee	Dollar Range of Beneficial Ownership in the Funds	Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies	Dollar Range through Deferred Compensation
Thrivent Large Cap Stock Fund
Thrivent Growth and Income Plus Fund
Thrivent Balanced Income Plus Fund
Thrivent High Yield Fund
Thrivent Diversified Income Plus Fund
Thrivent Municipal Bond Fund
Thrivent Income Fund
Thrivent Opportunity Income Plus Fund
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund
Thrivent Money Market Fund

Constance L. Souders	Thrivent Aggressive Allocation Fund
Thrivent Moderately Aggressive Allocation Fund
Thrivent Moderate Allocation Fund
Thrivent Moderately Conservative Allocation Fund
Thrivent Partner Emerging Markets Equity Fund
Thrivent Small Cap Stock Fund
Thrivent Mid Cap Stock Fund
Thrivent Partner Worldwide Allocation Fund
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Thrivent Growth and Income Plus Fund
Thrivent Balanced Income Plus Fund
Thrivent High Yield Fund
Thrivent Diversified Income Plus Fund
Thrivent Municipal Bond Fund
Thrivent Income Fund
Thrivent Opportunity Income Plus Fund
Thrivent Government Bond Fund
Thrivent Limited Maturity Bond Fund
Thrivent Money Market Fund

Compensation of Trustees

The Trust makes no payments to any of its officers for services performed for the Trust. The Independent Trustees are paid an annual base compensation of $150,000 to serve on the Board of Trustees of the Trust, the Board of Directors of Thrivent Series Fund, Inc., and the Board of Trustees of Thrivent Mutual Funds. Each Trustee also receives $5,000 for each in-person meeting attended. The Board Chair is compensated an additional $70,000 per year; the Chair of the Contracts Committee, who also serves as the Audit Committee Financial Expert, is compensated an additional $40,000 per year; the Chair of the Audit Committee, the Chair of the Investments Committee, the Chair of the Governance Committee and the Chair of the Ethics and Compliance Committee are each compensated an additional $20,000 per year. Independent Trustees are reimbursed by the Trust for any expenses they may incur by reason of attending Board meetings or in connection with other services they may perform in connection with their duties as Trustees of the Trust. The Trustees receive no pension or retirement benefits in connection with their service to the Trust.

The following table provides the amounts of compensation paid to the Trustees either directly or in the form of payments made into a deferred compensation plan for the fiscal year ended October 31, 2015:

Name, Position	Aggregate Compensation from Trust for One Year Ending October 31, 2015	Total Compensation Paid by Trust and the Investment Company Complex for One Year Ending October 31, 2015
Janice B. Case Trustee

Richard L. Gady (1) Trustee

Richard A. Hauser (1) Trustee

Marc S. Joseph Trustee

Paul R. Laubscher (1) Trustee

James A. Nussle Trustee

Douglas D. Sims (1) Trustee

Constance L. Souders (1) Trustee

(1)	The Trust has adopted a deferred compensation plan for the benefit of the Independent Trustees of the Trust who wish to defer receipt of a percentage of eligible compensation which they otherwise are entitled to receive from the Trust. Compensation deferred is effectively invested in the Thrivent Mutual Funds, the allocation of which is determined by the individual Trustee. The Trustees participating in the deferred compensation plan do not actually own shares of the Thrivent Mutual Funds through the plan, since deferred compensation is a general liability of the Thrivent Mutual Funds. However, a Trustee’s return on compensation deferred is economically equivalent to an investment in the applicable Thrivent Mutual Funds. As of October 31, 2015, the total amount of deferred compensation payable to Mr. Gady was $ ; the total amount of deferred compensation payable to Mr. Hauser was $ ; the total amount of deferred compensation payable to Mr. Laubscher was $ ; the total amount of deferred compensation payable to Mr. Sims was $ ; the total amount of deferred compensation payable to Ms. Souders was $ ; and the total amount of deferred compensation payable to Mr. Joseph was $ .

SIGNIFICANT SHAREHOLDERS

As of January 4, 2016, the following were significant shareholders of a Fund’s securities. This list of shareholders includes affiliates of the Funds and the Funds themselves.

Name	Fund	Percent Owned
Thrivent Moderate Allocation Fund	Thrivent Mid Cap Stock Fund
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Income Fund
Thrivent High Yield Fund
Thrivent Limited Maturity Bond Fund
Thrivent Partner Worldwide Allocation Fund
Thrivent Government Bond Fund
Thrivent Small Cap Stock Fund

Thrivent Moderately Aggressive Allocation Fund	Thrivent Mid Cap Stock Fund
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Thrivent Small Cap Stock Fund
Thrivent Income Fund
Thrivent Partner Worldwide Allocation Fund
Thrivent High Yield Fund
Thrivent Government Bond Fund

Thrivent Aggressive Allocation Fund	Thrivent Partner Worldwide Allocation Fund
Thrivent Large Cap Value Fund
Thrivent Small Cap Stock Fund
Thrivent Large Cap Growth Fund

Thrivent Moderately Conservative Allocation Fund	Thrivent Large Cap Value Fund
Thrivent Limited Maturity Bond Fund
Thrivent Partner Worldwide Allocation Fund
Thrivent Government Bond Fund
Thrivent Income Fund

Thrivent Financial for Lutherans	Thrivent Partner Worldwide Allocation
625 Fourth Ave. So.	Thrivent Partner Emerging Markets Equity Fund
Mpls, MN
55415-1624

Interfaith Community Foundation	Thrivent Government Bond Fund
625 Fourth Avenue South, Suite 1500	Thrivent Large Cap Growth Fund
Minneapolis, MN 55415-1624

Fox Cities Performing	Thrivent Opportunity Income Fund
Arts Center
400 W. College Ave
Appleton, WI 54911-5931

Management Ownership

As of January 1, 2016, the officers and Trustees as a group owned less than 1% of a Fund’s share class.

Material Transactions with Independent Trustees.

No Independent Trustee of the Trust or any immediate family member of an Independent Trustee has had, during the two most recently completed calendar years, a direct or indirect interest in the investment adviser, the principal underwriter, or a subadviser for the Funds, or in any person directly or indirectly controlling, controlled by or under common control with the investment adviser, the principal underwriter, or a subadviser for the Funds exceeding $120,000. In addition, no Independent Trustee of the Trust or any of their immediate family members has had, during the two most recently completed calendar years, a direct or indirect material interest in any transaction or series of similar transactions in which the amount involved exceeds $120,000 and to which one of the parties was the Trust; an officer of the Trust; an investment company or an officer of any investment company having the same investment adviser, subadviser or principal underwriter as the Funds as its investment adviser or principal underwriter or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by or under common control with the investment adviser, subadviser or principal underwriter of the Funds; the Funds’ investment adviser or principal underwriter; an officer of the Funds’ investment adviser or principal underwriter; or a person or an officer of a person directly or indirectly controlling, controlled by or under common control with the investment adviser or the principal underwriter of the Funds (an “Associated Person”). No Independent Trustee of the Trust or a member of the immediate family of an Independent Trustee has had, in the two most recently completed calendar years, a direct or indirect relationship with any Associated Person involving an amount in excess of $120,000 and which involved: payments for property or services to or from any Associated Person; provision of legal services to any Associated Person; provision of investment banking services to any Associated Person, other than as a participating underwriter in a syndicate; or, any consulting or other relationship that is substantially similar in nature and scope to these types of relationships.

INVESTMENT ADVISER, INVESTMENT SUBADVISERS AND PORTFOLIO MANAGERS

Investment Adviser

The Funds’ investment adviser Thrivent Asset Mgt. was organized as a Delaware limited liability company on September 23, 2005. Thrivent Asset Mgt. is a subsidiary of both Thrivent Financial Holdings, Inc. and TLIC, both of which are wholly owned subsidiaries of Thrivent Financial. Thrivent Financial Holdings, Inc. and TLIC own respectively 80% and 20% of Thrivent Asset Mgt.’s membership interests.

Thrivent Asset Mgt., 625 Fourth Avenue South, Minneapolis, Minnesota 55415 is the investment adviser for each of the Funds. The officers and directors of Thrivent Asset Mgt. who are affiliated with the Trust are set forth below under “Affiliated Persons.”

Investment decisions for each of the Funds (except for Thrivent Partner Worldwide Allocation Fund (excluding the portion invested in U.S. securities), and Thrivent Partner Emerging Markets Equity Fund (collectively, the “Subadvised Funds”)) are made by Thrivent Asset Mgt., subject to the overall direction of the Board of Trustees. Thrivent Asset Mgt. also provides investment research and supervision of each of the Fund’s investments (except for the investments of the Subadvised Funds that are not managed, as noted above, by Thrivent Asset Mgt.) and conducts a continuous program of investment evaluation and appropriate disposition and reinvestment of these assets.

Thrivent Asset Mgt. Portfolio Managers

Other Accounts Managed by the Thrivent Asset Mgt. Portfolio Managers

The following table provides information relating to other accounts managed by Thrivent Asset Mgt. portfolio managers as of October 31, 2015:

	Other Registered Investment Companies[1]		Other Accounts
Portfolio Manager	# of Accounts Managed	Assets Managed	# of Accounts Managed	Assets Managed
Russell W. Swansen	4		0
David C. Francis	7		3
Mark L. Simenstad	7		0
Darren M. Bagwell	4		1
Kurt J. Lauber	2		2
Brian J. Flanagan	1		2
Matthew D. Finn	1		2
James M. Tinucci	1		0
Michael G. Landreville	3		3
Gregory R. Anderson	2		3
Paul J. Ocenasek	2		0
Conrad E. Smith	1		2
Stephen D. Lowe	4		3
Janet I. Grangaard	0		0
William D. Stouten	1		3
Noah J. Monson	3		0
Reginald L. Pfiefer	3		1
Kent L. White	1		2

1	The “Other Registered Investment Companies” represent (a) series of Thrivent Series Fund, Inc., which have substantially similar investment objectives and policies as the Fund(s) managed by the portfolio manager listed and (b) Thrivent Cash Management Trust, in the case of William D. Stouten.
2	As of December 31, 2015, the Assets Managed totaled $ .

Compensation

Each portfolio manager of Thrivent Asset Mgt. is compensated by an annual base salary and an annual bonus, in addition to the various benefits that are available to all employees of Thrivent Financial. The annual base salary for each portfolio manager is a fixed amount that is determined annually according to the level of responsibility and performance. The annual bonus provides for a variable payment that is attributable to the relative pre-tax performance of each fund or account managed by the portfolio manager measured for one- and three-year periods against the median performance of other funds in the same peer group, as classified by Lipper, Inc., or an index constructed with comparable criteria. Some portfolio managers also participate in Thrivent Financial’s long-term incentive plan, which provides for an additional variable payment based on the extent to which Thrivent Financial met corporate goals related to the value of new business during the previous three-year period.

Conflicts of Interest

Portfolio managers at Thrivent Asset Mgt. typically manage multiple accounts. These accounts may include, among others, mutual funds, proprietary accounts and separate accounts (assets managed on behalf of pension funds, foundations and other investment accounts). The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees. In addition, the side-by-side management of these funds and accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. Thrivent Asset Mgt. seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, Thrivent Asset Mgt. has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

Ownership in the Funds

The following table provides information as of October 31, 2015 on the dollar range of beneficial ownership by each portfolio manager for each Fund he or she manages. Dollar values disclosed with respect to the Thrivent Growth and Income Plus Fund and the Thrivent Diversified Income Plus Fund and each listed Portfolio are as of December 31, 2015.

Portfolio Manager	Fund	Fund Ownership	Portfolio[1]	Portfolio Ownership	Ownership in Fund Complex[2]
Russell W. Swansen	Thrivent Aggressive Allocation Fund		Thrivent Aggressive Allocation Portfolio
	Thrivent Moderately Aggressive Allocation Fund		Thrivent Moderately Aggressive Allocation Portfolio
	Thrivent Moderate Allocation Fund		Thrivent Moderate Allocation Portfolio
	Thrivent Moderately Conservative Allocation Fund		Thrivent Moderately Conservative Allocation Portfolio

David C. Francis	Thrivent Aggressive Allocation Fund		Thrivent Aggressive Allocation Portfolio
	Thrivent Moderately Aggressive Allocation Fund		Thrivent Moderately Aggressive Allocation Portfolio
	Thrivent Moderate Allocation Fund		Thrivent Moderate Allocation Portfolio
	Thrivent Moderately Conservative Allocation Fund		Thrivent Moderately Conservative Allocation Portfolio

Portfolio Manager	Fund	Fund Ownership	Portfolio[1]	Portfolio Ownership	Ownership in Fund Complex[2]
	Thrivent Partner Worldwide Allocation Fund		Thrivent Partner Worldwide Allocation Portfolio
	Thrivent Large Cap Growth Fund		Thrivent Large Cap Growth Portfolio
	Thrivent Large Cap Stock Fund		Thrivent Large Cap Stock Portfolio

Mark L. Simenstad	Thrivent Aggressive Allocation Fund		Thrivent Aggressive Allocation Portfolio
	Thrivent Moderately Aggressive Allocation Fund		Thrivent Moderately Aggressive Allocation Portfolio
	Thrivent Moderate Allocation Fund		Thrivent Moderate Allocation Portfolio
	Thrivent Moderately Conservative Allocation Fund		Thrivent Moderately Conservative Allocation Portfolio
	Thrivent Diversified Income Plus Fund		Thrivent Diversified Income Plus Portfolio
	Thrivent Growth and Income Plus Fund		Thrivent Growth and Income Plus Portfolio
	Thrivent Balanced Income Plus Fund		Thrivent Balanced Income Portfolio

Darren M. Bagwell	Thrivent Balanced Income Plus Fund		Thrivent Balanced Income Plus Portfolio
	Thrivent Growth and Income Plus Fund		Thrivent Growth and Income Plus Portfolio
	Thrivent Diversified Income Plus Fund		Thrivent Diversified Income Plus Portfolio
	Thrivent Large Cap Growth Fund		Thrivent Large Cap Growth Portfolio

Brian J. Flanagan	Thrivent Mid Cap Stock Fund		Thrivent Mid Cap Stock Portfolio

Matthew D. Finn	Thrivent Small Cap Stock Fund		Thrivent Small Cap Stock Portfolio

James M. Tinucci	Thrivent Small Cap Stock Fund		Thrivent Small Cap Stock Portfolio

Michael G. Landreville	Thrivent Opportunity Income Plus Fund		Thrivent Bond Index Portfolio
	Thrivent Government Bond Fund		Thrivent Opportunity Income Plus Portfolio
	Thrivent Limited Maturity Bond Fund		Thrivent Limited Maturity Bond Portfolio

Gregory R. Anderson	Thrivent Opportunity Income Plus Fund		Thrivent Opportunity Income Plus Portfolio
	Thrivent Limited Maturity Bond Fund		Thrivent Limited Maturity Bond Portfolio

Paul J. Ocenasek	Thrivent High Yield Fund		Thrivent High Yield Portfolio
	Thrivent Opportunity Income Plus Fund		Thrivent Opportunity Income Plus Portfolio

Portfolio Manager	Fund	Fund Ownership	Portfolio[1]	Portfolio Ownership	Ownership in Fund Complex[2]
Stephen D. Lowe	Thrivent Income Fund		Thrivent Income Portfolio
	Thrivent Growth and Income Plus Fund		Thrivent Growth and Income Plus Portfolio
	Thrivent Balanced Income Plus Fund		Thrivent Balanced Income Plus Portfolio
	Thrivent Diversified Income Plus Fund		Thrivent Diversified Income Plus Portfolio

Janet I. Grangaard	Thrivent Municipal Bond Fund

William D. Stouten	Thrivent Money Market Fund		Thrivent Money Market Portfolio

Conrad E. Smith	Thrivent Opportunity Income Plus Fund		Thrivent Opportunity Income Plus Portfolio

Kurt J. Lauber	Thrivent Large Cap Value Fund		Thrivent Large Cap Value Portfolio
	Thrivent Large Cap Stock Fund		Thrivent Large Cap Stock Portfolio

Noah J. Monson	Thrivent Growth and Income Plus Fund		Thrivent Growth and Income Plus Portfolio
	Thrivent Balanced Income Plus Fund		Thrivent Balanced Income Plus Portfolio
	Thrivent Diversified Income Plus Fund		Thrivent Diversified Income Plus Portfolio

Reginald L. Pfiefer	Thrivent Growth and Income Plus Fund		Thrivent Growth and Income Plus Portfolio
	Thrivent Balanced Income Plus Fund		Thrivent Balanced Income Plus Portfolio
	Thrivent Diversified Income Plus Fund		Thrivent Diversified Income Plus Portfolio
Thrivent Real Estate Securities Portfolio

Kent L. White	Thrivent Opportunity Income Plus Fund		Thrivent Opportunity Income Plus Portfolio

(1)	Each Portfolio listed is a series of Thrivent Series Fund, Inc., is managed by the same portfolio manager(s) and has substantially similar investment objectives and policies to the corresponding Fund listed.
(2)	Ownership in Fund Complex includes investments in Thrivent Mutual Funds and Thrivent Series Fund, Inc.

Investment Subadvisers

Thrivent Asset Mgt. has engaged the following subadvisers for Thrivent Partner Emerging Markets Equity Fund and, to the extent invested in non-U.S. securities, Thrivent Partner Worldwide Allocation Fund. Investment decisions for those Funds are made by the subadvisers, subject to the overall direction of the Board of Trustees and Thrivent Asset Mgt.

Thrivent Partner Emerging Markets Equity Fund

Investment decisions for Thrivent Partner Emerging Markets Equity Fund are made by Aberdeen Asset Managers Limited (“Aberdeen”). Aberdeen is located at 10 Queens Terrace, Aberdeen, United Kingdom AB10 1YG. Aberdeen is a subsidiary of Aberdeen Asset Management PLC (“Aberdeen PLC”), which was organized in 1983. Aberdeen PLC is the parent company of an asset management

group managing approximately $         billion in assets as of December 31, 2015 for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients.

Aberdeen Portfolio Managers

Other Accounts Managed by Aberdeen Portfolio Managers

The following table provides information about the other accounts managed by Aberdeen team members as of October 31, 2015.

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets in the Accounts (in millions)	# of Accounts Managed with Advisory Fee Based On Performance	Total Assets with Advisory Fee Based on Performance (in millions)
Devan Kaloo	Registered Investment Companies:
Other Pooled Investment Vehicles:
Other Accounts:

Joanne Irvine	Registered Investment Companies:
Other Pooled Investment Vehicles:
Other Accounts:

Mark Gordon-James	Registered Investment Companies:
Other Pooled Investment Vehicles:
Other Accounts:

Fiona Manning	Registered Investment Companies:
Other Pooled Investment Vehicles:
Other Accounts:

Hugh Young	Registered Investment Companies:
Other Pooled Investment Vehicles:
Other Accounts:

Compensation

Aberdeen’s remuneration policies are designed to support our business strategy, as a leading international asset manager. The objective is to attract, retain and reward talented individuals for the delivery of sustained, superior returns for our clients and shareholders. Aberdeen operates in a highly competitive international employment market, and aims to maintain its strong track record of success in developing and retaining talent.

The policy is to recognise corporate and individual achievements each year through an appropriate annual bonus scheme. The aggregate value of awards in any year is dependent on the Group’s overall performance and profitability. Consideration is also given to the levels of bonuses paid in the market. Individual awards which are payable to all members of staff are determined by a rigorous assessment of achievement against defined objectives.

A long-term incentive plan for key staff and senior employees comprises of a mixture of cash and deferred shares in Aberdeen PLC or select Aberdeen funds (where applicable). Overall compensation packages are designed to be competitive relative to the investment management industry.

Base Salary

Any increase is to reflect inflation and is applied in a manner consistent with other Group employees; any other increases must be justified by reference to promotion or changes in responsibilities. The Policy is to pay a fair salary commensurate with the individual’s role, responsibilities and experience, and having regard to the market rates being offered for similar roles in the asset management sector and other comparable companies.

Annual Bonus

The Policy is to recognise corporate and individual achievements each year through an appropriate annual bonus scheme. The Remuneration Committee determines the KPI’s that will be applied in considering the overall size of the bonus pool. In line with practice amongst other asset management companies, individual bonuses are not subject to an absolute cap. However, the aggregate size of the bonus pool is dependent on the group’s overall performance and profitability. Consideration is also given to the levels of bonuses paid in the market. Individual awards are determined by a rigorous assessment of achievement against defined objectives, and are reviewed and approved by the Remuneration Committee.

The deferral policy is intended to assist in the retention of talent and to create additional alignment of executives’ interests with Aberdeen’s sustained performance and, in respect of the deferral into funds, managed by Aberdeen, to align the interest of asset managers with our clients.

Staff performance is reviewed formally at least once a year. The review process looks at all of the ways in which an individual has contributed to the Aberdeen Group, and specifically, in the case of portfolio managers, to the relevant investment team. Discretionary bonuses are based on client service, asset growth and the performance of the respective portfolio manager. Overall participation in team meetings, generation of original research ideas and contribution to presenting the team externally are also evaluated.

In the calculation of a portfolio management team’s bonus, the Aberdeen Group takes into consideration investment matters (which include the performance of funds, adherence to the company investment process, and quality of company meetings) as well as more subjective issues such as team participation and effectiveness at client presentations. To the extent performance is factored in, such performance is not judged against any specific benchmark and is evaluated over the period of a year - January to December. The pre- or after-tax performance of an individual account is not considered in the determination of a portfolio manager’s discretionary bonus; rather the review process evaluates the overall performance of the team for all of the accounts they manage.

Portfolio manager performance on investment matters is judged over all of the accounts the portfolio manager contributes to and is documented in the appraisal process. A combination of the team’s and individual’s performance is considered and evaluated.

Although performance is not a substantial portion of a portfolio manager’s compensation, the Aberdeen Group also recognizes that fund performance can often be driven by factors outside one’s control, such as (irrational) markets, and as such pays attention to the effort by portfolio managers to ensure integrity of our core process by sticking to disciplines and processes set, regardless of momentum and ‘hot’ themes. Short-terming is thus discouraged and trading-oriented managers will thus find it difficult to thrive in the Aberdeen Group’s environment. Additionally, if any of the aforementioned undue risks were to be taken by a portfolio manager, such trend would be identified via Aberdeen’s dynamic compliance monitoring system.

Conflicts of Interest

An Aberdeen portfolio manager’s management of other accounts may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. A potential conflict of interest may therefore arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Aberdeen believes, however, that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; and (ii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, Aberdeen has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

In some cases, another account managed by the same portfolio manager may compensate Aberdeen based on the performance of the portfolio held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.

Another potential conflict could include instances in which securities considered as investments for the Fund also may be appropriate for other investment accounts managed by the Aberdeen or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, Aberdeen may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of Aberdeen that the benefits outweigh any disadvantage that may arise from exposure to simultaneous transactions. Aberdeen has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.

Ownership of the Fund

None of the portfolio managers own shares of the subadvised Fund.

Thrivent Partner Worldwide Allocation Fund

Investment decisions for Thrivent Partner Worldwide Allocation Fund are made by Mercator Asset Management LP (“Mercator”), Principal Global Investors, LLC (“Principal”), Aberdeen Asset Managers Limited (“Aberdeen”), and Goldman Sachs Asset Management, L.P. (“GSAM”). Mercator is located at 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486, and was founded in 1984. Mercator manages international equity funds for institutional clients, including corporate and public retirement plans, endowments, and foundations. As of December 31, 2015, Mercator managed approximately $         billion in assets including separate accounts, commingled funds and a mutual fund.

Principal is located at 801 Grand Avenue, Des Moines, Iowa 50392. Principal is a direct wholly owned subsidiary of Principal Life Insurance Company. Principal and its predecessor firms have subadvised mutual fund assets since 1969. Principal, together with its affiliated asset management companies, had approximately $         billion in assets under management as of December 31, 2015. Aberdeen is located at 10 Queens Terrace, Aberdeen, United Kingdom AB10 1YG and is a subsidiary of Aberdeen Asset Management PLC (“Aberdeen PLC”), which was organized in 1983. Aberdeen PLC is the parent company of an asset management group managing approximately $         billion in assets as of December 31, 2015 for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients. GSAM is located at 200 West Street, New York, New York 10282-2198. GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman Sachs. As of December 31, 2015, GSAM, including its investment advisory affiliates, had assets under management of approximately $         million.

Mercator Portfolio Managers

Other Accounts Managed by Mercator Portfolio Manager

The following table provides information about the other accounts managed by James E. Chaney, the portfolio manager of the Mercator portion of the Fund, as of October 31, 2015.

	Total # of Accounts Managed	Total Assets
• Registered Investment Companies:	2
• Other Pooled Investment Vehicles:	2
• Other Accounts:	14

One of the “other accounts” listed above has a performance-based advisory fee and has assets of $        .

Compensation

Mr. Chaney receives compensation that is equal to a pre-determined pro-rata share of Mercator’s net profitability. This pre-determined pro-rata share is dependent upon his length of tenure with the firm, his level of responsibility and overall contribution. It is the only form of compensation that he receives and is very dependent upon the firm’s asset performance. He receives no base salary, is not part of a bonus system and receives no deferred compensation. Mr. Chaney is also offered an attractive retirement plan.

Conflicts of Interest

Mercator, as a fiduciary, has an affirmative duty of care, loyalty, honesty, and good faith to act in the best interests of its clients. In order to comply with this duty, Mercator has a written Code of Ethics that requires that all Access Persons avoid conflicts of interest and avoid situations that have even the appearance of conflict or impropriety. If any conflict may arise with respect to a client, all material facts concerning such conflict must be fully disclosed.

Ownership of the Fund

Mr. Chaney does not own shares of the subadvised Fund.

Principal Portfolio Managers

Other Accounts Managed by Principal Portfolio Managers

The following table provides information about other accounts managed by the Principal portfolio managers as of October 31, 2015.

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets
Paul Blankenhagen	Registered Investment Companies:	3	$7,007.4
	Other Pooled Investment Vehicles:	3	$2,945.0
	Other Accounts:	4	$404.1

Juliet Cohn	Registered Investment Companies:	3	$7,007.4
	Other Pooled Investment Vehicles:	3	$2,945.0
	Other Accounts:	4	$404.1

John Pihlblad	Registered Investment Companies:	1	$515.1
	Other Pooled Investment Vehicles:	1	$97.9
	Other Accounts:	4	$521.9

Mark Nebelung	Registered Investment Companies:	3	$533.0
	Other Pooled Investment Vehicles:	1	$97.9
	Other Accounts:	5	$636.7

None of the accounts listed above has a performance-based advisory fee.

Compensation

Principal Global Equities offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms. The objectives are to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.

Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The incentive component is well aligned with client objectives, with the largest determinant being investment performance, which generally comprises 60% or more of total variable compensation.

Relative performance metrics are measured over rolling one-year, three-year and five-year periods, calculated quarterly. Emphasis is placed on longer term results, with the five year and three year results each comprising 40% weights, with the remaining 20% based on one year results. Quarterly measurement of rolling period results reinforces the longer term orientation, avoiding undue attention to seasonal or calendar year considerations.

The remaining portion of variable compensation is discretionary, in the form of a Profit Sharing Plan based on individual contributions and the overall results of Principal Global Equities. This structure was introduced in 2009, to better align with the longer term interests of clients and team members. Under this structure, business metrics are aligned specifically with the results of Principal Global Equities rather than the broader parent organization.

For portfolio managers and other senior professionals, a portion of variable compensation is deferred, with three year vesting. Deferred compensation takes the form of a combination of deferred cash, investment in our equity funds and PFG restricted stock.

The benefits of this structure are three fold. First, the emphasis on investment performance as the largest driver of variable compensation provides strong alignment of interests with client objectives. Second, the discretionary Profit Sharing element allows flexibility to reward individual and team contributions at times when our investment strategies may be temporarily out of favor. Third, the overall measurement framework and the deferred component for senior professionals is well aligned with our desired focus on longer term results, co-investment alongside clients, collaboration and team development.

Conflicts of Interest

Principal provides investment advisory services to numerous clients other than the Fund. The investment objectives and policies of these accounts may differ from those of the Fund. Based on these differing circumstances, potential conflicts of interest may arise because Principal may be required to pursue different investment strategies on behalf of the Fund and other client accounts. For example, Principal may be required to consider an individual client’s existing positions, personal tax situation, suitability, personal biases and investment time horizon, which considerations would not affect his investment decisions on behalf of the Fund. This means that research on securities to determine the merits of including them in the Fund’s portfolio are similar, but not identical, to those employed in building private client portfolios. As a result, there may be instances in which Principal purchases or sells an investment for one or more private accounts and not for the Fund, or vice versa. To the extent the Fund and other clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the Portfolio Managers desire to sell the same portfolio security at the same time on behalf of other clients. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund.

Ownership of the Fund

Neither Mr. Nebelung, Mr. Pihlblad, Mr. Blankenhagen nor Ms. Cohn own shares of the subadvised Fund.

Aberdeen Portfolio Managers

Other Accounts Managed by Aberdeen Portfolio Managers

The following table provides information about the other accounts managed by Aberdeen team members as of October 31, 2015.

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets in the Accounts (in millions)	# of Accounts Managed with Advisory Fee Based On Performance	Total Assets with Advisory Fee Based on Performance (in millions)
Devan Kaloo	Registered Investment Companies:	11		0
	Other Pooled Investment Vehicles:	25		0
	Other Accounts:	55		4

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets in the Accounts (in millions)	# of Accounts Managed with Advisory Fee Based On Performance	Total Assets with Advisory Fee Based on Performance (in millions)
Joanne Irvine	Registered Investment Companies:	11		0
	Other Pooled Investment Vehicles:	25		0
	Other Accounts:	55		4

Mark Gordon-James	Registered Investment Companies:	11		0
	Other Pooled Investment Vehicles:	25		0
	Other Accounts:	55		4

Fiona Manning	Registered Investment Companies:	11		0
	Other Pooled Investment Vehicles:	25		0
	Other Accounts:	55		4

Hugh Young	Registered Investment Companies:	21		0
	Other Pooled Investment Vehicles:	82		2
	Other Accounts:	132		16

Compensation

Aberdeen’s remuneration policies are designed to support our business strategy, as a leading international asset manager. The objective is to attract, retain and reward talented individuals for the delivery of sustained, superior returns for our clients and shareholders. Aberdeen operates in a highly competitive international employment market, and aims to maintain its strong track record of success in developing and retaining talent.

The policy is to recognise corporate and individual achievements each year through an appropriate annual bonus scheme. The aggregate value of awards in any year is dependent on the Group’s overall performance and profitability. Consideration is also given to the levels of bonuses paid in the market. Individual awards which are payable to all members of staff are determined by a rigorous assessment of achievement against defined objectives.

A long-term incentive plan for key staff and senior employees comprises of a mixture of cash and deferred shares in Aberdeen PLC or select Aberdeen funds (where applicable). Overall compensation packages are designed to be competitive relative to the investment management industry.

Base Salary

Any increase is to reflect inflation and is applied in a manner consistent with other Group employees; any other increases must be justified by reference to promotion or changes in responsibilities. The Policy is to pay a fair salary commensurate with the individual’s role, responsibilities and experience, and having regard to the market rates being offered for similar roles in the asset management sector and other comparable companies.

Annual Bonus

The Policy is to recognise corporate and individual achievements each year through an appropriate annual bonus scheme. The Remuneration Committee determines the KPI’s that will be applied in considering the overall size of the bonus pool. In line with practice amongst other asset management companies, individual bonuses are not subject to an absolute cap. However, the aggregate size of the bonus pool is dependent on the group’s overall performance and profitability. Consideration is also given to the levels of bonuses paid in the market. Individual awards are determined by a rigorous assessment of achievement against defined objectives, and are reviewed and approved by the Remuneration Committee.

The deferral policy is intended to assist in the retention of talent and to create additional alignment of executives’ interests with Aberdeen’s sustained performance and, in respect of the deferral into funds, managed by Aberdeen, to align the interest of asset managers with our clients.

Staff performance is reviewed formally at least once a year. The review process looks at all of the ways in which an individual has contributed to the Aberdeen Group, and specifically, in the case of portfolio managers, to the relevant investment team. Discretionary bonuses are based on client service, asset growth and the performance of the respective portfolio manager. Overall participation in team meetings, generation of original research ideas and contribution to presenting the team externally are also evaluated.

In the calculation of a portfolio management team’s bonus, the Aberdeen Group takes into consideration investment matters (which include the performance of funds, adherence to the company investment process, and quality of company meetings) as well as more subjective issues such as team participation and effectiveness at client presentations. To the extent performance is factored in, such performance is not judged against any specific benchmark and is evaluated over the period of a year - January to December. The pre- or after-tax performance of an individual account is not considered in the determination of a portfolio manager’s discretionary bonus; rather the review process evaluates the overall performance of the team for all of the accounts they manage.

Portfolio manager performance on investment matters is judged over all of the accounts the portfolio manager contributes to and is documented in the appraisal process. A combination of the team’s and individual’s performance is considered and evaluated.

Although performance is not a substantial portion of a portfolio manager’s compensation, the Aberdeen Group also recognizes that fund performance can often be driven by factors outside one’s control, such as (irrational) markets, and as such pays attention to the effort by portfolio managers to ensure integrity of our core process by sticking to disciplines and processes set, regardless of momentum and ‘hot’ themes. Short-terming is thus discouraged and trading-oriented managers will thus find it difficult to thrive in the Aberdeen Group’s environment. Additionally, if any of the aforementioned undue risks were to be taken by a portfolio manager, such trend would be identified via Aberdeen’s dynamic compliance monitoring system.

Conflicts of Interest

An Aberdeen portfolio manager’s management of other accounts may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. A potential conflict of interest may therefore arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Aberdeen believes, however, that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; and (ii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, Aberdeen has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

In some cases, another account managed by the same portfolio manager may compensate Aberdeen based on the performance of the portfolio held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.

Another potential conflict could include instances in which securities considered as investments for the Fund also may be appropriate for other investment accounts managed by the Aberdeen or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, Aberdeen may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of Aberdeen that the benefits outweigh any disadvantage that may arise from exposure to simultaneous transactions. Aberdeen has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.

Ownership of the Fund

None of the portfolio managers own shares of the subadvised Fund.

GSAM Portfolio Managers

Other Accounts Managed by GSAM Portfolio Managers

The following table provides information about the other accounts managed by the GSAM portfolio managers as of October 31, 2015.

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (in millions)	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in millions)
Samuel Finkelstein	Registered Investment Companies:	62		0
	Other Pooled Investment Vehicles:	298		28
	Other Accounts:	3,301		60

Ricardo Penfold	Registered Investment Companies:	35		0
	Other Pooled Investment Vehicles:	216		28
	Other Accounts:	1,067		34

Ron Hua	Registered Investment Companies:	13		0
	Other Pooled Investment Vehicles:	15		0
	Other Accounts:	19		4

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (in millions)	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in millions)
Len Ioffe	Registered Investment Companies:	11		0
	Other Pooled Investment Vehicles:	15		0
	Other Accounts:	19		4

Osman Ali	Registered Investment Companies:	12		0
	Other Pooled Investment Vehicles:	15		0
	Other Accounts:	19		4

Takashi Suwabe	Registered Investment Companies:	3		0
	Other Pooled Investment Vehicles:	11		0
	Other Accounts:	12		3

Denis Suvorov	Registered Investment Companies:	3		0
	Other Pooled Investment Vehicles:	8		0
	Other Accounts:	9		3

Please note that all of GSAM’s fixed income portfolios are managed on a team basis. While lead portfolio managers may be associated with accounts in their specific strategy, the entire team is familiar with the general strategies and objectives and multiple individuals are involved in the management of a portfolio. GSAM believes this approach ensures a high degree of continuity of portfolio management style and knowledge.

For each portfolio manager listed above, the total number of accounts managed is a reflection of accounts within the strategy they oversee or manage, as well as accounts which participate in the sector they manage. There are multiple portfolio managers involved with each account.

Compensation

Compensation for GSAM portfolio managers is comprised of a base salary and year-end discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-, 3- and 5-year time horizons.

The benchmark for this Fund is the MSCI All Country World Index ex-USA.

The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.

In addition to base salary and discretionary variable compensation, GSAM has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

Conflicts of Interest

GSAM is part of The Goldman Sachs Group, Inc. (together with its affiliates, directors, partners, trustees, managers, members, officers and employees, “Goldman Sachs”) a bank holding company. The involvement of GSAM, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to your Fund or limit your Fund’s investment activities. Goldman Sachs is a worldwide full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments, and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers, and has other direct and indirect interests, in the global fixed income, currency, commodity, equity and other markets and the securities and issuers in which your Fund may directly and indirectly invest. Thus, it is likely that your Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. As manager of your Fund, GSAM receives management fees from the Fund. In addition, GSAM’s affiliates may earn fees from relationships with your Fund. Although these fees are generally based on asset levels, the fees are not directly contingent on Fund performance, Goldman Sachs may still receive significant compensation from your Fund even if shareholders lose money. Goldman Sachs and its affiliates engage in trading and advise accounts and funds which have investment objectives similar to those of your Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as your Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of your Fund. The results of your Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that your Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, your Fund may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, your Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by GSAM take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact your Fund. Transactions by one or more Goldman Sachs-advised clients or GSAM may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of your Fund. Your Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by your Fund, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to, distributors, consultants and others who recommend your Fund or who engage in transactions with or for your Fund.

For a more detailed description of potential conflicts of interest, please refer to the language from GSAM’s ADV Part 2.

Ownership of the Fund

None of the portfolio managers own shares of the subadvised Fund.

Affiliated Persons

The following officers of Thrivent Asset Mgt., the Funds’ investment adviser, are affiliated with the Trust:

Affiliated Person	Position with Trust	Position with Thrivent Asset Mgt.
Russell W. Swansen	Chief Investment Officer	Elected Manager and President

David S. Royal	President	Vice President

Gerard V. Vaillancourt	Treasurer and Principal Accounting Officer	Chief Financial Officer

Ted S. Dryden	Chief Compliance Officer	Chief Compliance Officer

Janice M. Guimond	Vice President	Elected Manager and Vice President and Chief Operating Officer

Kathleen M. Koelling	Anti-Money Laundering Officer	Privacy Officer

Michael W. Kremenak	Secretary and Chief Legal Officer	Assistant Secretary

The Advisory and Subadvisory Agreements

The advisory agreement provides that Thrivent Asset Mgt. will provide overall investment supervision of the assets of each Fund. Thrivent Asset Mgt. furnishes and pays for all office space and facilities, equipment and clerical personnel necessary for carrying out the adviser’s duties under the advisory agreement. The adviser also pays all compensation of Trustees, officers and employees of the Trust who are the adviser’s affiliated persons. All costs and expenses not expressly assumed by the adviser under the advisory agreement are paid by the Funds, including, but not limited to: (a) interest and taxes; (b) brokerage commissions; (c) insurance premiums; (d) compensation and expenses of the Funds’ Trustees other than those affiliated with the adviser; (e) legal and audit expenses; (f) fees and expenses of the Trust’s custodian and transfer agent; (g) expenses incident to the issuance of the Trust’s shares, including stock certificates and issuance of shares on the payment of, or reinvestment of, dividends; (h) fees and expenses incident to the registration under Federal or state securities laws of the Trust or its shares; (i) expenses of preparing, printing and mailing reports and notices and proxy material to the Trust’s shareholders; (j) all other expenses incidental to holding meetings of the Trust’s shareholders; (k) dues or assessments of or contributions to the Investment Company Institute or its successor, or other industry organizations; (l) such non-recurring expenses as may arise, including litigation affecting the Trust and the legal obligations that the Trust may have to indemnify its officers and Trustees with respect thereto; and (m) all expenses that the Trust agrees to bear in any distribution agreement or in any plan adopted by the Trust pursuant to Rule 12b-1 under the Act.

The advisory agreement and subadvisory agreements will continue in effect from year to year only so long as such continuances are specifically approved at least annually by the Board of Trustees. The vote for approval must include the approval of a majority of the Trustees who are not interested persons (as defined in the Act). The advisory and subadvisory agreements terminate automatically upon assignment. With respect to a particular Fund, the advisory or subadvisory agreement, if any, is terminable at any time without penalty by the Board of Trustees or by the vote of a majority of the outstanding shares of such Fund. The adviser may terminate the agreement on 60 days written notice to the Trust.

Advisory Fees

The advisory contract between Thrivent Asset Mgt. and the Trust provides for the following advisory fees for each class of shares of a Fund, expressed as an annual rate of average daily net assets:

Thrivent Aggressive Allocation Fund

First $500 million:	0.750%
Next $1.5 billion:	0.725%
Next $3 billion:	0.700%
Next $5 billion	0.675%
Over $10 billion	0.650%

Thrivent Moderately Aggressive Allocation Fund

First $500 million:	0.700%
Next $1.5 billion:	0.675%
Next $3 billion:	0.650%
Next $5 billion	0.625%
Over $10 billion	0.600%

Thrivent Moderate Allocation Fund

First $500 million:	0.650%
Next $1.5 billion:	0.625%
Next $3 billion:	0.600%
Next $5 billion	0.575%
Over $10 billion	0.550%

Thrivent Moderately Conservative Allocation Fund

First $500 million:	0.600%
Next $1.5 billion:	0.575%
Next $3 billion:	0.550%
Next $5 billion	0.525%
Over $10 billion	0.500%

Thrivent Growth and Income Plus Fund

First $250 million:	0.650%
Over $250 million:	0.600%

Thrivent Balanced Income Plus Fund

First $500 million:	0.550%
Next $500 million:	0.500%
Next $1.5 billion:	0.475%
Next $2.5 billion:	0.450%
Over $5 billion:	0.425%

Thrivent Diversified Income Plus Fund

All assets:	0.550%

Thrivent Opportunity Income Plus Fund

First $500 million:	0.450%
Next $500 million:	0.400%
Next $1.5 billion:	0.375%
Next $2.5 billion:	0.350%
Over $5 billion:	0.325%

Thrivent Partner Emerging Markets Equity Fund

First $50 million	1.20%
Over $50 million	1.07%

Thrivent Small Cap Stock Fund

First $200 million:	0.700%
Next $800 million:	0.650%
Next $1.5 billion:	0.600%
Next $2.5 billion:	0.550%
Over $5 billion:	0.525%

Thrivent Mid Cap Stock Fund

First $200 million:	0.700%
Next $800 million:	0.650%
Next $1.5 billion:	0.600%
Next $2.5 billion:	0.550%
Over $5 billion:	0.525%

Thrivent Partner Worldwide Allocation Fund

First $250 million:	0.900%
Next $750 million:	0.850%
Over $1 billion:	0.800%

Thrivent Large Cap Growth Fund

First $500 million:	0.750%
Next $500 million:	0.700%
Next $1.5 billion:	0.650%
Next $2.5 billion:	0.600%
Over $5 billion:	0.575%

Thrivent Large Cap Value Fund

All assets:	0.450%

Thrivent Large Cap Stock Fund

First $500 million:	0.650%
Next $500 million:	0.575%
Next $1 billion:	0.500%
Next $500 million:	0.475%
Next $2.5 billion:	0.450%
Over $5 billion:	0.425%

Thrivent High Yield Fund

First $500 million:	0.400%
Next $500 million:	0.350%
Over $1 billion:	0.300%

Thrivent Income Fund

First $500 million:	0.350%
Next $500 million:	0.325%
Over $1 billion:	0.300%

Thrivent Municipal Bond Fund

First $500 million:	0.450%
Next $500 million:	0.400%
Next $1.5 billion:	0.350%
Next $2.5 billion:	0.325%
Over $5 billion:	0.300%

Thrivent Government Bond Fund

First $500 million:	0.400%
Over $500 million:	0.350%

Thrivent Limited Maturity Bond Fund

First $500 million:	0.300%
Next $500 million:	0.275%
Over $1 billion:	0.250%

Thrivent Money Market Fund

All assets:	0.350%

As of February 1, 2016, the following contractual expense reimbursements, as a percentage of net assets, were in effect:

Fund	Class A	Class S	Expiration Date

As of February 1, 2016, contractual expense reimbursements to limit expenses to the following percentages were in effect:

Fund	Class A	Class S	Expiration Date
Thrivent Growth and Income Plus Fund			2/28/2017
Thrivent Diversified Income Plus Fund			2/28/2017
Thrivent Opportunity Income Plus Fund			2/28/2017
Thrivent Partner Emerging Markets Equity Fund			2/28/2017
Thrivent Partner Worldwide Allocation Fund			2/28/2017
Thrivent Large Cap Growth Fund			2/28/2017
Thrivent Government Bond Fund			2/28/2017

The following table shows the total dollar amounts for investment advisory services each Fund paid during its past three fiscal years to its investment adviser (before giving effect to any expense reimbursements).

Fund	10/31/2015	10/31/2014	10/31/2013
Thrivent Aggressive Allocation Fund		$2,695,497	$2,137,155
Thrivent Moderately Aggressive Allocation Fund		$6,082,869	$4,641,363
Thrivent Moderate Allocation Fund		$5,695,940	$4,479,723
Thrivent Moderately Conservative Allocation Fund		$2,828,144	$2,407,393
Thrivent Growth and Income Plus Fund[1]		$423,313	$397,276
Thrivent Balanced Income Plus Fund		$1,347,555	$1,113,777
Thrivent Diversified Income Plus Fund[1]		$3,518,024	$2,571,918
Thrivent Opportunity Income Plus Fund		$1,443,894	$1,234,878
Thrivent Partner Emerging Markets Equity Fund		$175,728	$185,557
Thrivent Small Cap Stock Fund		$2,339,711	$2,081,844
Thrivent Mid Cap Stock Fund		$6,377,149	$5,435,901
Thrivent Partner Worldwide Allocation Fund		$7,531,394	$6,768,652
Thrivent Large Cap Growth Fund		$3,637,495	$2,905,759
Thrivent Large Cap Value Fund		$3,511,773	$2,935,324
Thrivent Large Cap Stock Fund		$10,116,482	$9,326,270
Thrivent High Yield Fund		$3,020,777	$3,078,876
Thrivent Income Fund		$2,795,949	$2,920,815
Thrivent Municipal Bond Fund		$5,927,406	$6,345,754
Thrivent Government Bond Fund		$416,546	$413,609
Thrivent Limited Maturity Bond Fund		$2,485,438	$2,583,223
Thrivent Money Market Fund		$2,275,281	$2,416,802

1	For the fiscal years ended December 31, 2015, December 31, 2014 and December 31, 2013.

The next table shows the total expenses reimbursed with respect to the Funds for the last three fiscal years.

Fund	10/31/2015	10/31/2014	10/31/2013
Thrivent Aggressive Allocation Fund		$—	$55,087
Thrivent Moderately Aggressive Allocation Fund		$—	$256,008
Thrivent Moderate Allocation Fund		$—	$314,446
Thrivent Moderately Conservative Allocation Fund		$—	$229,090
Thrivent Growth and Income Plus Fund[1]		$175,555	$159,881
Thrivent Balanced Income Plus Fund		$—	$5,192
Thrivent Diversified Income Plus Fund[1]		$—	$7,961
Thrivent Opportunity Income Plus Fund		$238,288	$228,387
Thrivent Partner Emerging Markets Equity Fund		$228,989	$274,212
Thrivent Small Cap Stock Fund		$—	$—
Thrivent Mid Cap Stock Fund		$—	$—
Thrivent Partner Worldwide Allocation Fund		$401,211	$384,635
Thrivent Large Cap Growth Fund		$231,787	$292,474
Thrivent Large Cap Value Fund		$—	$—
Thrivent Large Cap Stock Fund		$—	$—
Thrivent High Yield Fund		$—	$—
Thrivent Municipal Bond Fund		$—	$—
Thrivent Income Fund		$—	$—
Thrivent Government Bond Fund		$23,235	$18,311
Thrivent Limited Maturity Bond Fund		$—	$26,622
Thrivent Money Market Fund		$3,400,392	$3,414,439

1	For the fiscal years ended December 31, 2015, December 31, 2014 and December 31, 2013.

Subadvisory Fees

Thrivent Asset Mgt. pays Mercator an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Worldwide Allocation Fund. The fee payable is equal to 0.70% of the first $25 million of average daily net assets managed by Mercator, 0.60% of the next $25 million of average daily net assets, 0.50% of the next $250 million of average daily net assets, 0.40% of the next $200 million of average daily net assets and 0.20% of average daily net assets over $500 million. Thrivent Asset Mgt. paid Mercator the following amounts for its subadvisory services during the last three years: $929,029 for the year ended October 31, 2013, $989,827 for the year ended October 31, 2014, and $             for the year ended October 31, 2015.1

1	For purposes of determining breakpoints, assets invested in Thrivent Partner Worldwide Allocation Portfolio, a series of Thrivent Series Fund, Inc. and managed by subadviser, will be included in determining average daily net assets.

Thrivent Asset Mgt. pays Principal an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Worldwide Allocation Fund. The fee payable is equal to 0.35% of the first $500 million of average daily net assets managed by Principal, 0.30% of the next $500 million of average daily net assets and 0.25% of the average daily net assets over $1.0 billion. Principal was paid the following amounts for the last three years: $780,562 for the year ended October 31, 2013, $884,113 for the year ended October 31, 2014, and $             for the year ended October 31, 2015.

Thrivent Asset Mgt. pays Aberdeen an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Worldwide Allocation Fund and for Thrivent Partner Emerging Markets Equity Fund. The fee payable is equal to 0.85% of the first $50 million of average daily net assets managed by Aberdeen; 0.72% of the next $50 million of average daily net assets managed by Aberdeen; and 0.68% of all of average daily net assets managed by Aberdeen in excess of $100 million. Aberdeen was paid $734,107 for its subadvisory services for the year ended October 31, 2013, $725,741 for the year ended October 31, 2014 and $             for the year ended October 31, 2015.2

Thrivent Asset Mgt. pays GSAM an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Worldwide Allocation Fund. The fee payable for GSAM managing the emerging markets debt portion is equal to 0.50% of the first $200 million of average daily net assets, 0.45% of the next $200 million, and 0.40% of average daily net assets over $400 million. The fee payable for GSAM managing the international small- and mid-cap equities portion is equal to 0.58% of the first $250 million of average daily net assets and 0.54% of average daily net assets over $250 million. GSAM was paid $448,504 for its subadvisory services for the year ended October 31, 2013, $1,145,072 for the year ended October 31, 2014 and $             for the year ended October 31, 2015.3

Code of Ethics

The Trust, Thrivent Asset Mgt. and the subadvisers have each adopted a code of ethics pursuant to the requirements of the 1940 Act. Under the Codes of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

Proxy Voting Policies

The Trust has adopted the proxy voting policies of Thrivent Financial and Thrivent Asset Mgt. Those policies, and the proxy voting policies of each subadviser, are included in Appendix A. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge at the Thrivent Financial website (ThriventFunds.com) or the SEC website (www.sec.gov).

2	For purposes of determining breakpoints, assets invested in Thrivent Partner Worldwide Allocation Portfolio and Thrivent Partner Emerging Markets Portfolio, both series of Thrivent Series Fund, Inc. and managed by subadviser, will be included in determining average daily net assets. Aberdeen began managing the Thrivent Partner Emerging Markets Equity Fund on February 26, 2015.
3	For purposes of determining breakpoints, assets invested in Thrivent Partner Worldwide Allocation Portfolio, a series of Thrivent Series Fund, Inc. and managed by subadviser, will be included in determining average daily net assets. GSAM began managing the international small- and mid-cap equities portion of the Thrivent Partner Worldwide Allocation Fund on September 25, 2013.

UNDERWRITING AND DISTRIBUTION SERVICES

The Funds’ principal underwriter and distributor, Thrivent Distributors, LLC, is a Delaware limited liability company organized in 2015. Thrivent Distributors, LLC is an indirect wholly owned subsidiary of Thrivent Financial and is located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415. The officers and directors of Thrivent Distributors, LLC who are affiliated with the Trust are set forth below under “Affiliated Persons.” Under a Distribution Agreement (the “Distribution Agreement”), Thrivent Investment Mgt. is granted the right to sell shares of the Funds as agent for the Trust. Thrivent Distributors, LLC offers the Funds’ shares for sale on a continuous basis and has agreed to use its best efforts to secure purchasers for the shares of the Funds.

The Distribution Contract was initially approved by the Board of Trustees, including a majority of the Independent Trustees, on November 18, 2015, will continue in effect until December 31, 2017, and thereafter will continue in effect from year to year so long as its continuance is approved at least annually by the Board of Trustees, including the Independent Trustees.

Underwriting Commissions

Thrivent Distributors, LLC began serving as the Funds’ principal underwriter and distributor on January 1, 2016. Prior thereto, Thrivent Investment Management Inc. (“Thrivent Investment Mgt.”) served as the Funds’ principal underwriter and distributor. The Table below provides the total dollar amount of underwriting commissions received by Thrivent Investment Mgt. for the past three fiscal years of the Funds. Thrivent Investment Mgt. did not retain any of these amounts, which are used to pay commissions to financial representatives and other expenses. Thrivent Investment Mgt. did not receive compensation in connection with redemptions and repurchases or brokerage commissions.

Underwriting Commissions

Fund	10/31/2015	10/31/2014	10/31/2013
Thrivent Aggressive Allocation Fund		$2,538,852	$2,041,211
Thrivent Moderately Aggressive Allocation Fund		$6,106,716	$5,083,573
Thrivent Moderate Allocation Fund		$4,977,683	$4,382,357
Thrivent Moderately Conservative Allocation Fund		$1,929,795	$2,162,810
Thrivent Growth and Income Plus Fund[1]		$410,560	$364,282
Thrivent Balanced Income Plus Fund		$694,100	$301,096
Thrivent Diversified Income Plus Fund[1]		$2,750,512	$3,666,120
Thrivent Opportunity Income Plus Fund		$582,494	$500,448
Thrivent Partner Emerging Markets Equity Fund		$49,870	$63,307
Thrivent Small Cap Stock Fund		$213,782	$199,782
Thrivent Mid Cap Stock Fund		$285,171	$435,980
Thrivent Partner Worldwide Allocation Fund		$236,462	$200,701
Thrivent Large Cap Growth Fund		$289,732	$217,840
Thrivent Large Cap Value Fund		$238,324	$235,152
Thrivent Large Cap Stock Fund		$1,111,223	$1,063,587
Thrivent High Yield Fund		$1,147,115	$1,563,526
Thrivent Income Fund		$417,807	$989,910
Thrivent Municipal Bond Fund		$1,947,382	$4,002,019
Thrivent Government Bond Fund		$15,841	$40,598
Thrivent Limited Maturity Bond Fund		$113,987	$1,089
Thrivent Money Market Fund		$1,517	$19,327

1	For the fiscal years ended December 31, 2015, December 31, 2014 and December 31, 2013.

12b-1 Distribution Plan

The Trust has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) with respect to the Class A shares of each Fund. Pursuant to the 12b-1 Plan, the Trust, on behalf of Class A shares of each Fund, will pay Thrivent Distributors, LLC a distribution fee and shareholder servicing fee in connection with the promotion and distribution of Fund shares and the provision of services to shareholders. Such services include advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.

Thrivent Distributors, LLC may pay all or a portion of the fees to any broker-dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement subject to the requirements of the 12b-1 Plan. To the extent not so paid by the Thrivent Distributors, LLC, it may retain such amounts.

The 12b-1 Plan provides that it may not be amended to increase materially the costs which a Fund may bear pursuant to the 12b-1 Plan without approval by a 1940 Act Majority Vote of the applicable Class A shareholders. The 12b-1 Plan also provides that other material amendments of the 12b-1 Plan must be approved by the Trustees, and by the Independent Trustees, by vote cast in person at a meeting called for the purpose of considering such amendments.

While the 12b-1 Plan is in effect, the selection and nomination of the Independent Trustees of the Trust has been committed to the discretion of the Independent Trustees, and any person who acts as legal counsel for the Independent Trustees must be an independent legal counsel. The 12b-1 Plan was approved by the Board of Trustees and by the Independent Trustees on November 18, 2015 and became effective on January 1, 2016. It is subject to annual approval, by the Board of Trustees and by the Independent Trustees by vote cast in person at a meeting called for the purpose of voting on the 12b-1 Plan. The 12b-1 Plan is terminable with respect to the either the Class A shares of any Fund at any time by a vote of a majority of the Independent Trustees or by 1940 Act Majority Vote of the applicable Class A shareholders of such Fund. A quarterly report of the amounts expended under the 12b-1 Plan and the purposes for which such expenditures were incurred must be made to the Trustees for their review.

In connection with the services to be provided by Thrivent Distributors, LLC under the Rule 12b-1 Plan, Class A shares of the Funds pay Thrivent Distributors, LLC an aggregate fee for distribution and shareholder servicing equal to an annual rate of no more than 0.25% of the average daily net asset value represented by such shares. The fee is accrued daily and paid monthly.

Prior to January 1, 2016, the Trust’s former 12b-1 Plan provided for payments to Thrivent Investment Mgt. For the most recent fiscal year, the Funds paid $         to Thrivent Investment Mgt. under the 12b-1 Plan. Of the total 12b-1 fees paid to the Thrivent Investment Mgt., $         was used to compensate registered representatives, and $         was used for other expenses.

Affiliated Persons

The following officers of Thrivent Distributors, LLC, the Funds’ principal underwriter and distributor, is affiliated with the Trust.

Affiliated Person	Position with Trust	Position with Thrivent Distributors, LLC
Mark D. Anema	Vice President	Chief Executive Officer

Edward S. Dryden	Chief Compliance Officer	Chief Compliance Officer

Gerard V. Vaillancourt	Treasurer and Principal Accounting Officer	Chief Financial Officer

Kathryn A. Stelter	Vice President	Chief Operations Officer

OTHER SERVICES

Custodian

The custodian for the Funds is State Street Bank and Trust Company, 225 Franklin Street, Suite 2700, Boston, Massachusetts 02110. The custodian is responsible for holding the Funds’ assets held in the United States and for serving as the Funds’ foreign custody manager.

Transfer Agent

Thrivent Financial Investor Services Inc. (“Thrivent Financial Investor Services”), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, provides transfer agency and dividend payment services necessary to the Funds on a per-account basis.

Administration Contract

Thrivent Asset Mgt. provides both administrative and accounting services to the Funds under an Administrative Services Agreement. Under this Agreement, each Fund pays Thrivent Asset Mgt. an annual fee equal to the sum of $70,000 plus 0.018 percent of the Fund’s average daily net assets. Payments made under the Agreement for the past three fiscal years are as follows:

Fund	10/31/2015	10/31/2014	10/31/2013
Thrivent Aggressive Allocation Fund		$210,236	$187,835
Thrivent Moderately Aggressive Allocation Fund		$399,692	$349,722
Thrivent Moderate Allocation Fund		$385,444	$349,091
Thrivent Moderately Conservative Allocation Fund		$208,640	$200,950
Thrivent Growth and Income Plus Fund[1]		$82,048	$81,307
Thrivent Balanced Income Plus Fund		$115,327	$107,939
Thrivent Diversified Income Plus Fund[1]		$188,334	$156,510
Thrivent Opportunity Income Plus Fund		$129,360	$121,484
Thrivent Partner Emerging Markets Equity Fund		$72,709	$72,900
Thrivent Small Cap Stock Fund		$133,746	$127,100
Thrivent Mid Cap Stock Fund		$248,725	$223,715
Thrivent Partner Worldwide Allocation Fund		$231,198	$216,406
Thrivent Large Cap Growth Fund		$159,768	$142,557
Thrivent Large Cap Value Fund		$214,373	$192,114
Thrivent Large Cap Stock Fund		$402,685	$377,285
Thrivent High Yield Fund		$216,455	$221,547
Thrivent Income Fund		$222,039	$231,378
Thrivent Municipal Bond Fund		$343,663	$369,907
Thrivent Government Bond Fund		$89,265	$89,391
Thrivent Limited Maturity Bond Fund		$228,793	$237,585
Thrivent Money Market Fund		$154,186	$160,731

1	For fiscal years ended December 31, 2015, December 31, 2014 and December 31, 2013.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 225 South Sixth Street, Suite 1400, Minneapolis, MN 55402, serves as the Trust’s independent registered public accounting firm, providing professional services including audits of the Funds’ annual financial statements, assistance and consultation in connection with Securities and Exchange Commission filings, and preparation, review and signing of the annual income tax returns filed on behalf of the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions

In connection with the management of the investment and reinvestment of the assets of the Funds, the Advisory Contract authorizes Thrivent Asset Mgt., acting by its own officers, directors or employees or by a subadviser to select the brokers or dealers that will execute purchase and sale transactions for the Funds. In executing portfolio transactions and selecting brokers or dealers, if any, Thrivent Asset Mgt. and the subadvisers will use reasonable efforts to seek on behalf of the Funds the best overall terms available.

In assessing the best overall terms available for any transaction, Thrivent Asset Mgt. and the subadvisers will consider all factors it deems relevant, including:

(1)	the breadth of the market in and the price of the security,

(2)	the financial condition and execution capability of the broker or dealer, and

(3)	the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In evaluating the best overall terms available, and in selecting the broker or dealer, if any, to execute a particular transaction, Thrivent Asset Mgt. and the subadvisers may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to any other accounts over which Thrivent Asset Mgt., the subadvisers, or an affiliate of Thrivent Asset Mgt. or the subadvisers, exercises investment discretion. Thrivent Asset Mgt. and the subadvisers may pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, Thrivent Asset Mgt. or the subadviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided.

To the extent that the receipt of the above-described services may supplant services for which Thrivent Asset Mgt. or the subadviser might otherwise have paid, it would, of course, tend to reduce the expenses of Thrivent Asset Mgt.

In certain cases, Thrivent Asset Mgt. or the subadviser may obtain products or services from a broker that have both research and non-research uses. Examples of non-research uses are administrative and marketing functions. These are referred to as “mixed use” products. In each case, Thrivent Asset Mgt. or the subadviser makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. The portion of the costs of such products or services attributable to research usage may be defrayed by Thrivent Asset Mgt. or the subadviser, as the case may be, through brokerage commissions generated by transactions of its clients, including the Funds. Thrivent Asset Mgt. or the subadviser pays the provider in cash for the non-research portion of its use of these products or services.

Thrivent Asset Mgt. and the subadvisers may obtain third-party research from broker-dealers or non-broker dealers by entering into a commission sharing arrangement (a “CSA”). Under a CSA, the executing broker-dealer agrees that part of the commissions it earns on certain equity trades will be allocated to one or more research providers as payment for research. CSAs allow a subadviser to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third-party research providers for research.

The Trust’s Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a subadviser participates. These procedures prohibit a Fund from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that a Fund could purchase in the underwritings.

The investment decisions for a Fund are and will continue to be made independently from those of other investment companies and accounts managed by Thrivent Asset Mgt., a subadviser, or their affiliates. Such other investment companies and accounts may also invest in the same securities as a Fund. When purchases and sales of the same security are made at substantially the same time on behalf of such other investment companies and accounts, transactions may be averaged as to the price and available investments allocated as to the amount in a manner which Thrivent Asset Mgt. and its affiliates believe to be equitable to each investment company or account, including the Fund. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtainable or sold by a Fund.

Affiliated Transactions

GSAM may place trades with certain brokers with which it is under common control, including Goldman Sachs, provided it determines that these affiliates’ products, services, and costs are comparable to those of non-affiliated, qualified brokerage firms. GSAM may trade with its affiliated brokers in exchange for brokerage and research products and services of the type sometimes known as “soft dollars.” GSAM also may trade with its affiliated brokers on an execution-only basis.

Brokerage Commissions

The following table shows the amount of brokerage commissions the Funds paid in each of the past three fiscal years:

Fund	10/31/2015	10/31/2014	10/31/2013
Thrivent Aggressive Allocation Fund		$313,596	$378,219
Thrivent Moderately Aggressive Allocation Fund		$607,115	$649,371
Thrivent Moderate Allocation Fund		$483,468	$502,304
Thrivent Moderately Conservative Allocation Fund		$154,741	$175,887
Thrivent Growth and Income Plus Fund[1]		$186,436	$135,771
Thrivent Balanced Income Plus Fund		$138,753	$169,480
Thrivent Diversified Income Plus Fund[1]		$892,587	$490,145
Thrivent Opportunity Income Plus Fund		$44,724	$12,004
Thrivent Partner Emerging Markets Equity Fund		$35,353	$44,616
Thrivent Small Cap Stock Fund		$289,291	$348,088
Thrivent Mid Cap Stock Fund		$425,145	$643,281
Thrivent Partner Worldwide Allocation Fund		$1,120,807	$1,169,112
Thrivent Large Cap Growth Fund		$212,993	$273,677
Thrivent Large Cap Value Fund		$285,892	$429,935
Thrivent Large Cap Stock Fund		$2,050,375	$1,516,011
Thrivent High Yield Fund		$1,331	$3,462
Thrivent Income Fund		$33,801	$40,429
Thrivent Municipal Bond Fund		$—	$—
Thrivent Government Bond Fund		$1,080	$—
Thrivent Limited Maturity Bond Fund		$38,542	$36,212
Thrivent Money Market Fund		$—	$—

1	For the fiscal years ended December 31, 2015, December 31, 2014 and December 31, 2013.

The table below indicates the total amount of brokerage commissions paid by each Fund to firms that provided research services and the aggregate amount of transactions relating to such commissions for the most recent fiscal year ended October 31, 2015. The provision of research services was not necessarily a factor in the placement of brokerage business with these firms.

Fund Name	Commissions	Aggregate Transactions
Thrivent Aggressive Allocation Fund	$	$
Thrivent Moderately Aggressive Allocation Fund	$	$
Thrivent Moderate Allocation Fund	$	$
Thrivent Moderately Conservative Allocation Fund	$	$
Thrivent Growth and Income Plus Fund[1]	$	$
Thrivent Balanced Income Plus Fund	$	$
Thrivent Diversified Income Plus Fund[1]	$	$
Thrivent Opportunity Income Plus Fund	$	$
Thrivent Partner Emerging Markets Equity Fund	$	$
Thrivent Small Cap Stock Fund	$	$
Thrivent Mid Cap Stock Fund	$	$
Thrivent Partner Worldwide Allocation Fund	$	$
Thrivent Large Cap Growth Fund	$	$
Thrivent Large Cap Value Fund	$	$
Thrivent Large Cap Stock Fund	$	$
Thrivent High Yield Fund	$	$
Thrivent Income Fund	$	$
Thrivent Municipal Bond Fund	$	$
Thrivent Government Bond Fund	$	$
Thrivent Limited Maturity Bond Fund	$	$
Thrivent Money Market Fund	$	$

1	For the fiscal year ended December 31, 2015.

Portfolio Turnover Rates

The rate of portfolio turnover in the Funds will not be a limiting factor when Thrivent Asset Mgt. or the subadviser deems changes in a Fund’s portfolio appropriate in view of its investment objectives. As a result, while a Fund will not purchase or sell securities solely to achieve short term trading profits, a Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund’s investment objective. A higher degree of equity portfolio activity will increase brokerage costs to a Fund. The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. Government securities are not considered when computing the turnover rate.

Portfolio Turnover Rates

The following table shows the portfolio turnover rates for the Funds for the last three fiscal years:

Fund	10/31/2015	10/31/2014	10/31/2013
Thrivent Aggressive Allocation Fund		51%	44%
Thrivent Moderately Aggressive Allocation Fund		61%	51%
Thrivent Moderate Allocation Fund		73%	85%
Thrivent Moderately Conservative Allocation Fund		140%	166%
Thrivent Growth and Income Plus Fund[1]		167%	162%
Thrivent Balanced Income Plus Fund		124%	236%
Thrivent Diversified Income Plus Fund[1]		137%	153%
Thrivent Opportunity Income Plus Fund		169%	387%
Thrivent Partner Emerging Markets Equity Fund		69%	103%
Thrivent Small Cap Stock Fund		56%	66%
Thrivent Mid Cap Stock Fund		27%	39%
Thrivent Partner Worldwide Allocation Fund		77%	74%
Thrivent Large Cap Growth Fund		45%	63%
Thrivent Large Cap Value Fund		24%	39%
Thrivent Large Cap Stock Fund		65%	66%
Thrivent High Yield Fund		43%	61%
Thrivent Income Fund		97%	121%
Thrivent Municipal Bond Fund		8%	24%
Thrivent Government Bond Fund		130%	184%
Thrivent Limited Maturity Bond Fund		102%	121%

1	For the fiscal years ended December 31, 2015, December 31, 2014 and December 31, 2013.

Regular Broker or Dealers

Each of the Funds listed below held securities of its “regular broker or dealers,” as that term is defined in Rule 10b-1 under the 1940 Act, as of October 31, 2014 (December 31, 2015 in the case of Thrivent Growth and Income Plus Fund and Thrivent Diversified Income Plus Fund) as follows:

Funds	Regular Broker or Dealer (or Parent)	Aggregate Holdings
Thrivent Aggressive Allocation Fund	Citigroup, Inc.
Bank of America Corporation
J.P. Morgan
Morgan Stanley Dean Witter & Company
Credit Suisse Group AG
Deutsche Bank

Thrivent Moderately Aggressive Allocation Fund	Bank of America Corporation
Citigroup, Inc.
J.P. Morgan
Morgan Stanley Dean Witter & Company
Credit Suisse Group AG
Deutsche Bank
Goldman, Sachs & Company
Barclays
The Royal Bank of Scotland
Nomura Securities International, Inc.

Thrivent Moderate Allocation Fund	Bank of America Corporation
J.P. Morgan
Citigroup, Inc.
Morgan Stanley Dean Witter & Company
Credit Suisse Group AG
Goldman, Sachs & Company
Deutsche Bank
Barclays
The Royal Bank of Scotland
Nomura Securities International, Inc.

Thrivent Moderately Conservative Allocation Fund	Bank of America Corporation
J.P. Morgan
Citigroup, Inc.
Morgan Stanley Dean Witter & Company
Credit Suisse Group AG
Goldman, Sachs & Company
Deutsche Bank
The Royal Bank of Scotland
Barclays
Nomura Securities International, Inc.

Funds	Regular Broker or Dealer (or Parent)	Aggregate Holdings
Thrivent Growth and Income Plus Fund	Bank of America Corporation
Citigroup, Inc.
J.P. Morgan
Deutsche Bank
Morgan Stanley Dean Witter & Company
Goldman, Sachs & Company
The Royal Bank of Scotland
Nomura Securities International, Inc.

Thrivent Balanced Income Plus Fund	Bank of America Corporation
J.P. Morgan
Citigroup, Inc.
Deutsche Bank
The Royal Bank of Scotland
Morgan Stanley Dean Witter & Company
Goldman, Sachs & Company
Credit Suisse Group AG
Nomura Securities International, Inc.
Barclays
BNY Mellon

Thrivent Diversified Income Plus Fund	Bank of America Corporation
J.P. Morgan
Citigroup, Inc.
Morgan Stanley Dean Witter & Company
Deutsche Bank
The Royal Bank of Scotland
Goldman, Sachs & Company
Credit Suisse Group AG
BNY Mellon

Thrivent Opportunity Income Plus Fund	Bank of America Corporation
J.P. Morgan
Citigroup, Inc.
Goldman, Sachs & Company
Morgan Stanley Dean Witter & Company
Deutsche Bank
The Royal Bank of Scotland
Credit Suisse Group AG
Nomura Securities International, Inc.
UBS AG
Barclays
BNY Mellon

Thrivent Partner Emerging Markets Equity Fund	Citigroup, Inc.
Barclays

Funds	Regular Broker or Dealer (or Parent)	Aggregate Holdings
Thrivent Partner Worldwide Allocation Fund	HSBC Securities
Credit Suisse Group AG
Macquarie Group
Deutsche Bank
Citigroup, Inc.
Barclays
Nomura Securities International, Inc.

Thrivent Large Cap Growth Fund	J.P. Morgan

Thrivent Large Cap Value Fund	Morgan Stanley Dean Witter & Company
Deutsche Bank

Thrivent Large Cap Stock Fund	J.P. Morgan
Citigroup, Inc.
Bank of America Corporation

Thrivent High Yield Fund	Jefferies & Company, Inc.
Goldman, Sachs & Company
Citigroup, Inc.
Morgan Stanley Dean Witter & Company

Thrivent Income Fund	Bank of America Corporation
Morgan Stanley Dean Witter & Company
Goldman, Sachs & Company
Citigroup, Inc.
J.P. Morgan
Barclays
The Royal Bank of Scotland
Credit Suisse Group AG
Nomura Securities International, Inc.

Thrivent Limited Maturity Bond Fund	J.P. Morgan
Bank of America Corporation
Morgan Stanley Dean Witter & Company
Goldman, Sachs & Company
Credit Suisse Group AG
Citigroup, Inc.

Thrivent Money Market Fund	US Bank N.A.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

Initial and subsequent purchases of Fund shares may be made by:

•	check;

•	Federal Reserve or bank wire;

•	telephone;

•	Internet;

•	Automatic Bank Withdrawal Plan; and

•	automatic payroll deduction.

Complete and submit your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.

Sales Charges

Purchases of Class A Fund shares (other than shares of Thrivent Money Market Fund or Thrivent Limited Maturity Bond Fund) carry either an initial sales charge or, in certain limited cases, a deferred sales charge. This is explained in the section of the Funds’ prospectus relating to such shares entitled “Class A Shares,” which also lists ways to reduce or avoid sales charges on subsequent purchases.

In addition to the situations described in the prospectus, sales charges are waived when shares are purchased by:

•	directors and regular full-time and regular part-time employees of Thrivent Financial and its subsidiaries and affiliates or others that reside at the same mailing address as the director or employee;

•	members of Thrivent Financial’s sales force and others that reside at the same mailing address as the sales force member; and

•	any trust, pension, profit-sharing or other benefit plan for such persons.

Thrivent Distributors, LLC may also, from time to time, waive or reduce the initial sales charge on certain Class A shares offered uniformly to the public for specific time periods as specified in the disclosure documents of the applicable Fund (e.g., prospectus or supplement to the prospectus).

Employees

Regular part- and full-time employees of Thrivent Financial are persons who are defined as such by the Thrivent Financial Human Resources Policy Manual.

Restriction on Sale of Shares Purchased

Sales to any of the persons or groups mentioned in this section are made only with the purchaser’s written promise that the shares will not be resold, except through redemption or repurchase by or on behalf of a Fund.

Redeeming Shares

Shares may be redeemed with requests made:

•	in writing;

•	through telephone or the Internet; or

•	through the systematic withdrawal plan.

All methods of redemptions are described in the Funds’ prospectus under “Redeeming Shares.”

Net Asset Value of Shares

The net asset value per share of each class is determined at the close of each day the New York Stock Exchange is open, or any other day as provided by Rule 22c-1 under the 1940 Act. Determination of net asset value may be suspended when the Exchange is closed or if certain emergencies have been determined to exist by the Securities and Exchange Commission, as allowed by the 1940 Act.

Net asset value per share is determined by adding the market or appraised value of all portfolio securities and other assets attributable to each class of shares; subtracting liabilities attributable to such class; and dividing the result by the number of shares of such class outstanding.

The market value of each Fund’s portfolio securities is determined at the close of regular trading of the New York Stock Exchange (the “Exchange”) on each day the Exchange is open. The value of portfolio securities is determined in the following manner:

•

Equity securities traded on the Exchange or any other national securities exchange are valued at the last sale price. If there has been no sale on that day or if the security is unlisted, it is valued at the current bid price considered best to represent value in the circumstances.

•

Equity securities not traded on a national securities exchange are valued at the current bid price considered best to represent the value in the circumstances, except that securities for which quotations are furnished through the nationwide automated quotation system approved by the NASDAQ will be valued at their last sales prices so furnished on the date of valuation, if such quotations are available for sales occurring on that day.

•

Bonds and other income securities traded on a national securities exchange will be valued at the last sale price on such national securities exchange that day. Thrivent Asset Mgt. may value such securities on the basis of prices provided by an independent pricing service or within the range of the current bid and asked prices considered best to represent the value in the circumstances, if those prices are believed to better reflect the fair market value of such exchange listed securities.

•

Bonds and other income securities not traded on a national securities exchange will be valued at the current bid price considered best to represent the value in the circumstances. Such securities may also be valued on the basis of prices provided by an independent pricing service if those prices are believed to reflect the fair market value of such securities.

For all Funds other than the Thrivent Money Market Fund, short-term debt securities are valued at acquisition cost, plus or minus any amortized discount or premium (amortized cost). Other debt securities with maturities of 60 days or less are valued at amortized cost, if appropriate.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data employed in determining valuation for such securities.

All other securities and assets will be appraised at fair value as determined by the Board of Trustees.

Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in computing the net asset value of shares of a Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events affecting the value of such securities and exchange rates may occur between the times at which they are determined and the close of the Exchange, which will not be reflected in the computation of net asset values. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Trustees of the Fund.

For purposes of determining the net asset value of shares of a Fund all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars based upon an exchange rate quoted by a major bank that is a regular participant in the foreign exchange market. Foreign securities may also be priced on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

The Funds may permit frequent trading by the InFaith Community Foundation, Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, and Thrivent Moderately Conservative Allocation Fund if each trade and the frequency of trading does not materially increase costs to shareholders and does not materially affect or disrupt portfolio management. Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, and Thrivent Moderately Conservative Allocation Fund are series of Thrivent Mutual Funds. The InFaith Community Foundation is a national public charity that accepts gifts from individuals and organizations, invests these gifts, and then distributes grants to support the charities and causes designated by the donating individuals and organizations. The Funds have no formal or written arrangements with any shareholder, including those mentioned in the previous sentence, to permit frequent trading. The Adviser closely monitors frequent trading. Neither the Funds, the Adviser, nor any other party receives any consideration for permitting frequent trading.

Thrivent Money Market Fund

Securities held by Thrivent Money Market Fund are valued on the basis of amortized cost, which involves a constant amortization of premium or accretion of discount to maturity regardless of the impact of fluctuating interest rates on the market value of the security. Amortized cost approximates market value. While this method provides certainty in valuation, it may result in periods in which the value as determined by amortized cost is higher or lower than the price Thrivent Money Market Fund would receive if it sold the security.

Thrivent Money Market Fund anticipates that under ordinary and usual circumstances it will be able to maintain a constant net asset value of $1.00 per share and Thrivent Money Market Fund will use its best efforts to do so. However, such maintenance at $1.00 might not be possible if (1) there are changes in short-term interest rates or other factors and Thrivent Money Market Fund is compelled to sell securities at a time when the prices which it is able to realize vary significantly from the values determined on the amortized cost basis or (2) Thrivent Money Market Fund should have negative net income.

The utilization of the amortized cost method of valuation requires compliance with the requirements of Rule 2a-7 under the 1940 Act. Such compliance requires, among other things, the following:

(1)	The Trustees must adopt procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations (or an appropriate substitute which reflects current market conditions) from Thrivent Money Market Fund’s net asset value per share under the amortized cost valuation method will be determined at such intervals as the Trustees deem appropriate and reasonable in light of current market conditions, and the Trustees must review periodically the amount of the deviation as well as the methods used to calculate the deviation;

(2)	In the event such deviation from Thrivent Money Market Fund’s net asset value under the amortized cost valuation method exceeds 1/2 of 1%, the Trustees must promptly consider what action should be initiated by them, and when the Trustees believe the extent of any deviation from Thrivent Money Market Fund’s net asset value per share under the amortized cost valuation method may result in material dilution or any other unfair results to investors or existing shareholders, they must take such action as they deem appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results (shareholders will be notified in the event any such corrective action is taken by the Trustees);

(3)	Thrivent Money Market Fund may not purchase any instrument with a remaining maturity greater than 397 calendar days. In addition, the Fund must maintain a weighted average maturity (WAM) of not more than 60 days and a weighted average life (WAL) of not more than 120 days. When calculating its WAM, the Fund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. Generally, the Fund may not take into account these resets when calculating its WAL;

(4)	Thrivent Money Market Fund must invest at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash; and

(5)	Thrivent Money Market Fund must record, maintain and preserve certain records and observe certain reporting obligations in accordance with Rule 2a-7.

Conversion to Federal Funds

It is Thrivent Money Market Fund’s policy to be as fully invested as possible so that maximum interest may be earned on money market instruments in the Fund’s portfolio. To that end, all payments from investors must be in federal funds or be converted into federal funds when deposited to State Street Bank’s account at the Boston Federal Reserve Bank. This conversion must be made before shares are purchased. State Street Bank will act as the investor’s agent in depositing checks and converting them to federal funds. State Street will convert the funds and enter the investor’s order for shares within two days of receipt of the check.

TAX STATUS

The Funds’ Tax Status

The Funds expect to pay no federal income tax because they intend to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

•	derive at least 90% of its gross income from dividends, interest, gains from the sale of securities, and certain other investments;

•	comply with applicable asset diversification requirements; and

•	distribute at least 90% of its ordinary income to shareholders.

It is each Fund’s policy to distribute substantially all of its income on a timely basis, including any net realized gains on investments each year.

To avoid payment of a 4% excise tax, each Fund is also generally required to distribute to shareholders at least 98% of its ordinary income earned during the calendar year and 98.2% of its net capital gains realized during the 12-month period ending October 31.

Shareholders’ Tax Status

Information on a shareholder’s tax status is described in the Fund’s Prospectus under “Taxes.”

Capital Gains

While the Funds do not intend to engage in short-term trading, they may dispose of securities held for only a short time if Thrivent Asset Mgt. believes it to be advisable. Such changes may result in the realization of capital gains. Each Fund distributes its realized gains in accordance with federal tax regulations. Distributions from any net realized capital gains will usually be declared in December.

DESCRIPTION OF DEBT RATINGS

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch, or, if unrated, determined by Thrivent Asset Mgt. to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by Thrivent Asset Mgt.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by Thrivent Asset Mgt.

Below Investment Grade, High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s, BBB by S&P or Fitch and comparable securities. They are deemed predominately speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s, S&P’s and Fitch’s rating categories applicable to fixed income securities.

Moody’s Investors Service, Inc.

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1:	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP:	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

US Municipal Short-Term Debt and Demand Obligation Ratings

Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1:	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2:	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3:	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG:	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

VMIG 1:	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2:	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3:	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG:	This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Standard & Poor’s Ratings Services

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Investment Grade

AAA:	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB:	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB:	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

R:	An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory Supervision, the regulators may have to power to favor one class of obligations over others or pay some obligations and not other. Please see standard & Poor’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D:	An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or Class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A selective default includes the completion of a distressed exchange offer, whereby one or more financial obligation is either repurchased for an amount of cash or replaced by other instruments having a total value that is less per. Please see Standard & Poor’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR:	This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Plus (+) or minus (-):	The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

A-1:	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C:	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D:	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Fitch, Inc.

Long-Term Credit Ratings

Investment Grade

AAA:	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA:	Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A:	High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB:	Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB:	Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B:	Highly speculative. ‘B’ ratings indicate that material credit risk is present, but a limited margin of safety remains, financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC:	Substantial credit risk. Default is a real possibility.

CC:	Very high levels of credit risk. Default of some kind appears probable.

C:	Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a “C” category rating for an issuer include:

• a. The issuer has entered into a grace or cure period following non-payment of a material financial obligation;

• b. The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

• c. Fitch ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

D:	“Indicates an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration receivorship, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1:	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2:	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3:	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B:	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C:	High short-term default risk. Default is a real possibility.

RD:	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D:	Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

The Report of Independent Registered Public Accounting Firm and financial statements in the Annual Report of the Funds for the fiscal year ended October 31, 2015 (for all series except Thrivent Growth and Income Plus Fund, and Thrivent Diversified Income Plus Fund) and December 31, 2015 (for Thrivent Growth and Income Plus Fund and Thrivent Diversified Income Plus Fund) are separate reports furnished with this SAI and are incorporated herein by reference.

APPENDIX A

THRIVENT FINANCIAL FOR LUTHERANS and

THRIVENT ASSET MANAGEMENT, LLC

PROXY VOTING PROCESS AND POLICIES SUMMARY

•	RESPONSIBILITY TO VOTE PROXIES

Overview.  Thrivent Financial for Lutherans and Thrivent Asset Management, LLC (“Thrivent Financial”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, Thrivent Financial analyzes the proxy statements of issuers whose stock is owned by the investment companies which it sponsors and serves as investment adviser (“Thrivent Funds”) and by institutional accounts who have requested that Thrivent Financial be involved in the proxy process.

Thrivent Financial has adopted Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

Fiduciary Considerations.  It is the policy of Thrivent Financial that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Thrivent Fund. Proxies are voted solely in the interests of the client, Thrivent Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Thrivent Financial votes proxies, where possible to do so, in a manner consistent with its fiduciary obligations and responsibilities. Logistics involved may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration Given Management Recommendations.  One of the primary factors Thrivent Financial considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, Thrivent Financial believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company’s management will not be supported in any situation where it is found to be not in the best interests of the client, and Thrivent Financial reserves the right to vote contrary to management when it believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.

•	ADMINISTRATION OF POLICIES AND PROCEDURES

Thrivent Financial’s Compliance and Governance Committee (“Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. Annually, the Committee reviews the proxy voting policies and procedures. As discussed below, Thrivent Financial portfolio management may, with the approval of the Committee, vote proxies other than in accordance with the proxy voting policies and procedures.

•	HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, Thrivent Financial has retained Institutional Shareholder Services Inc. (“ISS”), an expert in the proxy voting area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibilities. While the Committee relies upon ISS research in helping to establish Thrivent Financial’s proxy voting guidelines, Thrivent Financial may deviate from ISS recommendations on general policy issues or specific proxy proposals.

Summary of Thrivent Financial’s Voting Policies

Voting guidelines have been adopted by the Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals. The voting guidelines are available to shareholders upon request. The following is a summary of the significant Thrivent Financial policies:

Board Structure and Composition Issues — Thrivent Financial believes boards are expected to have a majority of directors independent of management. The independent directors are expected to organize much of the board’s work, even if the chief executive officer also serves as chairman of the board. Key committees (audit, compensation, and nominating/corporate governance) of the board are expected to be entirely independent of management. It is expected that boards will engage in critical self-evaluation of themselves and of individual members. Individual directors, in turn, are expected to devote significant amounts of time to their duties, to limit the number of directorships they accept, and to own a meaningful amount of stock in companies on whose boards they serve. As such, Thrivent Financial withholds votes for directors who miss more than one-fourth of the scheduled board meetings. Thrivent Financial votes against management efforts to stagger board member terms because a staggered board may act as a deterrent to takeover proposals. For the same reasons, Thrivent Financial votes for proposals that seek to fix the size of the board.

Executive and Director Compensation — Non-salary compensation remains one of the most sensitive and visible corporate governance issues. Although shareholders have little say about how much the CEO is paid in salary and bonus, they do have a major voice in approving stock option and incentive plans. Stock option plans transfer significant amounts of wealth from shareholders to employees, and in particular to executives and directors. Rightly, the cost of these plans must be in line with the anticipated benefits to shareholders. Clearly, reasonable limits must be set on dilution as well as administrative authority. In addition, shareholders must consider the necessity of the various pay programs and examine the appropriateness of award types. Consequently, the pros and cons of these proposals necessitate a case-by-case evaluation. Generally, Thrivent Financial opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, and dilution to shareholders.

Ratification of Auditors — Annual election of the outside accountants is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside accountants, we believe that outside accountants must ultimately be accountable to shareholders. Given the rash of accounting irregularities that were not detected by audit panels or auditors, shareholder ratification is an essential step in restoring investor confidence. In line with this, Thrivent Financial votes for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

Mergers and Acquisitions, Anti-Takeover and Corporate Governance Issues — Thrivent Financial votes on mergers and acquisitions on a case-by-case basis, taking the following into account: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; the opinion of the financial advisor; potential conflicts of interest between management’s interests and shareholders’ interests; and changes in corporate governance and their impact on shareholder rights. Thrivent Financial generally opposes anti-takeover measures since they adversely impact shareholder rights. Also, Thrivent Financial will consider the dilutive impact to shareholders and the effect on shareholder rights when voting on corporate governance proposals.

Social, Environmental and Corporate Responsibility Issues — In addition to moral and ethical considerations intrinsic to many of these proposals, Thrivent Financial recognizes their potential for impact on the economic performance of the company. Thrivent Financial balances these considerations carefully. On proposals which are primarily social, moral or ethical, Thrivent Financial believes it is impossible to vote in a manner that would accurately reflect the views of the beneficial owners of the portfolios that it manages. As such, on these items Thrivent Financial abstains. When voting on matters with apparent economic or operational impacts on the company, Thrivent Financial realizes that the precise economic effect of such proposals is often unclear. Where this is the case, Thrivent Financial relies on management’s assessment, and generally votes with company management.

Shareblocking — Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. Thrivent Financial generally abstains from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Meeting Notification

Thrivent Financial utilizes ISS’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes on behalf of our clients. ISS tracks and reconciles Thrivent Financial holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily in ProxyExchange, ISS’ web-based application. ISS is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to Thrivent Financial upon request.

Vote Determination

ISS provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process. The final authority and responsibility for proxy voting decisions remains with Thrivent Financial. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

Portfolio managers, executive officers, and directors (or persons holding equivalent positions) of Thrivent Financial and its affiliates may on any particular proxy vote request to diverge from Policies and Procedures. In such cases, the person requesting to diverge from the Policies and Procedures is required to document in writing the rationale for their vote and submit all written documentation to the Committee for review and approval. In determining whether to approve any particular request, the Committee will determine that the request is not influenced by any conflict of interest and is in the best interests of its clients.

Monitoring and Resolving Conflicts of Interest

The Committee is responsible for monitoring and resolving possible material conflicts between the interests of Thrivent Financial and those of its clients with respect to proxy voting.

Application of the Thrivent Financial guidelines to vote client proxies should in most instances adequately address any possible conflicts of interest since the voting guidelines are pre-determined by the Committee using recommendations from ISS.

However, for proxy votes inconsistent with Thrivent Financial guidelines, Investment Operations gathers the documentation with respect to the portfolio manager’s voting rationale and brings it to the Committee for review for possible conflicts of interest. The Committee assesses whether any business or other relationships between Thrivent Financial and a portfolio company could have influenced an inconsistent vote on that company’s proxy.

Securities Lending

Thrivent Financial will generally not vote nor seek to recall in order to vote shares on loan, unless it determines that a vote is particularly significant. Seeking to recall securities in order to vote them even in these limited circumstances may nevertheless not result in Thrivent Financial voting the shares because the securities are unable to be recalled in time from the party with custody of the securities, or for other reasons beyond Thrivent Financial’s control.

•	REPORTING AND RECORD RETENTION

Proxy statements and solicitation materials received from issuers (other than those which are available on the SEC’s EDGAR database) are kept by ISS in its capacity as voting agent and are available upon request. Thrivent Financial retains documentation on shares voted differently than the Thrivent Financial voting guidelines, and any document which is material to a proxy voting decision such as the Thrivent Financial voting guidelines and the Committee meeting materials. In addition, all SEC filings with regard to proxy voting, such as Form N-PX, will be kept. All proxy voting materials and supporting documentation are retained for five years.

ISS provides Vote Summary Reports for each Thrivent Fund. The report specifies the company, ticker, cusip, meeting dates, proxy proposals, and votes which have been cast for the Thrivent Fund during the period, the position taken with respect to each issue and whether the fund voted with or against company management. Information on how each Thrivent Fund voted proxies during the most recent 12-month period ending June 30 is available at the Thrivent Financial website or the SEC website.

Aberdeen U.S. Registered Advisers

Policy Summary on Proxy Voting

Aberdeen and its affiliated U.S. registered advisers (the “Aberdeen Advisers”) have adopted a proxy voting policy. The proxy voting policy is designed and implemented in a way that is reasonably expected to ensure that proxies are voted in the economic best interests of clients, that is, the common interest that all clients share in seeing the value of a common investment increase over time. Proxies are voted with the aim of furthering the best economic interests of clients, promoting high levels of corporate governance and adequate disclosure of company policies, activities and returns, including fair and equal treatment of stockholders.

The Aberdeen Advisers seek to develop relationships with the management of portfolio companies to encourage transparency and improvements in the treatment of employees, owners and stakeholders. Thus, the Aberdeen Advisers may engage in dialogue with the management of portfolio companies with respect to pending proxy voting issues. In voting proxies, the Adviser may conduct research internally and/or use the resources of an independent research consultant. The Aberdeen Adviser may consider legislative materials, studies of corporate governance and other proxy voting issues, and/or analyses of shareholder and management proposals by a certain sector of companies, e.g., Fortune 500 companies.

The proxy voting policy is a guideline. Each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement or comparable document, and all other relevant facts and circumstances at the time of the vote. The Aberdeen Advisers may cast proxy votes in favor of management proposals or seek to change the views of management, considering specific issues as they arise on their merits. The Aberdeen Advisers may also join with other investment managers in seeking to submit a shareholder proposal to a company or to oppose a proposal submitted by the company. Such action may be based on fundamental, social, environmental or human rights grounds.

Material conflicts are resolved in the best interest of clients. A material conflict of interest includes those circumstances when the Adviser or any member of senior management, portfolio manager or portfolio analyst knowingly does business with a particular proxy issuer or closely affiliated entity, which may appear to create a material conflict between the interests of the Adviser and the interests of its clients in how proxies of that issuer are voted. A material conflict of interest might also exist in unusual circumstances when the Adviser has actual knowledge of a material business arrangement between a particular proxy issuer or closely affiliated entity and an affiliate of the Adviser.

When a material conflict of interest between the Aberdeen Adviser and its client(s) is identified, the Aberdeen Adviser may choose among the following options to eliminate such conflict: (1) vote in accordance with the proxy voting policy if it involves little or no discretion; (2) vote as recommended by a third party service if the Aberdeen Adviser utilizes such a service; (3) “echo vote” or “mirror vote” the proxies in the same proportion as the votes of other proxy holders that are not the Aberdeen Adviser’s clients; (4) if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict; (5) if practical, notify affected clients of the conflict of interest and seek a waiver of the conflict; or (6) if agreed upon in writing with the client, forward the proxies to affected clients allowing them to vote their own proxies.

In certain circumstances, the Aberdeen Advisers may take a limited role in voting proxies. Some of these circumstances may include when the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant; for cost reasons (e.g., non-U.S. securities); if the securities are on loan; or if a jurisdictions has imposed share-blocking restrictions that prevents the Aberdeen Adviser from exercising its voting authority.

April 2014

Goldman Sachs Asset Management

(“GSAM”)*

POLICY ON PROXY VOTING

FOR INVESTMENT ADVISORY CLIENTS

A. Objective

GSAM has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the “Policy”). These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary and contractual obligations.

B. Guiding Principles

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that favor proposals that in GSAM’s view tend to maximize a company’s shareholder value and are not influenced by conflicts of interest. These principles reflect GSAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

GSAM periodically reviews this Policy, including our use of the GSAM Guidelines (as defined below), to ensure it continues to be consistent with our guiding principles.

C. Implementation and the Proxy Voting Process

Public Equity Investments

To implement these guiding principles for investments in publicly-traded equities for which we have voting power on any record date, we follow customized proxy voting guidelines that have been developed by GSAM portfolio management (the “GSAM Guidelines”). The GSAM Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the GSAM Guidelines identify factors we consider in determining how the vote should be cast. A summary of the GSAM Guidelines is attached as Part II.

*	For purposes of this Policy, “GSAM” refers, collectively, to the following legal entities: Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Goldman Sachs Hedge Fund Strategies LLC; GS Investment Strategies, LLC; GSAM Stable Value, LLC; Goldman Sachs (Singapore) Pte.; Goldman Sachs (Asia) L.L.C.; Goldman Sachs Asset Management Korea Co., Ltd.; Goldman Sachs Asset Management Co. Ltd.; Beijing Gao Hua Securities Company Limited; Goldman Sachs (China) L.L.C.; Goldman Sachs (India) Securities Private Limited; Goldman Sachs Asset Management (India) Private Limited; Goldman Sachs Representacoes Ltda.; Goldman Sachs Asset Management Brasil LTDA; GS Investment Strategies Canada Inc.; Goldman Sachs Management (Ireland) Ltd.; Goldman Sachs Asset Management Company Private Limited; Goldman Sachs Asset Management Australia Pty Ltd.; Goldman Sachs Australia Managed Funds Limited; Goldman Sachs Trustee Company (India) Private Limited; Goldman Sachs Global Advisory Products LLC.

The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio management teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.

Implementation by GSAM Portfolio Management Teams

General Overview

GSAM seeks to fulfill its proxy voting obligations through the implementation of this Policy and the oversight and maintenance of the GSAM Guidelines. In this connection, GSAM has retained a third-party proxy voting service (“Proxy Service”)1 to assist in the implementation of certain proxy voting-related functions, including, without limitation, operational, recordkeeping and reporting services. Among its responsibilities, the Proxy Service prepares a written analysis and recommendation (a “Recommendation”) of each proxy vote that reflects the Proxy Service’s application of the GSAM Guidelines to the particular proxy issues. GSAM retains the responsibility for proxy voting decisions.

GSAM’s portfolio management teams (each, a “Portfolio Management Team”) generally cast proxy votes consistently with the GSAM Guidelines and the Recommendations. Each Portfolio Management Team, however, may on certain proxy votes seek approval to diverge from the GSAM Guidelines or a Recommendation by following an “override” process. The override process requires: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to senior management of GSAM and/or other appropriate GSAM personnel; (iv) an attestation that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.

A Portfolio Management Team that receives approval through the override process to cast a proxy vote that diverges from the GSAM Guidelines and/or a Recommendation may vote differently than other Portfolio Management Teams that did not seek an override for that particular vote for that particular company.

Fundamental Equity and GS Investment Strategies Portfolio Management Teams

The Fundamental Equity and GS Investment Strategies Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. On a case-by-case basis, and subject to the approval process described above, each Fundamental Equity Portfolio Management Team and the GS Investment Strategies Portfolio Management Team may vote differently than the GSAM Guidelines or a particular Recommendation. In forming their views on particular matters, these Portfolio Management Teams may consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the GSAM Guidelines and Recommendations.

Quantitative Investment Strategies Portfolio Management Teams

The Quantitative Investment Strategies Portfolio Management Teams have decided to follow the GSAM Guidelines and Recommendations exclusively, based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as their participation in the creation of the GSAM Guidelines and their evaluation of the Proxy Service’s process of preparing Recommendations. The Quantitative Investment Strategies Portfolio Management Teams may from time to time, however, review and individually assess any specific shareholder vote.

1	The third-party proxy voting service currently retained by GSAM is Institutional Shareholder Services.

Potential Limitations on GSAM’s Ability to Vote Proxies

In certain circumstances, such as if a security is on loan through a securities lending program or held by a prime broker, the Portfolio Management Teams may not be able to participate in certain proxy votes unless the shares of the particular issuer are recalled in time to cast a vote. A determination of whether to seek a recall will be based on whether the applicable Portfolio Management Team determines that the benefit of voting outweighs the costs, lost revenue, and/or other detriments of retrieving the securities, recognizing that the handling of such recall requests is beyond GSAM’s control and may not be satisfied in time for GSAM to vote the shares in question.

From time to time, GSAM may face regulatory, compliance, legal or logistical limits with respect to voting securities that it may purchase or hold for client accounts which can affect GSAM’s ability to vote such proxies, as well as the desirability of voting such proxies. As a result, GSAM, from time to time, may determine that it is not desirable to vote proxies in certain circumstances. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits, as well as legal matters related to consolidated groups, may restrict the total percentage of an issuer’s voting securities that GSAM can hold for clients and the nature of GSAM’s voting in such securities. GSAM’s ability to vote proxies may also be affected by, among other things: (i) meeting notices received too late; (ii) requirements to vote proxies in person; (iii) restrictions on a foreigner’s ability to exercise votes; (iv) potential difficulties in translating the proxy; (v) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions; and (vi) requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting.

GSAM clients who have delegated voting responsibility to GSAM with respect to their account may from time to time contact their client representative if they would like to direct GSAM to vote in a particular manner for a particular solicitation. GSAM will use commercially reasonable efforts to vote according to the client’s request in these circumstances, however, GSAM’s ability to implement such voting instruction will be dependent on operational matters such as the timing of the request.

Use of a Proxy Service

As discussed above, GSAM utilizes a Proxy Service to assist in the implementation and administration of GSAM’s proxy voting function. The Proxy Service assists GSAM in the proxy voting process by providing operational, recordkeeping and reporting services. In addition, the Proxy Service produces Recommendations as previously discussed under this Policy and provides assistance in the development and maintenance of the GSAM Guidelines. GSAM conducts periodic due diligence meetings with the Proxy Service which include, but are not limited to, a review of the Proxy Service’s general organizational structure, new developments with respect to research and technology, work flow improvements and internal due diligence with respect to conflicts of interest.

GSAM may hire other service providers to replace or supplement the Proxy Service with respect to any of the services GSAM currently receives from the Proxy Service. In addition, individual Portfolio Management Teams may supplement the information and analyses the Proxy Service provides from other sources.

Fixed Income and Private Investments

Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant Portfolio Management Teams based on their assessment of the particular transactions or other matters at issue. Such Portfolio Management Teams may also adopt policies related to the fixed income or private investments they make that supplement this Policy.

Alternative Investment and Manager Selection (“AIMS”) and Externally Managed Strategies

Where GSAM places client assets with managers outside of GSAM, which function occurs primarily within GSAM’s AIMS business unit, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. AIMS may, however, retain proxy voting responsibilities where it deems appropriate or necessary under prevailing circumstances. To the extent AIMS portfolio managers assume proxy voting responsibility with respect to publicly-traded equity securities they will follow the GSAM Guidelines and Recommendations as discussed above unless an override is requested. Any other voting decision will be conducted in accordance with AIMS’ policies governing voting decisions with respect to non-publicly traded equity securities held by their clients.

D. Conflicts of Interest

Pursuant to this Policy, GSAM has implemented processes designed to prevent conflicts of interest from influencing its proxy voting decisions. These processes include the use of the GSAM Guidelines and Recommendations and the override process described above in instances when a Portfolio Management Team is interested in voting in a manner that diverges from the GSAM Guidelines and/or a Recommendation.

Part II

GSAM Proxy Voting Guidelines Summary

The following is a summary of the material GSAM Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of GSAM’s Policy on Proxy Voting for Client Accounts (“Policy”). As described in the main body of the Policy, one or more GSAM portfolio management teams may diverge from the Guidelines and a related Recommendation on any particular proxy vote or in connection with any individual investment decision in accordance with the Policy.

A. US proxy items:

1. Operational Items	page 4
2. Board of Directors	page 5
3. Executive Compensation	page 7
4. Proxy Contests and Access	page 10
5. Shareholder Rights and Defenses	page 10
6. Mergers and Corporate Restructurings	page 11
7. State of Incorporation	page 11
8. Capital Structure	page 12
9. Corporate Social Responsibility (CSR)/Environmental, Social, Governance (ESG) Issues	page 12

B. Non-U.S. proxy items:

1. Operational Items	page 14
2. Board of Directors	page 15
3. Compensation	page 17
4. Board Structure	page 18
5. Capital Structure	page 18
6. Mergers and Corporate Restructurings & Other	page 20
7. Corporate Social Responsibility (CSR)/Environmental, Social, Governance (ESG) Issues	page 21

U.S. Proxy Items

The following section is a summary of the Guidelines, which form the substantive basis of the Policy with respect to U.S. public equity investments.

1. Operational Items

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply within the last year:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; or material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services are excessive (generally over 50% or more of the audit fees).

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services or asking for audit firm rotation.

2. Board of Directors

The Board of Directors should promote the interests of shareholders by acting in an oversight and/or advisory role; the board should consist of a majority of independent directors and should be held accountable for actions and results related to their responsibilities. When evaluating board composition, GSAM believes a diversity of ethnicity, gender and experience is an important consideration.

Classification of Directors

Where applicable, the New York Stock Exchange or NASDAQ Listing Standards definition is to be used to classify directors as insiders or affiliated outsiders. General definitions are as follows:

•	Inside Director

•	Employee of the company or one of its affiliates

•	Among the five most highly paid individuals (excluding interim CEO)

•	Listed as an officer as defined under Section 16 of the Securities and Exchange Act of 1934

•	Current interim CEO

•	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a defined group)

•	Affiliated Outside Director

•	Board attestation that an outside director is not independent

•	Former CEO or other executive of the company within the last 3 years

•	Former CEO or other executive of an acquired company within the past three years

•	Independent Outside Director

•	No material connection to the company other than a board seat

Additionally, GSAM will consider compensation committee interlocking directors to be affiliated (defined as CEOs who sit on each other’s compensation committees).

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD from individual directors who:

•	Attend less than 75 percent of the board and committee meetings without a disclosed valid excuse for each of the last two years;

•	Sit on more than six public operating and/or holding company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own — withhold only at their outside boards.

Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice.

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors above) in the case of operating and/or holding companies when:

•	The Inside Director or Affiliated Outside Director serves on the Audit, Compensation, or Nominating Committees (vote against Affiliated Outside Directors only for nominating committee);

•

The company lacks an Audit or Compensation Committee so that the full board functions as such committees and Insider Directors are participating in voting on matters that independent committees should be voting on;

•

The full board is less than majority independent (in this case withhold from Affiliated Outside Directors); at controlled companies, GSAM will first vote against the election of an Inside Director, other than the CEO or chairperson or second, against a nominee that is affiliated with the controlling shareholder or third, vote against a nominee affiliated with the company for any other reason.

Vote AGAINST or WITHHOLD from members of the appropriate committee for the following reasons (or independent chairman or lead director in cases of a classified board and members of appropriate committee are not up for reelection). Extreme cases may warrant a vote against the entire board.

•	Material failures of governance, stewardship, or fiduciary responsibilities at the company;

•

Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote (members of the Nominating or Governance Committees);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken); an adopted proposal that is substantially similar to the original shareholder proposal will be deemed sufficient; (vote against members of the committee of the board that is responsible for the issue under consideration). If GSAM did not support the shareholder proposal in both years, GSAM will still vote against the committee member(s).

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive (generally over 50% or more of the audit fees);

•	The company receives an adverse opinion on the company’s financial statements from its auditor and there is not clear evidence that the situation has been remedied; or

•

There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are identified, such as fraud, misapplication of GAAP and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

See section 3 on executive and director compensation for reasons to withhold from members of the Compensation Committee.

In limited circumstances, GSAM may vote AGAINST or WITHHOLD from all nominees of the board of directors (except from new nominees who should be considered on a CASE-BY-CASE basis and except as discussed below) if:

•

The company’s poison pill has a dead-hand or modified dead-hand feature for two or more years. Vote against/withhold every year until this feature is removed; however, vote against the poison pill if there is one on the ballot with this feature rather than the director;

•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	If in an extreme situation the board lacks accountability and oversight, coupled with sustained poor performance relative to peers.

Shareholder proposal regarding Independent Chair (Separate Chair/CEO)

Vote on a CASE-BY-CASE basis.

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

•	Two-thirds independent board;

•	All independent “key” committees (audit, compensation and nominating committees); or

•	Established, disclosed governance guidelines.

Shareholder proposal regarding board declassification

GSAM will generally vote FOR proposals requesting that the board adopt a declassified structure in the case of operating and holding companies.

Majority Vote Shareholder Proposals

GSAM will vote FOR proposals requesting that the board adopt majority voting in the election of directors provided it does not conflict with the state law where the company is incorporated.

GSAM also looks for companies to adopt a post-election policy outlining how the company will address the situation of a holdover director.

Cumulative Vote Shareholder Proposals

GSAM will generally support shareholder proposals to restore or provide cumulative voting in the case of operating and holding companies unless:

•

The company has adopted (i) majority vote standard with a carve-out for plurality voting in situations where there are more nominees than seats and (ii) a director resignation policy to address failed elections.

3. Executive Compensation

Pay Practices

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is preferred; proof that companies follow the criteria should be evident and retroactive performance target changes without proper disclosure is not viewed favorably. Compensation practices should allow a company to attract and retain proven talent. Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites. A company should also have an appropriate balance of short-term vs. long-term metrics and the metrics should be aligned with business goals and objectives.

If the company maintains problematic or poor pay practices, generally vote:

•	AGAINST Management Say on Pay (MSOP) Proposals; or

•	AGAINST an equity-based incentive plan proposal if excessive non-performance-based equity awards are the major contributor to a pay-for-performance misalignment.

•	If no MSOP or equity-based incentive plan proposal item is on the ballot, vote AGAINST/WITHHOLD from compensation committee members.

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Reasons to vote AGAINST the equity plan could include the following factors:

•	The plan permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

•	The plan is a vehicle for poor pay practices; or

•

There is more than one problematic feature of the plan, which could include one of the following calculations materially exceeding industry group metrics (i) the company’s three year burn rate or (ii) Shareholder Value Transfer (SVT).

Advisory Vote on Executive Compensation (Say-on-Pay, MSOP) Management Proposals

Vote FOR annual frequency and AGAINST shareholder or management proposals asking for any frequency less than annual.

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices. In general more than one factor will need to be present in order to warrant a vote AGAINST.

Pay-for-Performance Disconnect:

•

GSAM will consider there to be a disconnect based on a quantitative assessment of the following: CEO pay vs. TSR and peers, CEO pay as a percentage of the median peer group or CEO pay vs. shareholder return over time.

Additional Factors Considered Include:

•	Boards responsiveness if company received 70% or less shareholder support in the previous year’s MSOP vote;

•	Abnormally large bonus payouts without justifiable performance linkage or proper disclosure;

•	Egregious employment contracts;

•	Excessive perquisites or excessive severance and/or change in control provisions;

•	Repricing or replacing of underwater stock options without prior shareholder approval;

•	Excessive pledging or hedging of stock by executives;

•	Egregious pension/SERP (supplemental executive retirement plan) payouts;

•	Extraordinary relocation benefits;

•	Internal pay disparity;

•	Lack of transparent disclosure of compensation philosophy and goals and targets, including details on short-term and long-term performance incentives; and

•	Long-term equity-based compensation is 100% time-based.

Other Compensation Proposals and Policies

Employee Stock Purchase Plans — Non-Qualified Plans

Vote CASE-BY-CASE on nonqualified employee stock purchase plans taking into account the following factors:

•	Broad-based participation;

•	Limits on employee contributions;

•	Company matching contributions; and

•	Presence of a discount on the stock price on the date of purchase.

Option Exchange Programs/Repricing Options

Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns — the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing;

•	If it is a value-for-value exchange;

•	If surrendered stock options are added back to the plan reserve;

•	Option vesting;

•	Term of the option — the term should remain the same as that of the replaced option;

•	Exercise price — should be set at fair market or a premium to market;

•	Participants — executive officers and directors should be excluded.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Frequency on Pay)

Vote FOR annual frequency.

Stock retention holding period

Vote FOR shareholder proposals asking for a policy requiring that senior executives retain a significant percentage of shares acquired through equity compensation programs if the policy requests retention for two years or less following the termination of their employment (through retirement or otherwise) and a holding threshold percentage of 50% or less.

Also consider:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place and the terms/provisions of awards already granted.

Elimination of accelerated vesting in the event of a change in control

Vote AGAINST shareholder proposals seeking a policy eliminating the accelerated vesting of time-based equity awards in the event of a change-in-control.

Performance-based equity awards and pay-for-superior-performance proposals

Generally support unless there is sufficient evidence that the current compensation structure is already substantially performance-based. GSAM considers performance-based awards to include awards that are tied to shareholder return or other metrics that are relevant to the business.

Say on Supplemental Executive Retirement Plans (SERP)

Generally vote AGAINST proposals asking for shareholder votes on SERP.

4. Proxy Contests and Access

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors of operating and holding companies in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Likelihood that the Board will be productive as a result;

•	Stock ownership positions.

Proxy Access

Vote CASE-BY-CASE on shareholder or management proposals asking for proxy access.

GSAM may support proxy access as an important right for shareholders of operating and holding companies and as an alternative to costly proxy contests and as a method for GSAM to vote for directors on an individual basis, as appropriate, rather than voting on one slate or the other. While this could be an important shareholder right, the following will be taken into account when evaluating the shareholder proposals:

•	The ownership thresholds, percentage and duration proposed (GSAM will not support if the ownership threshold is less than 3%);

•	The maximum proportion of directors that shareholders may nominate each year (GSAM will not support if the proportion of directors is greater than 25%);

•	The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations; and

•	The governance of the company in question.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

5. Shareholders Rights & Defenses

Shareholder Ability to Act by Written Consent

In the case of operating and holding companies, generally vote FOR shareholder proposals that provide shareholders with the ability to act by written consent, unless:

•	The company already gives shareholders the right to call special meetings at a threshold of 25% or lower; and

•	The company has a history of strong governance practices.

Shareholder Ability to Call Special Meetings

In the case of operating and holding companies, generally vote FOR management proposals that provide shareholders with the ability to call special meetings.

In the case of operating and holding companies, generally vote FOR shareholder proposals that provide shareholders with the ability to call special meetings at a threshold of 25% or lower if the company currently does not give shareholders the right to call special meetings. However, if a company already gives shareholders the right to call special meetings at a threshold of at least 25%, do not support shareholder proposals to further reduce the threshold.

Advance Notice Requirements for Shareholder Proposals/Nominations

In the case of operating and holding companies, vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder-approved poison pill in place; or (2) the company has adopted a policy concerning the adoption of a pill in the future specifying certain shareholder friendly provisions.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption.

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

6. Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

•	Valuation;

•	Market reaction;

•	Strategic rationale;

•	Management’s track record of successful integration of historical acquisitions;

•	Presence of conflicts of interest; and

•	Governance profile of the combined company.

7. State of Incorporation

Reincorporation Proposals

GSAM may support management proposals to reincorporate as long as the reincorporation would not substantially diminish shareholder rights. GSAM may not support shareholder proposals for reincorporation unless the current state of incorporation is substantially less shareholder friendly than the proposed reincorporation, there is a strong economic case to reincorporate or the company has a history of making decisions that are not shareholder friendly.

Exclusive venue for shareholder lawsuits

Generally vote FOR on exclusive venue proposals, taking into account:

•	Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company’s proxy statement;

•	Whether the company has the following good governance features:

•	Majority independent board;

•	Independent key committees;

•	An annually elected board;

•	A majority vote standard in uncontested director elections;

•	The absence of a poison pill, unless the pill was approved by shareholder; and/or

•	Separate Chairman CEO role or, if combined, an independent chairman with clearly delineated duties.

8. Capital Structure

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis. We consider company-specific factors that include, at a minimum, the following:

•	Past Board performance;

•	The company’s use of authorized shares during the last three years;

•	One- and three-year total shareholder return;

•	The board’s governance structure and practices;

•	The current request;

•	Disclosure in the proxy statement of specific reasons for the proposed increase;

•	The dilutive impact of the request as determined through an allowable increase, which examines the company’s need for shares and total shareholder returns; and

•	Risks to shareholders of not approving the request.

9. Corporate Social Responsibility (CSR)/Environmental, Social, Governance (ESG) Issues

Overall Approach

GSAM recognizes that Environmental, Social and Governance (ESG) factors can affect investment performance, expose potential investment risks and provide an indication of management excellence and leadership. When evaluating ESG proxy issues, GSAM balances the purpose of a proposal with the overall benefit to shareholders.

Shareholder proposals considered under this category could include, among others, reports asking for details on 1) employee labor and safety policies; 2) impact on the environment of the company’s oil sands or fracturing operations; 3) water-related risks or 4) societal impact of products manufactured.

When evaluating social and environmental shareholder proposals the following factors are generally considered:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	What other companies in the relevant industry have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the company has material fines or violations in the area and if so, if appropriate actions have already been taken to remedy going forward;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Sustainability, climate change reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives and oversight mechanisms related to social, economic, and environmental sustainability, or how the company may be impacted by climate change. The following factors will be considered:

•	The company’s current level of publicly-available disclosure including if the company already discloses similar information through existing reports or policies

•	If the company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame;

•	If the company’s current level of disclosure is comparable to that of its industry peers; and

•	If there are significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Establishing goals or targets for emissions reduction

Vote CASE-BY-CASE on proposals that call for the adoption of Greenhouse Gas (“GHG”) reduction goals from products and operations, taking into account:

•	Overly prescriptive requests for the reduction in GHG emissions by specific amounts or within a specific time frame;

•	Whether company disclosure lags behind industry peers;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions;

•	The feasibility of reduction of GHGs given the company’s product line and current technology and;

•	Whether the company already provides meaningful disclosure on GHG emissions from its products and operations.

Political Contributions and Trade Association Spending/Lobbying Expenditures and Initiatives

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs;

•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

GSAM will not necessarily vote for the proposal merely to encourage further disclosure of trade association or lobbying spending.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Gender Identity and Sexual Orientation

A company should have a clear, public Equal Employment Opportunity (EEO) statement and/or diversity policy. Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to additionally prohibit discrimination based on sexual orientation and/or gender identity.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report or implementation of a policy on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

Non-U.S. Proxy Items

The following section is a broad summary of the Guidelines, which form the basis of the Policy with respect to non-U.S. public equity investments. Applying these guidelines is subject to certain regional and country-specific exceptions and modifications and is not inclusive of all considerations in each market.

1. Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the re-election of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered;

•	There is reason to believe that the auditor has rendered an opinion, which is neither accurate nor indicative of the company’s financial position;

•	Name of the proposed auditor has not been published;

•

The auditors are being changed without explanation; non-audit-related fees are substantial or are in excess of standard annual audit-related fees; or the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently low without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2. Board of Directors

Director Elections

Vote FOR management nominees taking into consideration the following:

•	Adequate disclosure has not been provided in a timely manner; or

•	There are clear concerns over questionable finances or restatements; or

•	There have been questionable transactions or conflicts of interest; or

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards. or

•	There are reservations about:

•	Director terms

•	Bundling of proposals to elect directors

•	Board independence

•	Disclosure of named nominees

•	Combined Chairman/CEO

•	Election of former CEO as Chairman of the Board

•	Overboarded directors

•	Composition of committees

•	Director independence

•	Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or

•	Repeated absences at board meetings have not been explained (in countries where this information is disclosed); or

•

Unless there are other considerations which may include sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice, failure to replace management, or egregious actions related to service on other boards.

Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of board candidates;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

•	Whether minority or majority representation is being sought.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees.

Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Classification of directors

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative provides) professional services to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative of a current employee of the company or its affiliates;

•	Relative of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered; and

•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

•	No material connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•

Any legal issues (e.g., civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders may bring legal action against the company or its directors; or

•	Vote on a CASE-BY-CASE basis where a vote against other agenda items are deemed inappropriate.

3. Compensation

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is preferred; proof that companies follow the criteria should be evident and retroactive performance target changes without proper disclosure is not viewed favorably. Compensation practices should allow a company to attract and retain proven talent. Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites. A company should also have an appropriate balance of short-term vs. long-term metrics and the metrics should be aligned with business goals and objectives.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

4. Board Structure

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Chairman CEO combined role (for applicable markets)

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

•	2/3 independent board, or majority in countries where employee representation is common practice;

•	A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

•	Fully independent key committees; and/or

•	Established, publicly disclosed, governance guidelines and director biographies/profiles.

5. Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

GSAM will generally recommend FOR share repurchase programs taking into account whether:

•	The share repurchase program can be used as a takeover defense;

•	There is clear evidence of historical abuse;

•	There is no safeguard in the share repurchase program against selective buybacks;

•	Pricing provisions and safeguards in the share repurchase program are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

6. Mergers and Corporate Restructuring & Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

•	Valuation;

•	Market reaction;

•	Strategic rationale;

•	Management’s track record of successful integration of historical acquisitions;

•	Presence of conflicts of interest; and

•	Governance profile of the combined company.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;

•	The nature of the asset to be transferred/service to be provided;

•	The pricing of the transaction (and any associated professional valuation);

•	The views of independent directors (where provided);

•	The views of an independent financial adviser (where appointed);

•	Whether any entities party to the transaction (including advisers) is conflicted; and

•	The stated rationale for the transaction, including discussions of timing.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

7. Corporate Social Responsibility (CSR)/Environmental, Social, Governance (ESG) Issues

Please refer to page 9 for our current approach to these important topics.

Mercator Asset Management, L.P. (“MAM”)

MAM has adopted the following Proxy Policies and Procedures in accordance with the relevant rules. Proxy votes will be periodically spot checked by the CCO for adherence to these rules.

MAM Proxy Voting Policies:

•

Proxies are voted in a way that is consistent with the best interests of our clients. MAM accepts the fact that, under ERISA, voting proxies is a fiduciary act of MAM. As a fiduciary, it may be appropriate for us to engage in active monitoring and communications with the issuer and, if appropriate, a translation service will be used.

•

MAM votes proxies for all clients that have delegated to MAM full authority and responsibility to cast said votes, except that when voting on proxy proposals involving foreign securities will involve unusual costs, MAM will weigh those costs against the benefits of voting in determining whether to vote on a particular proposal. If MAM should inadvertently receive voting materials for a client who HAS NOT delegated voting authority to MAM, then MAM would promptly forward all proxy materials to said client. In addition, if for any client account MAM receives notice of legal proceedings involving client securities, including without limitation bankruptcies and class actions, MAM would promptly forward such notices to the client.

•

MAM receives company meeting information and proxy materials from RiskMetrics Group. MAM also refers to RiskMetrics Group International Proxy Voting Guidelines Summary RiskMetrics Group International Proxy Voting Guidelines Summary[1], for informational purposes.

Proxy Voting Procedures:

•

The Research Analyst for each security’s corresponding market is responsible for client proxy voting. Many issues are relatively routine i.e. approval of annual report, auditors, uncontested election of directors, financial reports etc., and require no further assessment. Any issue in the judgment of the Research Analyst that requires special consideration will be presented to MAM’s investment committee for a decision.

•

MAM will cast votes in accordance with specific client guidelines if applicable, subject to consultation with the client if MAM believes that such vote would not be in the client’s best interest. In the absence of applicable client guidelines, MAM will vote in accordance with its judgment as to the client’s best interest, except that any vote involving a MAM conflict of interest will be cast in accordance with the specific RiskMetrics Group recommendation if available, or, if not, then in accordance with the RiskMetrics Group International Proxy Voting Guidelines Summary.

•	Full documentation is kept on each vote cast in every client account and procedures are in place to assure that voting is done in a timely manner.

Proxy Voting Reporting:

Reporting of proxy voting is available to all of our clients upon request.

1	RiskMetrics Group International Proxy Voting Guidelines Summary

Principal Global Investors, LLC

Proxy Voting and Class Action Monitoring

Background

Rule 206(4)-6 under the Advisers Act requires every investment adviser who exercises voting authority with respect to client securities to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. The procedures must address material conflicts that may arise in connection with proxy voting. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to clients upon request. Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

Risks

In developing this policy and procedures, the Advisers considered numerous risks associated with their voting of client proxies. This analysis includes risks such as:

•	The Advisers do not maintain a written proxy voting policy as required by Rule 206(4)-6.

•	Proxies are not voted in Clients’ best interests.

•	Proxies are not identified and voted in a timely manner.

•	Conflicts between the Advisers’ interests and the Client are not identified; therefore, proxies are not voted appropriately.

•	The third-party proxy voting services utilized by the Advisers are not independent.

•	Proxy voting records and Client requests to review proxy votes are not maintained.

The Advisers have established the following guidelines as an attempt to mitigate these risks.

Policy

The Advisers believe that proxy voting and the analysis of corporate governance issues, in general, are important elements of the portfolio management services provided to advisory clients. The Advisers’ guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company’s shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect the Advisers’ belief that sound corporate governance creates a framework within which a company can be managed in the interests of its shareholders.

In addition, as a fiduciary, the Advisers also monitor Clients’ ability to participate in class action events through the regular portfolio management process. Accordingly, the Advisers have adopted the policies and procedures set out below, which are designed to ensure that the Advisers comply with legal, fiduciary, and contractual obligations with respect to proxy voting and class actions.

Proxy Voting Procedures

The Advisers have implemented these procedures with the premise that portfolio management personnel base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance is one such factor, it may not be the primary consideration. As such, the principles and positions reflected in the procedures are designed to guide in the voting of proxies, and not necessarily in making investment decisions.

The Investment Accounting Department has assigned a Proxy Voting Team to manage the proxy voting process. The Investment Accounting Department has delegated the handling of class action activities to a Senior Investment Accounting Leader.

Institutional Shareholder Services

Based on the Advisers’ investment philosophy and approach to portfolio construction, and given the complexity of the issues that may be raised in connection with proxy votes, the Advisers have retained the services of Institutional Shareholder Services (“ISS”). ISS is a wholly owned subsidiary MSCI, Inc. which is a leading global provider of investment decision support tools. ISS offers proxy voting solutions to institutional clients globally. The services provided to the Advisers include in-depth research, voting recommendations, vote execution, recordkeeping, and reporting.

The Advisers have elected to follow the ISS Standard Proxy Voting Guidelines (the “Guidelines”), which embody the positions and factors that the Advisers’ Portfolio Management Teams (“PM Teams”) generally consider important in casting proxy votes.1 The Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. In connection with each proxy vote, ISS prepares a written analysis and recommendation (“ISS Recommendation”) that reflects ISS’s application of the Guidelines to the particular proxy issues. ISS Proxy Voting Guidelines Summaries are accessible to all PM Teams on the ISS system. They are also available from the Proxy Voting Team.

Voting Against ISS Recommendations

On any particular proxy vote, Portfolio Managers may decide to diverge from the Guidelines. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors.

If the Portfolio Manager’s judgment differs from that of ISS, a written record is created reflecting the process (See Appendix titled “Report for Proxy Vote(s) Against the ISS Recommendation(s)”), including:

1.	The requesting PM Team’s reasons for the decision;

2.	The approval of the lead Portfolio Manager for the requesting PM Team;

3.	Notification to the Proxy Voting Team and other appropriate personnel (including other Advisers Portfolio Managers who may own the particular security);

4.	A determination that the decision is not influenced by any conflict of interest; and Review and approval by the Compliance Department.

Conflicts of Interest

The Advisers have implemented procedures designed to prevent conflicts of interest from influencing proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by the Advisers in accordance with the Guidelines and ISS Recommendations are generally not viewed as being the product of any conflicts of interest because the Advisers cast such votes pursuant to a pre-determined policy based upon the recommendations of an independent third party.

Our procedures also prohibit the influence of conflicts of interest where a PM Team decides to vote against an ISS Recommendation, as described above. In exceptional circumstances, the approval process may also include consultation with the Advisers’ senior management, the Law Department, Outside Counsel, and/or the Client whose account may be affected by the conflict. The Advisers maintain records of the resolution of any proxy voting conflict of interest.

1	The Advisers have various Portfolio Manager Teams organized by asset classes and investment strategies.

Proxy Voting Instructions and New Accounts

Institutional Accounts

As part of the new account opening process for discretionary institutional Clients, the Advisers’ Investment Accounting Department is responsible for sending a proxy letter to the Client’s custodian. This letter instructs the custodian to send the Client’s proxy materials to ISS for voting. The custodian must complete the letter and fax it to ISS, with a copy to the Advisers’ Investment Accounting Department. This process is designed to ensure and document that the custodian is aware of its responsibility to send proxies to ISS.

The Investment Accounting Department is responsible for maintaining this proxy instruction letter in the Client’s file and for scanning it into the Advisers’ OnBase system. These steps are part of the Advisers’ Account Opening Process.

SMA — Wrap Accounts

The Advisers’ SMA Operations Department is responsible for servicing wrap accounts, which includes providing instructions to the relevant wrap sponsor for setting up accounts with ISS.

Fixed Income and Private Investments

Voting decisions with respect to Client investments in fixed income securities and the securities of privately-held issuers will generally be made by the relevant Portfolio Managers based on their assessment of the particular transactions or other matters at issue.

Client Direction

Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. Upon request, the Advisers can accommodate individual Clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with the Advisers the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf. Such requests should be centralized through the Advisers’ Proxy Voting Team.

Securities Lending

At times, neither the Advisers nor ISS will be allowed to vote proxies on behalf of Clients when those Clients have adopted a securities lending program. Typically, Clients who have adopted securities lending programs have made a general determination that the lending program provides a greater economic benefit than retaining the ability to vote proxies. Notwithstanding this fact, in the event that a proxy voting matter has the potential to materially enhance the economic value of the Client’s position and that position is lent out, the Advisers will make reasonable efforts to inform the Client that neither the Advisers nor ISS is able to vote the proxy until the lent security is recalled.

Abstaining from Voting Certain Proxies

The Advisers shall at no time ignore or neglect their proxy voting responsibilities. However, there may be times when refraining from voting is in the Client’s best interest, such as when the Advisers’

analysis of a particular proxy issue reveals that the cost of voting the proxy may exceed the expected benefit to the Client. Such proxies may be voted on a best-efforts basis. These issues may include, but are not limited to:

—	Restrictions for share blocking countries;[2]

—	Casting a vote on a foreign security may require that the adviser engage a translator;

—	Restrictions on foreigners’ ability to exercise votes;

—	Requirements to vote proxies in person;

—	Requirements to provide local agents with power of attorney to facilitate the voting instructions;

—	Untimely notice of shareholder meeting;

—	Restrictions on the sale of securities for a period of time in proximity to the shareholder meeting.

Proxy Solicitation

Employees must promptly inform the Advisers’ Proxy Voting Team of the receipt of any solicitation from any person related to Clients’ proxies. As a matter of practice, the Advisers do not reveal or disclose to any third party how the Advisers may have voted (or intend to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. However, the Proxy Voting Team may disclose that it is the Advisers’ general policy to follow the ISS Guidelines. At no time may any Employee accept any remuneration in the solicitation of proxies.

Handling of Information Requests Regarding Proxies

Employees may be contacted by various entities that request or provide information related to particular proxy issues. Specifically, investor relations, proxy solicitation, and corporate/financial communications firms (e.g., Ipreo, Richard Davies, DF King, Georgeson Shareholder) may contact the Advisers to ask questions regarding total holdings of a particular stock across advisory Clients, or how the Advisers intends to vote on a particular proxy. In addition, issuers may call (or hire third parties to call) with intentions to influence the Advisers’ votes (i.e., to vote against ISS).

Employees that receive information requests related to proxy votes should forward such communications (e.g., calls, e-mails, etc.) to the Advisers’ Proxy Voting Team. The Proxy Voting Team will take steps to verify the identity of the caller and his/her firm prior to exchanging any information. In addition, the Proxy Voting Team may consult with the appropriate Portfolio Manager(s) and/or the CCO or CCO NA with respect to the type of information that can be disclosed. Certain information may have to be provided pursuant to foreign legal requirements (e.g., Section 793 of the UK Companies Act).

External Managers

Where Client assets are placed with managers outside of the Advisers, whether through separate accounts, funds-of-funds or other structures, such external managers are responsible for voting proxies in accordance with the managers’ own policies. The Advisers may, however, retain such responsibilities where deemed appropriate.

2	In certain markets where share blocking occurs, shares must be “frozen” for trading purposes at the custodian or sub-custodian in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees.

Proxy Voting Errors

In the event that any Employee becomes aware of an error related to proxy voting, he/she must promptly report that matter to the Advisers’ Proxy Voting Team. The Proxy Voting Team will take immediate steps to determine whether the impact of the error is material and to address the matter. The Proxy Voting Team, with the assistance of the CCO or CCO NA (or their designee), will generally prepare a memo describing the analysis and the resolution of the matter. Supporting documentation (e.g., correspondence with ISS, Client, Portfolio Managers/ analysts, etc.) will be maintained by the Compliance Department. Depending on the severity of the issue, the Law Department, Outside Counsel, and/or affected Clients may be contacted. However, the Advisers may opt to refrain from notifying non-material de minimis errors to Clients.

Recordkeeping

The Advisers must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at the principal place of business. The Proxy Voting Team, in coordination with ISS, is responsible for the following procedures and for ensuring that the required documentation is retained.

Client request to review proxy votes:

•

Any request, whether written (including e-mail) or oral, received by any Employee of the Advisers, must be promptly reported to the Proxy Voting Team. All written requests must be retained in the Client’s permanent file.

•

The Proxy Voting Team records the identity of the Client, the date of the request, and the disposition (e.g., provided a written or oral response to Client’s request, referred to third party, not a proxy voting client, other dispositions, etc.) in a suitable place.

•

The Proxy Voting Team furnishes the information requested to the Client within a reasonable time period (generally within 10 business days). The Advisers maintain a copy of the written record provided in response to Client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the Client’s written request, if applicable and maintained in the permanent file.

•	Clients are permitted to request the proxy voting record for the 5 year period prior to their request.

Proxy statements received regarding client securities:

•	Upon inadvertent receipt of a proxy, the Advisers forward the proxy to ISS for voting, unless the client has instructed otherwise.

Note: The Advisers are permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping their own copies.

Proxy voting records:

•

The Advisers’ proxy voting record is maintained by ISS. The Proxy Voting Team, with the assistance of the Investment Accounting and SMA Operations Departments, periodically ensures that ISS has complete, accurate, and current records of Clients who have instructed the Advisers to vote proxies on their behalf.

•	The Advisers maintain documentation to support the decision to vote against the ISS recommendation.

•

The Advisers maintain documentation or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for any voting decision.

Procedures for Class Actions

In general, it is the Advisers’ policy not to file class action claims on behalf of Clients. The Advisers specifically do not act on behalf of former Clients who may have owned the affected security but subsequently terminated their relationship with the Advisers. The Advisers only file class actions on behalf of Clients if that responsibility is specifically stated in the advisory contract, as it is the Advisers’ general policy not to act as lead plaintiff in class actions.

The process of g class action claims is carried out by the Investment Accounting Department. In the event the Advisers opt out of a class action settlement, the Advisers will maintain documentation of any cost/benefit analysis to support that decision.

The Advisers are mindful that they have a duty to avoid and detect conflicts of interest that may arise in the class action claim process. Where actual, potential or apparent conflicts are identified regarding any material matter, the Advisers manage the conflict by seeking instruction from the Law Department and/or outside counsel.

Disclosure

The Advisers ensure that Part 2A of Form ADV is updated as necessary to reflect: (i) all material changes to this policy; and (ii) regulatory requirements.

Responsibility

Various individuals and departments are responsible for carrying out the Advisers’ proxy voting and class action practices, as mentioned throughout these policies and procedures. The Investment Accounting Department has assigned a Proxy Voting Team to manage the proxy voting process. The Investment Accounting Department has delegated the handling of class action activities to a Senior Investment Accounting Leader.

In general, the Advisers’ CCO or CCO NA (or their designee) oversees the decisions related to proxy voting, class actions, conflicts of interest, and applicable record keeping and disclosures. In addition, the Compliance Department periodically reviews the voting of proxies to ensure that all such votes — particularly those diverging from the judgment of ISS — were voted in a manner consistent with the Advisers’ fiduciary duties.

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Declaration of Trust (1)

(a)(2)	Amendment No. 1 to Declaration of Trust (4)

(b)	Amended and Restated By laws (10)

(c)	Not Applicable

(d)(1)	Investment Advisory Agreement with Thrivent Asset Management, LLC (6)

(d)(2)	Amendment No. 1 to Investment Advisory Agreement (8)

(d)(3)	Amendment No. 2 to Investment Advisory Agreement (11)

(d)(4)	Amendment No. 3 to Investment Advisory Agreement (11)

(d)(5)	Amendment No. 4 to Investment Advisory Agreement (11)

(d)(6)	Amendment No. 5 to Investment Advisory Agreement (14)

(d)(7)	Amendment No. 6 to Investment Advisory Agreement (15)

(d)(8)	Amendment No. 7 to Investment Advisory Agreement (16)

(d)(9)	Amendment No. 8 to Investment Advisory Agreement (17)

(d)(10)	Amendment No. 9 to Investment Advisory Agreement (17)

(d)(11)	Amended and Restated Investment Subadvisory Agreement with Mercator Asset Management, LP with respect to Thrivent Partner International Stock Fund (7)

(d)(12)	Amendment to Investment Subadvisory Agreement with Mercator Asset Management, LP with respect to Thrivent Partner Worldwide Allocation Fund (9)

(d)(13)	Amendment No. 2 to Investment Subadvisory Agreement with Mercator Asset Management, LP with respect to Thrivent Partner Worldwide Allocation Fund (12)

(d)(14)	Amendment No. 3 to Investment Subadvisory Agreement with Mercator Asset Management L.P. with respect to Thrivent Partner Worldwide Allocation Fund (*)

(d)(15)	Investment Subadvisory Agreement with Principal Global Investors, LLC with respect to Thrivent Partner International Stock Fund (7)

(d)(16)	Amendment to Investment Subadvisory Agreement with Principal Global Investors, LLC with respect to Thrivent Partner Worldwide Allocation Fund (9)

(d)(17)	Amendment No. 2 to Investment Subadvisory Agreement with Principal Global Investors, LLC with respect to Thrivent Partner Worldwide Allocation Fund (12)

(d)(18)	Investment Subadvisory Agreement with Goldman Sachs Asset Management, L.P. with respect to Thrivent Partner Worldwide Allocation Fund (9)

(d)(19)	Amendment No. 1 to Investment Subadvisory Agreement with Goldman Sachs Asset Management, L.P. with respect to Thrivent Partner Worldwide Allocation Fund (15)

(d)(20)	Investment Subadvisory Agreement with Aberdeen Asset Management Investment Services Limited with respect to Thrivent Partner Worldwide Allocation Fund (9)

(d)(21)	Amendment No. 1 to Investment Subadvisory Agreement with Aberdeen Asset Managers Limited with respect to Thrivent Partner Worldwide Allocation Fund (14)

(d)(22)	Form of Amendment No. 2 to Investment Subadvisory Agreement with Aberdeen Asset Managers Limited with respect to Thrivent Partner Worldwide Allocation Fund and Thrivent Partner Emerging Markets Equity Fund (17)

(e)(1)	Distribution Agreement with Thrivent Investment Management Inc. (2)

(e)(2)	Amendment No. 14 to Distribution Agreement (8)

(e)(3)	Amendment No. 15 to Distribution Agreement (11)

(e)(4)	Amendment No. 16 to Distribution Agreement (14)

(e)(5)	Amendment No. 17 to Distribution Agreement (16)

(e)(6)	Amendment No. 18 to Distribution Agreement (16)

(e)(7)	Form of Distribution Agreement between Thrivent Distributors, LLC and Thrivent Mutual Funds (*)

(f)	Not Applicable

(g)	Custodian Agreement with State Street Bank and Trust (3)

(h)(1)	Administrative Services Agreement, effective as of January 1, 2009, between Registrant and Thrivent Asset Management, LLC (10)

(h)(2)	Amendment No. 1 to Administrative Services Agreement (11)

(h)(3)	Amendment No. 2 to Administrative Services Agreement (14)

(h)(4)	Amendment No. 3 to Administrative Services Agreement (15)

(h)(5)	Amendment No. 4 to Administrative Services Agreement (16)

(h)(6)	Amendment No. 5 to Administrative Services Agreement (16)

(h)(7)	Transfer Agency Agreement between Registrant and Thrivent Financial Investor Services Inc. (4)

(h)(8)	Amendment No. 1 to Transfer Agency Agreement between Registrant and Thrivent Financial Investors Services Inc. (10)

(h)(9)	Amendment No. 2 to Transfer Agency Agreement between Registrant and Thrivent Financial Investors Services Inc. (10)

(h)(10)	Expense Reimbursement Letter Agreement (To be filed in Post-Effective Amendment)

(i)	Opinion and Consent of Counsel (To be filed in Post-Effective Amendment)

(j)	Consent of Independent Registered Public Accounting Firm (To be filed in Post-Effective Amendment)

(k)	Not Applicable

(l)	Not Applicable

(m)(1)	Rule 12b-1 Plan (To be filed in Post-Effective Amendment)

(m)(2)	Appendix A – Form of Sales Agreement (*)

(n)	Rule 18f-3 Plan (5)

(o)	Not Applicable

(p)(1)	Code of Ethics (Rule 17j-1) for Registrant (*)

(p)(2)	Code of Ethics for Registrant’s Principal Executive, Financial, and Accounting Officers (12)

(p)(3)	Code of Ethics of Mercator Asset Management, LP (10)

(p)(4)	Code of Ethics of Goldman Sachs Asset Management, L.P. (14)

(p)(5)	Code of Ethics of Principal Global Investors, LLC (*)

(p)(6)	Code of Ethics of Aberdeen Asset Managers Limited (17)

(q)	Powers of Attorney (19)

(1)	Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of Registrant, file no. 33-12911, filed on June 25, 1998.
(2)	Incorporated by reference from Post-Effective Amendment No. 36 to the registration statement of Registrant, file no. 33-12911, filed on December 29, 1999.
(3)	Incorporated by reference from Post-Effective Amendment No. 44 to the registration statement of Registrant, file no. 33-12911, filed on June 27, 2003.
(4)	Incorporated by reference from Post-Effective Amendment No. 52 to the registration statement of Registrant, file no. 33-12911, filed on July 14, 2004.
(5)	Incorporated by reference from Post-Effective Amendment No. 58 to the registration statement of Registrant, file no. 33-12911, filed on December 15, 2005.
(6)	Incorporated by reference from Post-Effective Amendment No. 59 to the registration statement of Registrant, file no. 33-12911, filed on February 22, 2006.
(7)	Incorporated by reference from Post-Effective Amendment No. 61 to the registration statement of Registrant, file no. 33-12911, filed on February 26, 2007.
(8)	Incorporated by reference from Post-Effective Amendment No. 62 to the registration statement of Registrant, file no. 33-12911, filed on November 29, 2007.
(9)	Incorporated by reference from Post-Effective Amendment No. 63 to the registration statement of Registrant, file no. 33-12911, filed on February 21, 2008.
(10)	Incorporated by reference from Post-Effective Amendment No. 64 to the registration statement of Registrant, file no. 33-12911, filed on February 27, 2009.
(11)	Incorporated by reference from Post-Effective Amendment No. 65 to the registration statement of Registrant, file no. 33-12911, filed on December 7, 2009.
(12)	Incorporated by reference from Post-Effective Amendment No. 1 of Registrant on Form N-14, file no. 333-175210, filed on September 11, 2011.
(13)	Incorporated by reference from Post-Effective Amendment No. 69 to the registration statement of Registrant, file no. 33-12911, filed on February 27, 2012.
(14)	Incorporated by reference from Post-Effective Amendment No. 74 to the registration statement of Registrant, file no. 33-12911, filed on February 26, 2013.
(15)	Incorporated by reference from Post-Effective Amendment No. 76 to the registration statement of Registrant, file no. 33-12911, filed on February 27, 2014.
(16)	Incorporated by reference from Post-Effective Amendment No. 1 of Registrant on Form N-14, file no. 333-204192, filed on October 18, 2015.
(17)	Incorporated by reference from Post-Effective Amendment No. 78 to the registration statement of Registrant, file no. 33-12911, filed on February 27, 2015.

*	Filed herewith

Item 29. Persons Controlled by or under Common Control with Registrant

Registrant is an open-end management investment company organized as a Massachusetts business trust on March 10, 1987. Thrivent Financial for Lutherans (“Thrivent Financial”), the parent company of the Registrant’s investment adviser, is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.

The following list shows the relationship of each wholly owned direct and indirect subsidiary to Thrivent Financial, except as indicated below. Financial statements of Thrivent Financial will be presented on a consolidated basis.

Thrivent Financial Entities	Primary Business	State of Organization

Thrivent Financial	Fraternal benefit society offering financial services and products	Wisconsin

Thrivent Financial Holdings, Inc.	Holding company with no independent operations	Delaware

Thrivent Trust Company	Federally chartered limited purpose trust bank	Federal Charter

Thrivent Investment Management Inc.	Broker-dealer and investment adviser	Delaware

North Meadows Investment Ltd.	Organized for the purpose of holding and investing in real estate	Wisconsin

Thrivent Financial Investor Services Inc.	Transfer agent	Pennsylvania

Thrivent Insurance Agency Inc.	Licensed life and health agency	Minnesota

Newman Financial Services, LLC	Limited Liability Company	Minnesota

NewLife Insurance Agency, LLC[5]	Limited Liability Company	Minnesota

Thrivent Life Insurance Company	Life insurance company	Minnesota

Thrivent Asset Management, LLC[1]	Investment adviser	Delaware

Thrivent Distributors, LLC	Limited Liability Company	Delaware

PREPARE/ENRICH, LLC	Limited Liability Company	Delaware

White Rose GP I, LLC[2]	General partner	Delaware

White Rose Fund I Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

White Rose Fund I Equity Direct, L.P.[3]	Private equity fund	Delaware

White Rose Fund I Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund GP II, LLC[2]	General partner	Delaware

Thrivent White Rose Fund II Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund II Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund II Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund GP III, LLC[2]	General partner	Delaware

Thrivent White Rose Fund III Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund III Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund III Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund GP IV, LLC[2]	General partner	Delaware

Thrivent White Rose Fund IV Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund IV Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund IV Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund GP V, LLC[2]	General partner	Delaware

Thrivent White Rose Fund V Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund V Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund GP VI, LLC[2]	General partner	Delaware

Thrivent White Rose Fund VI Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund VI Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund GP VII, LLC[2]	General partner	Delaware

Thrivent White Rose Fund VII Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund VII Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund GP VIII, LLC	General partner	Delaware

Thrivent White Rose Fund VIII Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund VIII Fund of Funds, L.P.[3]	Private equity fund	Delaware

Gold Ring Holdings, LLC	Investment subsidiary	Delaware

Twin Bridge Capital Partners, LLC[4]	Managing member	Delaware

[1]

Thrivent Asset Management, LLC (“TAM”) is a subsidiary of both Thrivent Financial Holdings, Inc. (“TFH”) and Thrivent Life Insurance Company (“TLIC”), both of which are wholly owned subsidiaries of Thrivent Financial. TFH and TLIC own respectively 80% and 20% of TAM’s membership interests.

[2]	Thrivent Financial owns a majority interest in the limited liability company and is also its managing member.
[3]	The Fund is organized for the purpose of holding investments in Thrivent Financial’s general account.
[4]	Thrivent Financial owns 49% of the managing member’s membership interests. Twin Bridge Capital Partners, LLC is the managing member of a general partner of limited partnerships.
[5]	Newman Financial Services, LLC owns a 50% membership interest in NewLife Insurance Agency, LLC.

Item 30. Indemnification

Under Section 12 of Article Seven of Registrant’s Declaration of Trust, Registrant may not indemnify any trustee, officer or employee for expenses (e.g., attorney’s fees, judgments, fines and settlement amounts) incurred in any threatened, pending or completed action, if there has been an adjudication of liability against such person based on a finding of willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties of office (“disabling conduct”). Registrant shall indemnify its trustees, officers or employees for such expenses whether or not there is an adjudication of liability, if, pursuant to Investment Company Act Release 11330, a determination is made that such person was not liable by reason of disabling conduct by: (i) final decision of the court before which the proceeding was brought; or (ii) in the absence of such a decision, a reasonable determination, based on factual review, that the person was not liable for reasons of such conduct is made by: (a) a majority vote of disinterested, independent trustees; or (b) independent legal counsel in a written opinion.

Advancement of expenses incurred in defending such actions may be made pursuant to Release 11330, provided that the person undertakes to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one or more of the following conditions is met: (1) the person provides security for the undertaking; (2) Registrant is insured against losses arising by reason of any lawful advances; or (3) a majority of disinterested non-party trustees or independent legal counsel in a written opinion determines, based on review of readily available facts, that there is reason to believe the person ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provision, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

Thrivent Asset Management, LLC is the investment adviser and administrator of Registrant. The business and other connections of the directors and offers of Thrivent Asset Management are set forth on the Form ADV on file with the Securities and Exchange Commission (file No. 801-64988).

The business and other connections of the officers and directors of Aberdeen Asset Managers Limited (Subadviser for Thrivent Partner Worldwide Allocation Fund and Thrivent Partner Emerging Markets Equity Fund) are set forth in the Form ADV of Aberdeen Asset Managers Limited on file with the Securities and Exchange Commission (file No. 801-75074).

The business and other connections of the officers and directors of Goldman Sach Asset Management, L.P. (Subadviser for Thrivent Partner Worldwide Allocation Fund) are set forth in the Form ADV of Goldman Sachs Asset Management, L.P. on file with the Securities and Exchange Commission (file No 801-37591).

The business and other connections of the officers and directors of Mercator Asset Management LP (Subadviser for Thrivent Partner Worldwide Allocation Fund) are set forth in the Form ADV of Mercator Asset Management LP on file with the Securities and Exchange Commission (file No. 801-50347).

The business and other connections of the officers and directors of Principal Global Investors, LLC (Subadviser for Thrivent Partner Worldwide Allocation Fund) are set forth in the Form ADV of Principal Global Investors, LLC on file with the Securities and Exchange Commission (file No. 801-55959).

Item 32. Principal Underwriters

(a) Not applicable.

(b) The managers and executive officers of Thrivent Distributors, LLC are listed below. Unless otherwise indicated, their principal address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Trust

Mark D. Anema	Manager and Chief Executive Officer	Vice President

Gerard V. Vaillancourt	Manager and Chief Financial Officer	Treasurer and Principal Accounting Officer

Carolyn A. Tuohy	Chief Legal Officer and Secretary	N/A

Kathryn A. Stelter 4321 North Ballard Road Appleton, Wisconsin 54919-0001	Chief Operations Officer	Vice President

Edward S. Dryden	Chief Compliance Officer	Chief Compliance Officer

Valerie K. Martinson	Vice President	N/A

Jody A. Rose	Assistant Secretary	N/A

(c)	Not applicable

Item 33. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant (either at its Minneapolis, Minnesota or Appleton, Wisconsin office), the Registrant’s custodian State Street Bank and Trust Company (located in Boston, Massachusetts) or the Registrant’s sub-transfer agent DST Systems, Inc. (located in Kansas City, Missouri). The relevant addresses are 625 Fourth Ave. S., Minneapolis, MN 55415; 4321 N. Ballard Rd., Appleton, WI 54919; One Lincoln St., Boston, MA 02110; and 333 W. 11th St., Kansas City, MO 64105.

Item 34. Management Services

Not Applicable

Item 35. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 22nd day of December, 2015.

THRIVENT MUTUAL FUNDS

/s/ Michael W. Kremenak
Michael W. Kremenak, Secretary and Chief Legal Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 22nd day of December, 2015:

Signature	Title

/s/ David S. Royal David S. Royal	President (Principal Executive Officer) and Trustee

/s/ Gerard V. Vaillancourt Gerard V. Vaillancourt	Treasurer (Principal Financial and Accounting Officer)

* Janice B. Case	Trustee

* Richard L. Gady	Trustee

* Richard A. Hauser	Trustee

* Marc S. Joseph	Trustee

* Paul R. Laubscher	Trustee

* James A. Nussle	Trustee

* Douglas D. Sims	Trustee

* Constance L. Souders	Trustee

* Russell W. Swansen	Trustee

*	Michael W. Kremenak, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Trustees of Thrivent Mutual Funds pursuant to the powers of attorney duly executed by such persons.

Dated: December 22, 2015	/s/ Michael W. Kremenak
Michael W. Kremenak
Attorney-in-Fact

Index to Exhibits

(d)(14)	Amendment No. 3 to Investment Subadvisory Agreement with Mercator Asset Management L.P.

(e)(7)	Distribution Agreement between Thrivent Distributors, LLC and Thrivent Mutual Funds

(m)(2)	Appendix A – Form of Sales Agreement

(p)(1)	Code of Ethics (Rule 17j-1) for Registrant

(p)(5)	Code of Ethics of Principal Global Investors, LLC